UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:  811-06241

Loomis Sayles Funds II

(Exact name of Registrant as specified in charter)

888 Boylston Street, Suite 800 Boston, Massachusetts 02199-8197

(Address of principal executive offices)   (Zip code)

Susan McWhan Tobin, Esq.

Natixis Distribution, LLC

888 Boylston Street, Suite 800

Boston, Massachusetts 02199-8197

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 449-2139

Date of fiscal year end: December 31

Date of reporting period: June 30, 2024

Item 1.  Reports to Stockholders.

(a)	The Registrant’s Tailored Shareholder Reports transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 are as follows:

Class A

NEFHX

Loomis Sayles High Income Fund

Semi-annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about Loomis Sayles High Income Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments.You can also request the information by contacting us at 800-225-5478 or by contacting your financial intermediary directly.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$48	0.95%

Key Fund Statistics

Total Net Assets	$42,707,727
# of Portfolio Holdings (including overnight repurchase agreements)	404
Portfolio Turnover Rate	45%
Total Advisory Fees Paid	$0

What did the Fund invest in? (% of Net Assets)

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	33.0%
Short-Term Investments	3.2%
Consumer Cyclical Services	3.2%
Aerospace & Defense	3.9%
Healthcare	3.9%
Pharmaceuticals	4.1%
Finance Companies	4.6%
Independent Energy	5.1%
Leisure	5.2%
Property & Casualty Insurance	5.3%
Midstream	6.7%
Technology	10.0%
Cable Satellite	11.8%
Footnote	Description
Footnote*	Net of other assets less liabilities

Credit QualityFootnote Reference†

Value	Value
Cash & equivalents	0.3
US Treasury	2.5
Not rated	9.6
D	0.2
CC	2.1
CCC	6.5
B	30.4
BB	45.2
BBB	2.9
A	0.3
Footnote	Description
Footnote†	Credit ratings are by S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are only privately rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.

Material Fund Changes

There were no material fund changes during the period.

There were no changes in or disagreements with Accountants during the period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code or visit im.natixis.com/funddocuments

Phone: 800-225-5478

Email: secretaryofthefunds@natixis.com

Class A

NEFHX

Loomis Sayles High Income Fund

Semi-annual Shareholder Report

June 30, 2024

THI88A-0624

Class C

NEHCX

Loomis Sayles High Income Fund

Semi-annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about Loomis Sayles High Income Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments.You can also request the information by contacting us at 800-225-5478 or by contacting your financial intermediary directly.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$85	1.70%

Key Fund Statistics

Total Net Assets	$42,707,727
# of Portfolio Holdings (including overnight repurchase agreements)	404
Portfolio Turnover Rate	45%
Total Advisory Fees Paid	$0

What did the Fund invest in? (% of Net Assets)

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	33.0%
Short-Term Investments	3.2%
Consumer Cyclical Services	3.2%
Aerospace & Defense	3.9%
Healthcare	3.9%
Pharmaceuticals	4.1%
Finance Companies	4.6%
Independent Energy	5.1%
Leisure	5.2%
Property & Casualty Insurance	5.3%
Midstream	6.7%
Technology	10.0%
Cable Satellite	11.8%
Footnote	Description
Footnote*	Net of other assets less liabilities

Credit QualityFootnote Reference†

Value	Value
Cash & equivalents	0.3
US Treasury	2.5
Not rated	9.6
D	0.2
CC	2.1
CCC	6.5
B	30.4
BB	45.2
BBB	2.9
A	0.3
Footnote	Description
Footnote†	Credit ratings are by S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are only privately rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.

Material Fund Changes

There were no material fund changes during the period.

There were no changes in or disagreements with Accountants during the period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code or visit im.natixis.com/funddocuments

Phone: 800-225-5478

Email: secretaryofthefunds@natixis.com

Class C

NEHCX

Loomis Sayles High Income Fund

Semi-annual Shareholder Report

June 30, 2024

THI88C-0624

Class N

LSHNX

Loomis Sayles High Income Fund

Semi-annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about Loomis Sayles High Income Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments.You can also request the information by contacting us at 800-225-5478 or by contacting your financial intermediary directly.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class N	$33	0.65%

Key Fund Statistics

Total Net Assets	$42,707,727
# of Portfolio Holdings (including overnight repurchase agreements)	404
Portfolio Turnover Rate	45%
Total Advisory Fees Paid	$0

What did the Fund invest in? (% of Net Assets)

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	33.0%
Short-Term Investments	3.2%
Consumer Cyclical Services	3.2%
Aerospace & Defense	3.9%
Healthcare	3.9%
Pharmaceuticals	4.1%
Finance Companies	4.6%
Independent Energy	5.1%
Leisure	5.2%
Property & Casualty Insurance	5.3%
Midstream	6.7%
Technology	10.0%
Cable Satellite	11.8%
Footnote	Description
Footnote*	Net of other assets less liabilities

Credit QualityFootnote Reference†

Value	Value
Cash & equivalents	0.3
US Treasury	2.5
Not rated	9.6
D	0.2
CC	2.1
CCC	6.5
B	30.4
BB	45.2
BBB	2.9
A	0.3
Footnote	Description
Footnote†	Credit ratings are by S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are only privately rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.

Material Fund Changes

There were no material fund changes during the period.

There were no changes in or disagreements with Accountants during the period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code or visit im.natixis.com/funddocuments

Phone: 800-225-5478

Email: secretaryofthefunds@natixis.com

Class N

LSHNX

Loomis Sayles High Income Fund

Semi-annual Shareholder Report

June 30, 2024

THI88N-0624

Class Y

NEHYX

Loomis Sayles High Income Fund

Semi-annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about Loomis Sayles High Income Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments.You can also request the information by contacting us at 800-225-5478 or by contacting your financial intermediary directly.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$35	0.70%

Key Fund Statistics

Total Net Assets	$42,707,727
# of Portfolio Holdings (including overnight repurchase agreements)	404
Portfolio Turnover Rate	45%
Total Advisory Fees Paid	$0

What did the Fund invest in? (% of Net Assets)

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	33.0%
Short-Term Investments	3.2%
Consumer Cyclical Services	3.2%
Aerospace & Defense	3.9%
Healthcare	3.9%
Pharmaceuticals	4.1%
Finance Companies	4.6%
Independent Energy	5.1%
Leisure	5.2%
Property & Casualty Insurance	5.3%
Midstream	6.7%
Technology	10.0%
Cable Satellite	11.8%
Footnote	Description
Footnote*	Net of other assets less liabilities

Credit QualityFootnote Reference†

Value	Value
Cash & equivalents	0.3
US Treasury	2.5
Not rated	9.6
D	0.2
CC	2.1
CCC	6.5
B	30.4
BB	45.2
BBB	2.9
A	0.3
Footnote	Description
Footnote†	Credit ratings are by S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are only privately rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.

Material Fund Changes

There were no material fund changes during the period.

There were no changes in or disagreements with Accountants during the period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code or visit im.natixis.com/funddocuments

Phone: 800-225-5478

Email: secretaryofthefunds@natixis.com

Class Y

NEHYX

Loomis Sayles High Income Fund

Semi-annual Shareholder Report

June 30, 2024

THI88Y-0624

Class A

LIGGX

Loomis Sayles International Growth Fund

Semi-annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about Loomis Sayles International Growth Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments.You can also request the information by contacting us at 800-225-5478 or by contacting your financial intermediary directly.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$61	1.20%

Key Fund Statistics

Total Net Assets	$37,748,220
# of Portfolio Holdings (including overnight repurchase agreements)	36
Portfolio Turnover Rate	0%
Total Advisory Fees Paid	$45,036

What did the Fund invest in? (% of Net Assets)

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	16.6%
IT Services	3.0%
Professional Services	3.2%
Automobiles	5.1%
Interactive Media & Services	5.8%
Financial Services	6.7%
Beverages	7.8%
Hotels, Restaurants & Leisure	8.5%
Semiconductors & Semiconductor Equipment	9.5%
Broadline Retail	9.5%
Software	9.5%
Pharmaceuticals	14.8%
Footnote	Description
Footnote*	Net of other assets less liabilities

Top Ten Holdings

Novo Nordisk AS, Class B	9.0%
MercadoLibre, Inc.	6.6%
ARM Holdings PLC, ADR	5.8%
WiseTech Global Ltd.	5.4%
Tesla, Inc.	5.1%
Adyen NV	4.9%
Tencent Holdings Ltd.	4.4%
Trip.com Group Ltd., ADR	4.3%
SAP SE	4.2%
NXP Semiconductors NV	3.7%

Country Weightings

United States
23.7%
China
20.8%
Brazil
9.1%
Denmark
9.0%
Netherlands
5.6%
Australia
5.3%
United Kingdom
4.7%
Switzerland
4.5%
Germany
4.2%
France
4.2%
Japan
3.2%
Canada
3.0%
Other investments less than 3% of net assets*
2.7%

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	2.7%
Canada	3.0%
Japan	3.2%
France	4.2%
Germany	4.2%
Switzerland	4.5%
United Kingdom	4.7%
Australia	5.3%
Netherlands	5.6%
Denmark	9.0%
Brazil	9.1%
China	20.8%
United States	23.7%
Footnote	Description
Footnote*	Net of other assets less liabilities

Material Fund Changes

There were no material fund changes during the period.

There were no changes in or disagreements with Accountants during the period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code or visit im.natixis.com/funddocuments

Phone: 800-225-5478

Email: secretaryofthefunds@natixis.com

Class A

LIGGX

Loomis Sayles International Growth Fund

Semi-annual Shareholder Report

June 30, 2024

TLSING88A-0624

Class C

LIGCX

Loomis Sayles International Growth Fund

Semi-annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about Loomis Sayles International Growth Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments.You can also request the information by contacting us at 800-225-5478 or by contacting your financial intermediary directly.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$99	1.95%

Key Fund Statistics

Total Net Assets	$37,748,220
# of Portfolio Holdings (including overnight repurchase agreements)	36
Portfolio Turnover Rate	0%
Total Advisory Fees Paid	$45,036

What did the Fund invest in? (% of Net Assets)

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	16.6%
IT Services	3.0%
Professional Services	3.2%
Automobiles	5.1%
Interactive Media & Services	5.8%
Financial Services	6.7%
Beverages	7.8%
Hotels, Restaurants & Leisure	8.5%
Semiconductors & Semiconductor Equipment	9.5%
Broadline Retail	9.5%
Software	9.5%
Pharmaceuticals	14.8%
Footnote	Description
Footnote*	Net of other assets less liabilities

Top Ten Holdings

Novo Nordisk AS, Class B	9.0%
MercadoLibre, Inc.	6.6%
ARM Holdings PLC, ADR	5.8%
WiseTech Global Ltd.	5.4%
Tesla, Inc.	5.1%
Adyen NV	4.9%
Tencent Holdings Ltd.	4.4%
Trip.com Group Ltd., ADR	4.3%
SAP SE	4.2%
NXP Semiconductors NV	3.7%

Country Weightings

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	2.7%
Canada	3.0%
Japan	3.2%
France	4.2%
Germany	4.2%
Switzerland	4.5%
United Kingdom	4.7%
Australia	5.3%
Netherlands	5.6%
Denmark	9.0%
Brazil	9.1%
China	20.8%
United States	23.7%
Footnote	Description
Footnote*	Net of other assets less liabilities

Material Fund Changes

There were no material fund changes during the period.

There were no changes in or disagreements with Accountants during the period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code or visit im.natixis.com/funddocuments

Phone: 800-225-5478

Email: secretaryofthefunds@natixis.com

Class C

LIGCX

Loomis Sayles International Growth Fund

Semi-annual Shareholder Report

June 30, 2024

TLSING88C-0624

Class N

LIGNX

Loomis Sayles International Growth Fund

Semi-annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about Loomis Sayles International Growth Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments.You can also request the information by contacting us at 800-225-5478 or by contacting your financial intermediary directly.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class N	$46	0.90%

Key Fund Statistics

Total Net Assets	$37,748,220
# of Portfolio Holdings (including overnight repurchase agreements)	36
Portfolio Turnover Rate	0%
Total Advisory Fees Paid	$45,036

What did the Fund invest in? (% of Net Assets)

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	16.6%
IT Services	3.0%
Professional Services	3.2%
Automobiles	5.1%
Interactive Media & Services	5.8%
Financial Services	6.7%
Beverages	7.8%
Hotels, Restaurants & Leisure	8.5%
Semiconductors & Semiconductor Equipment	9.5%
Broadline Retail	9.5%
Software	9.5%
Pharmaceuticals	14.8%
Footnote	Description
Footnote*	Net of other assets less liabilities

Top Ten Holdings

Novo Nordisk AS, Class B	9.0%
MercadoLibre, Inc.	6.6%
ARM Holdings PLC, ADR	5.8%
WiseTech Global Ltd.	5.4%
Tesla, Inc.	5.1%
Adyen NV	4.9%
Tencent Holdings Ltd.	4.4%
Trip.com Group Ltd., ADR	4.3%
SAP SE	4.2%
NXP Semiconductors NV	3.7%

Country Weightings

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	2.7%
Canada	3.0%
Japan	3.2%
France	4.2%
Germany	4.2%
Switzerland	4.5%
United Kingdom	4.7%
Australia	5.3%
Netherlands	5.6%
Denmark	9.0%
Brazil	9.1%
China	20.8%
United States	23.7%
Footnote	Description
Footnote*	Net of other assets less liabilities

Material Fund Changes

There were no material fund changes during the period.

There were no changes in or disagreements with Accountants during the period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code or visit im.natixis.com/funddocuments

Phone: 800-225-5478

Email: secretaryofthefunds@natixis.com

Class N

LIGNX

Loomis Sayles International Growth Fund

Semi-annual Shareholder Report

June 30, 2024

TLSING88N-0624

Class Y

LIGYX

Loomis Sayles International Growth Fund

Semi-annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about Loomis Sayles International Growth Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments.You can also request the information by contacting us at 800-225-5478 or by contacting your financial intermediary directly.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$48	0.95%

Key Fund Statistics

Total Net Assets	$37,748,220
# of Portfolio Holdings (including overnight repurchase agreements)	36
Portfolio Turnover Rate	0%
Total Advisory Fees Paid	$45,036

What did the Fund invest in? (% of Net Assets)

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	16.6%
IT Services	3.0%
Professional Services	3.2%
Automobiles	5.1%
Interactive Media & Services	5.8%
Financial Services	6.7%
Beverages	7.8%
Hotels, Restaurants & Leisure	8.5%
Semiconductors & Semiconductor Equipment	9.5%
Broadline Retail	9.5%
Software	9.5%
Pharmaceuticals	14.8%
Footnote	Description
Footnote*	Net of other assets less liabilities

Top Ten Holdings

Novo Nordisk AS, Class B	9.0%
MercadoLibre, Inc.	6.6%
ARM Holdings PLC, ADR	5.8%
WiseTech Global Ltd.	5.4%
Tesla, Inc.	5.1%
Adyen NV	4.9%
Tencent Holdings Ltd.	4.4%
Trip.com Group Ltd., ADR	4.3%
SAP SE	4.2%
NXP Semiconductors NV	3.7%

Country Weightings

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	2.7%
Canada	3.0%
Japan	3.2%
France	4.2%
Germany	4.2%
Switzerland	4.5%
United Kingdom	4.7%
Australia	5.3%
Netherlands	5.6%
Denmark	9.0%
Brazil	9.1%
China	20.8%
United States	23.7%
Footnote	Description
Footnote*	Net of other assets less liabilities

Material Fund Changes

There were no material fund changes during the period.

There were no changes in or disagreements with Accountants during the period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code or visit im.natixis.com/funddocuments

Phone: 800-225-5478

Email: secretaryofthefunds@natixis.com

Class Y

LIGYX

Loomis Sayles International Growth Fund

Semi-annual Shareholder Report

June 30, 2024

TLSING88Y-0624

Admin Class

LIGAX

Loomis Sayles Investment Grade Bond Fund

Semi-annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about Loomis Sayles Investment Grade Bond Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments.You can also request the information by contacting us at 800-225-5478 or by contacting your financial intermediary directly.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admin Class	$49	0.99%

Key Fund Statistics

Total Net Assets	$12,641,048,949
# of Portfolio Holdings (including overnight repurchase agreements and derivatives)	1,007
Portfolio Turnover Rate	18%
Total Advisory Fees Paid	$19,368,543

What did the Fund invest in? (% of Net Assets)

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	36.9%
Short-Term Investments	3.4%
Independent Energy	3.0%
Aerospace & Defense	3.0%
Finance Companies	3.3%
Midstream	3.7%
ABS Home Equity	4.1%
ABS Car Loan	4.4%
ABS Other	4.6%
Technology	8.2%
Banking	9.4%
Treasuries	16.0%
Footnote	Description
Footnote*	Net of other assets less liabilities (including futures contracts)

Credit QualityFootnote Reference†

Value	Value
Cash & equivalents	1.0
US Treasury	16.2
Not rated	13.2
CC	0.2
CCC	0.5
B	0.6
BB	7.2
BBB	48.0
A	8.7
AA	2.0
AAA	2.4
Footnote	Description
Footnote†	Credit ratings are by S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are only privately rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.

Material Fund Changes

There were no material fund changes during the period.

There were no changes in or disagreements with Accountants during the period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code or visit im.natixis.com/funddocuments

Phone: 800-225-5478

Email: secretaryofthefunds@natixis.com

Admin Class

LIGAX

Loomis Sayles Investment Grade Bond Fund

Semi-annual Shareholder Report

June 30, 2024

TIG88AD-0624

Class A

LIGRX

Loomis Sayles Investment Grade Bond Fund

Semi-annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about Loomis Sayles Investment Grade Bond Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments.You can also request the information by contacting us at 800-225-5478 or by contacting your financial intermediary directly.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$37	0.74%

Key Fund Statistics

Total Net Assets	$12,641,048,949
# of Portfolio Holdings (including overnight repurchase agreements and derivatives)	1,007
Portfolio Turnover Rate	18%
Total Advisory Fees Paid	$19,368,543

What did the Fund invest in? (% of Net Assets)

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	36.9%
Short-Term Investments	3.4%
Independent Energy	3.0%
Aerospace & Defense	3.0%
Finance Companies	3.3%
Midstream	3.7%
ABS Home Equity	4.1%
ABS Car Loan	4.4%
ABS Other	4.6%
Technology	8.2%
Banking	9.4%
Treasuries	16.0%
Footnote	Description
Footnote*	Net of other assets less liabilities (including futures contracts)

Credit QualityFootnote Reference†

Value	Value
Cash & equivalents	1.0
US Treasury	16.2
Not rated	13.2
CC	0.2
CCC	0.5
B	0.6
BB	7.2
BBB	48.0
A	8.7
AA	2.0
AAA	2.4
Footnote	Description
Footnote†	Credit ratings are by S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are only privately rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.

Material Fund Changes

There were no material fund changes during the period.

There were no changes in or disagreements with Accountants during the period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code or visit im.natixis.com/funddocuments

Phone: 800-225-5478

Email: secretaryofthefunds@natixis.com

Class A

LIGRX

Loomis Sayles Investment Grade Bond Fund

Semi-annual Shareholder Report

June 30, 2024

TIG88A-0624

Class C

LGBCX

Loomis Sayles Investment Grade Bond Fund

Semi-annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about Loomis Sayles Investment Grade Bond Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments.You can also request the information by contacting us at 800-225-5478 or by contacting your financial intermediary directly.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$74	1.49%

Key Fund Statistics

Total Net Assets	$12,641,048,949
# of Portfolio Holdings (including overnight repurchase agreements and derivatives)	1,007
Portfolio Turnover Rate	18%
Total Advisory Fees Paid	$19,368,543

What did the Fund invest in? (% of Net Assets)

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	36.9%
Short-Term Investments	3.4%
Independent Energy	3.0%
Aerospace & Defense	3.0%
Finance Companies	3.3%
Midstream	3.7%
ABS Home Equity	4.1%
ABS Car Loan	4.4%
ABS Other	4.6%
Technology	8.2%
Banking	9.4%
Treasuries	16.0%
Footnote	Description
Footnote*	Net of other assets less liabilities (including futures contracts)

Credit QualityFootnote Reference†

Value	Value
Cash & equivalents	1.0
US Treasury	16.2
Not rated	13.2
CC	0.2
CCC	0.5
B	0.6
BB	7.2
BBB	48.0
A	8.7
AA	2.0
AAA	2.4
Footnote	Description
Footnote†	Credit ratings are by S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are only privately rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.

Material Fund Changes

There were no material fund changes during the period.

There were no changes in or disagreements with Accountants during the period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code or visit im.natixis.com/funddocuments

Phone: 800-225-5478

Email: secretaryofthefunds@natixis.com

Class C

LGBCX

Loomis Sayles Investment Grade Bond Fund

Semi-annual Shareholder Report

June 30, 2024

TIG88C-0624

Class N

LGBNX

Loomis Sayles Investment Grade Bond Fund

Semi-annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about Loomis Sayles Investment Grade Bond Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments.You can also request the information by contacting us at 800-225-5478 or by contacting your financial intermediary directly.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class N	$22	0.44%

Key Fund Statistics

Total Net Assets	$12,641,048,949
# of Portfolio Holdings (including overnight repurchase agreements and derivatives)	1,007
Portfolio Turnover Rate	18%
Total Advisory Fees Paid	$19,368,543

What did the Fund invest in? (% of Net Assets)

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	36.9%
Short-Term Investments	3.4%
Independent Energy	3.0%
Aerospace & Defense	3.0%
Finance Companies	3.3%
Midstream	3.7%
ABS Home Equity	4.1%
ABS Car Loan	4.4%
ABS Other	4.6%
Technology	8.2%
Banking	9.4%
Treasuries	16.0%
Footnote	Description
Footnote*	Net of other assets less liabilities (including futures contracts)

Credit QualityFootnote Reference†

Value	Value
Cash & equivalents	1.0
US Treasury	16.2
Not rated	13.2
CC	0.2
CCC	0.5
B	0.6
BB	7.2
BBB	48.0
A	8.7
AA	2.0
AAA	2.4
Footnote	Description
Footnote†	Credit ratings are by S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are only privately rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.

Material Fund Changes

There were no material fund changes during the period.

There were no changes in or disagreements with Accountants during the period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code or visit im.natixis.com/funddocuments

Phone: 800-225-5478

Email: secretaryofthefunds@natixis.com

Class N

LGBNX

Loomis Sayles Investment Grade Bond Fund

Semi-annual Shareholder Report

June 30, 2024

TIG88N-0624

Class Y

LSIIX

Loomis Sayles Investment Grade Bond Fund

Semi-annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about Loomis Sayles Investment Grade Bond Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments.You can also request the information by contacting us at 800-225-5478 or by contacting your financial intermediary directly.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$24	0.49%

Key Fund Statistics

Total Net Assets	$12,641,048,949
# of Portfolio Holdings (including overnight repurchase agreements and derivatives)	1,007
Portfolio Turnover Rate	18%
Total Advisory Fees Paid	$19,368,543

What did the Fund invest in? (% of Net Assets)

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	36.9%
Short-Term Investments	3.4%
Independent Energy	3.0%
Aerospace & Defense	3.0%
Finance Companies	3.3%
Midstream	3.7%
ABS Home Equity	4.1%
ABS Car Loan	4.4%
ABS Other	4.6%
Technology	8.2%
Banking	9.4%
Treasuries	16.0%
Footnote	Description
Footnote*	Net of other assets less liabilities (including futures contracts)

Credit QualityFootnote Reference†

Value	Value
Cash & equivalents	1.0
US Treasury	16.2
Not rated	13.2
CC	0.2
CCC	0.5
B	0.6
BB	7.2
BBB	48.0
A	8.7
AA	2.0
AAA	2.4
Footnote	Description
Footnote†	Credit ratings are by S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are only privately rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.

Material Fund Changes

There were no material fund changes during the period.

There were no changes in or disagreements with Accountants during the period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code or visit im.natixis.com/funddocuments

Phone: 800-225-5478

Email: secretaryofthefunds@natixis.com

Class Y

LSIIX

Loomis Sayles Investment Grade Bond Fund

Semi-annual Shareholder Report

June 30, 2024

TIG88Y-0624

Admin Class

NEZAX

Loomis Sayles Strategic Income Fund

Semi-annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about Loomis Sayles Strategic Income Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments.You can also request the information by contacting us at 800-225-5478 or by contacting your financial intermediary directly. This report describes changes to the Fund that occurred during the reporting period.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admin Class	$59	1.18%

Key Fund Statistics

Total Net Assets	$2,708,820,354
# of Portfolio Holdings (including overnight repurchase agreements and derivatives)	525
Portfolio Turnover Rate	39%
Total Advisory Fees Paid	$6,971,788

What did the Fund invest in? (% of Net Assets)

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	39.3%
Short-Term Investments	6.7%
ABS Other	3.1%
Metals & Mining	3.2%
Technology	3.7%
Banking	3.8%
Collateralized Loan Obligations	4.0%
Pharmaceuticals	4.1%
Finance Companies	4.6%
Sovereigns	4.6%
Cable Satellite	8.7%
Treasuries	14.2%
Footnote	Description
Footnote*	Net of other assets less liabilities (including futures contracts, forward foreign currency contracts and swap agreements)

Credit QualityFootnote Reference†

Value	Value
Cash & equivalents	2.6
US Treasury	10.4
Not rated	20.6
CC	2.9
CCC	3.1
B	8.7
BB	21.2
BBB	25.0
A	3.0
AA	2.0
AAA	0.5
Footnote	Description
Footnote†	Credit ratings are by S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are only privately rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.

Material Fund Changes

Effective July 1, 2024, the Fund had the following material changes, which were reported in a supplement to the Fund's prospectus. For more information, you may review the Fund's prospectus at im.natixis.com/funddocuments or upon request at 800-225-5478 or through your financial intermediary.

Expenses: The expense limit as a percentage of average daily net assets was reduced to 1.17% from 1.18%.

There were no changes in or disagreements with Accountants during the period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code or visit im.natixis.com/funddocuments

Phone: 800-225-5478

Email: secretaryofthefunds@natixis.com

Admin Class

NEZAX

Loomis Sayles Strategic Income Fund

Semi-annual Shareholder Report

June 30, 2024

TST88AD-0624

Class A

NEFZX

Loomis Sayles Strategic Income Fund

Semi-annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about Loomis Sayles Strategic Income Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments.You can also request the information by contacting us at 800-225-5478 or by contacting your financial intermediary directly. This report describes changes to the Fund that occurred during the reporting period.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$47	0.93%

Key Fund Statistics

Total Net Assets	$2,708,820,354
# of Portfolio Holdings (including overnight repurchase agreements and derivatives)	525
Portfolio Turnover Rate	39%
Total Advisory Fees Paid	$6,971,788

What did the Fund invest in? (% of Net Assets)

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	39.3%
Short-Term Investments	6.7%
ABS Other	3.1%
Metals & Mining	3.2%
Technology	3.7%
Banking	3.8%
Collateralized Loan Obligations	4.0%
Pharmaceuticals	4.1%
Finance Companies	4.6%
Sovereigns	4.6%
Cable Satellite	8.7%
Treasuries	14.2%
Footnote	Description
Footnote*	Net of other assets less liabilities (including futures contracts, forward foreign currency contracts and swap agreements)

Credit QualityFootnote Reference†

Value	Value
Cash & equivalents	2.6
US Treasury	10.4
Not rated	20.6
CC	2.9
CCC	3.1
B	8.7
BB	21.2
BBB	25.0
A	3.0
AA	2.0
AAA	0.5
Footnote	Description
Footnote†	Credit ratings are by S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are only privately rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.

Material Fund Changes

Effective July 1, 2024, the Fund had the following material changes, which were reported in a supplement to the Fund's prospectus. For more information, you may review the Fund's prospectus at im.natixis.com/funddocuments or upon request at 800-225-5478 or through your financial intermediary.

Expenses: The expense limit as a percentage of average daily net assets was reduced to 0.92% from 0.93%.

There were no changes in or disagreements with Accountants during the period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code or visit im.natixis.com/funddocuments

Phone: 800-225-5478

Email: secretaryofthefunds@natixis.com

Class A

NEFZX

Loomis Sayles Strategic Income Fund

Semi-annual Shareholder Report

June 30, 2024

TST88A-0624

Class C

NECZX

Loomis Sayles Strategic Income Fund

Semi-annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about Loomis Sayles Strategic Income Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments.You can also request the information by contacting us at 800-225-5478 or by contacting your financial intermediary directly. This report describes changes to the Fund that occurred during the reporting period.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$84	1.68%

Key Fund Statistics

Total Net Assets	$2,708,820,354
# of Portfolio Holdings (including overnight repurchase agreements and derivatives)	525
Portfolio Turnover Rate	39%
Total Advisory Fees Paid	$6,971,788

What did the Fund invest in? (% of Net Assets)

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	39.3%
Short-Term Investments	6.7%
ABS Other	3.1%
Metals & Mining	3.2%
Technology	3.7%
Banking	3.8%
Collateralized Loan Obligations	4.0%
Pharmaceuticals	4.1%
Finance Companies	4.6%
Sovereigns	4.6%
Cable Satellite	8.7%
Treasuries	14.2%
Footnote	Description
Footnote*	Net of other assets less liabilities (including futures contracts, forward foreign currency contracts and swap agreements)

Credit QualityFootnote Reference†

Value	Value
Cash & equivalents	2.6
US Treasury	10.4
Not rated	20.6
CC	2.9
CCC	3.1
B	8.7
BB	21.2
BBB	25.0
A	3.0
AA	2.0
AAA	0.5
Footnote	Description
Footnote†	Credit ratings are by S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are only privately rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.

Material Fund Changes

Effective July 1, 2024, the Fund had the following material changes, which were reported in a supplement to the Fund's prospectus. For more information, you may review the Fund's prospectus at im.natixis.com/funddocuments or upon request at 800-225-5478 or through your financial intermediary.

Expenses: The expense limit as a percentage of average daily net assets was reduced to 1.67% from 1.68%.

There were no changes in or disagreements with Accountants during the period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code or visit im.natixis.com/funddocuments

Phone: 800-225-5478

Email: secretaryofthefunds@natixis.com

Class C

NECZX

Loomis Sayles Strategic Income Fund

Semi-annual Shareholder Report

June 30, 2024

TST88C-0624

Class N

NEZNX

Loomis Sayles Strategic Income Fund

Semi-annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about Loomis Sayles Strategic Income Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments.You can also request the information by contacting us at 800-225-5478 or by contacting your financial intermediary directly. This report describes changes to the Fund that occurred during the reporting period.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class N	$32	0.63%

Key Fund Statistics

Total Net Assets	$2,708,820,354
# of Portfolio Holdings (including overnight repurchase agreements and derivatives)	525
Portfolio Turnover Rate	39%
Total Advisory Fees Paid	$6,971,788

What did the Fund invest in? (% of Net Assets)

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	39.3%
Short-Term Investments	6.7%
ABS Other	3.1%
Metals & Mining	3.2%
Technology	3.7%
Banking	3.8%
Collateralized Loan Obligations	4.0%
Pharmaceuticals	4.1%
Finance Companies	4.6%
Sovereigns	4.6%
Cable Satellite	8.7%
Treasuries	14.2%
Footnote	Description
Footnote*	Net of other assets less liabilities (including futures contracts, forward foreign currency contracts and swap agreements)

Credit QualityFootnote Reference†

Value	Value
Cash & equivalents	2.6
US Treasury	10.4
Not rated	20.6
CC	2.9
CCC	3.1
B	8.7
BB	21.2
BBB	25.0
A	3.0
AA	2.0
AAA	0.5
Footnote	Description
Footnote†	Credit ratings are by S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are only privately rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.

Material Fund Changes

Effective July 1, 2024, the Fund had the following material changes, which were reported in a supplement to the Fund's prospectus. For more information, you may review the Fund's prospectus at im.natixis.com/funddocuments or upon request at 800-225-5478 or through your financial intermediary.

Expenses: The expense limit as a percentage of average daily net assets was reduced to 0.62% from 0.63%.

There were no changes in or disagreements with Accountants during the period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code or visit im.natixis.com/funddocuments

Phone: 800-225-5478

Email: secretaryofthefunds@natixis.com

Class N

NEZNX

Loomis Sayles Strategic Income Fund

Semi-annual Shareholder Report

June 30, 2024

TST88N-0624

Class Y

NEZYX

Loomis Sayles Strategic Income Fund

Semi-annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about Loomis Sayles Strategic Income Fund for the period of January 1, 2024 to June 30, 2024. You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments.You can also request the information by contacting us at 800-225-5478 or by contacting your financial intermediary directly. This report describes changes to the Fund that occurred during the reporting period.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$34	0.68%

Key Fund Statistics

Total Net Assets	$2,708,820,354
# of Portfolio Holdings (including overnight repurchase agreements and derivatives)	525
Portfolio Turnover Rate	39%
Total Advisory Fees Paid	$6,971,788

What did the Fund invest in? (% of Net Assets)

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	39.3%
Short-Term Investments	6.7%
ABS Other	3.1%
Metals & Mining	3.2%
Technology	3.7%
Banking	3.8%
Collateralized Loan Obligations	4.0%
Pharmaceuticals	4.1%
Finance Companies	4.6%
Sovereigns	4.6%
Cable Satellite	8.7%
Treasuries	14.2%
Footnote	Description
Footnote*	Net of other assets less liabilities (including futures contracts, forward foreign currency contracts and swap agreements)

Credit QualityFootnote Reference†

Value	Value
Cash & equivalents	2.6
US Treasury	10.4
Not rated	20.6
CC	2.9
CCC	3.1
B	8.7
BB	21.2
BBB	25.0
A	3.0
AA	2.0
AAA	0.5
Footnote	Description
Footnote†	Credit ratings are by S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are only privately rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.

Material Fund Changes

Effective July 1, 2024, the Fund had the following material changes, which were reported in a supplement to the Fund's prospectus. For more information, you may review the Fund's prospectus at im.natixis.com/funddocuments or upon request at 800-225-5478 or through your financial intermediary.

Expenses: The expense limit as a percentage of average daily net assets was reduced to 0.67% from 0.68%.

There were no changes in or disagreements with Accountants during the period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code or visit im.natixis.com/funddocuments

Phone: 800-225-5478

Email: secretaryofthefunds@natixis.com

Class Y

NEZYX

Loomis Sayles Strategic Income Fund

Semi-annual Shareholder Report

June 30, 2024

TST88Y-0624

(b)	Not applicable.

Item 2.  Code of Ethics.

Not applicable.

Item 3.  Audit Committee Financial Expert.

Not applicable.

Item 4.  Principal Accountant Fees and Services.

Not applicable.

Item 5.  Audit Committee of Listed Registrants.

Not applicable.

Item 6.  Schedule of Investments.

The Schedule of Investments are incorporated by reference as part of the Financial Statements and Other Important Information for Open-End Management Investment Companies filed as Item 7 herewith.

Item 7.  Financial Statements and Financial Highlights for Open-End Management Investment Companies.

The Registrant’s Financial Statements and Other Important Information are as follows:

Semi-annual Financial Statements and Other Important Information
June 30, 2024

Loomis Sayles High Income Fund
Loomis Sayles Investment Grade Bond Fund
Loomis Sayles Strategic Alpha Fund
Loomis Sayles Strategic Income Fund

Portfolio of Investments – as of June 30, 2024 (Unaudited)
Loomis Sayles High Income Fund

Principal Amount	Description	Value (†)
Bonds and Notes — 90.6% of Net Assets

Non-Convertible Bonds — 81.5%
	ABS Home Equity — 0.1%
$101,125	DSLA Mortgage Loan Trust, Series 2005-AR5, Class 2A1A, 1 mo. USD SOFR + 0.774%, 6.113%, 9/19/2045(a)	$53,938
	Aerospace & Defense — 3.3%
75,000	Boeing Co., 3.625%, 2/01/2031	65,642
130,000	Boeing Co., 5.150%, 5/01/2030	124,837
15,000	Boeing Co., 5.705%, 5/01/2040	13,829
235,000	Boeing Co., 5.805%, 5/01/2050	211,782
5,000	Boeing Co., 5.930%, 5/01/2060	4,470
30,000	Boeing Co., 6.388%, 5/01/2031(b)	30,542
10,000	Boeing Co., 6.528%, 5/01/2034(b)	10,239
5,000	Boeing Co., 6.858%, 5/01/2054(b)	5,131
210,000	Bombardier, Inc., 6.000%, 2/15/2028(b)	207,584
25,000	Bombardier, Inc., 7.000%, 6/01/2032(b)	25,347
51,000	Bombardier, Inc., 7.125%, 6/15/2026(b)	51,736
105,000	Bombardier, Inc., 7.250%, 7/01/2031(b)	107,806
45,000	Bombardier, Inc., 8.750%, 11/15/2030(b)	48,635
25,000	Spirit AeroSystems, Inc., 4.600%, 6/15/2028	23,414
40,000	Spirit AeroSystems, Inc., 9.750%, 11/15/2030(b)	44,125
85,000	TransDigm, Inc., 6.375%, 3/01/2029(b)	85,429
145,000	TransDigm, Inc., 6.625%, 3/01/2032(b)	146,459
10,000	TransDigm, Inc., 6.750%, 8/15/2028(b)	10,132
195,000	TransDigm, Inc., 6.875%, 12/15/2030(b)	199,066
		1,416,205
	Airlines — 0.8%
285,000	American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.750%, 4/20/2029(b)	277,268
55,000	Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd., 5.750%, 1/20/2026(b)	52,330
		329,598
	Automotive — 0.8%
15,000	Allison Transmission, Inc., 4.750%, 10/01/2027(b)	14,489
85,000	Wheel Pros, Inc., 6.500%, 5/15/2029(b)	15,340
150,000	ZF North America Capital, Inc., 6.875%, 4/14/2028(b)	152,980
170,000	ZF North America Capital, Inc., 6.875%, 4/23/2032(b)	175,755
		358,564
	Banking — 0.7%
335,000	UniCredit SpA, (fixed rate to 6/30/2030, variable rate thereafter), 5.459%, 6/30/2035(b)	313,820
	Brokerage — 0.2%
35,000	Coinbase Global, Inc., 3.375%, 10/01/2028(b)	30,007
60,000	Coinbase Global, Inc., 3.625%, 10/01/2031(b)	48,108
		78,115
	Building Materials — 1.4%
40,000	Advanced Drainage Systems, Inc., 6.375%, 6/15/2030(b)	40,145
115,000	Beacon Roofing Supply, Inc., 6.500%, 8/01/2030(b)	116,048
90,000	Builders FirstSource, Inc., 4.250%, 2/01/2032(b)	79,553
40,000	Builders FirstSource, Inc., 5.000%, 3/01/2030(b)	37,839
45,000	Camelot Return Merger Sub, Inc., 8.750%, 8/01/2028(b)	44,118
30,000	Foundation Building Materials, Inc., 6.000%, 3/01/2029(b)	26,623
115,000	Specialty Building Products Holdings LLC/SBP Finance Corp., 6.375%, 9/30/2026(b)	112,991
Principal Amount	Description	Value (†)

	Building Materials — continued
$65,000	Standard Industries, Inc., 4.375%, 7/15/2030(b)	$58,729
65,000	Summit Materials LLC/Summit Materials Finance Corp., 7.250%, 1/15/2031(b)	67,317
		583,363
	Cable Satellite — 9.5%
210,000	Altice Financing SA, 5.000%, 1/15/2028(b)	159,690
240,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.250%, 2/01/2031(b)	195,893
1,095,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.250%, 1/15/2034(b)	831,168
140,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.500%, 6/01/2033(b)	110,197
175,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.750%, 3/01/2030(b)	151,572
200,000	CSC Holdings LLC, 3.375%, 2/15/2031(b)	124,818
2,155,000	CSC Holdings LLC, 4.625%, 12/01/2030(b)	784,856
405,000	CSC Holdings LLC, 5.750%, 1/15/2030(b)	152,866
455,000	Directv Financing LLC/Directv Financing Co-Obligor, Inc., 5.875%, 8/15/2027(b)	427,967
210,000	DISH DBS Corp., 5.125%, 6/01/2029	83,162
130,000	DISH DBS Corp., 5.250%, 12/01/2026(b)	102,543
150,000	DISH DBS Corp., 5.750%, 12/01/2028(b)	103,997
150,000	DISH DBS Corp., 7.375%, 7/01/2028	63,792
420,000	DISH DBS Corp., 7.750%, 7/01/2026	260,722
40,000	DISH Network Corp., 11.750%, 11/15/2027(b)	39,220
245,000	Virgin Media Secured Finance PLC, 5.500%, 5/15/2029(b)	223,967
230,000	Ziggo Bond Co. BV, 6.000%, 1/15/2027(b)	225,593
		4,042,023
	Chemicals — 1.3%
25,000	Ashland, Inc., 3.375%, 9/01/2031(b)	21,037
60,000	ASP Unifrax Holdings, Inc., 5.250%, 9/30/2028(b)	32,850
15,000	Chemours Co., 4.625%, 11/15/2029(b)	12,915
125,000	Chemours Co., 5.750%, 11/15/2028(b)	115,406
170,000	Hercules LLC, 6.500%, 6/30/2029	167,591
200,000	Olympus Water U.S. Holding Corp., 9.750%, 11/15/2028(b)	211,594
		561,393
	Consumer Cyclical Services — 1.8%
5,000	Arches Buyer, Inc., 4.250%, 6/01/2028(b)	4,464
790,000	Uber Technologies, Inc., 4.500%, 8/15/2029(b)	752,704
		757,168
	Consumer Products — 1.2%
215,000	Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International U.S. LLC, 4.750%, 1/15/2029(b)	204,341
100,000	Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International U.S. LLC, 6.625%, 7/15/2030(b)	101,480
205,000	Energizer Holdings, Inc., 4.375%, 3/31/2029(b)	185,453
		491,274
	Diversified Manufacturing — 0.5%
90,000	EMRLD Borrower LP / Emerald Co-Issuer, Inc., 6.750%, 7/15/2031(b)	91,125
70,000	Esab Corp., 6.250%, 4/15/2029(b)	70,420
80,000	Resideo Funding, Inc., 4.000%, 9/01/2029(b)	70,509
		232,054
	Electric — 0.5%
110,000	NRG Energy, Inc., 3.625%, 2/15/2031(b)	94,336
4,000	NRG Energy, Inc., 3.875%, 2/15/2032(b)	3,434
See accompanying notes to financial statements.
1 |

Portfolio of Investments – as of June 30, 2024 (Unaudited)
Loomis Sayles High Income Fund (continued)
Principal Amount	Description	Value (†)

	Electric — continued
$70,000	PG&E Corp., 5.000%, 7/01/2028	$67,350
25,000	PG&E Corp., 5.250%, 7/01/2030	23,876
40,000	Talen Energy Supply LLC, 8.625%, 6/01/2030(b)	42,649
		231,645
	Environmental — 0.7%
45,000	Clean Harbors, Inc., 6.375%, 2/01/2031(b)	45,117
105,000	GFL Environmental, Inc., 4.000%, 8/01/2028(b)	97,588
40,000	GFL Environmental, Inc., 6.750%, 1/15/2031(b)	40,808
120,000	Reworld Holding Corp., 4.875%, 12/01/2029(b)	109,527
		293,040
	Finance Companies — 4.6%
40,000	Freedom Mortgage Holdings LLC, 9.125%, 5/15/2031(b)	38,924
40,000	Freedom Mortgage Holdings LLC, 9.250%, 2/01/2029(b)	39,974
75,000	GGAM Finance Ltd., 6.875%, 4/15/2029(b)	76,312
15,000	Macquarie Airfinance Holdings Ltd., 6.400%, 3/26/2029(b)	15,254
140,000	Macquarie Airfinance Holdings Ltd., 6.500%, 3/26/2031(b)	143,964
80,000	Nationstar Mortgage Holdings, Inc., 5.000%, 2/01/2026(b)	78,301
100,000	Nationstar Mortgage Holdings, Inc., 5.125%, 12/15/2030(b)	91,699
130,000	Nationstar Mortgage Holdings, Inc., 5.750%, 11/15/2031(b)	122,189
85,000	Navient Corp., 4.875%, 3/15/2028	78,006
30,000	Navient Corp., 6.750%, 6/25/2025	29,986
265,000	OneMain Finance Corp., 3.500%, 1/15/2027	248,291
10,000	OneMain Finance Corp., 3.875%, 9/15/2028	8,966
15,000	OneMain Finance Corp., 4.000%, 9/15/2030	12,874
30,000	OneMain Finance Corp., 5.375%, 11/15/2029	28,136
145,000	OneMain Finance Corp., 7.125%, 3/15/2026	147,342
55,000	Provident Funding Associates LP/PFG Finance Corp., 6.375%, 6/15/2025(b)	53,433
40,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 2.875%, 10/15/2026(b)	37,355
15,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 2.875%, 10/15/2026	14,008
75,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 3.625%, 3/01/2029	68,034
20,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 3.625%, 3/01/2029(b)	18,143
230,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 3.875%, 3/01/2031(b)	200,441
490,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 4.000%, 10/15/2033(b)	412,918
		1,964,550
	Financial Other — 1.4%
31,943	Add Hero Holdings Ltd., Series IAI, 8.500% PIK or 7.500% Cash, 9/30/2029(c)	1,517
24,631	Add Hero Holdings Ltd., Series IAI, 9.000% PIK or 8.000% Cash, 9/30/2030(c)	521
32,142	Add Hero Holdings Ltd., Series IAI, 9.800% PIK or 8.800% Cash, 9/30/2031(c)	680
210,000	Agile Group Holdings Ltd., 6.050%, 10/13/2025(d)	13,652
175,600	CFLD Cayman Investment Ltd., 2.500%, 1/31/2031(b)(e)	6,215
213,200	CFLD Cayman Investment Ltd., 2.500%, 1/31/2031(b)(e)	5,927
Principal Amount	Description	Value (†)

	Financial Other — continued
$21,792	CFLD Cayman Investment Ltd., Zero Coupon, 0.000%–28.181%, 1/31/2031(b)(f)	$436
18,351	China Aoyuan Group Ltd., Series IAI, 5.500% PIK or 0.000% Cash, 9/30/2031(c)	156
48,702	China Aoyuan Group Ltd., Series IAI, Zero Coupon, 1.334%(g)(h)	347
200,000	China Evergrande Group, 8.750%, 6/28/2025(d)	2,500
230,109	Easy Tactic Ltd., 7.500% PIK or 6.500% Cash, 7/11/2027(c)	5,921
220,000	Fantasia Holdings Group Co. Ltd., 11.875%, 6/01/2023(d)	3,005
495,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 5.250%, 5/15/2027	464,618
200,000	Kaisa Group Holdings Ltd., 9.375%, 6/30/2024(d)	6,500
200,000	Kaisa Group Holdings Ltd., 11.650%, 6/01/2026(d)	6,500
400,000	Kaisa Group Holdings Ltd., 11.700%, 11/11/2025(d)	12,520
200,000	Shimao Group Holdings Ltd., 6.125%, 2/21/2024(d)	9,612
36,153	Sunac China Holdings Ltd., 6.000% PIK or 5.000% Cash, 9/30/2026(b)(c)	4,679
36,197	Sunac China Holdings Ltd., 6.250% PIK or 5.250% Cash, 9/30/2027(b)(c)	4,187
72,483	Sunac China Holdings Ltd., 6.500% PIK or 5.500% Cash, 9/30/2027(b)(c)	7,678
108,856	Sunac China Holdings Ltd., 6.750% PIK or 5.750% Cash, 9/30/2028(b)(c)	11,050
108,988	Sunac China Holdings Ltd., 7.000% PIK or 6.000% Cash, 9/30/2029(b)(c)	9,536
51,266	Sunac China Holdings Ltd., 7.250% PIK or 6.250% Cash, 9/30/2030(b)(c)	4,264
200,000	Times China Holdings Ltd., 6.200%, 3/22/2026(d)	4,242
400,000	Yuzhou Group Holdings Co. Ltd., 6.350%, 1/13/2027(d)	22,680
400,000	Zhenro Properties Group Ltd., 6.630%, 1/07/2026(d)	3,240
200,000	Zhenro Properties Group Ltd., 6.700%, 8/04/2026(d)	1,546
		613,729
	Food & Beverage — 0.9%
90,000	Fiesta Purchaser, Inc., 7.875%, 3/01/2031(b)	92,996
65,000	HLF Financing SARL LLC/Herbalife International, Inc., 4.875%, 6/01/2029(b)	45,033
120,000	Lamb Weston Holdings, Inc., 4.375%, 1/31/2032(b)	107,024
15,000	Post Holdings, Inc., 5.500%, 12/15/2029(b)	14,474
105,000	Post Holdings, Inc., 6.250%, 2/15/2032(b)	105,268
		364,795
	Gaming — 1.2%
65,000	Light & Wonder International, Inc., 7.000%, 5/15/2028(b)	65,336
40,000	Light & Wonder International, Inc., 7.500%, 9/01/2031(b)	41,329
200,000	MGM China Holdings Ltd., 4.750%, 2/01/2027(b)	190,524
250,000	Wynn Macau Ltd., 5.125%, 12/15/2029(b)	226,450
		523,639
	Government Owned - No Guarantee — 0.6%
150,000	Ecopetrol SA, 8.375%, 1/19/2036	147,337
125,000	Petroleos Mexicanos, 5.950%, 1/28/2031	100,733
		248,070
	Health Care REITs — 0.2%
115,000	MPT Operating Partnership LP/MPT Finance Corp., 3.500%, 3/15/2031	74,936
See accompanying notes to financial statements.
| 2

Portfolio of Investments – as of June 30, 2024 (Unaudited)
Loomis Sayles High Income Fund (continued)
Principal Amount	Description	Value (†)

	Health Insurance — 0.2%
$15,000	Molina Healthcare, Inc., 3.875%, 11/15/2030(b)	$13,335
60,000	Molina Healthcare, Inc., 3.875%, 5/15/2032(b)	51,990
		65,325
	Healthcare — 2.4%
225,000	CHS/Community Health Systems, Inc., 5.250%, 5/15/2030(b)	185,511
115,000	Concentra Escrow Issuer Corp., 6.875%, 7/15/2032(b)	116,513
105,000	DaVita, Inc., 3.750%, 2/15/2031(b)	89,561
100,000	Encompass Health Corp., 4.750%, 2/01/2030	93,570
35,000	Hologic, Inc., 3.250%, 2/15/2029(b)	31,399
105,000	Medline Borrower LP, 3.875%, 4/01/2029(b)	96,695
185,000	Medline Borrower LP/Medline Co-Issuer, Inc., 6.250%, 4/01/2029(b)	187,094
80,000	Neogen Food Safety Corp., 8.625%, 7/20/2030(b)	86,367
54,374	Radiology Partners, Inc., 3.500% PIK or 4.275% Cash, 1/31/2029(b)(c)	50,975
80,000	Star Parent, Inc., 9.000%, 10/01/2030(b)	83,992
		1,021,677
	Home Construction — 0.0%
1,200,000	Corp. GEO SAB de CV, 8.875%, 3/27/2022(b)(d)(i)	—
	Independent Energy — 4.8%
45,000	Antero Resources Corp., 5.375%, 3/01/2030(b)	43,549
40,000	Chesapeake Energy Corp., 5.875%, 2/01/2029(b)	39,598
120,000	Chesapeake Energy Corp., 6.750%, 4/15/2029(b)	120,231
155,000	Civitas Resources, Inc., 8.375%, 7/01/2028(b)	162,413
50,000	Civitas Resources, Inc., 8.625%, 11/01/2030(b)	53,611
70,000	Crescent Energy Finance LLC, 7.375%, 1/15/2033(b)	70,151
105,000	Crescent Energy Finance LLC, 9.250%, 2/15/2028(b)	110,936
45,000	Gulfport Energy Corp., 8.000%, 5/17/2026(b)	45,505
170,000	Leviathan Bond Ltd., 6.750%, 6/30/2030	151,555
150,000	Matador Resources Co., 5.875%, 9/15/2026	149,764
150,000	Matador Resources Co., 6.500%, 4/15/2032(b)	150,011
40,000	MEG Energy Corp., 5.875%, 2/01/2029(b)	38,909
170,000	Northern Oil & Gas, Inc., 8.125%, 3/01/2028(b)	171,918
60,000	Northern Oil & Gas, Inc., 8.750%, 6/15/2031(b)	62,957
40,000	Permian Resources Operating LLC, 5.375%, 1/15/2026(b)	39,551
170,000	Permian Resources Operating LLC, 5.875%, 7/01/2029(b)	167,397
45,000	Permian Resources Operating LLC, 7.000%, 1/15/2032(b)	46,227
45,000	Range Resources Corp., 8.250%, 1/15/2029	46,631
230,000	Sitio Royalties Operating Partnership LP/Sitio Finance Corp., 7.875%, 11/01/2028(b)	237,813
15,000	SM Energy Co., 5.625%, 6/01/2025	14,936
75,000	SM Energy Co., 6.750%, 9/15/2026	75,025
70,000	Vital Energy, Inc., 7.875%, 4/15/2032(b)	71,161
		2,069,849
	Industrial Other — 0.1%
50,000	Installed Building Products, Inc., 5.750%, 2/01/2028(b)	48,898
	Leisure — 4.2%
295,000	Carnival Corp., 5.750%, 3/01/2027(b)	291,437
185,000	Carnival Corp., 6.000%, 5/01/2029(b)	182,747
15,000	Carnival Corp., 7.000%, 8/15/2029(b)	15,549
320,000	NCL Corp. Ltd., 5.875%, 3/15/2026(b)	316,359
10,000	NCL Corp. Ltd., 5.875%, 3/15/2026	9,886
125,000	Royal Caribbean Cruises Ltd., 3.700%, 3/15/2028	116,814
170,000	Royal Caribbean Cruises Ltd., 4.250%, 7/01/2026(b)	164,526
320,000	Royal Caribbean Cruises Ltd., 5.500%, 4/01/2028(b)	315,918
Principal Amount	Description	Value (†)

	Leisure — continued
$50,000	SeaWorld Parks & Entertainment, Inc., 5.250%, 8/15/2029(b)	$47,244
85,000	Speedway Motorsports LLC/Speedway Funding II, Inc., 4.875%, 11/01/2027(b)	80,870
75,000	Viking Cruises Ltd., 5.875%, 9/15/2027(b)	74,224
35,000	Viking Cruises Ltd., 7.000%, 2/15/2029(b)	35,186
165,000	Viking Ocean Cruises Ship VII Ltd., 5.625%, 2/15/2029(b)	161,297
		1,812,057
	Lodging — 2.2%
55,000	Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Escrow, Inc., 4.875%, 7/01/2031(b)	48,689
405,000	Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Escrow, Inc., 6.625%, 1/15/2032(b)	406,896
315,000	Marriott Ownership Resorts, Inc., 4.500%, 6/15/2029(b)	289,440
185,000	Travel & Leisure Co., 4.500%, 12/01/2029(b)	170,442
15,000	Travel & Leisure Co., 4.625%, 3/01/2030(b)	13,651
		929,118
	Media Entertainment — 0.5%
120,000	Advantage Sales & Marketing, Inc., 6.500%, 11/15/2028(b)	108,579
70,000	iHeartCommunications, Inc., 4.750%, 1/15/2028(b)	35,456
95,000	Stagwell Global LLC, 5.625%, 8/15/2029(b)	87,787
		231,822
	Metals & Mining — 2.8%
120,000	ATI, Inc., 4.875%, 10/01/2029	112,173
130,000	Cleveland-Cliffs, Inc., 7.000%, 3/15/2032(b)	128,529
80,000	Commercial Metals Co., 4.125%, 1/15/2030	73,130
90,000	Commercial Metals Co., 4.375%, 3/15/2032	81,142
225,000	First Quantum Minerals Ltd., 9.375%, 3/01/2029(b)	235,097
65,000	GrafTech Finance, Inc., 4.625%, 12/15/2028(b)	41,203
100,000	GrafTech Global Enterprises, Inc., 9.875%, 12/15/2028(b)	73,602
30,000	Mineral Resources Ltd., 8.000%, 11/01/2027(b)	30,607
110,000	Mineral Resources Ltd., 8.125%, 5/01/2027(b)	110,858
115,000	Mineral Resources Ltd., 9.250%, 10/01/2028(b)	120,696
190,000	Novelis Corp., 4.750%, 1/30/2030(b)	176,264
		1,183,301
	Midstream — 6.7%
15,000	AmeriGas Partners LP/AmeriGas Finance Corp., 9.375%, 6/01/2028(b)	15,397
85,000	Antero Midstream Partners LP/Antero Midstream Finance Corp., 5.375%, 6/15/2029(b)	82,395
190,000	Antero Midstream Partners LP/Antero Midstream Finance Corp., 5.750%, 3/01/2027(b)	188,465
110,000	Antero Midstream Partners LP/Antero Midstream Finance Corp., 6.625%, 2/01/2032(b)	110,990
85,000	Blue Racer Midstream LLC/Blue Racer Finance Corp., 7.000%, 7/15/2029(b)	86,563
250,000	CQP Holdco LP/BIP-V Chinook Holdco LLC, 5.500%, 6/15/2031(b)	236,982
90,000	Delek Logistics Partners LP/Delek Logistics Finance Corp., 8.625%, 3/15/2029(b)	92,615
210,000	Energy Transfer LP, (fixed rate to 2/15/2029, variable rate thereafter), 8.000%, 5/15/2054	219,658
See accompanying notes to financial statements.
3 |

Portfolio of Investments – as of June 30, 2024 (Unaudited)
Loomis Sayles High Income Fund (continued)
Principal Amount	Description	Value (†)

	Midstream — continued
$160,000	Enterprise Products Operating LLC, Series E, (fixed rate to 8/16/2027, variable rate thereafter), 5.250%, 8/16/2077	$153,011
45,000	EQM Midstream Partners LP, 4.750%, 1/15/2031(b)	42,077
65,000	EQM Midstream Partners LP, 5.500%, 7/15/2028	64,008
105,000	EQM Midstream Partners LP, 6.500%, 7/01/2027(b)	106,127
50,000	EQM Midstream Partners LP, 6.500%, 7/15/2048	50,479
20,000	EQM Midstream Partners LP, 7.500%, 6/01/2027(b)	20,424
80,000	EQM Midstream Partners LP, 7.500%, 6/01/2030(b)	85,375
80,000	Ferrellgas LP/Ferrellgas Finance Corp., 5.375%, 4/01/2026(b)	78,263
45,000	Global Partners LP/GLP Finance Corp., 8.250%, 1/15/2032(b)	46,252
50,000	Hess Midstream Operations LP, 4.250%, 2/15/2030(b)	45,896
160,000	Hess Midstream Operations LP, 5.125%, 6/15/2028(b)	154,921
65,000	Hess Midstream Operations LP, 5.625%, 2/15/2026(b)	64,510
135,000	Hess Midstream Operations LP, 6.500%, 6/01/2029(b)	136,858
105,000	Kinetik Holdings LP, 5.875%, 6/15/2030(b)	103,468
130,000	Kinetik Holdings LP, 6.625%, 12/15/2028(b)	132,075
90,000	New Fortress Energy, Inc., 6.500%, 9/30/2026(b)	82,801
50,000	Sunoco LP/Sunoco Finance Corp., 4.500%, 5/15/2029	46,761
225,000	Venture Global Calcasieu Pass LLC, 3.875%, 11/01/2033(b)	191,724
130,000	Venture Global Calcasieu Pass LLC, 4.125%, 8/15/2031(b)	116,658
110,000	Venture Global LNG, Inc., 8.375%, 6/01/2031(b)	114,095
		2,868,848
	Non-Agency Commercial Mortgage-Backed Securities — 2.1%
93,013	CG-CCRE Commercial Mortgage Trust, Series 2014-FL2, Class COL1, 1 mo. USD SOFR + 3.614%, 8.943%, 11/15/2031(a)(b)	44,846
209,280	CG-CCRE Commercial Mortgage Trust, Series 2014-FL2, Class COL2, 1 mo. USD SOFR + 4.614%, 9.943%, 11/15/2031(a)(b)	86,043
1,020,000	Credit Suisse Mortgage Trust, Series 2014-USA, Class E, 4.373%, 9/15/2037(b)	578,671
380,000	Starwood Retail Property Trust, Series 2014-STAR, Class D, Prime + 0.000%, 8.500%, 11/15/2027(a)(b)(e)(i)	31,502
420,000	Starwood Retail Property Trust, Series 2014-STAR, Class E, Prime + 0.000%, 8.500%, 11/15/2027(a)(b)(e)(i)	21,000
60,000	Wells Fargo Commercial Mortgage Trust, Series 2016-C36, Class C, 4.254%, 11/15/2059(a)	50,421
32,730	WFRBS Commercial Mortgage Trust, Series 2011-C3, Class D, 6.050%, 3/15/2044(a)(b)	12,503
80,000	WFRBS Commercial Mortgage Trust, Series 2012-C10, Class C, 4.477%, 12/15/2045(a)	62,840
		887,826
	Office REITs — 0.1%
50,000	Hudson Pacific Properties LP, 3.950%, 11/01/2027	41,812
	Oil Field Services — 1.3%
60,000	Diamond Foreign Asset Co./Diamond Finance LLC, 8.500%, 10/01/2030(b)	62,980
25,000	Oceaneering International, Inc., 6.000%, 2/01/2028	24,714
60,000	Transocean Aquila Ltd., 8.000%, 9/30/2028(b)	60,934
155,250	Transocean Poseidon Ltd., 6.875%, 2/01/2027(b)	155,055
99,000	Transocean, Inc., 8.000%, 2/01/2027(b)	98,657
Principal Amount	Description	Value (†)

	Oil Field Services — continued
$65,000	USA Compression Partners LP/USA Compression Finance Corp., 7.125%, 3/15/2029(b)	$65,494
70,000	Weatherford International Ltd., 8.625%, 4/30/2030(b)	72,537
		540,371
	Other REITs — 0.6%
145,000	Service Properties Trust, 4.750%, 10/01/2026	135,865
120,000	Service Properties Trust, 8.625%, 11/15/2031(b)	125,078
		260,943
	Pharmaceuticals — 3.4%
275,000	Bausch Health Cos., Inc., 4.875%, 6/01/2028(b)	205,799
55,000	Bausch Health Cos., Inc., 6.125%, 2/01/2027(b)	45,788
200,000	Cheplapharm Arzneimittel GmbH, 5.500%, 1/15/2028(b)	185,974
325,000	Teva Pharmaceutical Finance Co. LLC, 6.150%, 2/01/2036	318,971
75,000	Teva Pharmaceutical Finance Netherlands III BV, 3.150%, 10/01/2026	70,390
565,000	Teva Pharmaceutical Finance Netherlands III BV, 4.100%, 10/01/2046	394,627
200,000	Teva Pharmaceutical Finance Netherlands III BV, 7.875%, 9/15/2029	214,813
		1,436,362
	Property & Casualty Insurance — 3.9%
40,000	Acrisure LLC/Acrisure Finance, Inc., 4.250%, 2/15/2029(b)	36,336
70,000	Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 6.750%, 10/15/2027(b)	69,045
170,000	Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 7.000%, 1/15/2031(b)	171,738
190,000	AmWINS Group, Inc., 6.375%, 2/15/2029(b)	190,518
200,000	Ardonagh Finco Ltd., 7.750%, 2/15/2031(b)	197,713
200,000	Ardonagh Group Finance Ltd., 8.875%, 2/15/2032(b)	195,342
195,000	Baldwin Insurance Group Holdings LLC/Baldwin Insurance Group Holdings Finance, 7.125%, 5/15/2031(b)	197,266
360,000	HUB International Ltd., 7.250%, 6/15/2030(b)	369,047
125,000	Liberty Mutual Group, Inc., 4.300%, 2/01/2061(b)	77,860
145,000	Panther Escrow Issuer LLC, 7.125%, 6/01/2031(b)	146,658
		1,651,523
	Refining — 0.3%
120,000	CVR Energy, Inc., 8.500%, 1/15/2029(b)	120,494
	Restaurants — 1.5%
330,000	1011778 BC ULC/New Red Finance, Inc., 3.875%, 1/15/2028(b)	309,076
50,000	1011778 BC ULC/New Red Finance, Inc., 4.000%, 10/15/2030(b)	44,015
205,000	1011778 BC ULC/New Red Finance, Inc., 6.125%, 6/15/2029(b)	205,743
65,000	Papa John's International, Inc., 3.875%, 9/15/2029(b)	57,531
15,000	Yum! Brands, Inc., 3.625%, 3/15/2031	13,238
35,000	Yum! Brands, Inc., 4.625%, 1/31/2032	32,189
		661,792
	Retailers — 0.4%
15,000	Asbury Automotive Group, Inc., 4.500%, 3/01/2028	14,212
70,000	Asbury Automotive Group, Inc., 4.625%, 11/15/2029(b)	64,699
33,000	Asbury Automotive Group, Inc., 4.750%, 3/01/2030	30,580
25,000	Bath & Body Works, Inc., 5.250%, 2/01/2028	24,269
See accompanying notes to financial statements.
| 4

Portfolio of Investments – as of June 30, 2024 (Unaudited)
Loomis Sayles High Income Fund (continued)
Principal Amount	Description	Value (†)

	Retailers — continued
$5,000	Parkland Corp., 4.500%, 10/01/2029(b)	$4,576
45,000	Parkland Corp., 5.875%, 7/15/2027(b)	44,410
		182,746
	Technology — 6.2%
320,000	Block, Inc., 6.500%, 5/15/2032(b)	324,285
70,000	Cloud Software Group, Inc., 6.500%, 3/31/2029(b)	67,222
180,000	CommScope Technologies LLC, 5.000%, 3/15/2027(b)	74,320
70,000	CommScope, Inc., 4.750%, 9/01/2029(b)	48,524
50,000	CommScope, Inc., 6.000%, 3/01/2026(b)	43,878
80,000	Elastic NV, 4.125%, 7/15/2029(b)	73,045
51,744	GoTo Group, Inc., 5.500%, 5/01/2028(b)	40,892
185,000	Iron Mountain, Inc., 4.500%, 2/15/2031(b)	166,995
110,000	Iron Mountain, Inc., 4.875%, 9/15/2029(b)	103,657
5,000	Iron Mountain, Inc., 5.250%, 7/15/2030(b)	4,752
50,000	Iron Mountain, Inc., 7.000%, 2/15/2029(b)	50,880
140,000	NCR Atleos Corp., 9.500%, 4/01/2029(b)	151,304
130,000	NCR Voyix Corp., 5.000%, 10/01/2028(b)	122,744
35,000	NCR Voyix Corp., 5.125%, 4/15/2029(b)	32,961
195,000	Neptune Bidco U.S., Inc., 9.290%, 4/15/2029(b)	187,156
25,000	Pitney Bowes, Inc., 6.875%, 3/15/2027(b)	23,614
70,000	Rackspace Technology Global, Inc., 5.375%, 12/01/2028(b)	19,128
20,000	Sabre Global, Inc., 8.625%, 6/01/2027(b)	18,425
95,000	Sabre Global, Inc., 11.250%, 12/15/2027(b)	92,348
5,000	Seagate HDD Cayman, 4.091%, 6/01/2029	4,628
40,000	Seagate HDD Cayman, 4.875%, 6/01/2027	39,098
90,000	Seagate HDD Cayman, 8.250%, 12/15/2029	96,525
120,000	Sensata Technologies, Inc., 3.750%, 2/15/2031(b)	104,592
50,000	Sensata Technologies, Inc., 4.375%, 2/15/2030(b)	45,920
200,000	Sensata Technologies, Inc., 6.625%, 7/15/2032(b)	201,431
150,000	UKG, Inc., 6.875%, 2/01/2031(b)	151,880
45,000	Western Digital Corp., 2.850%, 2/01/2029	39,052
250,000	Zebra Technologies Corp., 6.500%, 6/01/2032(b)	252,815
70,000	Ziff Davis, Inc., 4.625%, 10/15/2030(b)	63,290
		2,645,361
	Transportation Services — 0.5%
225,000	Rand Parent LLC, 8.500%, 2/15/2030(b)	227,578
	Treasuries — 2.5%
1,065,000	U.S. Treasury Notes, 4.875%, 4/30/2026	1,066,581
	Wireless — 1.4%
230,000	Altice France SA, 5.125%, 1/15/2029(b)	150,074
200,000	Altice France SA, 8.125%, 2/01/2027(b)	149,987
330,000	SoftBank Group Corp., 4.625%, 7/06/2028	306,075
		606,136
	Wirelines — 1.7%
165,000	Frontier Communications Holdings LLC, 5.000%, 5/01/2028(b)	155,446
215,000	Frontier Communications Holdings LLC, 5.875%, 10/15/2027(b)	209,906
27,625	Lumen Technologies, Inc., 4.125%, 4/15/2029(b)	17,958
27,625	Lumen Technologies, Inc., 4.125%, 4/15/2030(b)	17,268
225,000	Telecom Italia Capital SA, 6.375%, 11/15/2033(b)	220,109
120,000	Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC, 4.750%, 4/15/2028(b)	98,118
		718,805
	Total Non-Convertible Bonds (Identified Cost $42,669,479)	34,811,144

Principal Amount	Description	Value (†)

Convertible Bonds — 9.1%
	Aerospace & Defense — 0.2%
$50,000	Axon Enterprise, Inc., 0.500%, 12/15/2027	$68,604
	Cable Satellite — 2.3%
1,265,000	DISH Network Corp., 3.375%, 8/15/2026	784,503
120,000	DISH Network Corp., Zero Coupon, 6.944%–33.530%, 12/15/2025(f)	88,212
110,000	Liberty Media Corp., 3.750%, 3/15/2028	114,400
		987,115
	Consumer Cyclical Services — 0.8%
60,000	Booking Holdings, Inc., 0.750%, 5/01/2025	126,187
95,000	Uber Technologies, Inc., Series 2028, 0.875%, 12/01/2028(b)	112,955
80,000	Zillow Group, Inc., 1.375%, 9/01/2026	96,449
		335,591
	Diversified Manufacturing — 0.2%
85,000	Middleby Corp., 1.000%, 9/01/2025	90,511
	Electric — 0.6%
100,000	Evergy, Inc., 4.500%, 12/15/2027(b)	100,800
25,000	NRG Energy, Inc., 2.750%, 6/01/2048	47,937
120,000	PG&E Corp., 4.250%, 12/01/2027(b)	121,020
		269,757
	Financial Other — 0.0%
4,352	China Aoyuan Group Ltd., Series IAI, Zero Coupon, 33.034%, 9/30/2028(h)	49
43,605	Sunac China Holdings Ltd., 1.000% PIK or 0.000% Cash, 9/30/2032(b)(c)	2,616
		2,665
	Healthcare — 0.2%
75,000	Insulet Corp., 0.375%, 9/01/2026	81,788
	Independent Energy — 0.3%
90,000	Northern Oil & Gas, Inc., 3.625%, 4/15/2029	103,590
15,000	Permian Resources Operating LLC, 3.250%, 4/01/2028	41,307
		144,897
	Leisure — 0.5%
100,000	Carnival Corp., 5.750%, 12/01/2027	163,100
15,000	Royal Caribbean Cruises Ltd., 6.000%, 8/15/2025	48,382
		211,482
	Media Entertainment — 0.2%
100,000	Liberty Media Corp.-Liberty Formula One, 2.250%, 8/15/2027	106,129
	Metals & Mining — 0.2%
23,000	U.S. Steel Corp., 5.000%, 11/01/2026	65,412
	Pharmaceuticals — 0.7%
300,000	BioMarin Pharmaceutical, Inc., 1.250%, 5/15/2027	286,415
	Technology — 2.9%
70,000	Akamai Technologies, Inc., 1.125%, 2/15/2029(b)	66,182
35,000	CyberArk Software Ltd., Zero Coupon, 0.000%, 11/15/2024(h)	60,795
85,000	Datadog, Inc., 0.125%, 6/15/2025	123,037
50,000	Dropbox, Inc., Zero Coupon, 1.968%–2.732%, 3/01/2028(f)	45,469
28,000	Insight Enterprises, Inc., 0.750%, 2/15/2025	81,298
90,000	Nutanix, Inc., 0.250%, 10/01/2027	104,940
105,000	ON Semiconductor Corp., 0.500%, 3/01/2029	100,590
20,000	Palo Alto Networks, Inc., 0.375%, 6/01/2025	68,144
95,000	Seagate HDD Cayman, 3.500%, 6/01/2028(b)	129,627
See accompanying notes to financial statements.
5 |

Portfolio of Investments – as of June 30, 2024 (Unaudited)
Loomis Sayles High Income Fund (continued)
Principal Amount	Description	Value (†)

	Technology — continued
$65,000	Shift4 Payments, Inc., 0.500%, 8/01/2027	$61,393
60,000	Super Micro Computer, Inc., Zero Coupon, 0.000%, 3/01/2029(b)(h)	60,099
80,000	Vertex, Inc., 0.750%, 5/01/2029(b)	95,309
20,000	Wolfspeed, Inc., 0.250%, 2/15/2028	11,790
175,000	Wolfspeed, Inc., 1.875%, 12/01/2029	96,425
85,000	Zscaler, Inc., 0.125%, 7/01/2025	114,108
		1,219,206
	Total Convertible Bonds (Identified Cost $4,416,977)	3,869,572
	Total Bonds and Notes (Identified Cost $47,086,456)	38,680,716

Senior Loans — 7.2%
	Aerospace & Defense — 0.4%
154,612	TransDigm, Inc., 2023 Term Loan J, 3 mo. USD SOFR + 2.500%, 7.843%, 2/28/2031(a)(j)	154,922
19,479	TransDigm, Inc., 2024 Term Loan I, 3 mo. USD SOFR + 2.750%, 8.085%, 8/24/2028(a)(j)	19,507
		174,429
	Brokerage — 0.6%
39,795	Edelman Financial Center LLC, 2024 Term Loan B, 4/07/2028(k)	39,833
77,698	Edelman Financial Center LLC, 2024 Term Loan B, 1 mo. USD SOFR + 3.250%, 8.594%, 4/07/2028(a)(j)	77,771
66,665	Eisner Advisory Group LLC, 2024 Term Loan B, 2/28/2031(k)	67,193
66,657	HighTower Holdings LLC, 2021 Term Loan B, 3 mo. USD SOFR + 4.000%, 9.586%, 4/21/2028(a)(j)	66,720
		251,517
	Chemicals — 0.2%
78,408	Chemours Co., 2023 USD Term Loan B, 1 mo. USD SOFR + 3.500%, 8.844%, 8/18/2028(a)(j)	78,015
	Consumer Cyclical Services — 0.6%
41,124	Grant Thornton Advisors LLC, Term Loan B, 6/02/2031(k)	41,227
70,213	Grant Thornton Advisors LLC, Term Loan B, 3 mo. USD SOFR + 3.250%, 8.597%, 6/02/2031(a)(j)	70,390
57,336	PUG LLC, 2024 Extended Term Loan B, 1 mo. USD SOFR + 4.750%, 10.094%, 3/15/2030(a)	57,246
37,689	Ryan LLC, Term Loan, 1 mo. USD SOFR + 3.500%, 8.844%, 11/14/2030(a)(j)	37,793
42,069	VT Topco, Inc., 2024 Term Loan B, 1 mo. USD SOFR + 3.500%, 8.844%, 8/09/2030(a)(j)	42,205
		248,861
	Electric — 0.1%
19,360	Talen Energy Supply LLC, 2023 Term Loan B, 3 mo. USD SOFR + 3.500%, 8.827%, 5/17/2030(a)(j)	19,547
9,374	Talen Energy Supply LLC, 2023 Term Loan C, 3 mo. USD SOFR + 3.500%, 8.827%, 5/17/2030(a)(j)	9,464
		29,011
	Food & Beverage — 0.2%
94,525	Chobani LLC, 2023 Incremental Term Loan, 1 mo. USD SOFR + 3.750%, 9.081%, 10/25/2027(a)(j)	94,879
	Healthcare — 1.3%
216,731	Bausch & Lomb Corp., Term Loan, 1 mo. USD SOFR + 3.250%, 8.689%, 5/10/2027(a)	214,238
67,967	Inception Holdco SARL, 2024 USD Term Loan B, 4/18/2031(k)	68,350
Principal Amount	Description	Value (†)

	Healthcare — continued
$43,867	Inception Holdco SARL, 2024 USD Term Loan B, 3 mo. USD SOFR + 4.500%, 9.835%, 4/18/2031(a)(j)	$44,114
92,392	IVC Acquisition Ltd., 2023 USD Term Loan B, 12/12/2028(k)	92,468
16,957	IVC Acquisition Ltd., 2024 USD Term Loan B, 12/12/2028(k)	16,972
126,503	Star Parent, Inc., Term Loan B, 3 mo. USD SOFR + 3.750%, 9.085%, 9/27/2030(a)(j)	126,316
		562,458
	Leisure — 0.5%
144,933	Carnival Corp., 2024 Term Loan B1, 1 mo. USD SOFR + 2.750%, 8.094%, 10/18/2028(a)(j)	145,115
60,692	Carnival Corp., 2024 Term Loan B2, 1 mo. USD SOFR + 2.750%, 8.094%, 8/08/2027(a)(j)	60,881
		205,996
	Media Entertainment — 1.0%
151,620	Cengage Learning, Inc., 2024 Term Loan B, 6 mo. USD SOFR + 4.250%, 9.538%, 3/22/2031(a)(j)	151,905
151,619	Creative Artists Agency LLC, 2024 Term Loan B, 1 mo. USD SOFR + 3.250%, 8.594%, 11/27/2028(a)(j)	152,200
47,203	MH Sub I LLC, 2023 Term Loan, 1 mo. USD SOFR + 4.250%, 9.594%, 5/03/2028(a)(j)	47,124
88,000	Wood Mackenzie Ltd., 2024 Term Loan B, 3 mo. USD SOFR + 3.500%, 8.823%, 2/07/2031(a)(j)	88,528
		439,757
	Property & Casualty Insurance — 1.4%
212,980	Acrisure LLC, 2024 Term Loan B6, 11/06/2030(k)	212,582
147,359	Amynta Agency Borrower, Inc., 2024 Term Loan B, 2/28/2028(k)	147,570
111,436	Asurion LLC, 2023 Term Loan B11, 1 mo. USD SOFR + 4.250%, 9.694%, 8/19/2028(a)	110,476
55,821	Truist Insurance Holdings LLC, 2nd Lien Term Loan, 3 mo. USD SOFR + 4.750%, 10.085%, 5/06/2032(a)(j)	56,821
55,440	USI, Inc., 2024 Term Loan (2029), 11/22/2029(k)	55,406
13,477	USI, Inc., 2024 Term Loan (2030), 3 mo. USD SOFR + 2.750%, 8.085%, 9/27/2030(a)(j)	13,472
		596,327
	Technology — 0.9%
112,718	Cotiviti Corp., 2024 Term Loan, 1 mo. USD SOFR + 3.250%, 8.579%, 5/01/2031(a)(j)	112,013
38,334	CT Technologies Intermediate Holdings, Inc., 2021 Term Loan B, 1 mo. USD SOFR + 4.250%, 9.708%, 12/16/2025(a)(j)	38,322
216,535	Fortress Intermediate 3, Inc., Term Loan B, 6/27/2031(k)	216,535
26,000	UKG, Inc., 2024 Term Loan B, 1 mo. USD SOFR + 3.250%, 8.576%, 2/10/2031(a)(j)	26,085
		392,955
	Total Senior Loans (Identified Cost $3,069,545)	3,074,205

Collateralized Loan Obligations — 0.6%
250,000	NYACK Park CLO Ltd., Series 2021-1A, Class E, 3 mo. USD SOFR + 6.362%, 11.686%, 10/20/2034(a)(b)	250,002
See accompanying notes to financial statements.
| 6

Portfolio of Investments – as of June 30, 2024 (Unaudited)
Loomis Sayles High Income Fund (continued)

Shares	Description	Value (†)
Preferred Stocks — 0.4%

Convertible Preferred Stocks — 0.4%
	Brokerage — 0.3%
1,742	Apollo Global Management, Inc., 6.750%	$114,293
	Electric — 0.1%
900	NextEra Energy, Inc., 7.299%	44,541
	Total Convertible Preferred Stocks (Identified Cost $154,498)	158,834
	Total Preferred Stocks (Identified Cost $154,498)	158,834

Common Stocks— 0.0%
	Energy Equipment & Services — 0.0%
10,149	Mcdermott International Ltd.(e)	2,943
	Media — 0.0%
9,786	iHeartMedia, Inc., Class A(e)	10,667
	Oil, Gas & Consumable Fuels — 0.0%
3,650	Battalion Oil Corp.(e)	12,191
	Real Estate Management & Development — 0.0%
12,176	China Aoyuan Group Ltd.(e)	233
	Total Common Stocks (Identified Cost $858,751)	26,034

Warrants — 0.0%
20,319	McDermott International Ltd., Tranche A, Expiration on 6/30/2027, (e)(i)	—
22,577	McDermott International Ltd., Tranche A, Expiration on 6/30/2027, (e)(i)	—
	Total Warrants (Identified Cost $31,517)	—

Other Investments — 0.0%
	Aircraft ABS — 0.0%
100	ECAF I Blocker, Ltd.(i)(l) (Identified Cost $1,000,000)	—

Principal Amount
Short-Term Investments — 3.2%
$1,352,292	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/28/2024 at 3.500% to be repurchased at $1,352,687 on 7/01/2024 collateralized by $1,104,100 U.S. Treasury Inflation Indexed Note, 0.125% due 7/15/2026 valued at $1,379,389 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $1,352,292)	1,352,292
	Total Investments — 102.0% (Identified Cost $53,803,059)	43,542,083
	Other assets less liabilities — (2.0)%	(834,356)
	Net Assets — 100.0%	$42,707,727

(†)	See Note 2 of Notes to Financial Statements.

(a)
Variable rate security. Rate as of June 30, 2024 is disclosed. Issuers comprised of various lots with differing coupon rates have been aggregated for the purpose of presentation in the Portfolio of
Investments and show a weighted average rate. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. These securities may not indicate a reference rate and/or spread in their description.

(b)
All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2024, the value of
Rule 144A holdings amounted to $28,627,500 or 67.0% of net assets.

(c)
Payment–in–kind security for which the issuer, at each interest payment date, may make interest payments in cash and/or
additional principal. For the period ended June 30, 2024, interest payments were made in principal.

(d)	The issuer is in default with respect to interest and/or principal payments. Income is not being accrued.
(e)	Non-income producing security.
(f)	Interest rate represents annualized yield at time of purchase; not a coupon rate. The Fund’s investment in this security is comprised of various lots with differing annualized yields.
(g)	Perpetual bond with no specified maturity date.
(h)	Interest rate represents annualized yield at time of purchase; not a coupon rate.
(i)	Level 3 security. Value has been determined using significant unobservable inputs. See Note 3 of Notes to Financial Statements.
(j)
Stated interest rate has been determined in accordance with the provisions of the loan agreement and is subject to a minimum benchmark floor rate which may range from 0.00% to 1.00%, to which the spread is added.

(k)	Position is unsettled. Contract rate was not determined at June 30, 2024 and does not take effect until settlement date. Maturity date is not finalized until settlement date.
(l)	Securities subject to restriction on resale. At June 30, 2024, the restricted securities held by the Fund are as follows:

	Acquisition Date	Acquisition Cost	Value	% of Net Assets
ECAF I Blocker, Ltd.	6/18/2015	$1,000,000	$ —	0.0%

ABS	Asset-Backed Securities
PIK	Payment-in-Kind
REITs	Real Estate Investment Trusts
SOFR	Secured Overnight Financing Rate
See accompanying notes to financial statements.
7 |

Portfolio of Investments – as of June 30, 2024 (Unaudited)
Loomis Sayles High Income Fund (continued)
Industry Summary at June 30, 2024 (Unaudited)
Cable Satellite	11.8%
Technology	10.0
Midstream	6.7
Property & Casualty Insurance	5.3
Leisure	5.2
Independent Energy	5.1
Finance Companies	4.6
Pharmaceuticals	4.1
Healthcare	3.9
Aerospace & Defense	3.9
Consumer Cyclical Services	3.2
Metals & Mining	3.0
Treasuries	2.5
Lodging	2.2
Non-Agency Commercial Mortgage-Backed Securities	2.1
Other Investments, less than 2% each	24.6
Collateralized Loan Obligations	0.6
Short-Term Investments	3.2
Total Investments	102.0
Other assets less liabilities	(2.0)
Net Assets	100.0%
See accompanying notes to financial statements.
| 8

Portfolio of Investments – as of June 30, 2024 (Unaudited)
Loomis Sayles Investment Grade Bond Fund

Principal Amount	Description	Value (†)
Bonds and Notes — 92.7% of Net Assets

Non-Convertible Bonds — 91.6%
	ABS Car Loan — 4.4%
$3,200,000	American Credit Acceptance Receivables Trust, Series 2022-1, Class D, 2.460%, 3/13/2028(a)	$3,140,256
1,377,689	American Credit Acceptance Receivables Trust, Series 2022-4, Class C, 7.860%, 2/15/2029(a)	1,387,590
13,370,000	American Credit Acceptance Receivables Trust, Series 2023-2, Class C, 5.960%, 8/13/2029(a)	13,366,591
4,795,000	American Credit Acceptance Receivables Trust, Series 2023-3, Class D, 6.820%, 10/12/2029(a)	4,853,469
11,365,000	American Credit Acceptance Receivables Trust, Series 2023-4, Class D, 7.650%, 9/12/2030(a)	11,772,593
1,395,000	AmeriCredit Automobile Receivables Trust, Series 2020-2, Class D, 2.130%, 3/18/2026	1,378,249
8,910,000	Avis Budget Rental Car Funding AESOP LLC, Series 2020-2A, Class A, 2.020%, 2/20/2027(a)	8,458,295
2,540,000	Avis Budget Rental Car Funding AESOP LLC, Series 2020-2A, Class C, 4.250%, 2/20/2027(a)	2,461,869
19,105,000	Avis Budget Rental Car Funding AESOP LLC, Series 2021-2A, Class D, 4.080%, 2/20/2028(a)	17,071,762
7,985,000	Avis Budget Rental Car Funding AESOP LLC, Series 2023-4A, Class C, 7.240%, 6/20/2029(a)	8,232,717
2,810,000	Avis Budget Rental Car Funding AESOP LLC, Series 2023-8A, Class C, 7.340%, 2/20/2030(a)	2,920,673
750,000	Avis Budget Rental Car Funding AESOP LLC, Series 2024-1A, Class C, 6.480%, 6/20/2030(a)	755,475
17,240,000	Avis Budget Rental Car Funding AESOP LLC, Series 2024-2A, Class A, 5.130%, 10/20/2028(a)	17,086,719
4,965,000	Avis Budget Rental Car Funding AESOP LLC, Series 2024-3A, Class C, 6.110%, 12/20/2030(a)	4,930,756
21,010,000	Bridgecrest Lending Auto Securitization Trust, Series 2023-1, Class D, 7.840%, 8/15/2029	21,941,178
8,930,000	Bridgecrest Lending Auto Securitization Trust, Series 2024-2, Class C, 6.070%, 2/15/2030	9,047,760
9,890,000	Bridgecrest Lending Auto Securitization Trust, Series 2024-2, Class D, 6.300%, 2/15/2030	10,016,810
2,550,000	CarMax Auto Owner Trust, Series 2021-3, Class D, 1.500%, 1/18/2028	2,411,005
1,100,000	CarMax Auto Owner Trust, Series 2022-1, Class D, 2.470%, 7/17/2028	1,034,795
11,965,000	CarMax Auto Owner Trust, Series 2023-1, Class D, 6.270%, 11/15/2029	12,079,784
1,540,000	CarMax Auto Owner Trust, Series 2023-2, Class D, 6.550%, 10/15/2029	1,561,274
3,035,000	CarMax Auto Owner Trust, Series 2023-4, Class D, 7.160%, 4/15/2030	3,128,493
4,250,000	CarMax Auto Owner Trust, Series 2024-1, Class D, 6.000%, 7/15/2030	4,240,374
11,525,000	CarMax Auto Owner Trust, Series 2024-2, Class B, 5.690%, 11/15/2029	11,603,716
390,000	CarMax Auto Owner Trust, Series 2024-2, Class D, 6.420%, 10/15/2030	393,152
3,810,000	Carvana Auto Receivables Trust, Series 2023-N1, Class D, 6.690%, 7/10/2029(a)	3,833,644
Principal Amount	Description	Value (†)

	ABS Car Loan — continued
$1,860,000	Carvana Auto Receivables Trust, Series 2023-N4, Class D, 7.220%, 2/11/2030(a)	$1,905,047
2,535,000	Carvana Auto Receivables Trust, Series 2024-N1, Class D, 6.300%, 5/10/2030(a)	2,531,599
7,375,000	Carvana Auto Receivables Trust, Series 2024-N1, Class C, 5.800%, 5/10/2030(a)	7,406,771
3,432,000	Carvana Auto Receivables Trust, Series 2024-N2, Class D, 6.440%, 9/10/2030(a)	3,444,112
12,997,000	Carvana Auto Receivables Trust, Series 2024-P1, Class A4, 5.080%, 3/11/2030(a)	12,896,507
2,970,000	Credit Acceptance Auto Loan Trust, Series 2023-1A, Class C, 7.710%, 7/15/2033(a)	3,060,105
4,835,000	Credit Acceptance Auto Loan Trust, Series 2023-2A, Class C, 7.150%, 9/15/2033(a)	4,877,703
2,035,000	Credit Acceptance Auto Loan Trust, Series 2023-3A, Class C, 7.620%, 12/15/2033(a)	2,085,291
3,460,000	Credit Acceptance Auto Loan Trust, Series 2024-1A, Class C, 6.710%, 7/17/2034(a)	3,507,001
13,290,000	Credit Acceptance Auto Loan Trust, Series 2024-2A, Class A, 5.950%, 6/15/2034(a)	13,263,407
6,260,000	Credit Acceptance Auto Loan Trust, Series 2024-2A, Class C, 6.700%, 10/16/2034(a)	6,288,658
21,060,000	Drive Auto Receivables Trust, Series 2024-1, Class C, 5.430%, 11/17/2031	20,921,025
10,500,000	DT Auto Owner Trust, Series 2022-1A, Class D, 3.400%, 12/15/2027(a)	10,151,148
9,695,000	DT Auto Owner Trust, Series 2023-1A, Class D, 6.440%, 11/15/2028(a)	9,742,804
10,700,000	DT Auto Owner Trust, Series 2023-2A, Class D, 6.620%, 2/15/2029(a)	10,843,812
7,695,000	DT Auto Owner Trust, Series 2023-3A, Class D, 7.120%, 5/15/2029(a)	7,840,228
4,691,958	Exeter Automobile Receivables Trust, Series 2021-1A, Class D, 1.080%, 11/16/2026	4,596,341
2,685,000	Exeter Automobile Receivables Trust, Series 2022-2A, Class D, 4.560%, 7/17/2028	2,627,449
4,130,000	Exeter Automobile Receivables Trust, Series 2022-3A, Class D, 6.760%, 9/15/2028	4,153,783
2,575,000	Exeter Automobile Receivables Trust, Series 2022-6A, Class C, 6.320%, 5/15/2028	2,581,856
2,675,000	Exeter Automobile Receivables Trust, Series 2023-1A, Class D, 6.690%, 6/15/2029	2,703,102
6,035,000	Exeter Automobile Receivables Trust, Series 2023-2A, Class D, 6.320%, 8/15/2029	6,080,226
3,100,000	Exeter Automobile Receivables Trust, Series 2023-3A, Class D, 6.680%, 4/16/2029	3,147,117
14,145,000	Exeter Automobile Receivables Trust, Series 2023-5A, Class D, 7.130%, 2/15/2030	14,562,292
1,145,000	Exeter Automobile Receivables Trust, Series 2024-3A, Class C, 5.700%, 7/16/2029	1,148,505
2,690,000	Exeter Automobile Receivables Trust, Series 2024-3A, Class D, 5.980%, 9/16/2030	2,714,336
2,660,000	First Investors Auto Owner Trust, Series 2022-1A, Class D, 3.790%, 6/15/2028(a)	2,533,485
1,910,000	First Investors Auto Owner Trust, Series 2022-2A, Class D, 8.710%, 10/16/2028(a)	1,992,807
1,115,145	Flagship Credit Auto Trust, Series 2019-3, Class D, 2.860%, 12/15/2025(a)	1,109,605
2,520,000	Flagship Credit Auto Trust, Series 2023-1, Class D, 6.460%, 5/15/2029(a)	2,525,592
11,331,000	Flagship Credit Auto Trust, Series 2023-2, Class D, 6.620%, 5/15/2029(a)	11,459,376
See accompanying notes to financial statements.
9 |

Portfolio of Investments – as of June 30, 2024 (Unaudited)
Loomis Sayles Investment Grade Bond Fund (continued)
Principal Amount	Description	Value (†)

	ABS Car Loan — continued
$1,800,000	Flagship Credit Auto Trust, Series 2023-3, Class D, 6.580%, 8/15/2029(a)	$1,817,754
4,225,000	Ford Credit Auto Lease Trust, Series 2023-B, Class D, 6.970%, 6/15/2028	4,308,262
747,038	Ford Credit Auto Owner Trust, Series 2021-A, Class A3, 0.300%, 8/15/2025	745,186
4,580,000	GLS Auto Receivables Issuer Trust, Series 2023-2A, Class D, 6.310%, 3/15/2029(a)	4,612,133
3,550,000	GLS Auto Receivables Issuer Trust, Series 2023-3A, Class D, 6.440%, 5/15/2029(a)	3,579,607
6,440,000	GLS Auto Receivables Issuer Trust, Series 2023-4A, Class D, 7.180%, 8/15/2029(a)	6,640,470
4,140,000	GLS Auto Receivables Issuer Trust, Series 2024-1A, Class D, 5.950%, 12/17/2029(a)	4,118,840
1,441,000	GLS Auto Receivables Issuer Trust, Series 2024-2A, Class D, 6.190%, 2/15/2030(a)	1,462,830
3,900,000	GLS Auto Select Receivables Trust, Series 2024-3A, Class C, 5.920%, 8/15/2030(a)	3,904,621
6,289,000	GLS Auto Select Receivables Trust, Series 2024-3A, Class D, 6.340%, 8/15/2031(a)	6,298,232
111,221	GM Financial Consumer Automobile Receivables Trust, Series 2021-1, Class A3, 0.350%, 10/16/2025	110,936
3,929,603	GM Financial Consumer Automobile Receivables Trust, Series 2021-2, Class A3, 0.510%, 4/16/2026	3,882,254
11,298,000	Hertz Vehicle Financing III LLC, Series 2022-1A, Class D, 4.850%, 6/25/2026(a)	10,907,437
3,850,000	Hertz Vehicle Financing III LLC, Series 2023-1A, Class 1D, 9.130%, 6/25/2027(a)	3,839,561
3,870,000	Hertz Vehicle Financing LLC, Series 2022-2A, Class D, 5.160%, 6/26/2028(a)	3,467,883
6,675,000	Hertz Vehicle Financing LLC, Series 2022-4A, Class D, 6.560%, 9/25/2026(a)	6,492,145
48,485	JPMorgan Chase Bank NA, Series 2021-1, Class D, 1.174%, 9/25/2028(a)	48,286
5,370,000	LAD Auto Receivables Trust, Series 2023-3A, Class C, 6.430%, 12/15/2028(a)	5,449,073
2,715,000	LAD Auto Receivables Trust, Series 2023-4A, Class C, 6.760%, 3/15/2029(a)	2,777,115
1,460,000	LAD Auto Receivables Trust, Series 2023-4A, Class D, 7.370%, 4/15/2031(a)	1,515,083
790,000	LAD Auto Receivables Trust, Series 2024-1A, Class B, 5.330%, 2/15/2029(a)	783,841
295,000	LAD Auto Receivables Trust, Series 2024-1A, Class C, 5.640%, 6/15/2029(a)	293,199
1,555,000	OneMain Direct Auto Receivables Trust, Series 2023-1A, Class D, 7.070%, 2/14/2033(a)	1,583,494
4,350,000	Prestige Auto Receivables Trust, Series 2020-1A, Class E, 3.670%, 2/15/2028(a)	4,274,849
4,970,000	Prestige Auto Receivables Trust, Series 2023-1A, Class D, 6.330%, 4/16/2029(a)	4,973,330
4,500,000	Prestige Auto Receivables Trust, Series 2023-2A, Class C, 7.120%, 8/15/2029(a)	4,603,561
2,725,000	Prestige Auto Receivables Trust, Series 2023-2A, Class D, 7.710%, 8/15/2029(a)	2,810,730
645,000	Santander Drive Auto Receivables Trust, Series 2024-2, Class C, 5.840%, 6/17/2030	652,550
780,000	Santander Drive Auto Receivables Trust, Series 2024-2, Class D, 6.280%, 8/15/2031	794,566
21,205,000	Santander Drive Auto Receivables Trust, Series 2024-3, Class D, 5.970%, 10/15/2031	21,274,255
Principal Amount	Description	Value (†)

	ABS Car Loan — continued
$475,000	SBNA Auto Receivables Trust, Series 2024-A, Class C, 5.590%, 1/15/2030(a)	$475,143
716,000	SBNA Auto Receivables Trust, Series 2024-A, Class D, 6.040%, 4/15/2030(a)	718,703
2,730,000	SFS Auto Receivables Securitization Trust, Series 2023-1A, Class C, 5.970%, 2/20/2031(a)	2,769,251
2,230,000	VStrong Auto Receivables Trust, Series 2024-A, Class B, 5.770%, 7/15/2030(a)	2,247,450
565,000	VStrong Auto Receivables Trust, Series 2024-A, Class D, 7.290%, 7/15/2030(a)	582,408
3,055,000	Westlake Automobile Receivables Trust, Series 2023-1A, Class D, 6.790%, 11/15/2028(a)	3,104,140
7,350,000	Westlake Automobile Receivables Trust, Series 2023-2A, Class D, 7.010%, 11/15/2028(a)	7,452,125
8,400,000	Westlake Automobile Receivables Trust, Series 2023-3A, Class D, 6.470%, 3/15/2029(a)	8,473,786
13,315,000	Westlake Automobile Receivables Trust, Series 2023-4A, Class D, 7.190%, 7/16/2029(a)	13,670,604
19,730,000	Westlake Automobile Receivables Trust, Series 2024-1A, Class C, 5.650%, 2/15/2029(a)	19,745,389
14,870,000	Westlake Automobile Receivables Trust, Series 2024-1A, Class D, 6.020%, 10/15/2029(a)	14,983,190
4,990,000	Westlake Flooring Master Trust, Series 2024-1A, Class A, 5.430%, 2/15/2028(a)	4,987,784
		561,042,145
	ABS Credit Card — 0.3%
4,007,000	Mission Lane Credit Card Master Trust, Series 2023-A, Class A, 7.230%, 7/17/2028(a)	4,029,180
8,286,000	Mission Lane Credit Card Master Trust, Series 2023-B, Class A, 7.690%, 11/15/2028(a)	8,385,018
6,575,000	Mission Lane Credit Card Master Trust, Series 2024-A, Class A1, 6.200%, 8/15/2029(a)	6,622,951
19,300,000	World Financial Network Credit Card Master Trust, Series 2024-A, Class A, 5.470%, 2/17/2031	19,411,650
		38,448,799
	ABS Home Equity — 4.1%
15,451,000	American Homes 4 Rent Trust, Series 2015-SFR1, Class E, 5.639%, 4/17/2052(a)	15,367,973
2,351,162	Citigroup Mortgage Loan Trust, Inc., Series 2019-RP1, Class A1, 3.500%, 1/25/2066(a)(b)	2,244,082
18,292,688	COLT Mortgage Loan Trust, Series 2021-6, Class A1, 1.907%, 12/25/2066(a)(b)	15,867,863
2,434,000	CoreVest American Finance Ltd., Series 2019-1, Class D, 4.818%, 3/15/2052(a)	2,315,841
2,185,465	CoreVest American Finance Ltd., Series 2019-3, Class A, 2.705%, 10/15/2052(a)	2,149,965
2,929,000	CoreVest American Finance Ltd., Series 2019-3, Class B, 3.163%, 10/15/2052(a)	2,621,170
1,259,000	CoreVest American Finance Ltd., Series 2020-2, Class C, 4.752%, 5/15/2052(a)(b)	1,177,070
1,870,000	CoreVest American Finance Ltd., Series 2021-3, Class D, 3.469%, 10/15/2054(a)	1,533,955
13,916,045	CoreVest American Finance Ltd., Series 2021-RTL1, Class A1, 2.239%, 3/28/2029(a)(b)	13,560,943
10,565,000	CoreVest American Finance Ltd., Series 2023-RTL1, Class A1, 7.553%, 12/28/2030(a)(b)	10,605,855
See accompanying notes to financial statements.
| 10

Portfolio of Investments – as of June 30, 2024 (Unaudited)
Loomis Sayles Investment Grade Bond Fund (continued)
Principal Amount	Description	Value (†)

	ABS Home Equity — continued
$2,594,643	Credit Suisse Mortgage Trust, Series 2020-RPL3, Class A1, 4.080%, 3/25/2060(a)(b)	$2,584,827
4,181,207	Credit Suisse Mortgage Trust, Series 2021-RPL1, Class A1, 4.055%, 9/27/2060(a)(b)	4,091,655
5,120,887	Deephaven Residential Mortgage Trust, Series 2021-2, Class A1, 0.899%, 4/25/2066(a)(b)	4,412,898
4,393,388	Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes, Series 2022-DNA3, Class M1A, REMICS, 30 day USD SOFR Average + 2.000%, 7.335%, 4/25/2042(a)(b)	4,458,941
4,547,639	Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes, Series 2023-DNA2, Class M1A, REMICS, 30 day USD SOFR Average + 2.100%, 7.435%, 4/25/2043(a)(b)	4,653,791
3,054,001	Federal National Mortgage Association Connecticut Avenue Securities, Series 2022-R06, Class 1M1, 30 day USD SOFR Average + 2.750%, 8.085%, 5/25/2042(a)(b)	3,139,818
7,863,542	Federal National Mortgage Association Connecticut Avenue Securities, Series 2023-R02, Class 1M1, 30 day USD SOFR Average + 2.300%, 7.635%, 1/25/2043(a)(b)	8,064,401
2,247,997	Federal National Mortgage Association Connecticut Avenue Securities, Series 2023-R08, Class 1M1, 30 day USD SOFR Average + 1.500%, 6.835%, 10/25/2043(a)(b)	2,262,047
9,110,250	Federal National Mortgage Association Connecticut Avenue Securities, Series 2024-R02, Class 1M1, 30 day USD SOFR Average + 1.100%, 6.435%, 2/25/2044(a)(b)	9,121,638
3,083,000	FirstKey Homes Trust, Series 2020-SFR1, Class D, 2.241%, 8/17/2037(a)	2,937,212
1,515,000	FirstKey Homes Trust, Series 2020-SFR1, Class E, 2.791%, 8/17/2037(a)	1,451,229
13,696,000	FirstKey Homes Trust, Series 2020-SFR2, Class D, 1.968%, 10/19/2037(a)	12,928,535
6,000,000	FirstKey Homes Trust, Series 2021-SFR2, Class B, 1.607%, 9/17/2038(a)	5,472,334
10,000,000	FirstKey Homes Trust, Series 2021-SFR3, Class B, 2.435%, 12/17/2038(a)	9,226,348
9,710,000	FirstKey Homes Trust, Series 2022-SFR2, Class D, 4.500%, 7/17/2039(a)	9,211,216
2,838,794	GCAT Trust, Series 2019-RPL1, Class A1, 2.650%, 10/25/2068(a)(b)	2,682,897
25,636,000	GITSIT Mortgage Loan Trust, Series 2024-NPL1, Class A1, 7.466%, 6/25/2054(a)(b)	25,643,537
2,232,831	Home Partners of America Trust, Series 2019-1, Class D, 3.406%, 9/17/2039(a)	2,068,989
2,413,445	Home Partners of America Trust, Series 2019-2, Class D, 3.121%, 10/19/2039(a)	2,213,422
970,913	Home Partners of America Trust, Series 2021-1, Class E, 2.577%, 9/17/2041(a)	793,229
Principal Amount	Description	Value (†)

	ABS Home Equity — continued
$10,330,875	Home Partners of America Trust, Series 2021-2, Class E1, 2.852%, 12/17/2026(a)	$9,388,079
5,155,827	Home Partners of America Trust, Series 2021-2, Class E2, 2.952%, 12/17/2026(a)	4,682,800
1,744,507	Legacy Mortgage Asset Trust, Series 2021-GS4, Class A1, 1.650%, 11/25/2060(a)(b)	1,699,579
1,467,786	Mill City Mortgage Loan Trust, Series 2018-2, Class M1, 3.750%, 5/25/2058(a)(b)	1,405,100
1,695,000	Mill City Mortgage Loan Trust, Series 2019-1, Class A1, 3.250%, 10/25/2069(a)(b)	1,624,004
2,744,944	Mill City Mortgage Loan Trust, Series 2019-1, Class M1, 3.500%, 10/25/2069(a)(b)	2,521,568
3,500,154	Mill City Mortgage Loan Trust, Series 2019-GS1, Class A1, 2.750%, 7/25/2059(a)(b)	3,340,889
540,000	Mill City Mortgage Loan Trust, Series 2021-NMR1, Class M1, 1.850%, 11/25/2060(a)(b)	466,261
1,750,000	Mill City Mortgage Loan Trust, Series 2021-NMR1, Class M2, 2.500%, 11/25/2060(a)(b)	1,462,414
27,489,601	New Residential Mortgage Loan Trust, Series 2024-RPL1, Class A, 3.800%, 1/25/2064(a)(b)	25,536,328
15,130,000	New Residential Mortgage Loan Trust, Series 2024-RTL1, Class A1, 6.664%, 3/25/2039(a)(b)	15,139,169
12,897,320	NLT Trust, Series 2023-1, Class A1, 3.200%, 10/25/2062(a)(b)	11,706,859
12,865,000	NYMT Loan Trust, Series 2024-BPL2, Class A1, 6.509%, 5/25/2039(a)(b)	12,940,839
20,597,398	NYMT Loan Trust, Series 2024-CP1, Class A1, 3.750%, 2/25/2068(a)(b)	18,970,636
5,251,578	OBX Trust, Series 2021-NQM3, Class A1, 1.054%, 7/25/2061(a)(b)	4,105,283
155,000	Progress Residential Trust, Series 2020-SFR2, Class C, 3.077%, 6/17/2037(a)	153,709
295,000	Progress Residential Trust, Series 2020-SFR3, Class B, 1.495%, 10/17/2027(a)	279,889
1,770,000	Progress Residential Trust, Series 2020-SFR3, Class D, 1.896%, 10/17/2027(a)	1,676,339
1,818,000	Progress Residential Trust, Series 2020-SFR3, Class E, 2.296%, 10/17/2027(a)	1,726,254
5,780,000	Progress Residential Trust, Series 2021-SFR2, Class E1, 2.547%, 4/19/2038(a)	5,389,623
8,750,000	Progress Residential Trust, Series 2021-SFR3, Class C, 2.088%, 5/17/2026(a)	8,123,254
2,420,000	Progress Residential Trust, Series 2021-SFR3, Class E1, 2.538%, 5/17/2026(a)	2,250,488
2,015,000	Progress Residential Trust, Series 2021-SFR3, Class E2, 2.688%, 5/17/2026(a)	1,857,456
3,575,000	Progress Residential Trust, Series 2021-SFR6, Class E1, 2.425%, 7/17/2038(a)	3,290,552
1,795,000	Progress Residential Trust, Series 2021-SFR6, Class E2, 2.525%, 7/17/2038(a)	1,646,585
1,400,000	Progress Residential Trust, Series 2021-SFR9, Class E1, 2.811%, 11/17/2040(a)	1,222,956
960,000	Progress Residential Trust, Series 2021-SFR9, Class E2, 3.010%, 11/17/2040(a)	837,496
1,260,000	Progress Residential Trust, Series 2023-SFR1, Class C, 4.650%, 3/17/2040(a)	1,199,618
See accompanying notes to financial statements.
11 |

Portfolio of Investments – as of June 30, 2024 (Unaudited)
Loomis Sayles Investment Grade Bond Fund (continued)
Principal Amount	Description	Value (†)

	ABS Home Equity — continued
$1,935,000	Progress Residential Trust, Series 2023-SFR1, Class D, 4.650%, 3/17/2040(a)	$1,830,088
1,285,000	Progress Residential Trust, Series 2023-SFR2, Class B, 4.500%, 10/17/2040(a)	1,214,441
3,420,794	PRPM LLC, Series 2020-4, Class A1, 5.610%, 10/25/2025(a)(b)	3,418,467
4,434,931	PRPM LLC, Series 2021-10, Class A1, 2.487%, 10/25/2026(a)(b)	4,388,592
4,570,633	PRPM LLC, Series 2021-8, Class A1, 1.743%, 9/25/2026(a)(b)	4,436,699
1,103,675	PRPM LLC, Series 2023-RCF2, Class A1, 4.000%, 11/25/2053(a)(b)	1,061,170
10,805,508	PRPM LLC, Series 2024-1, Class A1, 6.959%, 2/25/2029(a)(b)	10,773,059
8,921,217	PRPM LLC, Series 2024-2, Class A1, 7.026%, 3/25/2029(a)(b)	8,941,781
2,442,955	PRPM LLC, Series 2024-RCF1, Class A1, 4.000%, 1/25/2054(a)(b)	2,329,245
9,515,901	PRPM LLC, Series 2024-RCF2, Class A1, 3.750%, 3/25/2054(a)(b)	9,095,669
20,021,430	PRPM LLC, Series 2024-RPL1, Class A1, 4.200%, 12/25/2064(a)(b)	19,161,830
5,455,210	RCO VII Mortgage LLC, Series 2024-1, Class A1, 7.021%, 1/25/2029(a)(b)	5,426,150
6,405,578	Redwood Funding Trust, Series 2023-1, Class A, 7.500%, 7/25/2059(a)(b)	6,284,410
282,692	Sequoia Mortgage Trust, Series 2017-CH2, Class A1, 4.000%, 12/25/2047(a)(b)	257,803
5,790,000	Toorak Mortgage Trust, Series 2024-RRTL1, Class A1, 6.597%, 2/25/2039(a)(b)	5,784,586
4,930,000	Towd Point Mortgage Trust, Series 2017-4, Class M2, 3.250%, 6/25/2057(a)(b)	4,194,731
1,775,000	Towd Point Mortgage Trust, Series 2018-4, Class A2, 3.000%, 6/25/2058(a)(b)	1,471,299
1,943,340	Towd Point Mortgage Trust, Series 2018-5, Class M1, 3.250%, 7/25/2058(a)(b)	1,617,075
4,495,000	Towd Point Mortgage Trust, Series 2019-2, Class A2, 3.750%, 12/25/2058(a)(b)	4,007,074
17,610,000	Towd Point Mortgage Trust, Series 2019-2, Class M1, 3.750%, 12/25/2058(a)(b)	15,009,767
3,985,359	Towd Point Mortgage Trust, Series 2019-4, Class A1, 2.900%, 10/25/2059(a)(b)	3,724,849
3,325,000	Towd Point Mortgage Trust, Series 2020-1, Class A2B, 3.250%, 1/25/2060(a)(b)	2,793,479
1,505,000	Tricon American Homes, Series 2020-SFR1, Class B, 2.049%, 7/17/2038(a)	1,401,759
3,950,000	Tricon American Homes, Series 2020-SFR1, Class D, 2.548%, 7/17/2038(a)	3,705,481
2,575,000	Tricon American Homes Trust, Series 2019-SFR1, Class D, 3.198%, 3/17/2038(a)	2,453,606
438,947	VCAT LLC, Series 2021-NPL1, Class A1, 5.289%, 12/26/2050(a)(b)	436,711
5,511,559	VCAT LLC, Series 2021-NPL5, Class A1, 1.868%, 8/25/2051(a)(b)	5,424,696
15,157,642	VCAT LLC, Series 2021-NPL6, Class A1, 1.917%, 9/25/2051(a)(b)	14,832,178
11,274,474	Verus Securitization Trust, Series 2021-3, Class A1, 1.046%, 6/25/2066(a)(b)	9,455,958
12,487,167	Verus Securitization Trust, Series 2021-7, Class A1, 1.829%, 10/25/2066(a)(b)	10,919,418
Principal Amount	Description	Value (†)

	ABS Home Equity — continued
$1,064,277	VOLT XCII LLC, Series 2021-NPL1, Class A1, 4.893%, 2/27/2051(a)(b)	$1,047,751
4,634,159	VOLT XCIII LLC, Series 2021-NPL2, Class A1, 4.893%, 2/27/2051(a)(b)	4,565,616
5,050,662	VOLT XCIV LLC, Series 2021-NPL3, Class A1, 5.240%, 2/27/2051(a)(b)	4,995,933
2,016,487	VOLT XCVI LLC, Series 2021-NPL5, Class A1, 5.116%, 3/27/2051(a)(b)	1,998,771
4,573,008	VOLT XCVII LLC, Series 2021-NPL6, Class A1, 5.240%, 4/25/2051(a)(b)	4,546,860
		512,514,710
	ABS Other — 4.6%
2,338,872	AASET LLC, Series 2022-1A, Class A, 6.000%, 5/16/2047(a)	2,296,665
4,654,791	AASET Trust, Series 2021-1A, Class A, 2.950%, 11/16/2041(a)	4,289,995
8,710,000	Affirm Asset Securitization Trust, Series 2023-A, Class A, 6.610%, 1/18/2028(a)	8,742,196
8,060,000	Affirm Asset Securitization Trust, Series 2023-B, Class A, 6.820%, 9/15/2028(a)	8,150,417
2,825,773	Affirm Asset Securitization Trust, Series 2023-X1, Class A, 7.110%, 11/15/2028(a)	2,837,582
16,955,000	Affirm Asset Securitization Trust, Series 2024-A, Class 1A, 5.610%, 2/15/2029(a)	16,899,744
975,000	Affirm Asset Securitization Trust, Series 2024-A, Class 1D, 6.890%, 2/15/2029(a)	975,271
5,520,000	Affirm Asset Securitization Trust, Series 2024-A, Class A, 5.610%, 2/15/2029(a)	5,498,676
3,730,000	Auxilior Term Funding LLC, Series 2023-1A, Class A2, 6.180%, 12/15/2028(a)	3,747,039
11,270,000	BHG Securitization Trust, Series 2022-A, Class B, 2.700%, 2/20/2035(a)	10,838,297
8,750,000	BHG Securitization Trust, Series 2023-B, Class B, 7.450%, 12/17/2036(a)	9,018,476
8,521,356	BHG Securitization Trust, Series 2024-1CON, Class A, 5.810%, 4/17/2035(a)	8,544,389
9,490,000	BHG Securitization Trust, Series 2024-1CON, Class B, 6.490%, 4/17/2035(a)	9,544,311
1,998,303	Business Jet Securities LLC, Series 2021-1A, Class A, 2.162%, 4/15/2036(a)	1,892,305
5,265,109	Business Jet Securities LLC, Series 2024-1A, Class A, 6.197%, 5/15/2039(a)	5,312,890
5,960,938	CAL Funding IV Ltd., Series 2020-1A, Class A, 2.220%, 9/25/2045(a)	5,421,203
2,423,067	Castlelake Aircraft Structured Trust, Series 2019-1A, Class A, 3.967%, 4/15/2039(a)	2,181,379
880,000	Chesapeake Funding II LLC, Series 2023-1A, Class D, 6.690%, 5/15/2035(a)	877,560
5,082,850	CLI Funding VI LLC, Series 2020-3A, Class A, 2.070%, 10/18/2045(a)	4,593,298
2,971,915	CLI Funding VIII LLC, Series 2021-1A, Class A, 1.640%, 2/18/2046(a)	2,640,669
7,294,184	Clsec Holdings 22t LLC, Series 2021-1, Class B, 3.464%, 5/11/2037(a)	6,327,033
7,788,046	EverBright Solar Trust, Series 2024-A, Class A, 6.430%, 6/22/2054(a)	7,717,782
6,067,670	Foundation Finance Trust, Series 2023-2A, Class A, 6.530%, 6/15/2049(a)	6,127,454
2,375,000	Foundation Finance Trust, Series 2023-2A, Class B, 6.970%, 6/15/2049(a)	2,421,465
See accompanying notes to financial statements.
| 12

Portfolio of Investments – as of June 30, 2024 (Unaudited)
Loomis Sayles Investment Grade Bond Fund (continued)
Principal Amount	Description	Value (†)

	ABS Other — continued
$51,030,000	Frontier Issuer LLC, Series 2023-1, Class A2, 6.600%, 8/20/2053(a)	$51,439,873
17,740,000	Frontier Issuer LLC, Series 2024-1, Class A2, 6.190%, 6/20/2054(a)	17,749,615
353,216	Hilton Grand Vacations Trust, Series 2022-1D, Class C, 4.690%, 6/20/2034(a)	341,363
719,922	Hilton Grand Vacations Trust, Series 2023-1A, Class C, 6.940%, 1/25/2038(a)	732,552
3,232,676	Hilton Grand Vacations Trust, Series 2024-2A, Class C, 5.990%, 3/25/2038(a)	3,236,775
5,384,049	HINNT LLC, Series 2024-A, Class A, 5.490%, 3/15/2043(a)	5,373,679
2,655,088	Horizon Aircraft Finance I Ltd., Series 2018-1, Class A, 4.458%, 12/15/2038(a)	2,415,037
1,792,865	Horizon Aircraft Finance II Ltd., Series 2019-1, Class A, 3.721%, 7/15/2039(a)	1,648,488
2,194,571	Horizon Aircraft Finance III Ltd., Series 2019-2, Class A, 3.425%, 11/15/2039(a)	1,906,281
3,135,000	HPEFS Equipment Trust, Series 2022-1A, Class D, 2.400%, 11/20/2029(a)	3,041,955
2,395,000	HPEFS Equipment Trust, Series 2023-2A, Class D, 6.970%, 7/21/2031(a)	2,429,854
5,863,050	Jack in the Box Funding LLC, Series 2019-1A, Class A2II, 4.476%, 8/25/2049(a)	5,648,731
100,275	Jack in the Box Funding LLC, Series 2022-1A, Class A2I, 3.445%, 2/26/2052(a)	93,391
4,086,058	Kestrel Aircraft Funding Ltd., Series 2018-1A, Class A, 4.250%, 12/15/2038(a)	3,841,098
7,410,604	Lunar Structured Aircraft Portfolio Notes, Series 2021-1, Class A, 2.636%, 10/15/2046(a)	6,623,746
2,531,801	MAPS Ltd., Series 2018-1A, Class A, 4.212%, 5/15/2043(a)	2,463,886
1,135,395	MAPS Ltd., Series 2019-1A, Class A, 4.458%, 3/15/2044(a)	1,035,378
3,802,245	MAPS Trust, Series 2021-1A, Class A, 2.521%, 6/15/2046(a)	3,423,009
5,024,000	Marlette Funding Trust, Series 2023-2A, Class B, 6.540%, 6/15/2033(a)	5,035,817
17,787,488	Merchants Fleet Funding LLC, Series 2023-1A, Class A, 7.210%, 5/20/2036(a)	17,880,303
5,260,000	Merchants Fleet Funding LLC, Series 2023-1A, Class D, 8.200%, 5/20/2036(a)	5,344,065
16,315,000	Mercury Financial Credit Card Master Trust, Series 2024-2A, Class A, 6.560%, 7/20/2029(a)	16,365,381
1,795,000	MetroNet Infrastructure Issuer LLC, Series 2024-1A, Class A2, 6.230%, 4/20/2054(a)	1,814,023
41,968,948	Mosaic Solar Loan Trust, Series 2024-2A, Class A, 5.600%, 4/22/2052(a)	40,472,000
3,586,244	Mosaic Solar Loans LLC, Series 2024-1A, Class A, 5.500%, 9/20/2049(a)	3,555,427
255,810	MVW LLC, Series 2020-1A, Class C, 4.210%, 10/20/2037(a)	246,172
10,581,122	MVW LLC, Series 2024-1A, Class A, 5.320%, 2/20/2043(a)	10,596,084
3,720,594	MVW LLC, Series 2024-1A, Class C, 6.200%, 2/20/2043(a)	3,739,539
158,246	MVW Owner Trust, Series 2019-1A, Class C, 3.330%, 11/20/2036(a)	153,203
11,184,625	Navigator Aircraft ABS Ltd., Series 2021-1, Class A, 2.771%, 11/15/2046(a)(b)	10,055,078
17,135,000	Octane Receivables Trust, Series 2024-1A, Class A2, 5.680%, 5/20/2030(a)	17,124,188
Principal Amount	Description	Value (†)

	ABS Other — continued
$7,119,000	Octane Receivables Trust, Series 2024-2A, Class C, 5.900%, 7/20/2032(a)	$7,122,794
8,040,000	OneMain Financial Issuance Trust, Series 2022-S1, Class D, 5.200%, 5/14/2035(a)	7,701,399
5,615,000	PK Alift Loan Funding 3 LP, Series 2024-1, Class A1, 5.842%, 9/15/2039(a)	5,616,376
530,000	SCF Equipment Leasing LLC, Series 2021-1A, Class D, 1.930%, 9/20/2030(a)	502,256
2,555,000	SCF Equipment Leasing LLC, Series 2022-1A, Class D, 3.790%, 11/20/2031(a)	2,430,943
3,365,000	SCF Equipment Leasing LLC, Series 2022-2A, Class C, 6.500%, 8/20/2032(a)	3,412,342
6,179,513	SEB Funding LLC, Series 2021-1A, Class A2, 4.969%, 1/30/2052(a)	5,898,090
12,125,000	SEB Funding LLC, Series 2024-1A, Class A2, 7.386%, 4/30/2054(a)	12,312,731
1,943,700	Shenton Aircraft Investment I Ltd., Series 2015-1A, Class A, 4.750%, 10/15/2042(a)	1,837,224
371,015	Sierra Timeshare Receivables Funding LLC, Series 2021-1A, Class C, 1.790%, 11/20/2037(a)	353,257
1,028,595	Sierra Timeshare Receivables Funding LLC, Series 2023-1A, Class C, 7.000%, 1/20/2040(a)	1,035,495
1,269,633	Sierra Timeshare Receivables Funding LLC, Series 2023-2A, Class C, 7.300%, 4/20/2040(a)	1,287,472
4,550,969	Sierra Timeshare Receivables Funding LLC, Series 2023-3A, Class C, 7.120%, 9/20/2040(a)	4,589,584
190,000	SLM Private Credit Student Loan Trust, Series 2003-C, Class A3, 28 day Auction Rate Security, 7.960%, 9/15/2032(b)	189,733
457,000	SLM Private Credit Student Loan Trust, Series 2003-C, Class A4, 28 day Auction Rate Security, 7.930%, 9/15/2032(b)	455,600
1,725,000	Stream Innovations Issuer Trust, Series 2024-1A, Class A, 6.270%, 7/15/2044(a)	1,723,365
5,646,601	Sunnova Helios X Issuer LLC, Series 2022-C, Class A, 5.300%, 11/22/2049(a)	5,403,339
24,581,406	Sunnova Helios XIII Issuer LLC, Series 2024-A, Class A, 5.300%, 2/20/2051(a)	23,678,064
8,818,465	TIC Home Improvement Trust, Series 2024-A, Class A, 6.670%, 10/15/2046(a)	8,835,890
16,180,812	TIF Funding III LLC, Series 2024-1A, Class A, 5.480%, 4/20/2049(a)	16,096,420
3,753,281	TIF Funding III LLC, Series 2024-1A, Class C, 6.310%, 4/20/2049(a)	3,769,008
31,890,000	Trafigura Securitisation Finance PLC, Series 2024-1A, Class A1, SOFR + 1.400%, 6.737%, 11/15/2027(a)(b)	32,135,808
2,717,881	WAVE Trust, Series 2017-1A, Class A, 3.844%, 11/15/2042(a)	2,451,763
4,310,000	Westlake Automobile Receivables Trust, Series 2024-2A, Class D, 5.910%, 4/15/2030(a)	4,304,587
3,040,193	Willis Engine Structured Trust IV, Series 2018-A, Class A, 4.750%, 9/15/2043(a)(b)	2,930,025
958,065	Willis Engine Structured Trust IV, Series 2018-A, Class B, 5.438%, 9/15/2043(a)(b)	884,802
3,057,744	Willis Engine Structured Trust VI, Series 2021-A, Class A, 3.104%, 5/15/2046(a)	2,715,323
2,400,391	Willis Engine Structured Trust VI, Series 2021-A, Class B, 5.438%, 5/15/2046(a)	2,026,523
See accompanying notes to financial statements.
13 |

Portfolio of Investments – as of June 30, 2024 (Unaudited)
Loomis Sayles Investment Grade Bond Fund (continued)
Principal Amount	Description	Value (†)

	ABS Other — continued
$20,763,309	Willis Engine Structured Trust VII, Series 2023-A, Class A, 8.000%, 10/15/2048(a)	$21,931,640
15,445,000	Ziply Fiber Issuer LLC, Series 2024-1A, Class A2, 6.640%, 4/20/2054(a)	15,721,852
		582,075,792
	ABS Student Loan — 1.2%
866,862	Ascent Education Funding Trust, Series 2024-A, Class A, 6.140%, 10/25/2050(a)	872,691
27,875,000	College Ave Student Loans LLC, Series 2024-B, Class A1A, 5.690%, 8/25/2054(a)	27,939,363
7,925,000	College Ave Student Loans LLC, Series 2024-B, Class B, 6.080%, 8/25/2054(a)	7,939,939
443,571	College Avenue Student Loans LLC, Series 2021-A, Class C, 2.920%, 7/25/2051(a)	400,897
3,510,000	College Avenue Student Loans LLC, Series 2023-B, Class C, 7.580%, 6/25/2054(a)	3,557,754
1,894,039	Commonbond Student Loan Trust, Series 2020-1, Class A, 1.690%, 10/25/2051(a)	1,638,444
2,520,752	ELFI Graduate Loan Program LLC, Series 2019-A, Class A, 2.540%, 3/25/2044(a)	2,276,695
3,299,427	Laurel Road Prime Student Loan Trust, Series 2020-A, Class A2FX, 1.400%, 11/25/2050(a)	2,982,949
535,477	Navient Private Education Refi Loan Trust, Series 2020-HA, Class A, 1.310%, 1/15/2069(a)	493,059
2,394,720	Navient Private Education Refi Loan Trust, Series 2021-A, Class A, 0.840%, 5/15/2069(a)	2,115,785
560,000	Navient Private Education Refi Loan Trust, Series 2021-A, Class B, 2.240%, 5/15/2069(a)	425,126
2,105,000	Navient Private Education Refi Loan Trust, Series 2021-EA, Class B, 2.030%, 12/16/2069(a)	1,396,730
4,790,000	Navient Private Education Refi Loan Trust, Series 2021-FA, Class B, 2.120%, 2/18/2070(a)	3,410,169
5,525,000	Navient Student Loan Trust, Series 2023-BA, Class B, 7.230%, 3/15/2072(a)	5,763,498
6,710,000	Nelnet Student Loan Trust, Series 2021-BA, Class B, 2.680%, 4/20/2062(a)	5,555,995
244,000	SLM Private Credit Student Loan Trust, Series 2003-A, Class A3, 28 day Auction Rate Security, 5.245%, 6/15/2032(b)	242,498
227,000	SLM Private Credit Student Loan Trust, Series 2003-A, Class A4, 28 day Auction Rate Security, 7.940%, 6/15/2032(b)	225,602
408,000	SLM Private Credit Student Loan Trust, Series 2003-B, Class A3, 28 day Auction Rate Security, 5.260%, 3/15/2033(b)	405,020
273,000	SLM Private Credit Student Loan Trust, Series 2003-B, Class A4, 28 day Auction Rate Security, 7.870%, 3/15/2033(b)	271,006
1,422,085	SMB Private Education Loan Trust, Series 2015-C, Class B, 3.500%, 9/15/2043(a)	1,393,552
215,000	SMB Private Education Loan Trust, Series 2018-A, Class B, 3.960%, 7/15/2042(a)	200,754
1,605,000	SMB Private Education Loan Trust, Series 2018-B, Class B, 4.000%, 7/15/2042(a)	1,496,260
1,525,000	SMB Private Education Loan Trust, Series 2018-C, Class B, 4.000%, 11/17/2042(a)	1,413,968
Principal Amount	Description	Value (†)

	ABS Student Loan — continued
$3,374,721	SMB Private Education Loan Trust, Series 2019-A, Class A2A, 3.440%, 7/15/2036(a)	$3,255,943
6,158,607	SMB Private Education Loan Trust, Series 2019-B, Class A2A, 2.840%, 6/15/2037(a)	5,893,356
520,306	SMB Private Education Loan Trust, Series 2020-A, Class A2A, 2.230%, 9/15/2037(a)	488,979
3,545,348	SMB Private Education Loan Trust, Series 2021-B, Class A, 1.310%, 7/17/2051(a)	3,223,075
4,205,000	SMB Private Education Loan Trust, Series 2023-C, Class B, 6.360%, 11/15/2052(a)	4,282,425
26,862,830	SMB Private Education Loan Trust, Series 2024-A, Class A1A, 5.240%, 3/15/2056(a)	26,769,186
17,513,000	SMB Private Education Loan Trust, Series 2024-A, Class B, 5.880%, 3/15/2056(a)	17,599,672
8,542,889	SMB Private Education Loan Trust, Series 2024-C, Class A1A, 5.500%, 6/17/2052(a)	8,617,452
2,605,000	SMB Private Education Loan Trust, Series 2024-C, Class B, 6.060%, 6/17/2052(a)	2,654,401
		145,202,243
	ABS Whole Business — 1.2%
30,940,000	Applebee's Funding LLC/IHOP Funding LLC, Series 2023-1A, Class A2, 7.824%, 3/05/2053(a)	31,988,343
2,807,780	Domino's Pizza Master Issuer LLC, Series 2017-1A, Class A23, 4.118%, 7/25/2047(a)	2,686,310
5,032,173	Domino's Pizza Master Issuer LLC, Series 2018-1A, Class A2II, 4.328%, 7/25/2048(a)	4,838,879
11,926,600	EWC Master Issuer LLC, Series 2022-1A, Class A2, 5.500%, 3/15/2052(a)	11,350,606
4,860,575	FOCUS Brands Funding, Series 2023-2, Class A2, 8.241%, 10/30/2053(a)	5,144,474
4,089,750	Hardee's Funding LLC, Series 2024-1A, Class A2, 7.253%, 3/20/2054(a)	4,186,019
6,746,120	Planet Fitness Master Issuer LLC, Series 2019-1A, Class A2, 3.858%, 12/05/2049(a)	6,185,126
17,262,650	Planet Fitness Master Issuer LLC, Series 2022-1A, Class A2I, 3.251%, 12/05/2051(a)	16,201,781
2,199,375	Planet Fitness Master Issuer LLC, Series 2022-1A, Class A2II, 4.008%, 12/05/2051(a)	1,944,045
30,720,000	Planet Fitness Master Issuer LLC, Series 2024-1A, Class A2I, 5.765%, 6/05/2054(a)	30,725,652
34,575,000	Subway Funding LLC, Series 2024-1A, Class A2I, 6.028%, 7/30/2054(a)	34,872,622
1,210,706	Wendy's Funding LLC, Series 2018-1A, Class A2II, 3.884%, 3/15/2048(a)	1,138,233
		151,262,090
	Aerospace & Defense — 3.0%
13,620,000	BAE Systems PLC, 3.400%, 4/15/2030(a)	12,335,314
2,685,000	BAE Systems PLC, 5.250%, 3/26/2031(a)	2,677,401
39,270,000	BAE Systems PLC, 5.300%, 3/26/2034(a)	38,857,665
32,338,000	Boeing Co., 3.625%, 2/01/2031	28,303,040
See accompanying notes to financial statements.
| 14

Portfolio of Investments – as of June 30, 2024 (Unaudited)
Loomis Sayles Investment Grade Bond Fund (continued)
Principal Amount	Description	Value (†)

	Aerospace & Defense — continued
$26,030,000	Boeing Co., 5.150%, 5/01/2030	$24,996,245
23,082,000	Boeing Co., 5.705%, 5/01/2040	21,280,790
62,860,000	Boeing Co., 5.805%, 5/01/2050	56,649,432
1,525,000	Boeing Co., 5.930%, 5/01/2060	1,363,428
6,685,000	Boeing Co., 6.388%, 5/01/2031(a)	6,805,710
6,430,000	Boeing Co., 6.528%, 5/01/2034(a)	6,583,674
23,875,000	Boeing Co., 6.858%, 5/01/2054(a)	24,499,853
10,340,000	Boeing Co., 7.008%, 5/01/2064(a)	10,586,815
17,165,000	Embraer Netherlands Finance BV, 7.000%, 7/28/2030(a)	17,912,090
4,113,000	GE Capital Funding LLC, 4.550%, 5/15/2032	3,925,998
6,885,000	Huntington Ingalls Industries, Inc., 3.844%, 5/01/2025	6,774,995
4,245,000	Huntington Ingalls Industries, Inc., 4.200%, 5/01/2030	3,991,345
10,115,000	L3Harris Technologies, Inc., 5.350%, 6/01/2034	10,042,849
3,335,000	RTX Corp., 2.375%, 3/15/2032	2,733,470
26,330,000	RTX Corp., 5.150%, 2/27/2033	26,056,525
21,030,000	RTX Corp., 6.100%, 3/15/2034	22,136,341
5,005,000	Textron, Inc., 2.450%, 3/15/2031	4,192,956
29,075,000	Textron, Inc., 3.000%, 6/01/2030	25,596,678
25,175,000	Textron, Inc., 6.100%, 11/15/2033	26,082,727
		384,385,341
	Airlines — 0.5%
10,033,395	American Airlines Pass-Through Trust, Series 2016-3, Class A, 3.250%, 4/15/2030	9,125,658
872,290	American Airlines Pass-Through Trust, Series 2016-3, Class B, 3.750%, 4/15/2027	839,056
4,284,554	American Airlines Pass-Through Trust, Series 2017-2, Class A, 3.600%, 4/15/2031	3,879,906
1,754,005	American Airlines Pass-Through Trust, Series 2017-2, Class B, 3.700%, 4/15/2027	1,706,978
12,966,814	American Airlines Pass-Through Trust, Series 2019-1, Class B, 3.850%, 8/15/2029	12,054,339
3,837,289	British Airways Pass-Through Trust, Series 2019-1, Class A, 3.350%, 12/15/2030(a)	3,572,976
3,647,344	United Airlines Pass-Through Trust, Series 20-1, Class A, 5.875%, 4/15/2029	3,657,156
2,090,409	United Airlines Pass-Through Trust, Series 2018-1, Class A, 3.700%, 9/01/2031	1,896,925
20,665,000	United Airlines Pass-Through Trust, Series 2023-1, Class A, 5.800%, 7/15/2037	20,983,241
		57,716,235
	Apartment REITs — 0.0%
2,185,000	American Homes 4 Rent LP, 2.375%, 7/15/2031	1,775,276
	Automotive — 1.0%
25,580,000	American Honda Finance Corp., MTN, 0.550%, 7/12/2024	25,540,296
4,895,000	Aptiv PLC/Aptiv Corp., 3.250%, 3/01/2032	4,244,091
5,274,000	Cummins, Inc., 6.750%, 2/15/2027	5,485,059
13,060,000	Daimler Truck Finance North America LLC, 5.500%, 9/20/2033(a)	13,096,597
2,025,000	General Motors Financial Co., Inc., 3.100%, 1/12/2032	1,701,936
360,000	General Motors Financial Co., Inc., 5.850%, 4/06/2030	364,405
31,570,000	General Motors Financial Co., Inc., 6.000%, 1/09/2028	32,087,558
19,180,000	General Motors Financial Co., Inc., 6.100%, 1/07/2034	19,387,437
Principal Amount	Description	Value (†)

	Automotive — continued
$4,480,000	General Motors Financial Co., Inc., 6.400%, 1/09/2033	$4,649,578
2,895,000	Volkswagen Group of America Finance LLC, 3.350%, 5/13/2025(a)	2,839,143
8,820,000	ZF North America Capital, Inc., 6.750%, 4/23/2030(a)	8,982,650
13,340,000	ZF North America Capital, Inc., 6.875%, 4/23/2032(a)	13,791,626
		132,170,376
	Banking — 9.4%
4,425,000	AIB Group PLC, (fixed rate to 9/13/2028, variable rate thereafter), 6.608%, 9/13/2029(a)	4,567,582
11,790,000	American Express Co., 5.850%, 11/05/2027	12,075,991
4,360,000	American Express Co., (fixed rate to 8/03/2032, variable rate thereafter), 4.420%, 8/03/2033	4,113,413
10,155,000	Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand, 5.375%, 4/17/2025(a)	10,111,029
5,800,000	Banco Santander SA, 2.749%, 12/03/2030	4,826,098
49,304,000	Bank of America Corp., (fixed rate to 12/20/2027, variable rate thereafter), 3.419%, 12/20/2028	46,361,719
17,700,000	Bank of America Corp., (fixed rate to 3/08/2032, variable rate thereafter), 3.846%, 3/08/2037	15,511,708
58,160,000	Bank of America Corp., (fixed rate to 9/15/2033, variable rate thereafter), 5.872%, 9/15/2034	59,828,909
21,297,000	Bank of America Corp., (fixed rate to 9/21/2031, variable rate thereafter), 2.482%, 9/21/2036	16,975,154
100,000	Bank of America Corp., MTN, 4.250%, 10/22/2026	97,518
4,210,000	Bank of America Corp., MTN, (fixed rate to 7/22/2032, variable rate thereafter), 5.015%, 7/22/2033	4,114,943
25,627,000	Bank of America Corp., Series L, 4.183%, 11/25/2027	24,740,003
24,260,000	Barclays PLC, (fixed rate to 11/24/2026, variable rate thereafter), 2.279%, 11/24/2027	22,474,562
13,685,000	Barclays PLC, (fixed rate to 5/09/2033, variable rate thereafter), 6.224%, 5/09/2034	14,022,065
4,287,000	Barclays PLC, (fixed rate to 6/20/2029, variable rate thereafter), 5.088%, 6/20/2030	4,098,583
10,000,000	Barclays PLC, (fixed rate to 6/27/2033, variable rate thereafter), 7.119%, 6/27/2034	10,609,437
50,385,000	Barclays PLC, (fixed rate to 9/23/2030, variable rate thereafter), 3.564%, 9/23/2035	43,282,936
3,335,000	BBVA Bancomer SA, 1.875%, 9/18/2025(a)	3,181,763
25,795,000	BNP Paribas SA, (fixed rate to 1/09/2029, variable rate thereafter), 5.176%, 1/09/2030(a)	25,524,822
14,045,000	BNP Paribas SA, (fixed rate to 1/20/2027, variable rate thereafter), 2.591%, 1/20/2028(a)	13,055,767
22,500,000	BNP Paribas SA, (fixed rate to 3/01/2028, variable rate thereafter), 4.375%, 3/01/2033(a)	21,235,707
12,845,000	CaixaBank SA, (fixed rate to 9/13/2033, variable rate thereafter), 6.840%, 9/13/2034(a)	13,568,687
7,155,000	Credit Agricole SA, (fixed rate to 1/10/2028, variable rate thereafter), 4.000%, 1/10/2033(a)	6,642,273
See accompanying notes to financial statements.
15 |

Portfolio of Investments – as of June 30, 2024 (Unaudited)
Loomis Sayles Investment Grade Bond Fund (continued)
Principal Amount	Description	Value (†)

	Banking — continued
$92,100,000	Credit Agricole SA, (fixed rate to 1/10/2034, variable rate thereafter), 6.251%, 1/10/2035(a)	$92,653,270
3,390,000	Danske Bank AS, (fixed rate to 12/20/2024, variable rate thereafter), 3.244%, 12/20/2025(a)	3,345,098
4,690,000	Deutsche Bank AG, (fixed rate to 10/14/2030, variable rate thereafter), 3.729%, 1/14/2032	3,954,259
16,655,000	Deutsche Bank AG, (fixed rate to 11/20/2028, variable rate thereafter), 6.819%, 11/20/2029	17,320,985
2,640,000	Deutsche Bank AG, (fixed rate to 12/01/2027, variable rate thereafter), 4.875%, 12/01/2032	2,482,816
6,235,000	Deutsche Bank AG, (fixed rate to 9/18/2030, variable rate thereafter), 3.547%, 9/18/2031	5,488,444
4,980,000	Goldman Sachs Group, Inc., (fixed rate to 2/24/2032, variable rate thereafter), 3.102%, 2/24/2033	4,253,232
61,445,000	Goldman Sachs Group, Inc., (fixed rate to 8/23/2027, variable rate thereafter), 4.482%, 8/23/2028	60,051,104
11,115,000	Goldman Sachs Group, Inc., (fixed rate to 9/10/2026, variable rate thereafter), 1.542%, 9/10/2027	10,206,349
19,485,000	HSBC Holdings PLC, (fixed rate to 3/09/2028, variable rate thereafter), 6.161%, 3/09/2029	19,931,404
6,325,000	ING Groep NV, (fixed rate to 9/11/2033, variable rate thereafter), 6.114%, 9/11/2034	6,521,056
8,460,000	Intesa Sanpaolo SpA, 6.625%, 6/20/2033(a)	8,720,901
15,785,000	Intesa Sanpaolo SpA, 7.200%, 11/28/2033(a)	16,921,836
70,245,000	JPMorgan Chase & Co., 4.125%, 12/15/2026	68,437,088
28,715,000	JPMorgan Chase & Co., (fixed rate to 3/24/2030, variable rate thereafter), 4.493%, 3/24/2031	27,659,084
12,025,000	JPMorgan Chase & Co., (fixed rate to 4/22/2026, variable rate thereafter), 1.578%, 4/22/2027	11,221,831
4,230,000	JPMorgan Chase & Co., (fixed rate to 7/25/2032, variable rate thereafter), 4.912%, 7/25/2033	4,108,332
25,937,000	Mitsubishi UFJ Financial Group, Inc., 3.850%, 3/01/2026	25,283,170
21,470,000	Morgan Stanley, (fixed rate to 1/19/2033, variable rate thereafter), 5.948%, 1/19/2038	21,344,918
21,570,000	Morgan Stanley, (fixed rate to 10/18/2032, variable rate thereafter), 6.342%, 10/18/2033	22,896,331
36,610,000	Morgan Stanley, (fixed rate to 2/01/2028, variable rate thereafter), 5.123%, 2/01/2029	36,465,266
8,205,000	Morgan Stanley, (fixed rate to 2/07/2034, variable rate thereafter), 5.942%, 2/07/2039	8,114,710
23,020,000	Morgan Stanley, (fixed rate to 4/19/2034, variable rate thereafter), 5.831%, 4/19/2035	23,597,226
24,855,000	Morgan Stanley, (fixed rate to 4/20/2032, variable rate thereafter), 5.297%, 4/20/2037	23,799,051
11,262,000	Morgan Stanley, (fixed rate to 4/28/2025, variable rate thereafter), 2.188%, 4/28/2026	10,937,026
41,690,000	Morgan Stanley, (fixed rate to 9/16/2031, variable rate thereafter), 2.484%, 9/16/2036	32,981,842
6,640,000	Morgan Stanley, MTN, (fixed rate to 7/21/2033, variable rate thereafter), 5.424%, 7/21/2034	6,606,554
7,340,000	NatWest Group PLC, (fixed rate to 9/30/2027, variable rate thereafter), 5.516%, 9/30/2028	7,342,508
20,295,000	Societe Generale SA, 4.250%, 4/14/2025(a)	19,944,708
Principal Amount	Description	Value (†)

	Banking — continued
$21,590,000	Societe Generale SA, (fixed rate to 1/19/2034, variable rate thereafter), 6.066%, 1/19/2035(a)	$21,373,918
11,950,000	Societe Generale SA, (fixed rate to 7/08/2030, variable rate thereafter), 3.653%, 7/08/2035(a)	10,065,061
46,970,000	Standard Chartered PLC, (fixed rate to 11/18/2030, variable rate thereafter), 3.265%, 2/18/2036(a)	39,541,104
11,923,000	Sumitomo Mitsui Financial Group, Inc., 1.474%, 7/08/2025	11,446,207
13,965,000	Sumitomo Mitsui Financial Group, Inc., 5.464%, 1/13/2026	13,963,562
3,270,000	Synchrony Bank, 5.400%, 8/22/2025	3,245,148
250,000	UBS Group AG, (fixed rate to 1/12/2028, variable rate thereafter), 3.869%, 1/12/2029(a)	235,977
8,810,000	UBS Group AG, (fixed rate to 11/15/2032, variable rate thereafter), 9.016%, 11/15/2033(a)	10,618,315
20,095,000	UBS Group AG, (fixed rate to 2/08/2034, variable rate thereafter), 5.699%, 2/08/2035(a)	20,074,507
12,730,000	UBS Group AG, (fixed rate to 7/15/2025, variable rate thereafter), 6.373%, 7/15/2026(a)	12,791,593
11,410,000	UBS Group AG, (fixed rate to 8/11/2027, variable rate thereafter), 6.442%, 8/11/2028(a)	11,699,928
24,120,000	UBS Group AG, (fixed rate to 8/12/2032, variable rate thereafter), 6.537%, 8/12/2033(a)	25,321,900
18,980,000	UBS Group AG, (fixed rate to 9/13/2029, variable rate thereafter), 5.617%, 9/13/2030(a)	19,060,868
5,578,000	UniCredit SpA, (fixed rate to 6/03/2026, variable rate thereafter), 1.982%, 6/03/2027(a)	5,200,292
4,125,000	UniCredit SpA, (fixed rate to 6/30/2030, variable rate thereafter), 5.459%, 6/30/2035(a)	3,864,196
		1,192,113,644
	Brokerage — 0.7%
32,990,000	Blue Owl Finance LLC, 6.250%, 4/18/2034(a)	33,077,096
6,810,000	Jefferies Financial Group, Inc., 5.875%, 7/21/2028	6,878,388
15,760,000	Jefferies Financial Group, Inc., 6.200%, 4/14/2034	15,962,033
19,498,000	Jefferies Financial Group, Inc., 6.250%, 1/15/2036	19,689,221
8,760,000	Jefferies Financial Group, Inc., 6.450%, 6/08/2027	8,968,064
		84,574,802
	Building Materials — 1.3%
68,715,000	Cemex SAB de CV, 3.875%, 7/11/2031(a)	60,583,315
13,050,000	Cemex SAB de CV, 3.875%, 7/11/2031	11,505,672
16,180,000	Cemex SAB de CV, 5.200%, 9/17/2030(a)	15,627,231
11,565,000	Cemex SAB de CV, 5.450%, 11/19/2029(a)	11,363,184
4,345,000	Cemex SAB de CV, 5.450%, 11/19/2029	4,269,177
11,320,000	Cemex SAB de CV, (fixed rate to 6/08/2026, variable rate thereafter), 5.125%(a)(c)	10,878,470
3,285,000	Ferguson Finance PLC, 3.250%, 6/02/2030(a)	2,963,736
25,240,000	Owens Corning, 5.700%, 6/15/2034	25,472,300
23,975,000	Owens Corning, 7.000%, 12/01/2036	26,662,723
		169,325,808
	Cable Satellite — 1.5%
8,680,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.250%, 1/15/2034(a)	6,588,620
18,915,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.500%, 5/01/2032	15,234,546
See accompanying notes to financial statements.
| 16

Portfolio of Investments – as of June 30, 2024 (Unaudited)
Loomis Sayles Investment Grade Bond Fund (continued)
Principal Amount	Description	Value (†)

	Cable Satellite — continued
$6,970,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 2.300%, 2/01/2032	$5,375,363
24,760,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 3.950%, 6/30/2062	14,668,885
1,790,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 4.400%, 4/01/2033	1,577,962
12,605,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 4.400%, 12/01/2061	8,221,919
28,090,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 4.800%, 3/01/2050	20,606,484
46,005,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 6.550%, 6/01/2034	46,020,299
19,240,000	CSC Holdings LLC, 3.375%, 2/15/2031(a)	12,007,488
4,204,000	CSC Holdings LLC, 4.125%, 12/01/2030(a)	2,717,234
2,275,000	CSC Holdings LLC, 4.500%, 11/15/2031(a)	1,467,877
38,005,000	CSC Holdings LLC, 4.625%, 12/01/2030(a)	13,841,501
910,000	CSC Holdings LLC, 5.000%, 11/15/2031(a)	329,884
1,035,000	CSC Holdings LLC, 5.750%, 1/15/2030(a)	390,658
1,534,000	CSC Holdings LLC, 6.500%, 2/01/2029(a)	1,119,639
3,270,000	DISH DBS Corp., 5.125%, 6/01/2029	1,294,954
9,616,000	DISH DBS Corp., 5.250%, 12/01/2026(a)	7,585,026
6,160,000	DISH DBS Corp., 5.750%, 12/01/2028(a)	4,270,811
17,891,000	Time Warner Cable LLC, 4.500%, 9/15/2042	13,094,430
15,815,000	Time Warner Cable LLC, 5.500%, 9/01/2041	13,170,498
		189,584,078
	Chemicals — 0.7%
9,180,000	Braskem Netherlands Finance BV, 4.500%, 1/31/2030(a)	7,762,322
6,060,000	Braskem Netherlands Finance BV, 5.875%, 1/31/2050(a)	4,477,092
3,619,000	Celanese U.S. Holdings LLC, 6.330%, 7/15/2029	3,722,117
1,645,000	Celanese U.S. Holdings LLC, 6.379%, 7/15/2032	1,690,374
8,600,000	Celanese U.S. Holdings LLC, 6.550%, 11/15/2030	8,986,941
31,921,000	Celanese U.S. Holdings LLC, 6.700%, 11/15/2033	33,544,170
27,205,000	CF Industries, Inc., 4.500%, 12/01/2026(a)	26,557,202
3,740,000	FMC Corp., 3.450%, 10/01/2029	3,363,081
		90,103,299
	Collateralized Mortgage Obligations — 0.4%
40,454,278	Federal Home Loan Mortgage Corp., Series 406, Class F4, 30 day USD SOFR Average + 0.900%, 6.235%, 10/25/2053(b)	40,219,185
7,268,224	Verus Securitization Trust, Series 2021-5, Class A1, 1.013%, 9/25/2066(a)(b)	6,043,936
		46,263,121
	Construction Machinery — 0.5%
2,470,000	Ashtead Capital, Inc., 5.500%, 8/11/2032(a)	2,409,728
5,305,000	Ashtead Capital, Inc., 5.550%, 5/30/2033(a)	5,168,999
10,740,000	Ashtead Capital, Inc., 5.800%, 4/15/2034(a)	10,658,353
5,270,000	Ashtead Capital, Inc., 5.950%, 10/15/2033(a)	5,279,949
Principal Amount	Description	Value (†)

	Construction Machinery — continued
$8,900,000	John Deere Capital Corp., MTN, 1.250%, 1/10/2025	$8,704,392
27,620,000	United Rentals North America, Inc., 6.125%, 3/15/2034(a)	27,519,262
		59,740,683
	Consumer Cyclical Services — 0.9%
26,845,000	Expedia Group, Inc., 2.950%, 3/15/2031	23,208,597
34,931,000	Expedia Group, Inc., 3.250%, 2/15/2030	31,486,164
34,100,000	Uber Technologies, Inc., 4.500%, 8/15/2029(a)	32,490,129
8,430,000	Uber Technologies, Inc., 6.250%, 1/15/2028(a)	8,439,905
5,015,000	Uber Technologies, Inc., 7.500%, 9/15/2027(a)	5,113,389
7,805,000	Uber Technologies, Inc., 8.000%, 11/01/2026(a)	7,872,693
		108,610,877
	Consumer Products — 0.1%
7,458,000	Hasbro, Inc., 6.600%, 7/15/2028	7,650,823
	Diversified Manufacturing — 0.8%
3,809,000	Amphenol Corp., 2.200%, 9/15/2031	3,127,061
7,110,000	Amphenol Corp., 5.250%, 4/05/2034	7,087,716
4,290,000	Carrier Global Corp., 5.900%, 3/15/2034	4,477,339
25,811,000	Ingersoll Rand, Inc., 5.700%, 8/14/2033	26,386,776
2,965,000	Nordson Corp., 5.600%, 9/15/2028	3,000,480
20,385,000	Nordson Corp., 5.800%, 9/15/2033	20,913,101
33,300,000	Veralto Corp., 5.450%, 9/18/2033(a)	33,236,538
		98,229,011
	Electric — 1.3%
7,435,000	AES Corp., 2.450%, 1/15/2031	6,121,312
8,015,000	AES Corp., 3.950%, 7/15/2030(a)	7,328,377
13,410,906	Alta Wind Holdings LLC, 7.000%, 6/30/2035(a)	13,330,540
20,060,000	Duke Energy Corp., 5.450%, 6/15/2034	19,827,477
13,025,000	Enel Finance International NV, 6.000%, 10/07/2039(a)	12,830,009
9,007,000	Enel Finance International NV, 6.800%, 9/15/2037(a)	9,597,694
2,355,000	IPALCO Enterprises, Inc., 4.250%, 5/01/2030	2,185,895
30,821,000	NRG Energy, Inc., 4.450%, 6/15/2029(a)	29,102,318
19,745,000	Pacific Gas & Electric Co., 3.250%, 6/01/2031	16,976,982
7,265,000	Pacific Gas & Electric Co., 4.300%, 3/15/2045	5,584,490
4,540,000	Pacific Gas & Electric Co., 4.550%, 7/01/2030	4,302,319
2,050,000	Pacific Gas & Electric Co., 5.450%, 6/15/2027	2,051,044
9,000,000	Southern California Edison Co., 5.300%, 3/01/2028	9,015,910
20,425,000	Southern Co., 5.700%, 3/15/2034	20,765,835
		159,020,202
	Finance Companies — 3.3%
26,609,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.000%, 10/29/2028	24,181,476
50,438,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.300%, 1/30/2032	43,337,156
9,102,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.400%, 10/29/2033	7,634,659
860,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.650%, 7/21/2027	816,261
6,084,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 5.750%, 6/06/2028	6,147,454
13,515,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 6.150%, 9/30/2030	13,972,246
4,995,000	Air Lease Corp., 3.125%, 12/01/2030	4,364,459
2,235,000	Air Lease Corp., 3.250%, 10/01/2029	2,022,242
10,270,000	Air Lease Corp., 3.375%, 7/01/2025	10,035,286
See accompanying notes to financial statements.
17 |

Portfolio of Investments – as of June 30, 2024 (Unaudited)
Loomis Sayles Investment Grade Bond Fund (continued)
Principal Amount	Description	Value (†)

	Finance Companies — continued
$340,000	Air Lease Corp., 4.625%, 10/01/2028	$329,692
6,791,000	Air Lease Corp., MTN, 3.000%, 2/01/2030	6,014,478
4,660,000	Aircastle Ltd., 5.950%, 2/15/2029(a)	4,658,661
18,295,000	Aircastle Ltd., 6.500%, 7/18/2028(a)	18,637,919
10,260,000	Ares Capital Corp., 2.875%, 6/15/2028	9,088,316
14,460,000	Ares Capital Corp., 3.200%, 11/15/2031	11,924,908
7,560,000	Aviation Capital Group LLC, 1.950%, 1/30/2026(a)	7,113,792
3,670,000	Aviation Capital Group LLC, 5.375%, 7/15/2029(a)	3,627,239
7,510,000	Aviation Capital Group LLC, 5.500%, 12/15/2024(a)	7,490,281
6,475,000	Aviation Capital Group LLC, 6.250%, 4/15/2028(a)	6,604,435
14,460,000	Aviation Capital Group LLC, 6.375%, 7/15/2030(a)	14,947,481
18,470,000	Aviation Capital Group LLC, 6.750%, 10/25/2028(a)	19,248,652
27,825,000	Blackstone Secured Lending Fund, 2.125%, 2/15/2027	25,127,588
11,779,000	Blue Owl Capital Corp., 2.625%, 1/15/2027	10,762,746
32,846,000	Blue Owl Capital Corp., 2.875%, 6/11/2028	29,053,372
13,940,000	Blue Owl Technology Finance Corp., 2.500%, 1/15/2027	12,536,214
29,600,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 2.875%, 10/15/2026(a)	27,643,049
28,350,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 3.625%, 3/01/2029(a)	25,717,008
7,445,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 3.625%, 3/01/2029	6,753,549
29,285,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 3.875%, 3/01/2031(a)	25,521,377
25,002,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 4.000%, 10/15/2033(a)	21,068,910
12,180,000	SMBC Aviation Capital Finance DAC, 5.450%, 5/03/2028(a)	12,186,744
		418,567,650
	Financial Other — 0.0%
2,310,000	CIFI Holdings Group Co. Ltd., 6.000%, 7/16/2025(d)	243,335
720,000	CIFI Holdings Group Co. Ltd., 6.450%, 11/07/2024(d)	76,421
6,220,000	Country Garden Holdings Co. Ltd., 3.300%, 1/12/2031(d)	528,887
6,065,000	Shimao Group Holdings Ltd., 3.450%, 1/11/2031(d)	276,746
400,000	Shimao Group Holdings Ltd., 4.600%, 7/13/2030(d)	20,200
3,495,000	Shimao Group Holdings Ltd., 4.750%, 7/03/2022(d)	157,275
4,345,000	Shimao Group Holdings Ltd., 5.200%, 1/16/2027(d)	192,266
3,780,000	Shimao Group Holdings Ltd., 5.600%, 7/15/2026(d)	172,179
1,265,000	Shimao Group Holdings Ltd., 6.125%, 2/21/2024(d)	60,796
5,120,000	Times China Holdings Ltd., 5.750%, 1/14/2027(d)	117,504
Principal Amount	Description	Value (†)

	Financial Other — continued
$1,835,000	Times China Holdings Ltd., 6.200%, 3/22/2026(d)	$38,920
1,415,000	Times China Holdings Ltd., 6.750%, 7/08/2025(d)	29,715
		1,914,244
	Food & Beverage — 0.7%
19,005,000	Bacardi Ltd./Bacardi-Martini BV, 5.400%, 6/15/2033(a)	18,529,228
4,895,000	JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL, 3.000%, 2/02/2029	4,367,008
10,465,000	JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL, 3.000%, 5/15/2032	8,615,032
3,625,000	JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL, 3.750%, 12/01/2031	3,173,836
10,660,000	JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL, 5.500%, 1/15/2030	10,497,548
6,173,000	JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL, 5.750%, 4/01/2033	6,158,255
33,215,000	Pilgrim's Pride Corp., 3.500%, 3/01/2032	28,247,365
2,065,000	Pilgrim's Pride Corp., 4.250%, 4/15/2031	1,879,427
3,000,000	Smithfield Foods, Inc., 2.625%, 9/13/2031(a)	2,400,106
1,920,000	Smithfield Foods, Inc., 3.000%, 10/15/2030(a)	1,630,141
		85,497,946
	Gaming — 0.7%
4,880,000	GLP Capital LP/GLP Financing II, Inc., 3.250%, 1/15/2032	4,100,869
3,365,000	GLP Capital LP/GLP Financing II, Inc., 6.750%, 12/01/2033	3,535,511
39,385,000	VICI Properties LP, 5.125%, 5/15/2032	37,523,491
5,278,000	VICI Properties LP/VICI Note Co., Inc., 3.875%, 2/15/2029(a)	4,878,571
21,330,000	VICI Properties LP/VICI Note Co., Inc., 4.250%, 12/01/2026(a)	20,570,409
7,785,000	VICI Properties LP/VICI Note Co., Inc., 4.500%, 9/01/2026(a)	7,565,205
6,760,000	VICI Properties LP/VICI Note Co., Inc., 4.625%, 6/15/2025(a)	6,671,623
		84,845,679
	Government Owned - No Guarantee — 0.4%
23,729,000	Antares Holdings LP, 2.750%, 1/15/2027(a)	21,557,349
12,655,000	Antares Holdings LP, 3.750%, 7/15/2027(a)	11,581,083
21,876,000	Antares Holdings LP, 7.950%, 8/11/2028(a)	22,665,699
2,185,000	Sino-Ocean Land Treasure IV Ltd., 4.750%, 8/05/2029(d)	146,701
4,210,000	Sino-Ocean Land Treasure IV Ltd., 4.750%, 1/14/2030(d)	280,386
		56,231,218
	Health Care REITs — 0.1%
5,972,000	Welltower OP LLC, 6.500%, 3/15/2041	6,442,269
	Health Insurance — 0.7%
1,370,000	Centene Corp., 2.450%, 7/15/2028	1,216,327
10,105,000	Centene Corp., 2.500%, 3/01/2031	8,292,979
14,615,000	Centene Corp., 3.000%, 10/15/2030	12,496,832
16,405,000	Centene Corp., 3.375%, 2/15/2030	14,561,301
51,155,000	Centene Corp., 4.625%, 12/15/2029	48,383,688
4,380,000	Elevance Health, Inc., 4.100%, 5/15/2032	4,063,524
		89,014,651
	Healthcare — 1.2%
6,325,000	Alcon Finance Corp., 5.375%, 12/06/2032(a)	6,337,370
See accompanying notes to financial statements.
| 18

Portfolio of Investments – as of June 30, 2024 (Unaudited)
Loomis Sayles Investment Grade Bond Fund (continued)
Principal Amount	Description	Value (†)

	Healthcare — continued
$19,420,000	Cigna Group, 4.375%, 10/15/2028	$18,858,203
288,404	CVS Pass-Through Trust, 5.773%, 1/10/2033(a)	284,770
239,653	CVS Pass-Through Trust, 6.036%, 12/10/2028	236,993
9,209,948	CVS Pass-Through Trust, Series 2013, 4.704%, 1/10/2036(a)	8,356,830
969,004	CVS Pass-Through Trust, Series 2014, 4.163%, 8/11/2036(a)	842,729
5,280,000	HCA, Inc., 2.375%, 7/15/2031	4,335,578
2,671,000	HCA, Inc., 3.500%, 9/01/2030	2,409,340
10,120,000	HCA, Inc., 4.125%, 6/15/2029	9,582,719
16,050,000	HCA, Inc., 4.500%, 2/15/2027	15,683,386
31,710,000	HCA, Inc., 5.500%, 6/01/2033	31,450,475
15,245,000	HCA, Inc., 5.600%, 4/01/2034	15,153,079
3,750,000	Icon Investments Six DAC, Series 2021-3, 6.000%, 5/08/2034	3,830,883
16,115,000	Quest Diagnostics, Inc., 6.400%, 11/30/2033	17,249,738
12,760,000	Solventum Corp., 5.900%, 4/30/2054(a)	12,196,769
		146,808,862
	Home Construction — 0.2%
5,370,000	MDC Holdings, Inc., 3.966%, 8/06/2061	4,574,565
12,384,000	MDC Holdings, Inc., 6.000%, 1/15/2043	13,024,681
12,374,000	Meritage Homes Corp., 3.875%, 4/15/2029(a)	11,385,200
		28,984,446
	Independent Energy — 3.0%
6,782,000	Aker BP ASA, 2.000%, 7/15/2026(a)	6,309,777
7,360,000	Aker BP ASA, 3.100%, 7/15/2031(a)	6,261,428
9,925,000	Aker BP ASA, 3.750%, 1/15/2030(a)	9,089,539
64,141,000	Aker BP ASA, 4.000%, 1/15/2031(a)	58,216,361
11,000,000	Aker BP ASA, 6.000%, 6/13/2033(a)	11,113,104
55,543,000	Continental Resources, Inc., 2.875%, 4/01/2032(a)	44,852,466
4,049,000	Continental Resources, Inc., 4.375%, 1/15/2028	3,892,705
90,040,000	Continental Resources, Inc., 5.750%, 1/15/2031(a)	88,534,035
12,935,000	Energean Israel Finance Ltd., 5.375%, 3/30/2028	11,460,410
15,340,000	Energean Israel Finance Ltd., 5.875%, 3/30/2031	12,999,116
9,675,000	EQT Corp., 3.625%, 5/15/2031(a)	8,535,207
1,970,000	EQT Corp., 5.000%, 1/15/2029	1,932,730
16,975,000	EQT Corp., 5.700%, 4/01/2028	17,140,251
14,690,000	Hess Corp., 4.300%, 4/01/2027	14,323,288
11,170,000	Leviathan Bond Ltd., 6.125%, 6/30/2025	10,802,172
940,000	Occidental Petroleum Corp., 5.550%, 3/15/2026	938,220
11,157,000	Occidental Petroleum Corp., 6.125%, 1/01/2031	11,419,524
5,933,000	Occidental Petroleum Corp., 6.625%, 9/01/2030	6,222,062
5,515,000	Occidental Petroleum Corp., 7.500%, 5/01/2031	6,084,319
11,260,000	Ovintiv, Inc., 6.500%, 8/15/2034	11,777,153
1,110,000	Ovintiv, Inc., 7.375%, 11/01/2031	1,209,267
6,015,000	Southwestern Energy Co., 4.750%, 2/01/2032	5,533,348
5,600,000	Var Energi ASA, 7.500%, 1/15/2028(a)	5,889,010
13,015,000	Var Energi ASA, 8.000%, 11/15/2032(a)	14,569,707
2,000,000	Viper Energy, Inc., 5.375%, 11/01/2027(a)	1,962,356
6,975,000	Viper Energy, Inc., 7.375%, 11/01/2031(a)	7,223,924
		378,291,479
Principal Amount	Description	Value (†)

	Industrial Other — 0.2%
$22,510,000	Jacobs Engineering Group, Inc., 6.350%, 8/18/2028	$23,219,846
	Leisure — 0.7%
8,000,000	Carnival Corp., 4.000%, 8/01/2028(a)	7,512,941
11,905,000	Carnival Corp., 5.750%, 3/01/2027(a)	11,761,222
3,075,000	Carnival Corp., 7.000%, 8/15/2029(a)	3,187,508
10,505,000	NCL Corp. Ltd., 5.875%, 3/15/2026(a)	10,385,485
17,900,000	NCL Corp. Ltd., 5.875%, 2/15/2027(a)	17,669,627
18,615,000	NCL Corp. Ltd., 8.125%, 1/15/2029(a)	19,503,912
11,000,000	Royal Caribbean Cruises Ltd., 5.500%, 4/01/2028(a)	10,859,681
10,265,000	Royal Caribbean Cruises Ltd., 6.250%, 3/15/2032(a)	10,351,236
		91,231,612
	Life Insurance — 1.1%
11,800,000	Athene Global Funding, 1.608%, 6/29/2026(a)	10,925,225
18,770,000	Athene Global Funding, 1.716%, 1/07/2025(a)	18,367,281
21,550,000	Athene Global Funding, 2.550%, 11/19/2030(a)	17,991,698
7,385,000	Athene Holding Ltd., 3.500%, 1/15/2031	6,536,466
8,255,000	CNO Financial Group, Inc., 5.250%, 5/30/2029	8,003,057
6,183,000	Fidelity & Guaranty Life Holdings, Inc., 5.500%, 5/01/2025(a)	6,146,376
9,063,000	Mutual of Omaha Insurance Co., 6.800%, 6/15/2036(a)	9,517,587
26,914,000	National Life Insurance Co., 10.500%, 9/15/2039(a)	33,671,029
6,440,000	NLV Financial Corp., 7.500%, 8/15/2033(a)	6,841,276
2,872,000	Penn Mutual Life Insurance Co., 6.650%, 6/15/2034(a)	2,978,339
14,489,000	Penn Mutual Life Insurance Co., 7.625%, 6/15/2040(a)	16,156,580
		137,134,914
	Local Authorities — 0.1%
14,455,000	Province of Quebec, 0.600%, 7/23/2025	13,773,919
	Lodging — 0.4%
5,810,000	Choice Hotels International, Inc., 5.850%, 8/01/2034	5,726,384
11,480,000	Marriott International, Inc., 5.300%, 5/15/2034	11,271,442
5,595,000	Marriott International, Inc., Series HH, 2.850%, 4/15/2031	4,791,813
10,685,000	Marriott Ownership Resorts, Inc., 4.500%, 6/15/2029(a)	9,817,973
3,215,000	Travel & Leisure Co., 4.500%, 12/01/2029(a)	2,962,008
14,787,000	Travel & Leisure Co., 4.625%, 3/01/2030(a)	13,456,991
1,795,000	Travel & Leisure Co., 6.000%, 4/01/2027	1,791,204
235,000	Travel & Leisure Co., 6.625%, 7/31/2026(a)	236,775
		50,054,590
	Media Entertainment — 0.8%
5,195,000	Electronic Arts, Inc., 1.850%, 2/15/2031	4,244,997
27,080,000	Meta Platforms, Inc., 4.950%, 5/15/2033	27,215,616
3,105,000	Netflix, Inc., 4.875%, 4/15/2028	3,089,157
27,310,000	Netflix, Inc., 4.875%, 6/15/2030(a)	26,880,564
15,315,000	Netflix, Inc., 5.375%, 11/15/2029(a)	15,464,525
11,295,000	Netflix, Inc., 5.875%, 11/15/2028	11,637,448
16,970,000	Netflix, Inc., 6.375%, 5/15/2029	17,876,568
		106,408,875
	Metals & Mining — 2.7%
550,000	Anglo American Capital PLC, 2.625%, 9/10/2030(a)	469,262
See accompanying notes to financial statements.
19 |

Portfolio of Investments – as of June 30, 2024 (Unaudited)
Loomis Sayles Investment Grade Bond Fund (continued)
Principal Amount	Description	Value (†)

	Metals & Mining — continued
$8,914,000	Anglo American Capital PLC, 4.500%, 3/15/2028(a)	$8,641,038
4,155,000	Anglo American Capital PLC, 5.500%, 5/02/2033(a)	4,067,452
11,405,000	ArcelorMittal SA, 6.750%, 3/01/2041	11,633,082
26,520,000	ArcelorMittal SA, 6.800%, 11/29/2032	27,937,851
13,145,000	First Quantum Minerals Ltd., 6.875%, 10/15/2027(a)	12,842,090
16,934,000	First Quantum Minerals Ltd., 9.375%, 3/01/2029(a)	17,693,920
4,740,000	Freeport-McMoRan, Inc., 4.250%, 3/01/2030	4,475,749
2,080,000	Freeport-McMoRan, Inc., 4.625%, 8/01/2030	2,000,984
5,155,000	Glencore Funding LLC, 2.500%, 9/01/2030(a)	4,360,202
7,820,000	Glencore Funding LLC, 2.625%, 9/23/2031(a)	6,416,434
6,704,000	Glencore Funding LLC, 2.850%, 4/27/2031(a)	5,645,366
5,443,000	Glencore Funding LLC, 3.875%, 10/27/2027(a)	5,185,328
39,092,000	Glencore Funding LLC, 4.000%, 3/27/2027(a)	37,683,169
20,925,000	Glencore Funding LLC, 5.700%, 5/08/2033(a)	20,846,338
25,345,000	Glencore Funding LLC, 6.125%, 10/06/2028(a)	25,944,115
30,235,000	Glencore Funding LLC, 6.375%, 10/06/2030(a)	31,514,202
89,221,000	Glencore Funding LLC, 6.500%, 10/06/2033(a)	92,939,742
1,855,000	Reliance, Inc., 2.150%, 8/15/2030	1,551,796
19,952,000	Steel Dynamics, Inc., 5.375%, 8/15/2034	19,610,556
		341,458,676
	Midstream — 3.7%
8,432,000	Cheniere Energy Partners LP, 3.250%, 1/31/2032	7,196,922
33,645,000	Cheniere Energy Partners LP, 4.000%, 3/01/2031	30,596,803
3,122,000	Cheniere Energy Partners LP, 4.500%, 10/01/2029	2,974,149
15,530,000	Cheniere Energy Partners LP, 5.950%, 6/30/2033	15,746,550
13,555,000	DCP Midstream Operating LP, 3.250%, 2/15/2032	11,611,110
3,045,000	DCP Midstream Operating LP, 5.125%, 5/15/2029	3,030,235
650,000	DCP Midstream Operating LP, 6.450%, 11/03/2036(a)	684,076
7,000,000	Energy Transfer LP, 4.950%, 6/15/2028	6,907,515
6,405,000	Energy Transfer LP, 5.250%, 4/15/2029	6,379,649
5,160,000	Energy Transfer LP, 5.550%, 5/15/2034	5,106,756
125,000	Energy Transfer LP, 5.600%, 9/01/2034	124,172
47,780,000	Energy Transfer LP, 5.750%, 2/15/2033	48,272,086
51,565,000	Energy Transfer LP, 6.550%, 12/01/2033	54,647,401
12,955,000	EnLink Midstream LLC, 6.500%, 9/01/2030(a)	13,249,078
4,080,000	Enterprise Products Operating LLC, 5.350%, 1/31/2033	4,114,250
1,435,000	Gray Oak Pipeline LLC, 3.450%, 10/15/2027(a)	1,349,989
14,040,000	MPLX LP, 4.250%, 12/01/2027	13,585,407
4,355,000	MPLX LP, 5.000%, 3/01/2033	4,160,713
85,000	NGPL PipeCo LLC, 7.768%, 12/15/2037(a)	98,092
10,657,000	Plains All American Pipeline LP/PAA Finance Corp., 3.550%, 12/15/2029	9,730,998
18,993,000	Plains All American Pipeline LP/PAA Finance Corp., 3.800%, 9/15/2030	17,349,198
1,385,000	Plains All American Pipeline LP/PAA Finance Corp., 4.300%, 1/31/2043	1,092,544
12,445,000	Sabine Pass Liquefaction LLC, 4.500%, 5/15/2030	11,938,878
810,000	Targa Resources Corp., 5.200%, 7/01/2027	808,439
Principal Amount	Description	Value (†)

	Midstream — continued
$43,560,000	Targa Resources Corp., 6.125%, 3/15/2033	$44,735,503
24,520,000	Targa Resources Corp., 6.500%, 3/30/2034	25,964,998
10,710,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 4.000%, 1/15/2032	9,619,722
1,955,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 4.875%, 2/01/2031	1,865,565
5,205,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 5.500%, 3/01/2030	5,173,038
7,095,000	Venture Global Calcasieu Pass LLC, 3.875%, 11/01/2033(a)	6,045,696
15,365,000	Venture Global Calcasieu Pass LLC, 4.125%, 8/15/2031(a)	13,788,024
3,175,000	Venture Global Calcasieu Pass LLC, 6.250%, 1/15/2030(a)	3,222,295
2,170,000	Western Midstream Operating LP, 4.050%, 2/01/2030	2,018,204
2,870,000	Western Midstream Operating LP, 5.250%, 2/01/2050	2,515,548
5,070,000	Western Midstream Operating LP, 5.300%, 3/01/2048	4,377,528
5,140,000	Western Midstream Operating LP, 5.450%, 4/01/2044	4,631,845
710,000	Western Midstream Operating LP, 5.500%, 8/15/2048	617,141
15,915,000	Western Midstream Operating LP, 6.150%, 4/01/2033	16,314,562
11,620,000	Western Midstream Operating LP, 6.350%, 1/15/2029	11,984,833
4,385,000	Williams Cos., Inc., 4.650%, 8/15/2032	4,165,057
47,080,000	Williams Cos., Inc., 5.150%, 3/15/2034	45,932,512
		473,727,081
	Mortgage Related — 0.0%
397	Federal National Mortgage Association, 6.000%, 7/01/2029	405
	Natural Gas — 0.0%
5,225,000	Southern Co. Gas Capital Corp., 5.750%, 9/15/2033	5,354,229
	Non-Agency Commercial Mortgage-Backed Securities — 1.2%
8,625,000	Bank, Series 2021-BN35, Class AS, 2.457%, 6/15/2064	7,015,453
410,000	BBSG Mortgage Trust, Series 2016-MRP, Class A, 3.275%, 6/05/2036(a)	305,269
670,816	BB-UBS Trust, Series 2012-TFT, Class A, 2.892%, 6/05/2030(a)	621,846
4,400,000	BPR Trust, Series 2022-SSP, Class A, 1 mo. USD SOFR + 3.000%, 8.329%, 5/15/2039(a)(b)	4,431,976
8,370,000	BPR Trust, Series 2022-STAR, Class A, 1 mo. USD SOFR + 3.232%, 8.561%, 8/15/2039(a)(b)	8,377,374
4,470,000	BX Trust, Series 2024-VLT4, Class A, 1 mo. USD SOFR + 1.491%, 6.811%, 7/15/2029(a)(b)	4,464,538
570,407	Commercial Mortgage Pass-Through Certificates, Series 2012-LTRT, Class A2, 3.400%, 10/05/2030(a)	548,764
366,569	Commercial Mortgage Trust, Series 2012-LC4, Class B, 4.934%, 12/10/2044(b)	340,907
2,010,000	Commercial Mortgage Trust, Series 2012-LC4, Class C, 5.468%, 12/10/2044(b)	1,776,835
See accompanying notes to financial statements.
| 20

Portfolio of Investments – as of June 30, 2024 (Unaudited)
Loomis Sayles Investment Grade Bond Fund (continued)
Principal Amount	Description	Value (†)

	Non-Agency Commercial Mortgage-Backed Securities — continued
$2,470,000	Credit Suisse Mortgage Trust, Series 2014-USA, Class A2, 3.953%, 9/15/2037(a)	$2,196,433
370,000	Credit Suisse Mortgage Trust, Series 2014-USA, Class B, 4.185%, 9/15/2037(a)	310,150
510,000	Credit Suisse Mortgage Trust, Series 2014-USA, Class C, 4.336%, 9/15/2037(a)	403,082
12,790,000	Credit Suisse Mortgage Trust, Series 2014-USA, Class D, 4.373%, 9/15/2037(a)	9,721,830
5,095,000	DBUBS Mortgage Trust, Series 2017-BRBK, Class D, 3.648%, 10/10/2034(a)(b)	4,432,512
9,295,000	DC Commercial Mortgage Trust, Series 2023-DC, Class B, 6.804%, 9/12/2040(a)	9,431,386
6,214,761	Extended Stay America Trust, Series 2021-ESH, Class B, 1 mo. USD SOFR + 1.494%, 6.824%, 7/15/2038(a)(b)	6,189,606
4,879,395	Extended Stay America Trust, Series 2021-ESH, Class C, 1 mo. USD SOFR + 1.814%, 7.144%, 7/15/2038(a)(b)	4,867,239
15,919,084	Extended Stay America Trust, Series 2021-ESH, Class D, 1 mo. USD SOFR + 2.364%, 7.694%, 7/15/2038(a)(b)	15,909,157
8,184,293	GS Mortgage Securities Corp. Trust, Series 2012-BWTR, Class A, 2.954%, 11/05/2034(a)	6,378,560
4,375,000	GS Mortgage Securities Corp. Trust, Series 2013-PEMB, Class A, 3.668%, 3/05/2033(a)(b)	3,741,198
9,406,000	GS Mortgage Securities Corp. Trust, Series 2013-PEMB, Class D, 3.668%, 3/05/2033(a)(b)	4,997,752
967,779	Hudsons Bay Simon JV Trust, Series 2015-HB7, Class A7, 3.914%, 8/05/2034(a)	954,193
3,625,760	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2012-LC9, Class C, 3.686%, 12/15/2047(a)(b)	3,339,292
340,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2012-LC9, Class D, 3.686%, 12/15/2047(a)(b)	294,214
3,031,000	JPMBB Commercial Mortgage Securities Trust, Series 2015-C32, Class A5, 3.598%, 11/15/2048	2,917,470
9,434,721	Med Trust, Series 2021-MDLN, Class B, 1 mo. USD SOFR + 1.564%, 6.894%, 11/15/2038(a)(b)	9,419,985
7,957,809	Med Trust, Series 2021-MDLN, Class C, 1 mo. USD SOFR + 1.914%, 7.244%, 11/15/2038(a)(b)	7,955,307
5,720,546	Med Trust, Series 2021-MDLN, Class D, 1 mo. USD SOFR + 2.114%, 7.444%, 11/15/2038(a)(b)	5,716,970
1,248,741	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C12, Class C, 4.965%, 10/15/2046(b)	1,146,333
3,456,000	Morgan Stanley Capital I Trust, Series 2011-C2, Class E, 5.385%, 6/15/2044(a)(b)	2,729,345
824,868	MSBAM Commercial Mortgage Securities Trust, Series 2012-CKSV, Class A2, 3.277%, 10/15/2030(a)	750,630
Principal Amount	Description	Value (†)

	Non-Agency Commercial Mortgage-Backed Securities — continued
$7,345,000	SCOTT Trust, Series 2023-SFS, Class A, 5.910%, 3/10/2040(a)	$7,380,836
3,440,165	Wells Fargo Commercial Mortgage Trust, Series 2013-LC12, Class B, 4.083%, 7/15/2046(b)	3,158,041
4,030,000	Wells Fargo Commercial Mortgage Trust, Series 2016-C36, Class AS, 3.419%, 11/15/2059	3,752,855
535,000	WFRBS Commercial Mortgage Trust, Series 2011-C3, Class D, 6.050%, 3/15/2044(a)(b)	204,370
921,891	WFRBS Commercial Mortgage Trust, Series 2012-C10, Class B, 3.744%, 12/15/2045	873,057
4,615,000	WFRBS Commercial Mortgage Trust, Series 2014-C20, Class B, 4.378%, 5/15/2047	4,027,488
1,290,000	WFRBS Commercial Mortgage Trust, Series 2014-C24, Class B, 4.204%, 11/15/2047(b)	1,205,204
		152,287,457
	Office REITs — 0.0%
2,085,000	COPT Defense Properties LP, 2.750%, 4/15/2031	1,723,856
	Other REITs — 0.1%
6,150,000	Extra Space Storage LP, 2.350%, 3/15/2032	4,899,028
12,900,000	Extra Space Storage LP, 5.900%, 1/15/2031	13,173,877
		18,072,905
	Paper — 0.2%
10,460,000	Suzano Austria GmbH, 3.750%, 1/15/2031	9,113,616
16,595,000	Weyerhaeuser Co., 4.000%, 4/15/2030	15,488,844
2,515,000	WRKCo, Inc., 4.000%, 3/15/2028	2,408,270
		27,010,730
	Pharmaceuticals — 1.5%
4,130,000	Amgen, Inc., 5.250%, 3/02/2033	4,117,964
2,935,000	Bausch Health Cos., Inc., 4.875%, 6/01/2028(a)	2,196,437
17,300,000	Pfizer Investment Enterprises Pte. Ltd., 4.750%, 5/19/2033	16,855,727
32,845,000	Roche Holdings, Inc., 4.985%, 3/08/2034(a)	32,570,531
43,200,000	Teva Pharmaceutical Finance Co. LLC, 6.150%, 2/01/2036	42,398,666
23,155,000	Teva Pharmaceutical Finance Netherlands III BV, 3.150%, 10/01/2026	21,731,833
54,516,000	Teva Pharmaceutical Finance Netherlands III BV, 4.100%, 10/01/2046	38,076,945
6,835,000	Teva Pharmaceutical Finance Netherlands III BV, 4.750%, 5/09/2027	6,586,602
3,140,000	Teva Pharmaceutical Finance Netherlands III BV, 5.125%, 5/09/2029	3,020,581
4,495,000	Teva Pharmaceutical Finance Netherlands III BV, 6.750%, 3/01/2028	4,601,554
13,080,000	Teva Pharmaceutical Finance Netherlands III BV, 7.875%, 9/15/2029	14,048,783
4,885,000	Teva Pharmaceutical Finance Netherlands III BV, 8.125%, 9/15/2031	5,431,428
		191,637,051
	Property & Casualty Insurance — 0.4%
6,095,000	Arthur J Gallagher & Co., 5.450%, 7/15/2034	6,045,114
4,720,000	CNA Financial Corp., 5.125%, 2/15/2034	4,569,681
See accompanying notes to financial statements.
21 |

Portfolio of Investments – as of June 30, 2024 (Unaudited)
Loomis Sayles Investment Grade Bond Fund (continued)
Principal Amount	Description	Value (†)

	Property & Casualty Insurance — continued
$26,635,000	Fidelity National Financial, Inc., 3.400%, 6/15/2030	$23,622,928
16,415,000	Stewart Information Services Corp., 3.600%, 11/15/2031	13,570,651
		47,808,374
	Restaurants — 0.2%
14,805,000	1011778 BC ULC/New Red Finance, Inc., 4.000%, 10/15/2030(a)	13,032,843
1,430,000	KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, 4.750%, 6/01/2027(a)	1,394,099
4,800,000	Starbucks Corp., 3.000%, 2/14/2032	4,160,584
7,056,000	Yum! Brands, Inc., 4.750%, 1/15/2030(a)	6,720,565
		25,308,091
	Retail REITs — 0.1%
1,600,000	Brixmor Operating Partnership LP, 2.250%, 4/01/2028	1,427,568
2,280,000	Brixmor Operating Partnership LP, 4.050%, 7/01/2030	2,115,892
8,420,000	Brixmor Operating Partnership LP, 5.750%, 2/15/2035	8,398,904
6,815,000	Simon Property Group LP, 2.650%, 7/15/2030	5,936,326
		17,878,690
	Retailers — 0.5%
4,890,000	AutoNation, Inc., 3.850%, 3/01/2032	4,343,010
1,960,000	AutoNation, Inc., 4.750%, 6/01/2030	1,873,128
14,585,000	AutoZone, Inc., 4.000%, 4/15/2030	13,714,517
5,620,000	Dollar General Corp., 3.500%, 4/03/2030	5,133,351
5,070,000	Dollar Tree, Inc., 2.650%, 12/01/2031	4,211,840
9,550,000	Home Depot, Inc., 4.950%, 6/25/2034	9,450,455
15,815,000	Lithia Motors, Inc., 3.875%, 6/01/2029(a)	14,221,164
8,064,000	Marks & Spencer PLC, 7.125%, 12/01/2037(a)	8,568,565
3,145,000	Tapestry, Inc., Series ., 3.050%, 3/15/2032	2,536,140
		64,052,170
	Sovereigns — 2.9%
24,900,000	Chile Government International Bonds, 3.500%, 1/31/2034	21,572,233
18,380,000	Chile Government International Bonds, 3.500%, 1/25/2050	13,194,005
15,960,000	Colombia Government International Bonds, 7.500%, 2/02/2034	15,965,406
38,390,000	Colombia Government International Bonds, 8.000%, 11/14/2035	39,467,324
21,760,000	Dominican Republic International Bonds, 4.875%, 9/23/2032	19,467,157
12,850,000	Paraguay Government International Bonds, 6.000%, 2/09/2036(a)	12,844,475
17,125,000	Philippines Government International Bonds, 2.650%, 12/10/2045	11,229,205
21,935,000	Philippines Government International Bonds, 2.950%, 5/05/2045	15,189,988
19,675,000	Qatar Government International Bonds, 5.103%, 4/23/2048	19,158,531
12,155,000	Republic of Poland Government International Bonds, 5.500%, 4/04/2053	11,914,392
58,315,000	Republic of Poland Government International Bonds, 5.500%, 3/18/2054	56,450,086
10,115,000	Republic of South Africa Government International Bonds, 4.850%, 9/30/2029	9,258,057
27,595,000	Republic of South Africa Government International Bonds, 5.875%, 4/20/2032	25,571,735
Principal Amount	Description	Value (†)

	Sovereigns — continued
$1,785,000	Republic of Uzbekistan International Bonds, 3.700%, 11/25/2030	$1,465,962
5,815,000	Republic of Uzbekistan International Bonds, 3.900%, 10/19/2031	4,722,141
510,000	Republic of Uzbekistan International Bonds, 5.375%, 2/20/2029	475,514
40,345,000	Republic of Uzbekistan International Bonds, 6.900%, 2/28/2032(a)	39,110,846
17,108,000	Romania Government International Bonds, 6.375%, 1/30/2034(a)	17,157,784
8,398,000	Romania Government International Bonds, 7.125%, 1/17/2033	8,843,245
20,995,000	Serbia International Bonds, 6.000%, 6/12/2034(a)	20,644,593
		363,702,679
	Supermarkets — 0.0%
325,000	Koninklijke Ahold Delhaize NV, 5.700%, 10/01/2040	325,252
	Technology — 8.0%
5,095,000	Arrow Electronics, Inc., 2.950%, 2/15/2032	4,262,712
15,000,000	Arrow Electronics, Inc., 5.875%, 4/10/2034	14,848,179
21,490,000	Atlassian Corp., 5.250%, 5/15/2029	21,490,941
36,891,000	Atlassian Corp., 5.500%, 5/15/2034	36,553,313
4,625,000	Broadcom, Inc., 2.450%, 2/15/2031(a)	3,894,762
4,210,000	Broadcom, Inc., 2.600%, 2/15/2033(a)	3,411,808
11,996,000	Broadcom, Inc., 3.137%, 11/15/2035(a)	9,606,248
49,825,000	Broadcom, Inc., 3.187%, 11/15/2036(a)	39,429,776
7,555,000	Broadcom, Inc., 3.419%, 4/15/2033(a)	6,513,533
6,925,000	Broadcom, Inc., 3.469%, 4/15/2034(a)	5,903,520
8,265,000	Broadcom, Inc., 4.150%, 11/15/2030	7,805,853
3,685,000	Broadcom, Inc., 4.150%, 4/15/2032(a)	3,399,896
40,885,000	Broadcom, Inc., 4.300%, 11/15/2032	38,213,969
2,755,000	CDW LLC/CDW Finance Corp., 2.670%, 12/01/2026	2,573,586
8,890,000	CDW LLC/CDW Finance Corp., 3.250%, 2/15/2029	8,030,969
20,942,000	CDW LLC/CDW Finance Corp., 3.276%, 12/01/2028	19,071,670
37,630,000	CDW LLC/CDW Finance Corp., 3.569%, 12/01/2031	32,866,475
10,970,000	CDW LLC/CDW Finance Corp., 4.250%, 4/01/2028	10,471,648
1,325,000	CommScope Technologies LLC, 5.000%, 3/15/2027(a)	547,079
3,565,000	CommScope, Inc., 4.750%, 9/01/2029(a)	2,471,258
3,900,000	CommScope, Inc., 6.000%, 3/01/2026(a)	3,422,445
5,825,000	CommScope, Inc., 7.125%, 7/01/2028(a)	2,392,380
4,210,000	Dell International LLC/EMC Corp., 5.750%, 2/01/2033	4,328,347
41,995,000	Entegris, Inc., 4.750%, 4/15/2029(a)	40,179,027
52,560,000	Equinix, Inc., 2.150%, 7/15/2030	44,067,661
17,195,000	Equinix, Inc., 3.200%, 11/18/2029	15,492,962
34,695,000	Fiserv, Inc., 5.625%, 8/21/2033	34,987,406
5,730,000	Flex Ltd., 6.000%, 1/15/2028	5,805,829
8,249,000	Gartner, Inc., 3.625%, 6/15/2029(a)	7,554,191
9,873,000	Global Payments, Inc., 2.900%, 5/15/2030	8,595,001
35,914,000	Global Payments, Inc., 2.900%, 11/15/2031	30,071,571
3,705,000	Global Payments, Inc., 5.300%, 8/15/2029	3,679,291
34,120,000	Global Payments, Inc., 5.400%, 8/15/2032	33,431,004
5,320,000	Jabil, Inc., 1.700%, 4/15/2026	4,969,596
5,680,000	Jabil, Inc., 3.000%, 1/15/2031	4,831,053
See accompanying notes to financial statements.
| 22

Portfolio of Investments – as of June 30, 2024 (Unaudited)
Loomis Sayles Investment Grade Bond Fund (continued)
Principal Amount	Description	Value (†)

	Technology — continued
$16,735,000	KLA Corp., 5.650%, 11/01/2034	$17,448,819
14,147,000	Leidos, Inc., 2.300%, 2/15/2031	11,655,909
2,555,000	Leidos, Inc., 4.375%, 5/15/2030	2,415,411
28,278,000	Leidos, Inc., 5.750%, 3/15/2033	28,524,754
7,480,000	Marvell Technology, Inc., 2.450%, 4/15/2028	6,750,628
6,390,000	Marvell Technology, Inc., 2.950%, 4/15/2031	5,511,734
2,330,000	Marvell Technology, Inc., 5.950%, 9/15/2033	2,406,537
11,425,000	Microchip Technology, Inc., 0.983%, 9/01/2024	11,328,179
21,420,000	Microchip Technology, Inc., 5.050%, 3/15/2029	21,248,400
14,735,000	Micron Technology, Inc., 2.703%, 4/15/2032	12,200,585
25,479,000	Micron Technology, Inc., 4.663%, 2/15/2030	24,694,027
31,410,000	Micron Technology, Inc., 5.300%, 1/15/2031	31,339,223
10,622,000	Micron Technology, Inc., 5.327%, 2/06/2029	10,672,044
44,875,000	Micron Technology, Inc., 5.875%, 2/09/2033	45,842,303
37,860,000	Micron Technology, Inc., 5.875%, 9/15/2033	38,742,688
28,065,000	Motorola Solutions, Inc., 5.400%, 4/15/2034	27,822,652
4,135,000	Motorola Solutions, Inc., 5.600%, 6/01/2032	4,181,171
16,645,000	Open Text Corp., 6.900%, 12/01/2027(a)	17,275,080
4,780,000	Oracle Corp., 2.950%, 4/01/2030	4,251,078
45,370,000	Oracle Corp., 3.600%, 4/01/2050	31,753,296
6,765,000	Oracle Corp., 6.150%, 11/09/2029	7,075,570
10,585,000	Oracle Corp., 6.250%, 11/09/2032	11,203,278
4,402,000	S&P Global, Inc., 4.250%, 5/01/2029	4,272,694
8,685,000	S&P Global, Inc., 5.250%, 9/15/2033(a)	8,766,489
2,460,000	Sensata Technologies BV, 5.875%, 9/01/2030(a)	2,409,060
7,435,000	Sensata Technologies, Inc., 3.750%, 2/15/2031(a)	6,480,336
7,248,000	Sensata Technologies, Inc., 4.375%, 2/15/2030(a)	6,656,574
3,555,000	SK Hynix, Inc., 6.375%, 1/17/2028(a)	3,657,679
1,770,000	Skyworks Solutions, Inc., 1.800%, 6/01/2026	1,645,998
13,665,000	TD SYNNEX Corp., 1.750%, 8/09/2026	12,606,318
14,567,000	TD SYNNEX Corp., 6.100%, 4/12/2034	14,607,521
20,470,000	Trimble, Inc., 6.100%, 3/15/2033	21,196,845
9,945,000	Verisk Analytics, Inc., 5.750%, 4/01/2033	10,208,254
21,925,000	VMware LLC, 2.200%, 8/15/2031	17,815,047
5,450,000	Western Digital Corp., 2.850%, 2/01/2029	4,729,619
8,330,000	Western Digital Corp., 4.750%, 2/15/2026	8,155,411
		1,012,726,170
	Transportation Services — 0.3%
17,545,000	ERAC USA Finance LLC, 4.900%, 5/01/2033(a)	17,075,655
16,610,000	Penske Truck Leasing Co. LP/PTL Finance Corp., 6.050%, 8/01/2028(a)	17,011,729
		34,087,384
	Treasuries — 16.0%
170,890,000	U.S. Treasury Bonds, 2.250%, 2/15/2052(e)	108,862,270
163,885,000	U.S. Treasury Notes, 4.500%, 3/31/2026	163,027,164
199,245,000	U.S. Treasury Notes, 4.625%, 6/30/2025	198,279,907
1,305,145,000	U.S. Treasury Notes, 4.625%, 2/28/2026	1,300,454,635
122,555,000	U.S. Treasury Notes, 4.875%, 11/30/2025	122,416,169
125,445,000	U.S. Treasury Notes, 4.875%, 5/31/2026	125,699,810
		2,018,739,955
	Wireless — 2.3%
9,655,000	American Tower Corp., 5.450%, 2/15/2034	9,570,655
36,125,000	American Tower Corp., 5.500%, 3/15/2028	36,338,209
23,805,000	American Tower Corp., 5.900%, 11/15/2033	24,375,701
610,000	Sprint Capital Corp., 6.875%, 11/15/2028	646,662
33,985,000	Sprint Capital Corp., 8.750%, 3/15/2032	40,877,574
1,960,000	T-Mobile USA, Inc., 2.400%, 3/15/2029	1,733,242
Principal Amount	Description	Value (†)

	Wireless — continued
$8,560,000	T-Mobile USA, Inc., 2.700%, 3/15/2032	$7,161,513
15,320,000	T-Mobile USA, Inc., 3.375%, 4/15/2029	14,147,613
7,565,000	T-Mobile USA, Inc., 3.500%, 4/15/2031	6,796,518
52,295,000	T-Mobile USA, Inc., 3.875%, 4/15/2030	48,886,760
53,355,000	T-Mobile USA, Inc., 5.150%, 4/15/2034	52,440,700
44,475,000	T-Mobile USA, Inc., 5.750%, 1/15/2034	45,722,088
		288,697,235
	Wirelines — 0.0%
857,000	Level 3 Financing, Inc., 4.625%, 9/15/2027(a)	443,047
5,200,000	Verizon Communications, Inc., 2.355%, 3/15/2032	4,250,877
		4,693,924
	Total Non-Convertible Bonds (Identified Cost $11,781,256,169)	11,579,523,869

Convertible Bonds — 1.0%
	Airlines — 0.1%
12,240,000	Southwest Airlines Co., 1.250%, 5/01/2025	12,252,240
	Cable Satellite — 0.2%
35,520,000	DISH Network Corp., 3.375%, 8/15/2026	22,028,087
4,115,000	DISH Network Corp., Zero Coupon, 6.944%–9.514%, 12/15/2025(f)	3,024,948
		25,053,035
	Electric — 0.2%
20,265,000	PPL Capital Funding, Inc., 2.875%, 3/15/2028	19,383,473
	Healthcare — 0.1%
17,870,000	Teladoc Health, Inc., 1.250%, 6/01/2027	14,808,816
	Leisure — 0.1%
3,835,000	Carnival Corp., 5.750%, 12/01/2027	6,254,885
	Pharmaceuticals — 0.2%
31,865,000	BioMarin Pharmaceutical, Inc., 1.250%, 5/15/2027	30,422,088
	Retailers — 0.1%
6,820,000	Etsy, Inc., 0.125%, 9/01/2027	5,696,230
16,065,000	Etsy, Inc., 0.250%, 6/15/2028	12,634,216
		18,330,446
	Total Convertible Bonds (Identified Cost $140,599,278)	126,504,983

Municipals — 0.1%
	Virginia — 0.1%
6,830,000	Tobacco Settlement Financing Corp., 6.706%, 6/01/2046 (Identified Cost $6,582,662)	5,776,552
	Total Bonds and Notes (Identified Cost $11,928,438,109)	11,711,805,404

Collateralized Loan Obligations — 2.6%
2,588,464	522 Funding CLO Ltd., Series 2018-3A, Class AR, 3 mo. USD SOFR + 1.302%, 6.626%, 10/20/2031(a)(b)	2,589,155
1,585,000	522 Funding CLO Ltd., Series 2021-7A, Class D, 3 mo. USD SOFR + 3.162%, 8.488%, 4/23/2034(a)(b)	1,585,824
5,565,000	AGL CLO 5 Ltd., Series 2020-5A, Class BR, 3 mo. USD SOFR + 1.962%, 7.286%, 7/20/2034(a)(b)	5,573,420
See accompanying notes to financial statements.
23 |

Portfolio of Investments – as of June 30, 2024 (Unaudited)
Loomis Sayles Investment Grade Bond Fund (continued)
Principal Amount	Description	Value (†)

$2,488,917	AIMCO CLO 12 Ltd., Series 2020-12A, Class AR, 3 mo. USD SOFR + 1.170%, 6.487%, 1/17/2032(a)(b)	$2,494,533
14,785,000	Alinea CLO Ltd., Series 2018-1A, Class B, 3 mo. USD SOFR + 1.912%, 7.236%, 7/20/2031(a)(b)	14,797,612
4,650,000	Allegro CLO VIII Ltd., Series 2018-2A, Class B1, 3 mo. USD SOFR + 1.932%, 7.260%, 7/15/2031(a)(b)	4,666,177
7,655,000	Anchorage Capital CLO 9 Ltd., Series 2016-9A, Class AR2, 3 mo. USD SOFR + 1.402%, 6.730%, 7/15/2032(a)(b)	7,662,923
3,520,000	ARES Loan Funding I Ltd., Series 2021-ALFA, Class D, 3 mo. USD SOFR + 3.262%, 8.590%, 10/15/2034(a)(b)	3,530,979
1,665,000	Atrium XV, Series 15A, Class D1R, 3 mo. USD SOFR + 3.300%, 7.788%, 7/16/2037(a)(b)	1,665,000
1,651,667	Atrium XV, Series 15A, Class D, 3 mo. USD SOFR + 3.262%, 8.588%, 1/23/2031(a)(b)	1,653,176
1,150,000	Ballyrock CLO Ltd., Series 2019-2A, Class A2RR, 3 mo. USD SOFR + 2.000%, 7.319%, 2/20/2036(a)(b)	1,151,701
5,320,000	Battalion CLO VIII Ltd., Series 2015-8A, Class A2R2, 3 mo. USD SOFR + 1.812%, 7.139%, 7/18/2030(a)(b)	5,326,905
2,525,000	Canyon CLO Ltd., Series 2018-1A, Class B, 3 mo. USD SOFR + 1.962%, 7.290%, 7/15/2031(a)(b)	2,526,462
3,920,000	Canyon CLO Ltd., Series 2021-4A, Class B, 3 mo. USD SOFR + 1.962%, 7.290%, 10/15/2034(a)(b)	3,934,747
7,170,000	Carlyle U.S. CLO Ltd., Series 2021-9A, Class B, 3 mo. USD SOFR + 1.912%, 7.236%, 10/20/2034(a)(b)	7,173,628
6,500,000	CIFC Funding Ltd., Series 2014-5A, Class BR3, 3 mo. USD SOFR + 1.750%, 7.379%, 7/17/2037(a)(b)	6,500,000
6,500,000	CIFC Funding Ltd., Series 2014-5A, Class BR2, 3 mo. USD SOFR + 2.062%, 7.379%, 10/17/2031(a)(b)	6,515,444
4,415,000	CIFC Funding Ltd., Series 2021-6A, Class B, 3 mo. USD SOFR + 1.912%, 7.240%, 10/15/2034(a)(b)	4,425,852
8,720,000	Clover CLO LLC, Series 2018-1A, Class A1RR, 3 mo. USD SOFR + 1.530%, 6.854%, 4/20/2037(a)(b)	8,740,867
3,620,000	Clover CLO LLC, Series 2021-2A, Class A, 3 mo. USD SOFR + 1.432%, 6.756%, 7/20/2034(a)(b)	3,621,296
3,335,000	Dryden 53 CLO Ltd., Series 2017-53A, Class B, 3 mo. USD SOFR + 1.662%, 6.990%, 1/15/2031(a)(b)	3,338,668
5,405,000	GoldenTree Loan Management U.S. CLO 3 Ltd., Series 2018-3A, Class B1, 3 mo. USD SOFR + 1.812%, 7.136%, 4/20/2030(a)(b)	5,406,897
3,990,000	Golub Capital Partners CLO 41B-R Ltd., Series 2019-41A, Class AR, 3 mo. USD SOFR + 1.582%, 6.906%, 1/20/2034(a)(b)	3,996,623
13,735,000	Hayfin U.S. XII Ltd., Series 2018-8A, Class B, 3 mo. USD SOFR + 1.742%, 7.066%, 4/20/2031(a)(b)	13,729,715
Principal Amount	Description	Value (†)

$3,545,000	Invesco CLO Ltd., Series 2021-1A, Class D, 3 mo. USD SOFR + 3.312%, 8.640%, 4/15/2034(a)(b)	$3,520,075
13,180,000	Madison Park Funding XIV Ltd., Series 2014-14A, Class BR3, 3 mo. USD SOFR + 1.800%, 7.125%, 10/22/2030(a)(b)	13,186,419
2,420,000	Madison Park Funding XXXVII Ltd., Series 2019-37A, Class AR2, 3 mo. USD SOFR + 1.530%, 6.852%, 4/15/2037(a)(b)	2,436,328
4,445,484	Magnetite XV Ltd., Series 2015-15A, Class AR, 3 mo. USD SOFR + 1.272%, 6.595%, 7/25/2031(a)(b)	4,445,760
13,895,000	Morgan Stanley Eaton Vance CLO Ltd., Series 2022-16A, Class B, 3 mo. USD SOFR + 1.950%, 7.279%, 4/15/2035(a)(b)	13,957,762
545,455	Neuberger Berman CLO XVIII Ltd., Series 2014-18A, Class A2R2, 3 mo. USD SOFR + 1.962%, 7.286%, 10/21/2030(a)(b)	545,472
2,105,000	Neuberger Berman CLO XVI-S Ltd., Series 2017-16SA, Class DR, 3 mo. USD SOFR + 3.162%, 8.490%, 4/15/2034(a)(b)	2,098,199
4,395,000	Neuberger Berman Loan Advisers CLO 45 Ltd., Series 2021-45A, Class A, 3 mo. USD SOFR + 1.392%, 6.720%, 10/14/2035(a)(b)	4,398,503
6,205,000	OCP CLO Ltd., Series 2016-12A, Class BR2, 3 mo. USD SOFR + 1.810%, 7.137%, 4/18/2033(a)(b)	6,223,614
14,755,000	OCP CLO Ltd., Series 2020-8RA, Class A2, 3 mo. USD SOFR + 1.812%, 7.129%, 1/17/2032(a)(b)	14,761,005
7,170,000	Octagon Investment Partners 18-R Ltd., Series 2018-18A, Class A2, 3 mo. USD SOFR + 1.732%, 7.059%, 4/16/2031(a)(b)	7,179,519
2,000,000	Octagon Investment Partners 26 Ltd., Series 2016-1A, Class BR, 3 mo. USD SOFR + 1.862%, 7.190%, 7/15/2030(a)(b)	2,002,772
4,155,000	Octagon Investment Partners 46 Ltd., Series 2020-2A, Class DR, 3 mo. USD SOFR + 3.562%, 8.890%, 7/15/2036(a)(b)	4,068,547
6,559,097	Octagon Investment Partners XV Ltd., Series 2013-1A, Class A1RR, 3 mo. USD SOFR + 1.232%, 6.558%, 7/19/2030(a)(b)	6,563,393
10,050,000	OHA Credit Partners XVI, Series 2021-16A, Class A, 3 mo. USD SOFR + 1.412%, 6.739%, 10/18/2034(a)(b)	10,058,181
40,470,000	Palmer Square BDC CLO 1 Ltd., Series 1A, Class A, 3 mo. USD SOFR + 1.600%, 6.925%, 7/15/2037(a)(b)	40,462,392
1,440,000	Palmer Square CLO Ltd., Series 2015-1A, Class A2R4, 3 mo. USD SOFR + 1.962%, 7.287%, 5/21/2034(a)(b)	1,443,505
8,844,000	Palmer Square CLO Ltd., Series 2021-2A, Class A, 3 mo. USD SOFR + 1.412%, 6.740%, 7/15/2034(a)(b)	8,859,477
1,842,384	Palmer Square Loan Funding Ltd., Series 2021-3A, Class A1, 3 mo. USD SOFR + 1.062%, 6.386%, 7/20/2029(a)(b)	1,842,385
12,875,000	Post CLO Ltd., Series 2022-1A, Class B, 3 mo. USD SOFR + 1.900%, 7.225%, 4/20/2035(a)(b)	12,888,815
19,620,000	Post CLO Ltd., Series 2023-1A, Class A, 3 mo. USD SOFR + 1.950%, 7.275%, 4/20/2036(a)(b)	19,779,256
See accompanying notes to financial statements.
| 24

Portfolio of Investments – as of June 30, 2024 (Unaudited)
Loomis Sayles Investment Grade Bond Fund (continued)
Principal Amount	Description	Value (†)

$4,310,000	Rad CLO 15 Ltd., Series 2021-15A, Class B, 3 mo. USD SOFR + 1.912%, 7.236%, 1/20/2034(a)(b)	$4,312,724
1,730,000	Recette CLO Ltd., Series 2015-1A, Class BRR, 3 mo. USD SOFR + 1.662%, 6.986%, 4/20/2034(a)(b)	1,729,963
6,110,000	Regatta XV Funding Ltd., Series 2018-4A, Class A2R, 3 mo. USD SOFR + 1.550%, 6.873%, 10/25/2031(a)(b)	6,112,248
6,680,000	Rockford Tower CLO Ltd., Series 2017-1A, Class DR2A, 3 mo. USD SOFR + 3.512%, 8.836%, 4/20/2034(a)(b)	6,711,089
2,067,017	Venture XXIX CLO Ltd., Series 2017-29A, Class AR, 3 mo. USD SOFR + 1.252%, 6.574%, 9/07/2030(a)(b)	2,067,310
1,830,000	Vibrant CLO XIV Ltd., Series 2021-14A, Class C, 3 mo. USD SOFR + 4.012%, 9.336%, 10/20/2034(a)(b)	1,834,024
3,335,000	Voya CLO Ltd., Series 2013-3A, Class A2RR, 3 mo. USD SOFR + 1.961%, 7.288%, 10/18/2031(a)(b)	3,340,212
	Total Collateralized Loan Obligations (Identified Cost $325,340,878)	329,436,553

Senior Loans — 2.5%
	Building Materials — 0.1%
9,760,538	Summit Materials LLC, 2023 Incremental Term Loan B, 3 mo. USD SOFR + 2.500%, 7.799%, 1/12/2029(b)(g)	9,821,541
	Diversified Manufacturing — 0.3%
18,395,000	Resideo Funding, Inc., 2024 M&A Term Loan B, 5/21/2031(h)	18,337,607
9,765,000	Resideo Funding, Inc., 2024 M&A Term Loan B, 1 mo. USD SOFR + 2.000%, 7.339%, 5/21/2031(b)(g)	9,734,533
3,091,998	Resideo Funding, Inc., 2024 Term Loan B, 2/11/2028(h)	3,091,998
10,507,897	Resideo Funding, Inc., 2024 Term Loan B, USD SOFR + 2.000%, 7.338%, 2/11/2028(b)(g)	10,507,897
		41,672,035
	Financial Other — 0.4%
51,170,126	Trans Union LLC, 2024 Term Loan B8, 6/24/2031(h)	51,029,408
	Leisure — 0.1%
2,714,496	Carnival Corp., 2024 Term Loan B1, 1 mo. USD SOFR + 2.750%, 8.094%, 10/18/2028(b)(g)	2,717,890
2,861,738	Carnival Corp., 2024 Term Loan B2, 1 mo. USD SOFR + 2.750%, 8.094%, 8/08/2027(b)(g)	2,870,695
6,355,000	Cedar Fair LP, 2024 Term Loan B, 1 mo. USD SOFR + 2.000%, 7.329%, 5/01/2031(b)(g)	6,335,172
		11,923,757
	Lodging — 1.1%
8,947,769	Hilton Domestic Operating Co., Inc., 2023 Term Loan B4, 11/08/2030(h)	8,953,943
10,606,038	Hilton Domestic Operating Co., Inc., 2024 Term Loan B4, 11/08/2030(h)	10,613,356
1,231,833	Hilton Grand Vacations Borrower LLC, 2021 Term Loan B, 8/02/2028(h)	1,230,737
48,802,732	Hilton Grand Vacations Borrower LLC, 2024 1st Lien Term Loan B, 1/17/2031(h)	48,766,130
Principal Amount	Description	Value (†)

	Lodging — continued
$12,309,150	Hilton Grand Vacations Borrower LLC, 2024 Incremental Term Loan B, 1 mo. USD SOFR + 2.750%, 8.094%, 1/17/2031(b)(g)	$12,299,918
55,935,000	Wyndham Hotels & Resorts, Inc., 2024 Term Loan, 5/24/2030(h)	55,942,831
		137,806,915
	Paper — 0.2%
30,145,000	Asplundh Tree Expert LLC, 2024 Incremental Term Loan B, 5/23/2031(h)	30,107,319
	Technology — 0.2%
19,355,000	GTCR W Merger Sub LLC, USD Term Loan B, 3 mo. USD SOFR + 3.000%, 8.335%, 1/31/2031(b)(g)	19,352,290
	Wireless — 0.1%
10,897,687	SBA Senior Finance II LLC, 2024 Term Loan B, 1 mo. USD SOFR + 2.000%, 7.350%, 1/25/2031(b)(g)	10,904,553
	Total Senior Loans (Identified Cost $313,002,666)	312,617,818

Shares
Preferred Stocks — 0.0%

Convertible Preferred Stocks — 0.0%
	Banking — 0.0%
4,003	Bank of America Corp., Series L, 7.250%	4,788,228
43	Wells Fargo & Co., Series L, Class A, 7.500%	51,126
		4,839,354
	Total Preferred Stocks (Identified Cost $5,793,487)	4,839,354

Principal Amount
Short-Term Investments — 3.4%
$438,110,604	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/28/2024 at 3.500% to be repurchased at 438,238,386 on 7/01/2024 collateralized by $478,160,600 U.S. Treasury Note, 0.875% due 6/30/2026 valued at $445,506,927; $1,379,800 U.S. Treasury Note, 4.125% due 6/15/2026 valued at $1,365,976 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $438,110,604)	438,110,604
	Total Investments — 101.2% (Identified Cost $13,010,685,744)	12,796,809,733
	Other assets less liabilities — (1.2)%	(155,760,784)
	Net Assets — 100.0%	$12,641,048,949

(†)	See Note 2 of Notes to Financial Statements.

See accompanying notes to financial statements.
25 |

Portfolio of Investments – as of June 30, 2024 (Unaudited)
Loomis Sayles Investment Grade Bond Fund (continued)
(a)
All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration,
normally to qualified institutional buyers. At June 30, 2024, the value of Rule 144A holdings amounted to $4,857,677,992 or
38.4% of net assets.

(b)
Variable rate security. Rate as of June 30, 2024 is disclosed.
Issuers comprised of various lots with differing coupon rates have been aggregated for the purpose of presentation in the
Portfolio of Investments and show a weighted average rate.
Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. These
securities may not indicate a reference rate and/or spread in their description.

(c)	Perpetual bond with no specified maturity date.
(d)	The issuer is in default with respect to interest and/or principal payments. Income is not being accrued.
(e)	Security (or a portion thereof) has been pledged as collateral for open derivative contracts.
(f)	Interest rate represents annualized yield at time of purchase; not a coupon rate. The Fund’s investment in this security is comprised of various lots with differing annualized yields.
(g)
Stated interest rate has been determined in accordance with
the provisions of the loan agreement and is subject to a
minimum benchmark floor rate which may range from 0.00% to
0.75%, to which the spread is added.

(h)	Position is unsettled. Contract rate was not determined at June 30, 2024 and does not take effect until settlement date. Maturity date is not finalized until settlement date.

ABS	Asset-Backed Securities
MTN	Medium Term Note
REITs	Real Estate Investment Trusts
REMICS	Real Estate Mortgage Investment Conduits
SLM	Sallie Mae
SOFR	Secured Overnight Financing Rate
At June 30, 2024, open long futures contracts were as follows:
Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
CBOT 10 Year U.S. Treasury Notes Futures	9/19/2024	10,694	$1,165,885,374	$1,176,172,906	$10,287,532
CBOT U.S. Long Bond Futures	9/19/2024	22,442	2,620,570,428	2,655,169,125	34,598,697
CBOT Ultra Long Term U.S. Treasury Bond Futures	9/19/2024	4,612	570,316,812	578,085,375	7,768,563
Total					$52,654,792
At June 30, 2024, open short futures contracts were as follows:
Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
CBOT 5 Year U.S. Treasury Notes Futures	9/30/2024	5,724	$605,606,383	$610,053,187	$(4,446,804)
Ultra 10-Year U.S. Treasury Notes Futures	9/19/2024	24,193	2,717,551,739	2,746,661,531	(29,109,792)
Total					$(33,556,596)
Industry Summary at June 30, 2024 (Unaudited)
Treasuries	16.0%
Banking	9.4
Technology	8.2
ABS Other	4.6
ABS Car Loan	4.4
ABS Home Equity	4.1
Midstream	3.7
Finance Companies	3.3
Aerospace & Defense	3.0
Independent Energy	3.0
Sovereigns	2.9
Metals & Mining	2.7
Wireless	2.4
Other Investments, less than 2% each	27.5
Collateralized Loan Obligations	2.6
Short-Term Investments	3.4
Total Investments	101.2
Other assets less liabilities (including futures contracts)	(1.2)
Net Assets	100.0%
See accompanying notes to financial statements.
| 26

Portfolio of Investments – as of June 30, 2024 (Unaudited)
Loomis Sayles Strategic Alpha Fund

Principal Amount (‡)	Description	Value (†)
Bonds and Notes — 81.3% of Net Assets

Non-Convertible Bonds — 77.8%
	ABS Car Loan — 4.2%
$405,000	American Credit Acceptance Receivables Trust, Series 2023-3, Class D, 6.820%, 10/12/2029(a)	$409,938
730,000	American Credit Acceptance Receivables Trust, Series 2023-4, Class D, 7.650%, 9/12/2030(a)	756,181
1,800,000	Avis Budget Rental Car Funding AESOP LLC, Series 2020-2A, Class C, 4.250%, 2/20/2027(a)	1,744,632
940,000	Avis Budget Rental Car Funding AESOP LLC, Series 2024-3A, Class B, 5.580%, 12/20/2030(a)	931,761
105,000	Avis Budget Rental Car Funding AESOP LLC, Series 2024-3A, Class C, 6.110%, 12/20/2030(a)	104,276
875,000	Bridgecrest Lending Auto Securitization Trust, Series 2024-2, Class D, 6.300%, 2/15/2030	886,219
260,000	Carvana Auto Receivables Trust, Series 2023-N1, Class D, 6.690%, 7/10/2029(a)	261,613
120,000	Carvana Auto Receivables Trust, Series 2023-N4, Class D, 7.220%, 2/11/2030(a)	122,906
100,000	Carvana Auto Receivables Trust, Series 2024-N1, Class C, 5.800%, 5/10/2030(a)	100,431
209,000	Carvana Auto Receivables Trust, Series 2024-P1, Class D, 6.250%, 3/10/2031(a)	207,405
100,000	Credit Acceptance Auto Loan Trust, Series 2024-1A, Class C, 6.710%, 7/17/2034(a)	101,358
290,000	Credit Acceptance Auto Loan Trust, Series 2024-2A, Class C, 6.700%, 10/16/2034(a)	291,328
255,000	Drive Auto Receivables Trust, Series 2024-1, Class C, 5.430%, 11/17/2031	253,317
1,069,786	DT Auto Owner Trust, Series 2020-3A, Class D, 1.840%, 6/15/2026(a)	1,051,707
2,290,000	DT Auto Owner Trust, Series 2022-2A, Class D, 5.460%, 3/15/2028(a)	2,264,727
665,000	DT Auto Owner Trust, Series 2023-3A, Class D, 7.120%, 5/15/2029(a)	677,551
960,000	Exeter Automobile Receivables Trust, Series 2023-5A, Class D, 7.130%, 2/15/2030	988,321
105,000	Flagship Credit Auto Trust, Series 2023-3, Class D, 6.580%, 8/15/2029(a)	106,036
285,000	Ford Credit Auto Lease Trust, Series 2023-B, Class D, 6.970%, 6/15/2028	290,616
460,000	Ford Credit Auto Owner Trust, Series 2023-2, Class D, 6.600%, 2/15/2036(a)	465,416
2,065,000	GLS Auto Receivables Issuer Trust, Series 2021-4A, Class D, 2.480%, 10/15/2027(a)	1,972,897
230,000	GLS Auto Receivables Issuer Trust, Series 2023-3A, Class D, 6.440%, 5/15/2029(a)	231,918
190,000	GLS Auto Receivables Issuer Trust, Series 2024-1A, Class D, 5.950%, 12/17/2029(a)	189,029
105,000	GLS Auto Select Receivables Trust, Series 2024-2A, Class C, 5.930%, 6/17/2030(a)	105,678
100,000	GLS Auto Select Receivables Trust, Series 2024-2A, Class D, 6.370%, 8/15/2031(a)	100,960
1,889,000	Hertz Vehicle Financing III LLC, Series 2022-1A, Class D, 4.850%, 6/25/2026(a)	1,823,699
1,050,000	Hertz Vehicle Financing LLC, Series 2022-4A, Class D, 6.560%, 9/25/2026(a)	1,021,236
210,000	Prestige Auto Receivables Trust, Series 2023-2A, Class D, 7.710%, 8/15/2029(a)	216,607
955,000	Santander Drive Auto Receivables Trust, Series 2024-3, Class D, 5.970%, 10/15/2031	958,119
Principal Amount (‡)	Description	Value (†)

	ABS Car Loan — continued
$100,000	SBNA Auto Receivables Trust, Series 2024-A, Class D, 6.040%, 4/15/2030(a)	$100,377
1,920,000	Westlake Automobile Receivables Trust, Series 2022-2A, Class D, 5.480%, 9/15/2027(a)	1,903,392
635,000	Westlake Automobile Receivables Trust, Series 2023-3A, Class D, 6.470%, 3/15/2029(a)	640,578
815,000	Westlake Automobile Receivables Trust, Series 2023-4A, Class D, 7.190%, 7/16/2029(a)	836,766
290,000	Westlake Automobile Receivables Trust, Series 2024-1A, Class C, 5.650%, 2/15/2029(a)	290,226
720,000	Westlake Automobile Receivables Trust, Series 2024-1A, Class D, 6.020%, 10/15/2029(a)	725,481
		23,132,702
	ABS Credit Card — 0.4%
1,100,000	Fortiva Retail Credit Master Note Business Trust, Series 2024-ONE, Class B, 9.700%, 11/15/2029(a)	1,102,892
420,000	Mission Lane Credit Card Master Trust, Series 2023-A, Class A, 7.230%, 7/17/2028(a)	422,325
625,000	Mission Lane Credit Card Master Trust, Series 2023-B, Class A, 7.690%, 11/15/2028(a)	632,468
		2,157,685
	ABS Home Equity — 5.9%
176,904	Banc of America Alternative Loan Trust, Series 2003-8, Class 1CB1, 5.500%, 10/25/2033(b)	168,087
140,897	Banc of America Funding Trust, Series 2005-7, Class 3A1, 5.750%, 11/25/2035(b)	134,700
80,238	Banc of America Funding Trust, Series 2007-4, Class 5A1, 5.500%, 11/25/2034(b)	66,219
2,315,000	BINOM Securitization Trust, Series 2022-RPL1, Class M1, 3.000%, 2/25/2061(a)(c)	1,810,312
23,629	CHL Mortgage Pass-Through Trust, Series 2004-HYB4, Class 2A1, 5.381%, 9/20/2034(b)(c)	20,113
1,097,634	CIM Trust, Series 2021-NR2, Class A1, 5.568%, 7/25/2059(a)(c)	1,087,538
1,789,901	CoreVest American Finance Ltd., Series 2019-2, Class B, 3.424%, 6/15/2052(a)	1,657,859
245,000	CoreVest American Finance Ltd., Series 2020-2, Class C, 4.752%, 5/15/2052(a)(c)	229,056
1,340,000	CoreVest American Finance Ltd., Series 2020-4, Class C, 2.250%, 12/15/2052(a)	1,120,336
730,000	CoreVest American Finance Ltd., Series 2023-RTL1, Class A1, 7.553%, 12/28/2030(a)(c)	732,823
211,172	Countrywide Alternative Loan Trust, Series 2003-22CB, Class 1A1, 5.750%, 12/25/2033	206,269
103,531	Countrywide Alternative Loan Trust, Series 2004-16CB, Class 1A1, 5.500%, 7/25/2034	99,893
92,347	Countrywide Alternative Loan Trust, Series 2004-16CB, Class 3A1, 5.500%, 8/25/2034	89,415
117,520	Countrywide Alternative Loan Trust, Series 2004-J10, Class 2CB1, 6.000%, 9/25/2034(b)	113,076
162	Countrywide Alternative Loan Trust, Series 2005-J1, Class 2A1, 5.500%, 2/25/2025(b)	153
1,043,917	Credit Suisse Mortgage Trust, Series 2020-RPL3, Class A1, 4.080%, 3/25/2060(a)(c)	1,039,968
See accompanying notes to financial statements.
27 |

Portfolio of Investments – as of June 30, 2024 (Unaudited)
Loomis Sayles Strategic Alpha Fund (continued)
Principal Amount (‡)	Description	Value (†)

	ABS Home Equity — continued
$1,703,148	Credit Suisse Mortgage Trust, Series 2021-RPL4, Class A1, 4.052%, 12/27/2060(a)(c)	$1,669,980
93,954	CSFB Mortgage-Backed Pass-Through Certificates, Series 2003-27, Class 4A4, 5.750%, 11/25/2033	91,204
326,958	DSLA Mortgage Loan Trust, Series 2005-AR5, Class 2A1A, 1 mo. USD SOFR + 0.774%, 6.113%, 9/19/2045(c)	174,393
689,499	Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes, Series 2022-DNA4, Class M1A, REMICS, 30 day USD SOFR Average + 2.200%, 7.535%, 5/25/2042(a)(c)	701,299
947,363	Federal National Mortgage Association Connecticut Avenue Securities, Series 2022-R06, Class 1M1, 30 day USD SOFR Average + 2.750%, 8.085%, 5/25/2042(a)(c)	973,984
255,000	Federal National Mortgage Association Connecticut Avenue Securities, Series 2023-R06, Class 1M2, 30 day USD SOFR Average + 2.700%, 8.035%, 7/25/2043(a)(c)	266,438
45,000	Federal National Mortgage Association Connecticut Avenue Securities, Series 2023-R08, Class 1M2, 30 day USD SOFR Average + 2.500%, 7.835%, 10/25/2043(a)(c)	46,392
151,703	GCAT Trust, Series 2019-RPL1, Class A1, 2.650%, 10/25/2068(a)(c)	143,372
1,125,000	GITSIT Mortgage Loan Trust, Series 2024-NPL1, Class A1, 7.466%, 6/25/2054(a)(c)	1,125,331
228,949	Home Partners of America Trust, Series 2021-1, Class E, 2.577%, 9/17/2041(a)	187,050
332,055	IndyMac INDX Mortgage Loan Trust, Series 2004-AR7, Class A5, 1 mo. USD SOFR + 1.334%, 6.680%, 9/25/2034(b)(c)	260,293
512,639	JP Morgan Mortgage Trust, Series 2004-S1, Class 2A1, 6.000%, 9/25/2034	497,991
244,052	Lehman XS Trust, Series 2006-2N, Class 1A1, 1 mo. USD SOFR + 0.634%, 5.980%, 2/25/2046(b)(c)	187,005
181,107	MASTR Adjustable Rate Mortgages Trust, Series 2004-4, Class 5A1, 6.750%, 5/25/2034(b)(c)	171,175
122,937	MASTR Alternative Loan Trust, Series 2003-9, Class 4A1, 5.250%, 11/25/2033(b)	116,489
94,912	MASTR Alternative Loan Trust, Series 2004-5, Class 1A1, 5.500%, 6/25/2034(b)	90,687
113,806	MASTR Alternative Loan Trust, Series 2004-5, Class 2A1, 6.000%, 6/25/2034(b)	110,499
335,738	MASTR Alternative Loan Trust, Series 2004-8, Class 2A1, 6.000%, 9/25/2034	321,610
13,605	Merrill Lynch Mortgage Investors Trust, Series 2006-2, Class 2A, 6.196%, 5/25/2036(b)(c)	12,385
245,000	Mill City Mortgage Loan Trust, Series 2021-NMR1, Class M2, 2.500%, 11/25/2060(a)(c)	204,738
234,322	Morgan Stanley Mortgage Loan Trust, Series 2005-7, Class 4A2, 5.500%, 11/25/2035(b)	143,369
455,591	Morgan Stanley Mortgage Loan Trust, Series 2005-7, Class 7A5, 5.500%, 11/25/2035(b)	402,462
Principal Amount (‡)	Description	Value (†)

	ABS Home Equity — continued
$785,000	New Residential Mortgage Loan Trust, Series 2024-RTL1, Class A1, 6.664%, 3/25/2039(a)(c)	$785,476
819,404	NLT Trust, Series 2023-1, Class A1, 3.200%, 10/25/2062(a)(c)	743,770
720,000	NYMT Loan Trust, Series 2024-BPL2, Class A1, 6.509%, 5/25/2039(a)(c)	724,244
419,863	NYMT Loan Trust, Series 2024-CP1, Class A1, 3.750%, 2/25/2068(a)(c)	386,702
795,000	Progress Residential Trust, Series 2021-SFR2, Class E2, 2.647%, 4/19/2038(a)	735,691
570,000	Progress Residential Trust, Series 2021-SFR3, Class E1, 2.538%, 5/17/2026(a)	530,074
470,000	Progress Residential Trust, Series 2021-SFR3, Class E2, 2.688%, 5/17/2026(a)	433,253
930,000	Progress Residential Trust, Series 2021-SFR5, Class E1, 2.209%, 7/17/2038(a)	854,733
400,000	Progress Residential Trust, Series 2021-SFR5, Class E2, 2.359%, 7/17/2038(a)	366,255
585,000	Progress Residential Trust, Series 2021-SFR6, Class E2, 2.525%, 7/17/2038(a)	536,631
415,000	Progress Residential Trust, Series 2021-SFR7, Class E2, 2.640%, 8/17/2040(a)	351,468
235,000	Progress Residential Trust, Series 2023-SFR2, Class D, 4.500%, 10/17/2040(a)	217,935
1,322,091	PRPM LLC, Series 2021-9, Class A1, 2.363%, 10/25/2026(a)(c)	1,301,145
89,366	PRPM LLC, Series 2023-RCF2, Class A1, 4.000%, 11/25/2053(a)(c)	85,925
604,016	PRPM LLC, Series 2024-2, Class A1, 7.026%, 3/25/2029(a)(c)	605,408
100,004	PRPM LLC, Series 2024-RCF1, Class A1, 4.000%, 1/25/2054(a)(c)	95,349
399,376	RCO VII Mortgage LLC, Series 2024-1, Class A1, 7.021%, 1/25/2029(a)(c)	397,248
428,844	Redwood Funding Trust, Series 2023-1, Class A, 7.500%, 7/25/2059(a)(c)	420,732
1,628,915	Structured Adjustable Rate Mortgage Loan Trust, Series 2005-14, Class A1, 1 mo. USD SOFR + 0.424%, 5.770%, 7/25/2035(c)	956,679
1,040,000	Tricon American Homes, Series 2020-SFR1, Class E, 3.544%, 7/17/2038(a)	993,399
1,170,000	Tricon American Homes Trust, Series 2020-SFR2, Class E1, 2.730%, 11/17/2039(a)	1,041,462
692,974	VCAT LLC, Series 2021-NPL5, Class A1, 1.868%, 8/25/2051(a)(c)	682,052
453,992	VOLT XCII LLC, Series 2021-NPL1, Class A1, 4.893%, 2/27/2051(a)(c)	446,943
1,454,241	VOLT XCIII LLC, Series 2021-NPL2, Class A1, 4.893%, 2/27/2051(a)(c)	1,432,732
811,625	VOLT XCIV LLC, Series 2021-NPL3, Class A1, 5.240%, 2/27/2051(a)(c)	802,830
		32,402,099
	ABS Other — 5.2%
1,420,726	AASET Trust, Series 2021-1A, Class A, 2.950%, 11/16/2041(a)	1,309,384
235,773	Accelerated Assets LLC, Series 2018-1, Class B, 4.510%, 12/02/2033(a)	233,573
625,000	Affirm Asset Securitization Trust, Series 2023-B, Class A, 6.820%, 9/15/2028(a)	632,011
See accompanying notes to financial statements.
| 28

Portfolio of Investments – as of June 30, 2024 (Unaudited)
Loomis Sayles Strategic Alpha Fund (continued)
Principal Amount (‡)	Description	Value (†)

	ABS Other — continued
$167,052	Affirm Asset Securitization Trust, Series 2023-X1, Class A, 7.110%, 11/15/2028(a)	$167,750
100,000	Affirm Asset Securitization Trust, Series 2024-A, Class 1D, 6.890%, 2/15/2029(a)	100,028
240,000	Affirm Asset Securitization Trust, Series 2024-A, Class A, 5.610%, 2/15/2029(a)	239,073
225,000	Affirm Asset Securitization Trust, Series 2024-A, Class B, 5.930%, 2/15/2029(a)	224,572
2,218,114	AIM Aviation Finance Ltd., Series 2015-1A, Class B1, 5.072%, 2/15/2040(a)(c)	776,340
210,111	Aqua Finance Trust, Series 2019-A, Class C, 4.010%, 7/16/2040(a)	194,246
2,340,000	BHG Securitization Trust, Series 2022-A, Class B, 2.700%, 2/20/2035(a)	2,250,365
550,000	BHG Securitization Trust, Series 2023-B, Class B, 7.450%, 12/17/2036(a)	566,876
195,000	BHG Securitization Trust, Series 2024-1CON, Class B, 6.490%, 4/17/2035(a)	196,116
427,821	Business Jet Securities LLC, Series 2024-1A, Class A, 6.197%, 5/15/2039(a)	431,703
102,094	Business Jet Securities LLC, Series 2024-1A, Class B, 6.924%, 5/15/2039(a)	103,407
335,067	Castlelake Aircraft Securitization Trust, Series 2018-1, Class B, 5.300%, 6/15/2043(a)	265,055
139,999	Castlelake Aircraft Structured Trust, Series 2019-1A, Class A, 3.967%, 4/15/2039(a)	126,035
435,599	EverBright Solar Trust, Series 2024-A, Class A, 6.430%, 6/22/2054(a)	431,669
140,000	Foundation Finance Trust, Series 2023-2A, Class D, 9.100%, 6/15/2049(a)	144,243
29,087	FREED ABS Trust, Series 2021-2, Class C, 1.940%, 6/19/2028(a)	29,025
2,800,000	Frontier Issuer LLC, Series 2023-1, Class A2, 6.600%, 8/20/2053(a)	2,822,490
122,735	Hilton Grand Vacations Trust, Series 2018-AA, Class C, 4.000%, 2/25/2032(a)	120,160
59,198	Hilton Grand Vacations Trust, Series 2022-1D, Class C, 4.690%, 6/20/2034(a)	57,212
320,163	Horizon Aircraft Finance I Ltd., Series 2018-1, Class A, 4.458%, 12/15/2038(a)	291,216
247,388	Horizon Aircraft Finance III Ltd., Series 2019-2, Class A, 3.425%, 11/15/2039(a)	214,890
150,000	HPEFS Equipment Trust, Series 2023-2A, Class D, 6.970%, 7/21/2031(a)	152,183
1,141,004	Kestrel Aircraft Funding Ltd., Series 2018-1A, Class A, 4.250%, 12/15/2038(a)	1,072,600
1,981,866	Labrador Aviation Finance Ltd., Series 2016-1A, Class A1, 4.300%, 1/15/2042(a)	1,813,959
276,821	MAPS Ltd., Series 2018-1A, Class A, 4.212%, 5/15/2043(a)	269,395
297,409	MAPS Ltd., Series 2018-1A, Class B, 5.193%, 5/15/2043(a)	269,408
90,207	Marlette Funding Trust, Series 2021-2A, Class C, 1.500%, 9/15/2031(a)	89,579
695,000	Marlette Funding Trust, Series 2023-4A, Class B, 8.150%, 12/15/2033(a)	715,954
110,000	MetroNet Infrastructure Issuer LLC, Series 2024-1A, Class A2, 6.230%, 4/20/2054(a)	111,166
117,718	MVW LLC, Series 2020-1A, Class C, 4.210%, 10/20/2037(a)	113,283
111,190	MVW LLC, Series 2024-1A, Class C, 6.200%, 2/20/2043(a)	111,756
Principal Amount (‡)	Description	Value (†)

	ABS Other — continued
$110,555	MVW Owner Trust, Series 2019-1A, Class C, 3.330%, 11/20/2036(a)	$107,032
730,000	Navient Private Education Refi Loan Trust, Series 2020-HA, Class B, 2.780%, 1/15/2069(a)	608,168
1,020,000	OneMain Financial Issuance Trust, Series 2020-2A, Class C, 2.760%, 9/14/2035(a)	927,500
810,000	OneMain Financial Issuance Trust, Series 2021-1A, Class D, 2.470%, 6/16/2036(a)	689,563
285,000	PK Alift Loan Funding 3 LP, Series 2024-1, Class A1, 5.842%, 9/15/2039(a)	285,070
105,000	SCF Equipment Leasing LLC, Series 2024-1A, Class C, 5.820%, 9/20/2032(a)	106,118
100,000	SCF Equipment Leasing LLC, Series 2024-1A, Class D, 6.580%, 6/21/2033(a)	100,540
535,000	SEB Funding LLC, Series 2024-1A, Class A2, 7.386%, 4/30/2054(a)	543,283
389,345	Sierra Timeshare Receivables Funding LLC, Series 2020-2A, Class C, 3.510%, 7/20/2037(a)	379,666
129,220	Sierra Timeshare Receivables Funding LLC, Series 2023-1A, Class C, 7.000%, 1/20/2040(a)	130,087
114,327	Sierra Timeshare Receivables Funding LLC, Series 2023-2A, Class C, 7.300%, 4/20/2040(a)	115,933
877,500	Slam Ltd., Series 2021-1A, Class B, 3.422%, 6/15/2046(a)	759,162
1,166,189	SpringCastle America Funding LLC, Series 2020-AA, Class A, 1.970%, 9/25/2037(a)	1,064,998
347,034	Sunnova Helios XIII Issuer LLC, Series 2024-A, Class A, 5.300%, 2/20/2051(a)	334,281
480,813	TIF Funding III LLC, Series 2024-1A, Class A, 5.480%, 4/20/2049(a)	478,305
950,000	Trafigura Securitisation Finance PLC, Series 2024-1A, Class A1, SOFR + 1.400%, 6.737%, 11/15/2027(a)(c)	957,323
335,000	Trafigura Securitisation Finance PLC, Series 2024-1A, Class B, 7.290%, 11/15/2027(a)	337,242
1,560,529	WAVE Trust, Series 2017-1A, Class A, 3.844%, 11/15/2042(a)	1,407,731
195,000	Westlake Automobile Receivables Trust, Series 2024-2A, Class D, 5.910%, 4/15/2030(a)	194,755
472,200	Willis Engine Structured Trust IV, Series 2018-A, Class A, 4.750%, 9/15/2043(a)(c)	455,089
659,330	Willis Engine Structured Trust V, Series 2020-A, Class A, 3.228%, 3/15/2045(a)	600,870
222,673	Willis Engine Structured Trust VI, Series 2021-A, Class A, 3.104%, 5/15/2046(a)	197,737
765,000	Ziply Fiber Issuer LLC, Series 2024-1A, Class A2, 6.640%, 4/20/2054(a)	778,713
		28,205,888
	ABS Student Loan — 2.4%
160,181	Ascent Education Funding Trust, Series 2024-A, Class A, 6.140%, 10/25/2050(a)	161,258
105,000	Ascent Education Funding Trust, Series 2024-A, Class C, 8.010%, 10/25/2050(a)	104,305
376,633	College Avenue Student Loans LLC, Series 2021-A, Class D, 4.120%, 7/25/2051(a)	338,706
757,469	Education Funding Trust, Series 2020-A, Class A, 2.790%, 7/25/2041(a)	688,733
779,278	Navient Private Education Refi Loan Trust, Series 2018-A, Class B, 3.680%, 2/18/2042(a)	746,021
1,775,000	Navient Private Education Refi Loan Trust, Series 2018-CA, Class B, 4.220%, 6/16/2042(a)	1,693,011
See accompanying notes to financial statements.
29 |

Portfolio of Investments – as of June 30, 2024 (Unaudited)
Loomis Sayles Strategic Alpha Fund (continued)
Principal Amount (‡)	Description	Value (†)

	ABS Student Loan — continued
$3,410,000	Navient Private Education Refi Loan Trust, Series 2019-FA, Class B, 3.120%, 8/15/2068(a)	$2,853,857
695,000	Navient Private Education Refi Loan Trust, Series 2019-GA, Class B, 3.080%, 10/15/2068(a)	586,279
320,000	Navient Private Education Refi Loan Trust, Series 2020-DA, Class B, 3.330%, 5/15/2069(a)	270,625
1,290,000	Navient Private Education Refi Loan Trust, Series 2020-FA, Class B, 2.690%, 7/15/2069(a)	1,018,106
810,000	Nelnet Student Loan Trust, Series 2021-DA, Class B, 2.900%, 4/20/2062(a)	674,385
254,000	SLM Private Credit Student Loan Trust, Series 2003-A, Class A3, 28 day Auction Rate Security, 5.245%, 6/15/2032(c)	252,436
820,000	SLM Private Credit Student Loan Trust, Series 2003-B, Class A3, 28 day Auction Rate Security, 5.260%, 3/15/2033(c)	814,012
83,000	SLM Private Credit Student Loan Trust, Series 2003-B, Class A4, 28 day Auction Rate Security, 7.870%, 3/15/2033(c)	82,394
455,067	SMB Private Education Loan Trust, Series 2015-C, Class B, 3.500%, 9/15/2043(a)	445,937
230,663	SMB Private Education Loan Trust, Series 2017-B, Class A2B, 1 mo. USD SOFR + 0.864%, 6.193%, 10/15/2035(a)(c)	230,263
190,000	SMB Private Education Loan Trust, Series 2018-B, Class B, 4.000%, 7/15/2042(a)	177,127
510,000	SMB Private Education Loan Trust, Series 2018-C, Class B, 4.000%, 11/17/2042(a)	472,868
230,000	SMB Private Education Loan Trust, Series 2024-A, Class B, 5.880%, 3/15/2056(a)	231,138
1,350,000	SoFi Professional Loan Program LLC, Series 2020-A, Class BFX, 3.120%, 5/15/2046(a)	1,124,204
		12,965,665
	ABS Whole Business — 1.4%
1,510,000	Applebee's Funding LLC/IHOP Funding LLC, Series 2023-1A, Class A2, 7.824%, 3/05/2053(a)	1,561,164
248,750	FOCUS Brands Funding, Series 2023-2, Class A2, 8.241%, 10/30/2053(a)	263,279
144,638	Hardee's Funding LLC, Series 2024-1A, Class A2, 7.253%, 3/20/2054(a)	148,042
2,936,625	Planet Fitness Master Issuer LLC, Series 2019-1A, Class A2, 3.858%, 12/05/2049(a)	2,692,421
1,385,000	Planet Fitness Master Issuer LLC, Series 2024-1A, Class A2I, 5.765%, 6/05/2054(a)	1,385,255
1,595,000	Subway Funding LLC, Series 2024-1A, Class A2I, 6.028%, 7/30/2054(a)	1,608,730
		7,658,891
	Aerospace & Defense — 2.3%
2,230,000	BAE Systems PLC, 5.300%, 3/26/2034(a)	2,206,585
1,630,000	Boeing Co., 3.625%, 2/01/2031	1,426,617
1,265,000	Boeing Co., 5.150%, 5/01/2030	1,214,762
1,170,000	Boeing Co., 5.705%, 5/01/2040	1,078,699
2,980,000	Boeing Co., 5.805%, 5/01/2050	2,685,576
70,000	Boeing Co., 5.930%, 5/01/2060	62,583
330,000	Boeing Co., 6.388%, 5/01/2031(a)	335,959
320,000	Boeing Co., 6.528%, 5/01/2034(a)	327,648
795,000	Boeing Co., 6.858%, 5/01/2054(a)	815,807
485,000	Boeing Co., 7.008%, 5/01/2064(a)	496,577
Principal Amount (‡)	Description	Value (†)

	Aerospace & Defense — continued
$1,055,000	Embraer Netherlands Finance BV, 7.000%, 7/28/2030(a)	$1,100,918
1,050,000	RTX Corp., 6.100%, 3/15/2034	1,105,238
		12,856,969
	Airlines — 0.3%
1,758,789	United Airlines Pass-Through Trust, Series 2019-2, Class B, 3.500%, 11/01/2029	1,635,462
	Automotive — 0.6%
1,365,000	General Motors Financial Co., Inc., 1.200%, 10/15/2024	1,347,227
360,000	ZF North America Capital, Inc., 6.750%, 4/23/2030(a)	366,639
315,000	ZF North America Capital, Inc., 6.875%, 4/14/2028(a)	321,259
535,000	ZF North America Capital, Inc., 6.875%, 4/23/2032(a)	553,112
560,000	ZF North America Capital, Inc., 7.125%, 4/14/2030(a)	579,382
		3,167,619
	Banking — 4.7%
2,200,000	Banco Santander SA, 5.147%, 8/18/2025	2,182,885
50,000	Bank of America Corp., (fixed rate to 3/08/2032, variable rate thereafter), 3.846%, 3/08/2037	43,818
4,460,000	Barclays PLC, (fixed rate to 9/23/2030, variable rate thereafter), 3.564%, 9/23/2035	3,831,337
1,260,000	Credit Agricole SA, (fixed rate to 1/10/2034, variable rate thereafter), 6.251%, 1/10/2035(a)	1,267,569
1,620,000	Deutsche Bank AG, (fixed rate to 10/14/2030, variable rate thereafter), 3.729%, 1/14/2032	1,365,864
1,490,000	Intesa Sanpaolo SpA, 7.200%, 11/28/2033(a)	1,597,310
7,575,000	Morgan Stanley, MTN, (fixed rate to 10/21/2024, variable rate thereafter), 1.164%, 10/21/2025	7,466,147
1,770,000	Societe Generale SA, (fixed rate to 1/19/2034, variable rate thereafter), 6.066%, 1/19/2035(a)	1,752,285
1,630,000	Standard Chartered PLC, (fixed rate to 11/18/2030, variable rate thereafter), 3.265%, 2/18/2036(a)	1,372,195
1,030,000	UBS Group AG, (fixed rate to 11/15/2032, variable rate thereafter), 9.016%, 11/15/2033(a)	1,241,415
865,000	UBS Group AG, (fixed rate to 2/08/2034, variable rate thereafter), 5.699%, 2/08/2035(a)	864,118
375,000	UBS Group AG, (fixed rate to 5/14/2031, variable rate thereafter), 3.091%, 5/14/2032(a)	319,877
740,000	UBS Group AG, (fixed rate to 8/11/2027, variable rate thereafter), 6.442%, 8/11/2028(a)	758,803
1,500,000	UBS Group AG, (fixed rate to 8/12/2032, variable rate thereafter), 6.537%, 8/12/2033(a)	1,574,745
		25,638,368
	Brokerage — 0.6%
1,525,000	Blue Owl Finance LLC, 6.250%, 4/18/2034(a)	1,529,026
2,015,000	Jefferies Financial Group, Inc., 6.200%, 4/14/2034	2,040,831
		3,569,857
	Building Materials — 1.0%
3,145,000	Cemex SAB de CV, 3.875%, 7/11/2031(a)	2,772,823
See accompanying notes to financial statements.
| 30

Portfolio of Investments – as of June 30, 2024 (Unaudited)
Loomis Sayles Strategic Alpha Fund (continued)
Principal Amount (‡)	Description	Value (†)

	Building Materials — continued
$200,000	Cemex SAB de CV, (fixed rate to 3/14/2028, variable rate thereafter), 9.125%(a)(d)	$213,358
2,330,000	Cemex SAB de CV, (fixed rate to 6/08/2026, variable rate thereafter), 5.125%(a)(d)	2,239,120
		5,225,301
	Cable Satellite — 3.3%
7,390,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.125%, 5/01/2027(a)	7,095,479
520,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.500%, 5/01/2026(a)	513,882
225,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 2.300%, 2/01/2032	173,523
645,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 2.800%, 4/01/2031	527,170
330,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 4.400%, 4/01/2033	290,909
2,180,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 4.400%, 12/01/2061	1,421,958
2,200,000	CSC Holdings LLC, 3.375%, 2/15/2031(a)	1,372,998
400,000	CSC Holdings LLC, 4.500%, 11/15/2031(a)	258,088
4,965,000	CSC Holdings LLC, 4.625%, 12/01/2030(a)	1,808,263
1,295,000	DISH DBS Corp., 5.125%, 6/01/2029	512,834
4,420,000	DISH DBS Corp., 5.250%, 12/01/2026(a)	3,486,462
975,000	DISH DBS Corp., 5.750%, 12/01/2028(a)	675,981
		18,137,547
	Chemicals — 0.4%
1,100,000	Braskem Netherlands Finance BV, 4.500%, 1/31/2030(a)	930,126
1,375,000	Celanese U.S. Holdings LLC, 6.700%, 11/15/2033	1,444,918
		2,375,044
	Construction Machinery — 0.3%
1,475,000	United Rentals North America, Inc., 6.125%, 3/15/2034(a)	1,469,620
	Consumer Cyclical Services — 1.3%
7,735,000	Uber Technologies, Inc., 4.500%, 8/15/2029(a)	7,369,828
	Electric — 0.3%
830,000	Pacific Gas & Electric Co., 6.400%, 6/15/2033	857,223
780,000	Southern Co., 5.700%, 3/15/2034	793,016
		1,650,239
	Finance Companies — 3.3%
1,670,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.300%, 1/30/2032	1,434,891
1,015,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.400%, 10/29/2033	851,371
405,000	Aircastle Ltd., 5.950%, 2/15/2029(a)	404,884
1,190,000	Aircastle Ltd., 6.500%, 7/18/2028(a)	1,212,305
3,400,000	Ares Capital Corp., 3.200%, 11/15/2031	2,803,920
1,855,000	Blue Owl Capital Corp., 2.875%, 6/11/2028	1,640,809
1,200,000	OneMain Finance Corp., 3.500%, 1/15/2027	1,124,336
125,000	OneMain Finance Corp., 3.875%, 9/15/2028	112,078
365,000	OneMain Finance Corp., 4.000%, 9/15/2030	313,258
485,000	OneMain Finance Corp., 5.375%, 11/15/2029	454,860
2,750,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 2.875%, 10/15/2026(a)	2,568,189
Principal Amount (‡)	Description	Value (†)

	Finance Companies — continued
$2,135,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 3.625%, 3/01/2029(a)	$1,936,713
105,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 3.875%, 3/01/2031(a)	91,506
3,720,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 4.000%, 10/15/2033(a)	3,134,803
		18,083,923
	Financial Other — 0.6%
221,481	Add Hero Holdings Ltd., Series IAI, 8.500% PIK or 7.500% Cash, 9/30/2029(e)	10,520
170,778	Add Hero Holdings Ltd., Series IAI, 9.000% PIK or 8.000% Cash, 9/30/2030(e)	3,612
222,862	Add Hero Holdings Ltd., Series IAI, 9.800% PIK or 8.800% Cash, 9/30/2031(e)	4,714
540,000	Agile Group Holdings Ltd., 5.500%, 4/21/2025(f)	36,385
425,000	Agile Group Holdings Ltd., 5.500%, 5/17/2026(f)	28,084
430,000	Agile Group Holdings Ltd., 5.750%, 1/02/2025(f)	29,012
1,540,000	Agile Group Holdings Ltd., 6.050%, 10/13/2025(f)	100,115
485,000	Central China Real Estate Ltd., 7.250%, 7/16/2024(f)	11,315
410,000	Central China Real Estate Ltd., 7.250%, 8/13/2024(f)	10,250
1,000,000	Central China Real Estate Ltd., 7.650%, 8/27/2025(f)	25,000
625,000	Central China Real Estate Ltd., 7.750%, 5/24/2024(f)	14,063
1,960,135	CFLD Cayman Investment Ltd., 2.500%, 1/31/2031(a)(g)	69,369
2,379,845	CFLD Cayman Investment Ltd., 2.500%, 1/31/2031(a)(g)	66,160
239,712	CFLD Cayman Investment Ltd., Zero Coupon, 0.000%–28.181%, 1/31/2031(a)(h)	4,794
127,248	China Aoyuan Group Ltd., Series IAI, 5.500% PIK or 0.000% Cash, 9/30/2031(e)	1,083
337,685	China Aoyuan Group Ltd., Series IAI, Zero Coupon, 0.661%–1.009%(d)(h)	2,404
630,000	China Evergrande Group, 8.250%, 3/23/2022(f)	12,146
1,020,000	China Evergrande Group, 8.750%, 6/28/2025(f)	12,750
270,000	China Evergrande Group, 9.500%, 4/11/2022(f)	4,096
220,000	China Evergrande Group, 9.500%, 3/29/2024(f)	2,750
1,110,000	CIFI Holdings Group Co. Ltd., 4.450%, 8/17/2026(f)	119,325
480,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 4.375%, 2/01/2029	410,420
945,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 5.250%, 5/15/2027	886,999
125,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 6.250%, 5/15/2026	124,013
1,875,000	Kaisa Group Holdings Ltd., 9.375%, 6/30/2024(f)	60,937
205,000	Kaisa Group Holdings Ltd., 9.950%, 7/23/2025(f)	6,269
855,000	Kaisa Group Holdings Ltd., 10.500%, 1/15/2025(f)	27,788
4,525,000	Kaisa Group Holdings Ltd., 11.250%, 4/16/2025(f)	147,062
2,045,000	Kaisa Group Holdings Ltd., 11.650%, 6/01/2026(f)	66,462
2,125,000	Kaisa Group Holdings Ltd., 11.700%, 11/11/2025(f)	66,512
645,000	KWG Group Holdings Ltd., 6.000%, 8/14/2026(f)	38,990
845,000	KWG Group Holdings Ltd., 6.300%, 2/13/2026(f)	43,568
400,000	Logan Group Co. Ltd., 4.250%, 7/12/2025(f)	34,248
See accompanying notes to financial statements.
31 |

Portfolio of Investments – as of June 30, 2024 (Unaudited)
Loomis Sayles Strategic Alpha Fund (continued)
Principal Amount (‡)	Description	Value (†)

	Financial Other — continued
$230,000	Logan Group Co. Ltd., 4.850%, 12/14/2026(f)	$19,134
825,000	Shimao Group Holdings Ltd., 3.450%, 1/11/2031(f)	37,645
725,000	Shimao Group Holdings Ltd., 5.200%, 1/16/2027(f)	32,081
610,000	Shimao Group Holdings Ltd., 6.125%, 2/21/2024(f)	29,317
391,856	Sunac China Holdings Ltd., 6.000% PIK or 5.000% Cash, 9/30/2026(a)(e)	50,710
392,332	Sunac China Holdings Ltd., 6.250% PIK or 5.250% Cash, 9/30/2027(a)(e)	45,385
785,616	Sunac China Holdings Ltd., 6.500% PIK or 5.500% Cash, 9/30/2027(a)(e)	83,220
1,179,850	Sunac China Holdings Ltd., 6.750% PIK or 5.750% Cash, 9/30/2028(a)(e)	119,767
1,181,276	Sunac China Holdings Ltd., 7.000% PIK or 6.000% Cash, 9/30/2029(a)(e)	103,362
555,570	Sunac China Holdings Ltd., 7.250% PIK or 6.250% Cash, 9/30/2030(a)(e)	46,207
210,000	Times China Holdings Ltd., 5.750%, 1/14/2027(f)	4,820
1,085,000	Times China Holdings Ltd., 6.200%, 3/22/2026(f)	23,013
4,400,000	Yuzhou Group Holdings Co. Ltd., 6.350%, 1/13/2027(f)	249,480
325,000	Yuzhou Group Holdings Co. Ltd., 7.375%, 1/13/2026(f)	18,545
415,000	Yuzhou Group Holdings Co. Ltd., 7.700%, 2/20/2025(f)	23,452
555,000	Yuzhou Group Holdings Co. Ltd., 7.850%, 8/12/2026(f)	31,191
1,360,000	Zhenro Properties Group Ltd., 6.630%, 1/07/2026(f)	11,016
210,000	Zhenro Properties Group Ltd., 6.700%, 8/04/2026(f)	1,623
220,000	Zhenro Properties Group Ltd., 7.350%, 2/05/2025(f)	275
		3,411,458
	Gaming — 0.2%
245,000	GLP Capital LP/GLP Financing II, Inc., 6.750%, 12/01/2033	257,415
1,180,000	VICI Properties LP/VICI Note Co., Inc., 3.875%, 2/15/2029(a)	1,090,700
5,000	VICI Properties LP/VICI Note Co., Inc., 4.625%, 6/15/2025(a)	4,934
		1,353,049
	Government Owned - No Guarantee — 0.7%
465,000	Antares Holdings LP, 2.750%, 1/15/2027(a)	422,444
2,790,000	Antares Holdings LP, 3.750%, 7/15/2027(a)	2,553,237
735,000	Ecopetrol SA, 8.375%, 1/19/2036	721,951
		3,697,632
	Health Care REITs — 0.1%
455,000	National Health Investors, Inc., 3.000%, 2/01/2031	371,712
	Health Insurance — 0.6%
1,040,000	Centene Corp., 3.375%, 2/15/2030	923,118
2,150,000	Centene Corp., 4.625%, 12/15/2029	2,033,524
585,000	Molina Healthcare, Inc., 4.375%, 6/15/2028(a)	550,623
		3,507,265
	Healthcare — 0.5%
2,520,000	HCA, Inc., 5.600%, 4/01/2034	2,504,805
Principal Amount (‡)	Description	Value (†)

	Independent Energy — 1.9%
$1,595,000	Continental Resources, Inc., 2.875%, 4/01/2032(a)	$1,288,005
4,195,000	Continental Resources, Inc., 5.750%, 1/15/2031(a)	4,124,836
920,000	Energean Israel Finance Ltd., 5.375%, 3/30/2028	815,120
25,000	EQT Corp., 3.625%, 5/15/2031(a)	22,055
745,000	Leviathan Bond Ltd., 6.125%, 6/30/2025	720,467
740,000	Leviathan Bond Ltd., 6.500%, 6/30/2027	690,820
320,000	Ovintiv, Inc., 6.500%, 8/15/2034	334,697
140,000	Ovintiv, Inc., 6.500%, 2/01/2038	143,954
695,000	Ovintiv, Inc., 6.625%, 8/15/2037	723,517
90,000	Ovintiv, Inc., 7.200%, 11/01/2031	97,009
85,000	Ovintiv, Inc., 7.375%, 11/01/2031	92,602
385,000	Ovintiv, Inc., 8.125%, 9/15/2030	434,903
410,000	Var Energi ASA, 8.000%, 11/15/2032(a)	458,977
455,000	Viper Energy, Inc., 7.375%, 11/01/2031(a)	471,238
		10,418,200
	Leisure — 1.8%
1,880,000	Carnival Corp., 5.750%, 3/01/2027(a)	1,857,295
580,000	Carnival Corp., 6.000%, 5/01/2029(a)	572,935
2,685,000	NCL Corp. Ltd., 5.875%, 3/15/2026(a)	2,654,453
890,000	NCL Corp. Ltd., 5.875%, 2/15/2027(a)	878,546
335,000	NCL Finance Ltd., 6.125%, 3/15/2028(a)	330,824
240,000	Royal Caribbean Cruises Ltd., 4.250%, 7/01/2026(a)	232,271
1,725,000	Royal Caribbean Cruises Ltd., 5.500%, 4/01/2028(a)	1,702,995
560,000	Royal Caribbean Cruises Ltd., 6.250%, 3/15/2032(a)	564,705
845,000	VOC Escrow Ltd., 5.000%, 2/15/2028(a)	819,131
		9,613,155
	Life Insurance — 0.2%
780,000	Global Atlantic Fin Co., 3.125%, 6/15/2031(a)	645,120
425,000	Global Atlantic Fin Co., 4.400%, 10/15/2029(a)	395,764
		1,040,884
	Lodging — 0.2%
255,000	Choice Hotels International, Inc., 5.850%, 8/01/2034	251,330
690,000	Marriott International, Inc., 5.300%, 5/15/2034	677,465
		928,795
	Media Entertainment — 1.3%
1,230,000	iHeartCommunications, Inc., 5.250%, 8/15/2027(a)	653,070
1,430,000	Netflix, Inc., 4.875%, 6/15/2030(a)	1,407,514
860,000	Netflix, Inc., 5.375%, 11/15/2029(a)	868,397
365,000	Netflix, Inc., 5.875%, 11/15/2028	376,066
2,145,000	Paramount Global, 4.375%, 3/15/2043	1,422,044
570,000	Paramount Global, 5.850%, 9/01/2043	448,247
1,815,000	Paramount Global, 6.875%, 4/30/2036	1,699,632
		6,874,970
	Metals & Mining — 1.9%
1,360,000	ArcelorMittal SA, 6.800%, 11/29/2032	1,432,711
3,120,000	First Quantum Minerals Ltd., 9.375%, 3/01/2029(a)	3,260,011
5,245,000	Glencore Funding LLC, 6.500%, 10/06/2033(a)	5,463,612
		10,156,334
	Midstream — 1.3%
485,000	Cheniere Energy Partners LP, 5.950%, 6/30/2033	491,763
See accompanying notes to financial statements.
| 32

Portfolio of Investments – as of June 30, 2024 (Unaudited)
Loomis Sayles Strategic Alpha Fund (continued)
Principal Amount (‡)	Description	Value (†)

	Midstream — continued
$25,000	Targa Resources Corp., 6.125%, 3/15/2033	$25,675
3,900,000	Targa Resources Corp., 6.500%, 3/30/2034	4,129,832
950,000	Venture Global Calcasieu Pass LLC, 3.875%, 11/01/2033(a)	809,501
815,000	Venture Global Calcasieu Pass LLC, 4.125%, 8/15/2031(a)	731,353
1,045,000	Western Midstream Operating LP, 6.150%, 4/01/2033	1,071,236
		7,259,360
	Non-Agency Commercial Mortgage-Backed Securities — 7.0%
2,995,000	BBCMS Mortgage Trust, Series 2020-BID, Class B, 1 mo. USD SOFR + 2.654%, 7.984%, 10/15/2037(a)(c)	2,972,577
2,155,000	BPR Trust, Series 2021-NRD, Class F, 1 mo. USD SOFR + 6.870%, 12.199%, 12/15/2038(a)(c)	2,047,104
1,925,000	BPR Trust, Series 2022-SSP, Class A, 1 mo. USD SOFR + 3.000%, 8.329%, 5/15/2039(a)(c)	1,938,990
395,000	BX Trust, Series 2024-VLT4, Class A, 1 mo. USD SOFR + 1.491%, 6.811%, 7/15/2029(a)(c)	394,517
2,040,000	Citigroup Commercial Mortgage Trust, Series 2014-GC21, Class D, 4.968%, 5/10/2047(a)(c)	1,586,099
2,487,524	Commercial Mortgage Trust, Series 2012-CR3, Class B, 3.922%, 10/15/2045(a)	2,341,696
140,000	Commercial Mortgage Trust, Series 2012-LC4, Class C, 5.468%, 12/10/2044(c)	123,760
1,890,000	Credit Suisse Mortgage Trust, Series 2014-USA, Class D, 4.373%, 9/15/2037(a)	1,436,611
5,680,000	Credit Suisse Mortgage Trust, Series 2014-USA, Class E, 4.373%, 9/15/2037(a)	3,222,400
750,000	DBUBS Mortgage Trust, Series 2017-BRBK, Class D, 3.648%, 10/10/2034(a)(c)	652,480
920,000	DC Commercial Mortgage Trust, Series 2023-DC, Class C, 7.379%, 9/12/2040(a)(c)	937,117
558,294	Extended Stay America Trust, Series 2021-ESH, Class D, 1 mo. USD SOFR + 2.364%, 7.694%, 7/15/2038(a)(c)	557,946
473,225	GS Mortgage Securities Corp. Trust, Series 2012-BWTR, Class A, 2.954%, 11/05/2034(a)	368,815
701,683	GS Mortgage Securities Corp. Trust, Series 2013-G1, Class B, 3.845%, 4/10/2031(a)(c)	646,119
3,195,000	GS Mortgage Securities Corp. Trust, Series 2013-PEMB, Class D, 3.668%, 3/05/2033(a)(c)	1,697,620
540,000	GS Mortgage Securities Trust, Series 2011-GC5, Class C, 5.296%, 8/10/2044(a)(c)	415,816
3,905,000	GS Mortgage Securities Trust, Series 2011-GC5, Class D, 5.296%, 8/10/2044(a)(c)	1,855,218
1,945,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2011-C3, Class C, 5.360%, 2/15/2046(a)(c)	1,703,164
1,362,878	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2012-LC9, Class C, 3.686%, 12/15/2047(a)(c)	1,255,199
741,913	Morgan Stanley Capital I Trust, Series 2011-C2, Class D, 5.385%, 6/15/2044(a)(c)	711,999
Principal Amount (‡)	Description	Value (†)

	Non-Agency Commercial Mortgage-Backed Securities — continued
$2,515,000	Morgan Stanley Capital I Trust, Series 2011-C2, Class E, 5.385%, 6/15/2044(a)(c)	$1,986,198
1,060,000	Starwood Retail Property Trust, Series 2014-STAR, Class C, Prime + 0.000%, 8.500%, 11/15/2027(a)(b)(c)(g)	357,856
4,243,654	Starwood Retail Property Trust, Series 2014-STAR, Class D, Prime + 0.000%, 8.500%, 11/15/2027(a)(b)(c)(g)	351,799
3,575,000	Starwood Retail Property Trust, Series 2014-STAR, Class E, Prime + 0.000%, 8.500%, 11/15/2027(a)(b)(c)(g)	178,750
2,133,242	Wells Fargo Commercial Mortgage Trust, Series 2013-LC12, Class B, 4.083%, 7/15/2046(c)	1,958,297
1,690,000	Wells Fargo Commercial Mortgage Trust, Series 2016-C36, Class B, 3.671%, 11/15/2059(c)	1,456,624
440,000	Wells Fargo Commercial Mortgage Trust, Series 2016-C36, Class C, 4.254%, 11/15/2059(c)	369,757
941,396	WFRBS Commercial Mortgage Trust, Series 2011-C3, Class D, 6.050%, 3/15/2044(a)(c)	359,613
1,699,593	WFRBS Commercial Mortgage Trust, Series 2011-C4, Class E, 5.144%, 6/15/2044(a)(c)	1,338,427
2,245,000	WFRBS Commercial Mortgage Trust, Series 2012-C10, Class C, 4.477%, 12/15/2045(c)	1,763,444
1,570,000	WFRBS Commercial Mortgage Trust, Series 2014-C20, Class B, 4.378%, 5/15/2047	1,370,131
		38,356,143
	Pharmaceuticals — 2.2%
3,000,000	Bausch Health Cos., Inc., 4.875%, 6/01/2028(a)	2,245,080
930,000	Teva Pharmaceutical Finance Netherlands II BV, 4.375%, 5/09/2030, (EUR)	964,082
685,000	Teva Pharmaceutical Finance Netherlands II BV, 7.375%, 9/15/2029, (EUR)	811,546
570,000	Teva Pharmaceutical Finance Netherlands II BV, 7.875%, 9/15/2031, (EUR)	702,649
920,000	Teva Pharmaceutical Finance Netherlands III BV, 3.150%, 10/01/2026	863,454
7,575,000	Teva Pharmaceutical Finance Netherlands III BV, 4.100%, 10/01/2046	5,290,793
200,000	Teva Pharmaceutical Finance Netherlands III BV, 4.750%, 5/09/2027	192,732
435,000	Teva Pharmaceutical Finance Netherlands III BV, 7.875%, 9/15/2029	467,219
305,000	Teva Pharmaceutical Finance Netherlands III BV, 8.125%, 9/15/2031	339,117
		11,876,672
	Restaurants — 0.2%
1,575,000	1011778 BC ULC/New Red Finance, Inc., 4.000%, 10/15/2030(a)	1,386,473
	Retailers — 0.3%
1,950,000	Lithia Motors, Inc., 3.875%, 6/01/2029(a)	1,753,479
	Sovereigns — 2.3%
805,000	Chile Government International Bonds, 3.500%, 1/31/2034	697,416
645,000	Chile Government International Bonds, 3.500%, 1/25/2050	463,011
1,215,000	Colombia Government International Bonds, 8.000%, 11/14/2035	1,249,096
600,000	Dominican Republic International Bonds, 4.875%, 9/23/2032	536,778
See accompanying notes to financial statements.
33 |

Portfolio of Investments – as of June 30, 2024 (Unaudited)
Loomis Sayles Strategic Alpha Fund (continued)
Principal Amount (‡)	Description	Value (†)

	Sovereigns — continued
$230,000	Dominican Republic International Bonds, 6.600%, 6/01/2036(a)	$228,784
200,000	Paraguay Government International Bonds, 6.000%, 2/09/2036(a)	199,914
760,000	Philippines Government International Bonds, 2.650%, 12/10/2045	498,347
385,000	Philippines Government International Bonds, 2.950%, 5/05/2045	266,613
650,000	Qatar Government International Bonds, 5.103%, 4/23/2048	632,938
1,405,000	Republic of Poland Government International Bonds, 5.500%, 3/18/2054	1,360,068
200,000	Republic of South Africa Government International Bonds, 4.850%, 9/30/2029	183,056
600,000	Republic of South Africa Government International Bonds, 5.875%, 4/20/2032	556,008
200,000	Republic of Uzbekistan International Bonds, 3.700%, 11/25/2030	164,253
470,000	Republic of Uzbekistan International Bonds, 5.375%, 5/29/2027, (EUR)(a)	502,149
520,000	Republic of Uzbekistan International Bonds, 6.900%, 2/28/2032(a)	504,093
220,000	Republic of Uzbekistan International Bonds, 7.850%, 10/12/2028(a)	226,923
1,356,000	Romania Government International Bonds, 6.375%, 1/30/2034(a)	1,359,946
480,000	Serbia International Bonds, 6.000%, 6/12/2034(a)	471,989
915,000	Turkiye Government International Bonds, 5.875%, 5/21/2030, (EUR)	981,194
1,290,000	UAE International Government Bonds, 4.857%, 7/02/2034(a)	1,286,305
		12,368,881
	Technology — 1.9%
1,740,000	Broadcom, Inc., 3.137%, 11/15/2035(a)	1,393,370
1,400,000	Broadcom, Inc., 3.469%, 4/15/2034(a)	1,193,492
20,000	CDW LLC/CDW Finance Corp., 3.250%, 2/15/2029	18,067
1,010,000	CommScope Technologies LLC, 5.000%, 3/15/2027(a)	417,019
170,000	CommScope, Inc., 4.750%, 9/01/2029(a)	117,844
1,450,000	CommScope, Inc., 7.125%, 7/01/2028(a)	595,528
10,000	Leidos, Inc., 5.750%, 3/15/2033	10,087
340,000	Micron Technology, Inc., 5.875%, 2/09/2033	347,329
1,595,000	Micron Technology, Inc., 5.875%, 9/15/2033	1,632,187
1,390,000	Motorola Solutions, Inc., 5.400%, 4/15/2034	1,377,997
10,000	Open Text Corp., 6.900%, 12/01/2027(a)	10,379
855,000	TD SYNNEX Corp., 6.100%, 4/12/2034	857,378
1,415,000	Trimble, Inc., 6.100%, 3/15/2033	1,465,244
1,240,000	Western Digital Corp., 2.850%, 2/01/2029	1,076,097
		10,512,018
	Treasuries — 14.7%
9,499(i )	Brazil Notas do Tesouro Nacional, Series F, 10.000%, 1/01/2029, (BRL)	1,578,383
22,064,000,000	Indonesia Treasury Bonds, Series 101, 6.875%, 4/15/2029, (IDR)	1,342,542
243,781(j )	Mexico Bonos, Series M, 7.500%, 5/26/2033, (MXN)	1,146,390
2,470,000	New Zealand Government Bonds, Series 433, 3.500%, 4/14/2033, (NZD)	1,380,839
Principal Amount (‡)	Description	Value (†)

	Treasuries — continued
14,555,000	Norway Government Bonds, Series 477, 1.750%, 3/13/2025, (NOK)	$1,338,169
338,660,000	Republic of South Africa Government Bonds, Series 2037, 8.500%, 1/31/2037, (ZAR)	14,617,641
1,565,000	U.K. Gilts, 0.250%, 1/31/2025, (GBP)	1,931,795
18,060,000	U.S. Treasury Notes, 3.750%, 4/15/2026(k)	17,736,895
2,700,000	U.S. Treasury Notes, 4.250%, 1/31/2026	2,674,055
4,295,000	U.S. Treasury Notes, 4.500%, 11/30/2024(k)	4,280,697
27,660,000	U.S. Treasury Notes, 4.500%, 3/31/2026	27,515,217
4,000,000	U.S. Treasury Notes, 4.875%, 5/31/2026	4,008,125
27,735,000	Uruguay Government International Bonds, 8.250%, 5/21/2031, (UYU)	651,655
		80,202,403
	Total Non-Convertible Bonds (Identified Cost $499,121,276)	425,296,395

Convertible Bonds — 3.5%
	Airlines — 0.3%
1,625,000	Southwest Airlines Co., 1.250%, 5/01/2025	1,626,625
	Cable Satellite — 0.7%
6,650,000	DISH Network Corp., 3.375%, 8/15/2026	4,124,065
	Consumer Cyclical Services — 0.2%
160,000	Booking Holdings, Inc., 0.750%, 5/01/2025	336,498
450,000	Uber Technologies, Inc., Series 2028, 0.875%, 12/01/2028(a)	535,050
		871,548
	Electric — 0.1%
290,000	Evergy, Inc., 4.500%, 12/15/2027(a)	292,320
200,000	NRG Energy, Inc., 2.750%, 6/01/2048	383,500
		675,820
	Financial Other — 0.0%
30,180	China Aoyuan Group Ltd., Series IAI, Zero Coupon, 28.891%–30.735%, 9/30/2028(h)	337
472,629	Sunac China Holdings Ltd., 1.000% PIK or 0.000% Cash, 9/30/2032(a)(e)	28,358
		28,695
	Healthcare — 0.3%
1,715,000	Teladoc Health, Inc., 1.250%, 6/01/2027	1,421,215
	Leisure — 0.4%
1,100,000	Carnival Corp., 5.750%, 12/01/2027	1,794,100
115,000	Royal Caribbean Cruises Ltd., 6.000%, 8/15/2025	370,933
		2,165,033
	Media Entertainment — 0.2%
280,000	Liberty Media Corp.-Liberty Formula One, 2.250%, 8/15/2027	297,160
770,000	Spotify USA, Inc., Zero Coupon, 0.000%, 3/15/2026(l)	732,655
		1,029,815
	Pharmaceuticals — 0.5%
2,950,000	BioMarin Pharmaceutical, Inc., 1.250%, 5/15/2027	2,816,418
200,000	Jazz Investments I Ltd., 2.000%, 6/15/2026	192,100
		3,008,518
	Retailers — 0.3%
525,000	Etsy, Inc., 0.125%, 9/01/2027	438,493
1,230,000	Etsy, Inc., 0.250%, 6/15/2028	967,325
		1,405,818
See accompanying notes to financial statements.
| 34

Portfolio of Investments – as of June 30, 2024 (Unaudited)
Loomis Sayles Strategic Alpha Fund (continued)
Principal Amount (‡)	Description	Value (†)

	Technology — 0.5%
$170,000	Datadog, Inc., 0.125%, 6/15/2025	$246,075
190,000	Nutanix, Inc., 0.250%, 10/01/2027	221,540
580,000	ON Semiconductor Corp., 0.500%, 3/01/2029	555,640
85,000	Palo Alto Networks, Inc., 0.375%, 6/01/2025	289,612
320,000	Shift4 Payments, Inc., 0.500%, 8/01/2027	302,240
1,295,000	Unity Software, Inc., Zero Coupon, 7.173%–8.213%, 11/15/2026(h)	1,115,643
170,000	Zscaler, Inc., 0.125%, 7/01/2025	228,216
		2,958,966
	Total Convertible Bonds (Identified Cost $22,639,734)	19,316,118
	Total Bonds and Notes (Identified Cost $521,761,010)	444,612,513

Collateralized Loan Obligations — 9.4%
975,000	720 East CLO V Ltd., Series 2024-2A, Class C, 3 mo. USD SOFR + 2.200%, 7.533%, 7/20/2037(a)(c)	975,861
1,316,493	AIMCO CLO 12 Ltd., Series 2020-12A, Class AR, 3 mo. USD SOFR + 1.170%, 6.487%, 1/17/2032(a)(c)	1,319,464
700,000	AIMCO CLO 16 Ltd., Series 2021-16A, Class BR, 3 mo. USD SOFR + 1.650%, 7.229%, 7/17/2037(a)(c)	700,000
480,000	Apidos CLO XX Ltd., Series 2015-20A, Class BRR, 3 mo. USD SOFR + 2.212%, 7.539%, 7/16/2031(a)(c)	481,029
3,175,000	Apidos CLO XXIII Ltd., Series 2015-23A, Class CR, 3 mo. USD SOFR + 2.262%, 7.590%, 4/15/2033(a)(c)	3,178,623
1,660,000	Ares XXXIX CLO Ltd., Series 2016-39A, Class BR3, 3 mo. USD SOFR + 1.750%, 7.080%, 7/18/2037(a)(c)	1,659,987
1,045,000	Bain Capital Credit CLO Ltd., Series 2020-1A, Class C1R, 3 mo. USD SOFR + 2.350%, 7.673%, 4/18/2033(a)(c)	1,046,782
915,000	Bristol Park CLO Ltd., Series 2016-1A, Class CR, 3 mo. USD SOFR + 2.212%, 7.540%, 4/15/2029(a)(c)	915,854
400,000	Carbone CLO Ltd., Series 2017-1A, Class B, 3 mo. USD SOFR + 2.062%, 7.386%, 1/20/2031(a)(c)	400,751
1,925,000	Carval CLO X-C Ltd., Series 2024-2A, Class B, 3 mo. USD SOFR + 1.800%, 7.336%, 7/20/2037(a)(c)	1,925,000
730,000	CIFC Funding Ltd., Series 2013-2A, Class A3LR, 3 mo. USD SOFR + 2.212%, 7.539%, 10/18/2030(a)(c)	730,249
265,000	CIFC Funding Ltd., Series 2014-2RA, Class A3, 3 mo. USD SOFR + 2.162%, 7.485%, 4/24/2030(a)(c)	265,624
1,750,000	CIFC Funding Ltd., Series 2017-5A, Class BR, 3 mo. USD SOFR + 1.700%, 7.032%, 7/17/2037(a)(c)	1,750,000
395,000	Clover CLO LLC, Series 2021-2A, Class A, 3 mo. USD SOFR + 1.432%, 6.756%, 7/20/2034(a)(c)	395,141
250,000	Dryden 64 CLO Ltd., Series 2018-64A, Class C, 3 mo. USD SOFR + 2.012%, 7.339%, 4/18/2031(a)(c)	250,270
300,000	Dryden XXVI Senior Loan Fund, Series 2013-26A, Class CR, 3 mo. USD SOFR + 2.112%, 7.440%, 4/15/2029(a)(c)	300,285
Principal Amount (‡)	Description	Value (†)

$1,030,000	Galaxy XXVI CLO Ltd., Series 2018-26A, Class BR, 3 mo. USD SOFR + 2.600%, 7.927%, 11/22/2031(a)(c)	$1,030,967
320,000	GoldenTree Loan Management U.S. CLO 3 Ltd., Series 2018-3A, Class C, 3 mo. USD SOFR + 2.162%, 7.486%, 4/20/2030(a)(c)	320,030
435,000	Golub Capital Partners CLO 41B-R Ltd., Series 2019-41A, Class AR, 3 mo. USD SOFR + 1.582%, 6.906%, 1/20/2034(a)(c)	435,722
815,000	Golub Capital Partners CLO 74 B Ltd., Series 2024-74A, Class B, 3 mo. USD SOFR + 1.850%, 7.165%, 7/25/2037(a)(c)	815,711
470,000	Golub Capital Partners CLO 74 B Ltd., Series 2024-74A, Class C, 3 mo. USD SOFR + 2.200%, 7.515%, 7/25/2037(a)(c)	470,408
1,900,000	Madison Park Funding LIX Ltd., Series 2021-59A, Class CR, 3 mo. USD SOFR + 2.250%, 7.584%, 4/18/2037(a)(c)	1,907,020
600,000	MidOcean Credit CLO XV Ltd., Series 2024-15A, Class B, 3 mo. USD SOFR + 1.950%, 7.292%, 7/21/2037(a)(c)	600,593
3,300,000	Neuberger Berman CLO XIV Ltd., Series 2013-14A, Class CR2, 3 mo. USD SOFR + 2.162%, 7.487%, 1/28/2030(a)(c)	3,298,911
575,000	Neuberger Berman Loan Advisers CLO 45 Ltd., Series 2021-45A, Class A, 3 mo. USD SOFR + 1.392%, 6.720%, 10/14/2035(a)(c)	575,458
920,000	Octagon Investment Partners XXII Ltd., Series 2014-1A, Class CRR, 3 mo. USD SOFR + 2.162%, 7.486%, 1/22/2030(a)(c)	920,058
1,745,000	OHA Credit Funding 5 Ltd., Series 2020-5A, Class C, 3 mo. USD SOFR + 2.262%, 7.589%, 4/18/2033(a)(c)	1,749,021
485,000	OHA Credit Partners XI Ltd., Series 2015-11A, Class B1R2, 3 mo. USD SOFR + 1.800%, 7.125%, 4/20/2037(a)(c)	485,821
1,090,000	OHA Credit Partners XI Ltd., Series 2015-11A, Class CR2, 3 mo. USD SOFR + 2.200%, 7.525%, 4/20/2037(a)(c)	1,096,064
1,095,000	OHA Credit Partners XVI, Series 2021-16A, Class A, 3 mo. USD SOFR + 1.412%, 6.739%, 10/18/2034(a)(c)	1,095,891
885,000	OHA Loan Funding Ltd., Series 2013-1A, Class CR3, 3 mo. USD SOFR + 2.350%, 7.673%, 4/23/2037(a)(c)	891,814
1,535,000	OHA Loan Funding Ltd., Series 2016-1A, Class CR2, 3 mo. USD SOFR + 2.100%, 7.435%, 7/20/2037(a)(c)	1,537,970
1,945,000	Palmer Square BDC CLO 1 Ltd., Series 1A, Class B1, 3 mo. USD SOFR + 2.150%, 7.475%, 7/15/2037(a)(c)	1,965,936
300,000	Palmer Square CLO Ltd., Series 2015-2A, Class BR2, 3 mo. USD SOFR + 2.212%, 7.536%, 7/20/2030(a)(c)	300,103
1,650,000	Palmer Square CLO Ltd., Series 2024-2A, Class B, 3 mo. USD SOFR + 1.650%, 7.605%, 7/20/2037(a)(c)	1,650,000
2,610,000	Parallel Ltd., Series 2017-1A, Class CR, 3 mo. USD SOFR + 2.262%, 7.586%, 7/20/2029(a)(c)	2,610,481
2,110,000	Post CLO Ltd., Series 2023-1A, Class A, 3 mo. USD SOFR + 1.950%, 7.275%, 4/20/2036(a)(c)	2,127,127
See accompanying notes to financial statements.
35 |

Portfolio of Investments – as of June 30, 2024 (Unaudited)
Loomis Sayles Strategic Alpha Fund (continued)
Principal Amount (‡)	Description	Value (†)

$2,565,000	Rockford Tower CLO Ltd., Series 2017-2A, Class CR, 3 mo. USD SOFR + 2.162%, 7.490%, 10/15/2029(a)(c)	$2,565,073
1,399,063	Rockford Tower CLO Ltd., Series 2018-1A, Class A, 3 mo. USD SOFR + 1.362%, 6.687%, 5/20/2031(a)(c)	1,399,328
1,030,000	Signal Peak CLO 1 Ltd., Series 2014-1A, Class AR3, 3 mo. USD SOFR + 1.422%, 6.739%, 4/17/2034(a)(c)	1,031,397
1,030,000	TICP CLO VII Ltd., Series 2017-7A, Class CR, 3 mo. USD SOFR + 2.412%, 7.740%, 4/15/2033(a)(c)	1,034,241
610,000	TICP CLO XV Ltd., Series 2020-15A, Class C, 3 mo. USD SOFR + 2.412%, 7.736%, 4/20/2033(a)(c)	611,071
895,000	Verde CLO Ltd., Series 2019-1A, Class AR, 3 mo. USD SOFR + 1.362%, 6.690%, 4/15/2032(a)(c)	896,513
1,055,000	Wellfleet CLO Ltd., Series 2024-1A, Class B, 3 mo. USD SOFR + 2.050%, 7.372%, 7/18/2037(a)(c)	1,056,024
565,000	Wellfleet CLO Ltd., Series 2024-1A, Class C, 3 mo. USD SOFR + 2.450%, 7.772%, 7/18/2037(a)(c)	565,547
	Total Collateralized Loan Obligations (Identified Cost $50,971,897)	51,339,220

Senior Loans — 3.0%
	Building Materials — 0.2%
299,494	Foundation Building Materials Holding Co. LLC, 2024 Term Loan B2, 3 mo. USD SOFR + 4.000%, 9.330%, 1/29/2031(c)(m)	297,748
638,400	Summit Materials LLC, 2023 Incremental Term Loan B, 3 mo. USD SOFR + 2.500%, 7.799%, 1/12/2029(c)(m)	642,390
		940,138
	Consumer Cyclical Services — 0.2%
1,330,805	Uber Technologies, Inc., 2023 Term Loan B, 3 mo. USD SOFR + 2.750%, 8.089%, 3/03/2030(c)(m)	1,336,102
	Gaming — 0.0%
119,116	Light & Wonder International, Inc., 2024 Term Loan, 1 mo. USD SOFR + 2.750%, 8.070%, 4/14/2029(c)(m)	119,031
119,116	Light & Wonder International, Inc., 2024 Term Loan B2, 4/14/2029(n)	119,032
		238,063
	Healthcare — 0.4%
914,417	Bausch & Lomb Corp., 2023 Incremental Term Loan, 1 mo. USD SOFR + 4.000%, 9.344%, 9/29/2028(c)(m)	911,564
1,346,156	Star Parent, Inc., Term Loan B, 3 mo. USD SOFR + 3.750%, 9.085%, 9/27/2030(c)(m)	1,344,163
		2,255,727
	Leisure — 0.3%
1,082,250	Carnival Corp., 2024 Term Loan B1, 1 mo. USD SOFR + 2.750%, 8.094%, 10/18/2028(c)(m)	1,083,603
514,047	Carnival Corp., 2024 Term Loan B2, 1 mo. USD SOFR + 2.750%, 8.094%, 8/08/2027(c)(m)	515,656
		1,599,259
Principal Amount (‡)	Description	Value (†)

	Lodging — 0.2%
$589,989	Hilton Grand Vacations Borrower LLC, 2024 1st Lien Term Loan B, 1/17/2031(n)	$589,547
589,989	Hilton Grand Vacations Borrower LLC, 2024 Incremental Term Loan B, 1 mo. USD SOFR + 2.750%, 8.094%, 1/17/2031(c)(m)	589,547
		1,179,094
	Media Entertainment — 0.1%
539,289	MH Sub I LLC, 2023 Term Loan, 1 mo. USD SOFR + 4.250%, 9.594%, 5/03/2028(c)(m)	538,388
	Property & Casualty Insurance — 0.3%
194,893	AmWINS Group, Inc., 2021 Term Loan B, 1 mo. USD SOFR + 2.250%, 7.594%, 2/19/2028(c)	194,636
372,067	HUB International Ltd., 2024 Term Loan B, 3 mo. USD SOFR + 3.250%, 8.575%, 6/20/2030(c)(m)	372,718
777,000	Truist Insurance Holdings LLC, 1st Lien Term Loan, 3 mo. USD SOFR + 3.250%, 8.585%, 5/06/2031(c)(m)	777,692
		1,345,046
	Technology — 1.0%
2,420,000	GTCR W Merger Sub LLC, 2024 USD Term Loan B, 1/31/2031(n)	2,419,661
2,418,835	GTCR W Merger Sub LLC, USD Term Loan B, 3 mo. USD SOFR + 3.000%, 8.335%, 1/31/2031(c)(m)	2,418,497
389,198	Open Text Corp., 2023 Term Loan B, 1 mo. USD SOFR + 2.250%, 7.594%, 1/31/2030(c)	390,707
		5,228,865
	Transportation Services — 0.3%
320,813	Rand Parent LLC, 2023 Term Loan B, 3 mo. USD SOFR + 4.250%, 9.585%, 3/17/2030(c)(m)	320,999
1,521,600	Rand Parent LLC, 2024 Term Loan B, 3/18/2030(n)	1,522,482
		1,843,481
	Total Senior Loans (Identified Cost $16,453,842)	16,504,163

Shares
Common Stocks— 2.2%
	Aerospace & Defense — 0.2%
1,838	Lockheed Martin Corp.	858,530
	Air Freight & Logistics — 0.0%
1,267	United Parcel Service, Inc., Class B	173,389
	Banks — 0.1%
933	JPMorgan Chase & Co.	188,709
	Beverages — 0.0%
2,545	Coca-Cola Co.	161,989
	Biotechnology — 0.4%
6,161	AbbVie, Inc.	1,056,735
11,700	BioMarin Pharmaceutical, Inc.(g)	963,261
		2,019,996
	Capital Markets — 0.0%
81	BlackRock, Inc.	63,773
695	Morgan Stanley	67,547
		131,320
See accompanying notes to financial statements.
| 36

Portfolio of Investments – as of June 30, 2024 (Unaudited)
Loomis Sayles Strategic Alpha Fund (continued)
Shares	Description	Value (†)
	Chemicals — 0.0%
196	Linde PLC	$86,007
	Communications Equipment — 0.0%
2,934	Cisco Systems, Inc.	139,394
	Construction Materials — 0.3%
257,099	Cemex SAB de CV, ADR	1,642,863
	Consumer Staples Distribution & Retail — 0.1%
163	Costco Wholesale Corp.	138,548
1,971	Walmart, Inc.	133,457
		272,005
	Containers & Packaging — 0.0%
327	Packaging Corp. of America	59,697
	Electric Utilities — 0.0%
1,735	Duke Energy Corp.	173,899
	Electrical Equipment — 0.0%
733	Emerson Electric Co.	80,747
	Financial Services — 0.0%
288	Mastercard, Inc., Class A	127,054
	Ground Transportation — 0.0%
453	Union Pacific Corp.	102,496
	Health Care Equipment & Supplies — 0.0%
1,447	Abbott Laboratories	150,358
	Health Care Providers & Services — 0.2%
1,658	Elevance Health, Inc.	898,404
481	UnitedHealth Group, Inc.	244,954
		1,143,358
	Hotels, Restaurants & Leisure — 0.1%
2,457	Starbucks Corp.	191,277
	Household Products — 0.1%
1,184	Procter & Gamble Co.	195,265
	IT Services — 0.0%
106	Accenture PLC, Class A	32,161
	Life Sciences Tools & Services — 0.0%
199	Thermo Fisher Scientific, Inc.	110,047
	Machinery — 0.0%
367	Deere & Co.	137,122
	Media — 0.3%
184,712	Altice USA, Inc., Class A(g)	376,812
6,473	Comcast Corp., Class A	253,483
105,953	Paramount Global, Class B	1,100,852
		1,731,147
	Oil, Gas & Consumable Fuels — 0.1%
1,414	Exxon Mobil Corp.	162,780
3,093	Williams Cos., Inc.	131,452
		294,232
	Pharmaceuticals — 0.1%
4,507	Bristol-Myers Squibb Co.	187,176
1,406	Johnson & Johnson	205,501
1,563	Merck & Co., Inc.	193,499
		586,176
	Real Estate Management & Development — 0.0%
84,422	China Aoyuan Group Ltd.(g)	1,616
Shares	Description	Value (†)
	Semiconductors & Semiconductor Equipment — 0.1%
119	Broadcom, Inc.	$191,058
1,044	Microchip Technology, Inc.	95,526
1,106	QUALCOMM, Inc.	220,293
		506,877
	Software — 0.0%
421	Microsoft Corp.	188,166
	Specialized REITs — 0.0%
444	American Tower Corp.	86,305
	Specialty Retail — 0.0%
438	Home Depot, Inc.	150,777
	Technology Hardware, Storage & Peripherals — 0.1%
1,530	Apple, Inc.	322,249
	Trading Companies & Distributors — 0.0%
1,340	Fastenal Co.	84,206
	Total Common Stocks (Identified Cost $13,500,220)	12,129,434

Preferred Stocks — 0.1%

Convertible Preferred Stocks — 0.1%
	Brokerage — 0.1%
4,486	Apollo Global Management, Inc., 6.750%	294,326
	Midstream — 0.0%
2,232	El Paso Energy Capital Trust I, 4.750%	105,663
	Total Convertible Preferred Stocks (Identified Cost $381,987)	399,989
	Total Preferred Stocks (Identified Cost $381,987)	399,989

Other Investments — 0.0%
	Aircraft ABS — 0.0%
900	ECAF I Blocker, Ltd.(b)(o) (Identified Cost $9,000,000)	—
	Total Purchased Options — 0.1% (Identified Cost $1,465,839) (see details below)	696,681

Principal Amount (‡)
Short-Term Investments — 1.4%
$7,783,295	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/28/2024 at 3.500% to be repurchased at $7,785,565 on 7/01/2024 collateralized by $6,354,700 U.S. Treasury Inflation Indexed Note, 0.125% due 7/15/2026 valued at $7,939,023 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $7,783,295)	7,783,295
	Total Investments — 97.5% (Identified Cost $621,318,090)	533,465,295
	Other assets less liabilities — 2.5%	13,578,827
	Net Assets — 100.0%	$547,044,122
See accompanying notes to financial statements.
37 |

Portfolio of Investments – as of June 30, 2024 (Unaudited)
Loomis Sayles Strategic Alpha Fund (continued)
Purchased Options — 0.1%
Description	Expiration Date	Exercise Price	Contracts	Notional Amount	Cost	Value (†)
Options on Futures — 0.1%
CBOT 5 Year U.S. Treasury Notes, Call	8/23/2024	107.75	1,025,000	$109,242,578	$570,545	$304,297
CBOT 5 Year U.S. Treasury Notes, Call	8/23/2024	115.25	1,025,000	109,242,578	18,158	8,008
CBOT 5 Year U.S. Treasury Notes, Put	8/23/2024	99	1,025,000	109,242,578	10,150	8,008
CBOT 5 Year U.S. Treasury Notes, Put	8/23/2024	105.75	1,025,000	109,242,578	866,986	376,368
Total					$1,465,839	$696,681
Written Options — (0.1%)
Description	Expiration Date	Exercise Price	Shares/ Contracts (†††)	Notional Amount	Premiums (Received)	Value (†)
Options on Futures — (0.1%)
CBOT 5 Year U.S. Treasury Notes, Call	8/23/2024	108.75	(2,050,000)	$(218,485,156)	$(604,309)	$(288,281)
CBOT 5 Year U.S. Treasury Notes, Put	8/23/2024	104.75	(2,050,000)	(218,485,156)	(908,607)	(304,298)
Total					$(1,512,916)	$(592,579)

(†)	See Note 2 of Notes to Financial Statements.

(‡)	Principal Amount stated in U.S. dollars unless otherwise noted.
(†††)	Options on securities are expressed as shares. Options on futures are expressed as contracts.
(a)
All or a portion of these securities are exempt from
registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from
registration, normally to qualified institutional buyers. At
June 30, 2024, the value of Rule 144A holdings amounted to
$289,324,352 or 52.9% of net assets.

(b)	Level 3 security. Value has been determined using significant unobservable inputs. See Note 3 of Notes to Financial Statements.
(c)
Variable rate security. Rate as of June 30, 2024 is disclosed.
Issuers comprised of various lots with differing coupon rates have been aggregated for the purpose of presentation in the
Portfolio of Investments and show a weighted average rate.
Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the
issuer or agent and are based on current market conditions.
These securities may not indicate a reference rate and/or
spread in their description.

(d)	Perpetual bond with no specified maturity date.
(e)
Payment–in–kind security for which the issuer, at each
interest payment date, may make interest payments in cash
and/or additional principal. For the period ended June 30, 2024, interest payments were made in principal.

(f)	The issuer is in default with respect to interest and/or principal payments. Income is not being accrued.
(g)	Non-income producing security.
(h)	Interest rate represents annualized yield at time of purchase; not a coupon rate. The Fund’s investment in this security is comprised of various lots with differing annualized yields.
(i)	Amount shown represents units. One unit represents a principal amount of 1,000.
(j)	Amount shown represents units. One unit represents a principal amount of 100.
(k)	Security (or a portion thereof) has been pledged as collateral for open derivative contracts.
(l)	Interest rate represents annualized yield at time of purchase; not a coupon rate.
(m)
Stated interest rate has been determined in accordance with
the provisions of the loan agreement and is subject to a
minimum benchmark floor rate which may range from 0.00% to
0.75%, to which the spread is added.

(n)	Position is unsettled. Contract rate was not determined at June 30, 2024 and does not take effect until settlement date. Maturity date is not finalized until settlement date.
(o)	Securities subject to restriction on resale. At June 30, 2024, the restricted securities held by the Fund are as follows:

	Acquisition Date	Acquisition Cost	Value	% of Net Assets
ECAF I Blocker, Ltd.	6/18/2015	$9,000,000	$ —	0.0%

ABS	Asset-Backed Securities
ADR
An American Depositary Receipt is a certificate issued by a
custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be
significantly influenced by trading on exchanges not located in the United States.

JIBAR	Johannesburg Interbank Agreed Rate
MTN	Medium Term Note
PIK	Payment-in-Kind
REITs	Real Estate Investment Trusts
REMICS	Real Estate Mortgage Investment Conduits
SAFEX	South African Futures Exchange
SLM	Sallie Mae
SOFR	Secured Overnight Financing Rate

BRL	Brazilian Real
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
UYU	Uruguayan Peso
ZAR	South African Rand
See accompanying notes to financial statements.
| 38

Portfolio of Investments – as of June 30, 2024 (Unaudited)
Loomis Sayles Strategic Alpha Fund (continued)
At June 30, 2024, the Fund had the following open centrally cleared interest rate swap agreements:
Notional Value	Currency	Expiration Date	Fund Pays[1]	Fund Receives[1]	Market Value	Unrealized Appreciation (Depreciation)[2]
330,000,000	ZAR	5/07/2030	7.58%	3 mo. SAFEX - JIBAR	$699,176	$697,700
At June 30, 2024, the Fund had the following open centrally cleared credit default swap agreements:
Buy Protection

Reference Obligation	(Pay)/ Receive Fixed Rate	Expiration Date	Notional Value(‡)	Unamortized Up Front Premium Paid/(Received)	Market Value	Unrealized Appreciation (Depreciation)
CDX.NA.HY* .S42	(5.00%)	6/20/2029	8,185,000	$(559,425)	$(525,909)	$33,516
CDX.NA.HY* .S42	(5.00%)	6/20/2029	23,520,000	(1,607,535)	(1,511,225)	96,310
Total					$(2,037,134)	$129,826

(‡)	Notional value stated in U.S. dollars unless otherwise noted.
1	Payments are made quarterly.
2	Differences between unrealized appreciation (depreciation) and market value, if any, are due to interest booked as part of the initial trades.
*	CDX.NA.HY is an index composed of North American high yield credit default swaps.
At June 30, 2024, the Fund had the following open forward foreign currency contracts:
Counterparty	Delivery Date	Currency Bought/ Sold (B/S)		Units of Currency	In Exchange for	Notional Value	Unrealized Appreciation (Depreciation)
Bank of America N.A.	7/31/2024	EUR	B	800,000	$867,184	$857,929	$(9,255)
Bank of America N.A.	7/31/2024	EUR	S	800,000	860,616	857,929	2,687
Bank of America N.A.	9/05/2024	EUR	S	2,255,000	2,455,830	2,422,469	33,361
Barclays Bank PLC	7/31/2024	EUR	B	1,955,000	2,128,296	2,096,565	(31,731)
Barclays Bank PLC	7/31/2024	EUR	S	1,955,000	2,104,821	2,096,565	8,256
BNP Paribas SA	8/16/2024	ZAR	S	254,060,000	13,685,348	13,917,191	(231,843)
Total							$(228,525)
At June 30, 2024, open long futures contracts were as follows:
Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
CBOT 2 Year U.S. Treasury Notes Futures	9/30/2024	1,693	$344,536,654	$345,742,344	$1,205,690
CBOT 5 Year U.S. Treasury Notes Futures	9/30/2024	326	34,490,397	34,744,469	254,072
Total					$1,459,762
At June 30, 2024, open short futures contracts were as follows:
Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
CBOT U.S. Long Bond Futures	9/19/2024	159	$18,565,414	$18,811,688	$(246,274)
CBOT Ultra Long Term U.S. Treasury Bond Futures	9/19/2024	49	6,059,053	6,141,844	(82,791)
Ultra 10-Year U.S. Treasury Notes Futures	9/19/2024	441	49,536,656	50,067,281	(530,625)
Total					$(859,690)
See accompanying notes to financial statements.
39 |

Portfolio of Investments – as of June 30, 2024 (Unaudited)
Loomis Sayles Strategic Alpha Fund (continued)
Industry Summary at June 30, 2024 (Unaudited)
Treasuries	14.7%
Non-Agency Commercial Mortgage-Backed Securities	7.0
ABS Home Equity	5.9
ABS Other	5.2
Banking	4.7
ABS Car Loan	4.2
Cable Satellite	4.0
Technology	3.4
Finance Companies	3.3
Pharmaceuticals	2.8
Aerospace & Defense	2.5
Leisure	2.5
ABS Student Loan	2.4
Sovereigns	2.3
Other Investments, less than 2% each	21.8
Collateralized Loan Obligations	9.4
Short-Term Investments	1.4
Total Investments	97.5
Other assets less liabilities (Including open written options, swap agreements, forward foreign currency and futures contracts)	2.5
Net Assets	100.0%
See accompanying notes to financial statements.
| 40

Portfolio of Investments – as of June 30, 2024 (Unaudited)
Loomis Sayles Strategic Income Fund

Principal Amount (‡)	Description	Value (†)
Bonds and Notes — 79.6% of Net Assets

Non-Convertible Bonds — 72.2%
	ABS Car Loan — 1.1%
$490,102	American Credit Acceptance Receivables Trust, Series 2022-4, Class C, 7.860%, 2/15/2029(a)	$493,625
3,750,000	Avis Budget Rental Car Funding AESOP LLC, Series 2019-2A, Class D, 3.040%, 9/22/2025(a)	3,729,518
5,000,000	Avis Budget Rental Car Funding AESOP LLC, Series 2020-1A, Class D, 3.340%, 8/20/2026(a)	4,801,456
715,000	Avis Budget Rental Car Funding AESOP LLC, Series 2024-1A, Class C, 6.480%, 6/20/2030(a)	720,219
1,030,000	Credit Acceptance Auto Loan Trust, Series 2024-1A, Class C, 6.710%, 7/17/2034(a)	1,043,992
940,000	First Investors Auto Owner Trust, Series 2022-2A, Class D, 8.710%, 10/16/2028(a)	980,753
7,303,000	Hertz Vehicle Financing III LLC, Series 2022-1A, Class D, 4.850%, 6/25/2026(a)	7,050,541
1,295,000	Hertz Vehicle Financing III LLC, Series 2023-1A, Class 1D, 9.130%, 6/25/2027(a)	1,291,489
1,250,000	Hertz Vehicle Financing LLC, Series 2022-2A, Class D, 5.160%, 6/26/2028(a)	1,120,117
4,105,000	Hertz Vehicle Financing LLC, Series 2022-4A, Class D, 6.560%, 9/25/2026(a)	3,992,548
2,810,000	Prestige Auto Receivables Trust, Series 2022-1A, Class D, 8.080%, 8/15/2028(a)	2,874,737
175,000	SBNA Auto Receivables Trust, Series 2024-A, Class C, 5.590%, 1/15/2030(a)	175,053
240,000	SBNA Auto Receivables Trust, Series 2024-A, Class D, 6.040%, 4/15/2030(a)	240,906
200,000	VStrong Auto Receivables Trust, Series 2024-A, Class D, 7.290%, 7/15/2030(a)	206,162
1,540,000	Westlake Automobile Receivables Trust, Series 2023-1A, Class D, 6.790%, 11/15/2028(a)	1,564,771
		30,285,887
	ABS Credit Card — 0.2%
4,910,000	Fortiva Retail Credit Master Note Business Trust, Series 2024-ONE, Class B, 9.700%, 11/15/2029(a)	4,922,908
	ABS Home Equity — 2.4%
4,389,436	510 Asset-Backed Trust, Series 2021-NPL1, Class A1, 5.240%, 6/25/2061(a)(b)	4,323,843
5,350,000	CoreVest American Finance Ltd., Series 2021-1, Class D, 3.247%, 4/15/2053(a)	4,371,320
1,510,000	CoreVest American Finance Ltd., Series 2021-3, Class D, 3.469%, 10/15/2054(a)	1,238,648
3,245,000	CoreVest American Finance Ltd., Series 2023-RTL1, Class A1, 7.553%, 12/28/2030(a)(b)	3,257,549
2,510,000	Credit Suisse Mortgage Trust, Series 2021-RPL6, Class M2, 3.125%, 10/25/2060(a)	1,905,357
Principal Amount (‡)	Description	Value (†)

	ABS Home Equity — continued
$7,660,000	FirstKey Homes Trust, Series 2020-SFR1, Class F2, 4.284%, 8/17/2037(a)	$7,405,501
5,405,000	GITSIT Mortgage Loan Trust, Series 2024-NPL1, Class A1, 7.466%, 6/25/2054(a)(b)	5,406,589
8,303,141	Home Partners of America Trust, Series 2021-2, Class E1, 2.852%, 12/17/2026(a)	7,545,396
4,151,570	Home Partners of America Trust, Series 2021-2, Class E2, 2.952%, 12/17/2026(a)	3,770,680
2,547,542	PRPM LLC, Series 2021-4, Class A2, 6.474%, 4/25/2026(a)(b)	2,447,963
3,935,463	PRPM LLC, Series 2021-9, Class A1, 2.363%, 10/25/2026(a)(b)	3,873,111
2,885,853	PRPM LLC, Series 2024-2, Class A1, 7.026%, 3/25/2029(a)(b)	2,892,505
1,843,273	RCO VII Mortgage LLC, Series 2024-1, Class A1, 7.021%, 1/25/2029(a)(b)	1,833,454
731,292	Redwood Funding Trust, Series 2023-1, Class A, 7.500%, 7/25/2059(a)(b)	717,459
800,000	Toorak Mortgage Trust, Series 2024-RRTL1, Class A1, 6.597%, 2/25/2039(a)(b)	799,252
1,120,000	Towd Point Mortgage Trust, Series 2017-4, Class M2, 3.250%, 6/25/2057(a)(b)	952,961
795,000	Towd Point Mortgage Trust, Series 2019-4, Class M1, 3.500%, 10/25/2059(a)(b)	682,949
3,970,000	VCAT LLC, Series 2021-NPL5, Class A2, 3.844%, 8/25/2051(a)(b)	3,703,430
7,865,000	VCAT LLC, Series 2021-NPL6, Class A2, 3.967%, 9/25/2051(a)(b)	7,316,125
		64,444,092
	ABS Other — 3.1%
2,575,424	AASET Trust, Series 2021-2A, Class B, 3.538%, 1/15/2047(a)	2,268,317
1,215,000	BHG Securitization Trust, Series 2024-1CON, Class B, 6.490%, 4/17/2035(a)	1,221,953
330,000	BHG Securitization Trust, Series 2024-1CON, Class C, 6.860%, 4/17/2035(a)	332,007
1,640,065	Castlelake Aircraft Securitization Trust, Series 2018-1, Class B, 5.300%, 6/15/2043(a)	1,297,373
6,289,722	Clsec Holdings 22t LLC, Series 2021-1, Class C, 6.171%, 5/11/2037(a)	5,602,186
284,586	Elara HGV Timeshare Issuer LLC, Series 2021-A, Class C, 2.090%, 8/27/2035(a)	262,507
550,000	Foundation Finance Trust, Series 2023-2A, Class D, 9.100%, 6/15/2049(a)	566,671
10,435,000	Frontier Issuer LLC, Series 2023-1, Class A2, 6.600%, 8/20/2053(a)	10,518,814
9,250,000	Frontier Issuer LLC, Series 2024-1, Class C, 11.160%, 6/20/2054(a)	9,233,017
733,699	Hilton Grand Vacations Trust, Series 2024-1B, Class D, 8.850%, 9/15/2039(a)	746,158
44,851	HIN Timeshare Trust, Series 2020-A, Class C, 3.420%, 10/09/2039(a)	41,970
2,392,114	Lunar Structured Aircraft Portfolio Notes, Series 2021-1, Class B, 3.432%, 10/15/2046(a)	2,115,537
5,564,522	MAPS Trust, Series 2021-1A, Class A, 2.521%, 6/15/2046(a)	5,009,517
See accompanying notes to financial statements.
41 |

Portfolio of Investments – as of June 30, 2024 (Unaudited)
Loomis Sayles Strategic Income Fund (continued)
Principal Amount (‡)	Description	Value (†)

	ABS Other — continued
$690,000	Marlette Funding Trust, Series 2024-1A, Class B, 6.070%, 7/17/2034(a)	$694,273
4,285,000	Mercury Financial Credit Card Master Trust, Series 2024-2A, Class A, 6.560%, 7/20/2029(a)	4,298,232
505,000	MetroNet Infrastructure Issuer LLC, Series 2024-1A, Class A2, 6.230%, 4/20/2054(a)	510,352
12,045,104	Navigator Aircraft ABS Ltd., Series 2021-1, Class B, 3.571%, 11/15/2046(a)(b)	10,830,115
1,930,000	SCF Equipment Leasing LLC, Series 2022-2A, Class C, 6.500%, 8/20/2032(a)	1,957,153
440,000	SCF Equipment Leasing LLC, Series 2024-1A, Class C, 5.820%, 9/20/2032(a)	444,683
435,000	SCF Equipment Leasing LLC, Series 2024-1A, Class D, 6.580%, 6/21/2033(a)	437,349
3,000,000	SEB Funding LLC, Series 2024-1A, Class A2, 7.386%, 4/30/2054(a)	3,046,449
685,737	Shenton Aircraft Investment I Ltd., Series 2015-1A, Class A, 4.750%, 10/15/2042(a)	648,173
9,018,750	Slam Ltd., Series 2021-1A, Class A, 2.434%, 6/15/2046(a)	8,083,722
375,000	Stream Innovations Issuer Trust, Series 2024-1A, Class A, 6.270%, 7/15/2044(a)	374,645
2,605,000	Trafigura Securitisation Finance PLC, Series 2024-1A, Class B, 7.290%, 11/15/2027(a)	2,622,438
8,319,059	Willis Engine Structured Trust VI, Series 2021-A, Class A, 3.104%, 5/15/2046(a)	7,387,449
3,900,000	Ziply Fiber Issuer LLC, Series 2024-1A, Class A2, 6.640%, 4/20/2054(a)	3,969,908
		84,520,968
	ABS Student Loan — 0.2%
805,616	Ascent Education Funding Trust, Series 2024-A, Class A, 6.140%, 10/25/2050(a)	811,033
495,000	Ascent Education Funding Trust, Series 2024-A, Class C, 8.010%, 10/25/2050(a)	491,724
3,835,000	College Ave Student Loans LLC, Series 2024-B, Class B, 6.080%, 8/25/2054(a)	3,842,229
		5,144,986
	ABS Whole Business — 1.0%
5,925,000	Applebee's Funding LLC/IHOP Funding LLC, Series 2023-1A, Class A2, 7.824%, 3/05/2053(a)	6,125,757
1,492,500	FOCUS Brands Funding, Series 2023-2, Class A2, 8.241%, 10/30/2053(a)	1,579,675
2,255,250	Hardee's Funding LLC, Series 2021-1A, Class A2, 2.865%, 6/20/2051(a)	1,937,164
1,017,450	Hardee's Funding LLC, Series 2024-1A, Class A2, 7.253%, 3/20/2054(a)	1,041,400
749,675	Planet Fitness Master Issuer LLC, Series 2019-1A, Class A2, 3.858%, 12/05/2049(a)	687,333
131,963	Planet Fitness Master Issuer LLC, Series 2022-1A, Class A2I, 3.251%, 12/05/2051(a)	123,853
Principal Amount (‡)	Description	Value (†)

	ABS Whole Business — continued
$6,760,000	Planet Fitness Master Issuer LLC, Series 2024-1A, Class A2I, 5.765%, 6/05/2054(a)	$6,761,244
7,855,000	Subway Funding LLC, Series 2024-1A, Class A2I, 6.028%, 7/30/2054(a)	7,922,616
		26,179,042
	Aerospace & Defense — 1.5%
7,895,000	Boeing Co., 3.625%, 2/01/2031	6,909,905
6,165,000	Boeing Co., 5.150%, 5/01/2030	5,920,163
5,645,000	Boeing Co., 5.705%, 5/01/2040	5,204,491
14,665,000	Boeing Co., 5.805%, 5/01/2050	13,216,098
345,000	Boeing Co., 5.930%, 5/01/2060	308,448
1,585,000	Boeing Co., 6.388%, 5/01/2031(a)	1,613,620
1,480,000	Boeing Co., 6.528%, 5/01/2034(a)	1,515,371
4,425,000	Boeing Co., 6.858%, 5/01/2054(a)	4,540,811
2,360,000	Boeing Co., 7.008%, 5/01/2064(a)	2,416,333
		41,645,240
	Airlines — 0.0%
872,290	American Airlines Pass-Through Trust, Series 2016-3, Class B, 3.750%, 4/15/2027	839,055
459,448	American Airlines Pass-Through Trust, Series 2017-2, Class B, 3.700%, 4/15/2027	447,130
		1,286,185
	Automotive — 0.6%
6,445,000	General Motors Financial Co., Inc., 6.400%, 1/09/2033	6,688,957
2,080,000	ZF North America Capital, Inc., 6.750%, 4/23/2030(a)	2,118,357
2,055,000	ZF North America Capital, Inc., 6.875%, 4/14/2028(a)	2,095,833
3,165,000	ZF North America Capital, Inc., 6.875%, 4/23/2032(a)	3,272,151
2,170,000	ZF North America Capital, Inc., 7.125%, 4/14/2030(a)	2,245,104
		16,420,402
	Banking — 3.7%
11,885,000	Barclays PLC, (fixed rate to 3/15/2028, variable rate thereafter), 4.375%(c)	9,979,882
9,000,000	Barclays PLC, (fixed rate to 9/23/2030, variable rate thereafter), 3.564%, 9/23/2035	7,731,397
14,295,000	Credit Agricole SA, (fixed rate to 1/10/2034, variable rate thereafter), 6.251%, 1/10/2035(a)	14,380,874
8,240,000	Deutsche Bank AG, (fixed rate to 10/07/2031, variable rate thereafter), 3.742%, 1/07/2033	6,777,631
16,322,000	Deutsche Bank AG, (fixed rate to 10/14/2030, variable rate thereafter), 3.729%, 1/14/2032	13,761,497
1,709,000	Deutsche Bank AG, (fixed rate to 12/01/2027, variable rate thereafter), 4.875%, 12/01/2032	1,607,247
5,690,000	Intesa Sanpaolo SpA, 7.200%, 11/28/2033(a)	6,099,794
11,025,000	Morgan Stanley, (fixed rate to 1/19/2033, variable rate thereafter), 5.948%, 1/19/2038	10,960,769
3,695,000	UBS Group AG, (fixed rate to 11/15/2032, variable rate thereafter), 9.016%, 11/15/2033(a)	4,453,425
5,405,000	UBS Group AG, (fixed rate to 2/08/2034, variable rate thereafter), 5.699%, 2/08/2035(a)	5,399,488
See accompanying notes to financial statements.
| 42

Portfolio of Investments – as of June 30, 2024 (Unaudited)
Loomis Sayles Strategic Income Fund (continued)
Principal Amount (‡)	Description	Value (†)

	Banking — continued
$325,000	UBS Group AG, (fixed rate to 5/14/2031, variable rate thereafter), 3.091%, 5/14/2032(a)	$277,227
5,370,000	UBS Group AG, (fixed rate to 8/12/2032, variable rate thereafter), 6.537%, 8/12/2033(a)	5,637,587
14,800,000	UniCredit SpA, (fixed rate to 6/30/2030, variable rate thereafter), 5.459%, 6/30/2035(a)	13,864,267
		100,931,085
	Brokerage — 0.4%
7,080,000	Jefferies Financial Group, Inc., 6.200%, 4/14/2034	7,170,761
3,893,000	Jefferies Financial Group, Inc., 6.250%, 1/15/2036	3,931,180
		11,101,941
	Building Materials — 1.4%
29,325,000	Cemex SAB de CV, 3.875%, 7/11/2031(a)	25,854,700
1,985,000	Cemex SAB de CV, (fixed rate to 3/14/2028, variable rate thereafter), 9.125%(a)(c)	2,117,578
10,470,000	Cemex SAB de CV, (fixed rate to 6/08/2026, variable rate thereafter), 5.125%(a)(c)	10,061,624
		38,033,902
	Cable Satellite — 5.8%
34,275,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.250%, 1/15/2034(a)	26,016,700
6,555,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.750%, 2/01/2032(a)	5,368,352
7,180,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 2.300%, 2/01/2032	5,537,318
17,890,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 2.800%, 4/01/2031	14,621,822
16,530,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 3.700%, 4/01/2051	10,051,762
920,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 3.850%, 4/01/2061	537,205
31,240,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 3.950%, 6/30/2062	18,507,914
4,025,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 4.400%, 4/01/2033	3,548,210
6,425,000	CSC Holdings LLC, 3.375%, 2/15/2031(a)	4,009,777
1,075,000	CSC Holdings LLC, 4.125%, 12/01/2030(a)	694,821
415,000	CSC Holdings LLC, 4.500%, 11/15/2031(a)	267,767
48,110,000	CSC Holdings LLC, 4.625%, 12/01/2030(a)	17,521,763
5,540,000	CSC Holdings LLC, 5.000%, 11/15/2031(a)	2,008,304
14,005,000	CSC Holdings LLC, 5.375%, 2/01/2028(a)	10,640,584
1,360,000	CSC Holdings LLC, 5.750%, 1/15/2030(a)	513,329
3,705,000	Directv Financing LLC/Directv Financing Co-Obligor, Inc., 5.875%, 8/15/2027(a)	3,484,873
6,470,000	DISH DBS Corp., 5.125%, 6/01/2029	2,562,188
22,190,000	DISH DBS Corp., 5.250%, 12/01/2026(a)	17,503,299
6,575,000	DISH DBS Corp., 5.750%, 12/01/2028(a)	4,558,536
15,865,000	DISH DBS Corp., 7.750%, 7/01/2026	9,848,446
		157,802,970
Principal Amount (‡)	Description	Value (†)

	Chemicals — 0.9%
$10,887,000	Ashland, Inc., 3.375%, 9/01/2031(a)	$9,161,164
1,320,000	Braskem Netherlands Finance BV, 4.500%, 1/31/2030(a)	1,116,151
4,275,000	Braskem Netherlands Finance BV, 5.875%, 1/31/2050(a)	3,158,345
11,235,000	Celanese U.S. Holdings LLC, 6.700%, 11/15/2033	11,806,295
		25,241,955
	Construction Machinery — 0.5%
1,530,000	Ashtead Capital, Inc., 5.500%, 8/11/2032(a)	1,492,666
2,140,000	Ashtead Capital, Inc., 5.550%, 5/30/2033(a)	2,085,138
2,870,000	Ashtead Capital, Inc., 5.800%, 4/15/2034(a)	2,848,182
6,985,000	United Rentals North America, Inc., 6.125%, 3/15/2034(a)	6,959,523
		13,385,509
	Consumer Cyclical Services — 0.8%
2,145,000	TriNet Group, Inc., 3.500%, 3/01/2029(a)	1,909,261
8,665,000	Uber Technologies, Inc., 4.500%, 8/15/2029(a)	8,255,923
10,815,000	Uber Technologies, Inc., 6.250%, 1/15/2028(a)	10,827,708
		20,992,892
	Diversified Manufacturing — 0.2%
5,730,000	EMRLD Borrower LP / Emerald Co-Issuer, Inc., 6.750%, 7/15/2031(a)	5,801,625
	Electric — 0.8%
18,352,767	Alta Wind Holdings LLC, 7.000%, 6/30/2035(a)	18,242,786
3,375,000	Duke Energy Corp., 5.450%, 6/15/2034	3,335,879
		21,578,665
	Finance Companies — 4.6%
4,030,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.300%, 1/30/2032	3,462,642
2,395,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.400%, 10/29/2033	2,008,900
3,555,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 6.150%, 9/30/2030	3,675,275
10,600,000	Air Lease Corp., Series B, (fixed rate to 6/15/2026, variable rate thereafter), 4.650%(c)	10,061,717
2,570,000	Aircastle Ltd., 5.950%, 2/15/2029(a)	2,569,261
3,585,000	Aircastle Ltd., Series A, (fixed rate to 6/15/2026, variable rate thereafter), 5.250%(a)(c)	3,456,446
4,150,000	Aviation Capital Group LLC, 6.250%, 4/15/2028(a)	4,232,959
8,650,000	Aviation Capital Group LLC, 6.750%, 10/25/2028(a)	9,014,664
7,175,000	Blue Owl Capital Corp., 2.875%, 6/11/2028	6,346,524
400,000	Macquarie Airfinance Holdings Ltd., 6.400%, 3/26/2029(a)	406,766
860,000	Macquarie Airfinance Holdings Ltd., 6.500%, 3/26/2031(a)	884,350
2,920,000	Nationstar Mortgage Holdings, Inc., 5.000%, 2/01/2026(a)	2,857,988
2,210,000	Nationstar Mortgage Holdings, Inc., 5.125%, 12/15/2030(a)	2,026,550
4,855,000	Nationstar Mortgage Holdings, Inc., 5.500%, 8/15/2028(a)	4,665,280
See accompanying notes to financial statements.
43 |

Portfolio of Investments – as of June 30, 2024 (Unaudited)
Loomis Sayles Strategic Income Fund (continued)
Principal Amount (‡)	Description	Value (†)

	Finance Companies — continued
$2,301,000	OneMain Finance Corp., 3.500%, 1/15/2027	$2,155,915
555,000	OneMain Finance Corp., 3.875%, 9/15/2028	497,626
4,720,000	OneMain Finance Corp., 4.000%, 9/15/2030	4,050,901
2,025,000	OneMain Finance Corp., 5.375%, 11/15/2029	1,899,157
4,075,000	OneMain Finance Corp., 7.125%, 3/15/2026	4,140,824
11,740,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 2.875%, 10/15/2026(a)	10,963,831
8,865,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 3.625%, 3/01/2029(a)	8,041,668
33,040,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 3.875%, 3/01/2031(a)	28,793,795
9,630,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 4.000%, 10/15/2033(a)	8,115,095
		124,328,134
	Financial Other — 1.1%
758,051	Add Hero Holdings Ltd., Series IAI, 8.500% PIK or 7.500% Cash, 9/30/2029(d)	36,007
584,513	Add Hero Holdings Ltd., Series IAI, 9.000% PIK or 8.000% Cash, 9/30/2030(d)	12,362
762,777	Add Hero Holdings Ltd., Series IAI, 9.800% PIK or 8.800% Cash, 9/30/2031(d)	16,133
1,650,000	Agile Group Holdings Ltd., 5.500%, 4/21/2025(e)	111,177
1,120,000	Agile Group Holdings Ltd., 5.500%, 5/17/2026(e)	74,010
1,225,000	Agile Group Holdings Ltd., 5.750%, 1/02/2025(e)	82,651
6,150,000	Agile Group Holdings Ltd., 6.050%, 10/13/2025(e)	399,811
4,720,000	Central China Real Estate Ltd., 7.250%, 7/16/2024(e)	110,118
1,260,000	Central China Real Estate Ltd., 7.250%, 8/13/2024(e)	31,500
1,957,000	Central China Real Estate Ltd., 7.250%, 4/28/2025(e)	48,925
3,260,000	Central China Real Estate Ltd., 7.500%, 7/14/2025(e)	81,500
4,415,000	Central China Real Estate Ltd., 7.650%, 8/27/2025(e)	110,375
1,305,000	Central China Real Estate Ltd., 7.750%, 5/24/2024(e)	29,363
6,815,475	CFLD Cayman Investment Ltd., 2.500%, 1/31/2031(a)(f)	241,200
8,274,825	CFLD Cayman Investment Ltd., 2.500%, 1/31/2031(a)(f)	230,040
833,252	CFLD Cayman Investment Ltd., Zero Coupon, 0.000%–28.181%, 1/31/2031(a)(g)	16,665
435,525	China Aoyuan Group Ltd., Series IAI, 5.500% PIK or 0.000% Cash, 9/30/2031(d)	3,706
1,155,773	China Aoyuan Group Ltd., Series IAI, Zero Coupon, 0.000%–1.370%(c)(g)	8,229
1,800,000	China Evergrande Group, 8.250%, 3/23/2022(e)	34,704
4,045,000	China Evergrande Group, 8.750%, 6/28/2025(e)	50,563
1,405,000	China Evergrande Group, 9.500%, 4/11/2022(e)	21,314
335,000	China Evergrande Group, 9.500%, 3/29/2024(e)	4,188
4,060,000	CIFI Holdings Group Co. Ltd., 4.450%, 8/17/2026(e)	436,450
Principal Amount (‡)	Description	Value (†)

	Financial Other — continued
$24,490,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 4.375%, 2/01/2029	$20,939,966
895,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 5.250%, 5/15/2027	840,068
6,925,000	Kaisa Group Holdings Ltd., 9.375%, 6/30/2024(e)	225,062
1,415,000	Kaisa Group Holdings Ltd., 9.950%, 7/23/2025(e)	43,271
1,600,000	Kaisa Group Holdings Ltd., 10.500%, 1/15/2025(e)	52,000
8,085,000	Kaisa Group Holdings Ltd., 11.250%, 4/16/2025(e)	262,762
7,075,000	Kaisa Group Holdings Ltd., 11.650%, 6/01/2026(e)	229,937
4,795,000	Kaisa Group Holdings Ltd., 11.700%, 11/11/2025(e)	150,084
1,380,000	KWG Group Holdings Ltd., 6.000%, 8/14/2026(e)	83,421
3,760,000	KWG Group Holdings Ltd., 6.300%, 2/13/2026(e)	193,866
3,345,000	Logan Group Co. Ltd., 4.250%, 7/12/2025(e)	286,399
1,320,000	Logan Group Co. Ltd., 4.850%, 12/14/2026(e)	109,811
2,880,000	Shimao Group Holdings Ltd., 3.450%, 1/11/2031(e)	131,414
400,000	Shimao Group Holdings Ltd., 4.600%, 7/13/2030(e)	20,200
1,830,000	Shimao Group Holdings Ltd., 5.200%, 1/16/2027(e)	80,978
280,000	Shimao Group Holdings Ltd., 5.600%, 7/15/2026(e)	12,754
1,970,000	Shimao Group Holdings Ltd., 6.125%, 2/21/2024(e)	94,678
1,531,104	Sunac China Holdings Ltd., 6.000% PIK or 5.000% Cash, 9/30/2026(a)(d)	198,140
1,532,962	Sunac China Holdings Ltd., 6.250% PIK or 5.250% Cash, 9/30/2027(a)(d)	177,333
3,069,643	Sunac China Holdings Ltd., 6.500% PIK or 5.500% Cash, 9/30/2027(a)(d)	325,167
4,610,042	Sunac China Holdings Ltd., 6.750% PIK or 5.750% Cash, 9/30/2028(a)(d)	467,965
4,615,617	Sunac China Holdings Ltd., 7.000% PIK or 6.000% Cash, 9/30/2029(a)(d)	403,866
2,170,762	Sunac China Holdings Ltd., 7.250% PIK or 6.250% Cash, 9/30/2030(a)(d)	180,542
720,000	Times China Holdings Ltd., 5.750%, 1/14/2027(e)	16,524
4,030,000	Times China Holdings Ltd., 6.200%, 3/22/2026(e)	85,476
23,285,000	Yuzhou Group Holdings Co. Ltd., 6.350%, 1/13/2027(e)	1,320,259
1,245,000	Yuzhou Group Holdings Co. Ltd., 7.375%, 1/13/2026(e)	71,040
9,395,000	Yuzhou Group Holdings Co. Ltd., 7.700%, 2/20/2025(e)	530,911
5,345,000	Yuzhou Group Holdings Co. Ltd., 7.850%, 8/12/2026(e)	300,389
3,155,000	Yuzhou Group Holdings Co. Ltd., 8.300%, 5/27/2025(e)	181,413
4,535,000	Zhenro Properties Group Ltd., 6.630%, 1/07/2026(e)	36,734
See accompanying notes to financial statements.
| 44

Portfolio of Investments – as of June 30, 2024 (Unaudited)
Loomis Sayles Strategic Income Fund (continued)
Principal Amount (‡)	Description	Value (†)

	Financial Other — continued
$365,000	Zhenro Properties Group Ltd., 6.700%, 8/04/2026(e)	$2,821
715,000	Zhenro Properties Group Ltd., 7.350%, 2/05/2025(e)	894
		30,247,136
	Food & Beverage — 0.6%
11,860,000	Pilgrim's Pride Corp., 3.500%, 3/01/2032	10,086,219
7,245,000	Post Holdings, Inc., 4.500%, 9/15/2031(a)	6,494,033
		16,580,252
	Gaming — 0.5%
3,845,000	GLP Capital LP/GLP Financing II, Inc., 3.250%, 1/15/2032	3,231,115
9,165,000	Light & Wonder International, Inc., 7.000%, 5/15/2028(a)	9,212,355
		12,443,470
	Government Owned - No Guarantee — 0.7%
495,000	Antares Holdings LP, 2.750%, 1/15/2027(a)	449,698
585,000	Antares Holdings LP, 3.750%, 7/15/2027(a)	535,356
3,530,000	Ecopetrol SA, 8.375%, 1/19/2036	3,467,330
6,586,000	Petroleos Mexicanos, 6.625%, 6/15/2035	5,007,415
12,239,000	Petroleos Mexicanos, 6.950%, 1/28/2060	8,096,772
		17,556,571
	Health Insurance — 0.2%
880,000	Molina Healthcare, Inc., 3.875%, 11/15/2030(a)	782,324
4,280,000	Molina Healthcare, Inc., 3.875%, 5/15/2032(a)	3,708,602
		4,490,926
	Healthcare — 0.1%
2,800,000	Bausch & Lomb Corp., 8.375%, 10/01/2028(a)	2,866,500
	Independent Energy — 2.5%
1,835,000	Civitas Resources, Inc., 8.625%, 11/01/2030(a)	1,967,524
11,400,000	Continental Resources, Inc., 2.875%, 4/01/2032(a)	9,205,807
24,431,000	Continental Resources, Inc., 5.750%, 1/15/2031(a)	24,022,379
6,210,000	Energean Israel Finance Ltd., 5.375%, 3/30/2028	5,502,060
8,120,000	Energean Israel Finance Ltd., 5.875%, 3/30/2031	6,880,888
550,000	Leviathan Bond Ltd., 6.125%, 6/30/2025	531,888
5,050,000	Leviathan Bond Ltd., 6.500%, 6/30/2027	4,714,377
2,715,000	Ovintiv, Inc., 6.625%, 8/15/2037	2,826,400
1,200,000	Ovintiv, Inc., 7.375%, 11/01/2031	1,307,316
6,800,000	Permian Resources Operating LLC, 5.875%, 7/01/2029(a)	6,695,878
17,908,000	Sanchez Energy Corp., 6.125%, 1/15/2023(e)	761,090
9,520,000	Sanchez Energy Corp., 7.750%, 6/15/2021(e)	404,600
1,295,000	Southwestern Energy Co., 4.750%, 2/01/2032	1,191,303
1,990,000	Viper Energy, Inc., 7.375%, 11/01/2031(a)	2,061,019
		68,072,529
	Leisure — 2.0%
8,710,000	Carnival Corp., 5.750%, 3/01/2027(a)	8,604,809
6,065,000	Carnival Corp., 6.000%, 5/01/2029(a)	5,991,127
1,050,000	Carnival Corp., 7.000%, 8/15/2029(a)	1,088,417
6,575,000	NCL Corp. Ltd., 5.875%, 3/15/2026(a)	6,500,196
5,085,000	NCL Corp. Ltd., 5.875%, 2/15/2027(a)	5,019,556
Principal Amount (‡)	Description	Value (†)

	Leisure — continued
$4,990,000	NCL Corp. Ltd., 8.125%, 1/15/2029(a)	$5,228,285
2,415,000	NCL Finance Ltd., 6.125%, 3/15/2028(a)	2,384,895
230,000	Royal Caribbean Cruises Ltd., 4.250%, 7/01/2026(a)	222,593
12,300,000	Royal Caribbean Cruises Ltd., 5.500%, 4/01/2028(a)	12,143,098
2,570,000	Royal Caribbean Cruises Ltd., 6.250%, 3/15/2032(a)	2,591,591
4,960,000	VOC Escrow Ltd., 5.000%, 2/15/2028(a)	4,808,154
		54,582,721
	Life Insurance — 1.3%
20,000,000	National Life Insurance Co., 10.500%, 9/15/2039(a)	25,021,200
8,920,000	NLV Financial Corp., 7.500%, 8/15/2033(a)	9,475,805
		34,497,005
	Lodging — 0.9%
1,245,000	Choice Hotels International, Inc., 5.850%, 8/01/2034	1,227,082
1,745,000	Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Escrow, Inc., 4.875%, 7/01/2031(a)	1,544,779
5,385,000	Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Escrow, Inc., 5.000%, 6/01/2029(a)	5,021,238
4,155,000	Marriott Ownership Resorts, Inc., 4.500%, 6/15/2029(a)	3,817,845
12,700,000	Travel & Leisure Co., 4.500%, 12/01/2029(a)	11,700,622
		23,311,566
	Media Entertainment — 1.3%
1,550,000	iHeartCommunications, Inc., 4.750%, 1/15/2028(a)	785,102
5,275,000	iHeartCommunications, Inc., 5.250%, 8/15/2027(a)	2,800,768
14,565,000	Netflix, Inc., 4.875%, 6/15/2030(a)	14,335,973
10,269,000	Paramount Global, 4.375%, 3/15/2043	6,807,912
2,741,000	Paramount Global, 5.850%, 9/01/2043	2,155,519
8,715,000	Paramount Global, 6.875%, 4/30/2036	8,161,040
		35,046,314
	Metals & Mining — 3.2%
555,000	Anglo American Capital PLC, 5.500%, 5/02/2033(a)	543,306
14,335,000	ArcelorMittal SA, 6.750%, 3/01/2041	14,621,677
21,335,000	First Quantum Minerals Ltd., 6.875%, 10/15/2027(a)	20,843,363
17,930,000	Glencore Funding LLC, 5.700%, 5/08/2033(a)	17,862,597
25,185,000	Glencore Funding LLC, 6.500%, 10/06/2033(a)	26,234,714
6,230,000	JSW Steel Ltd., 5.050%, 4/05/2032(a)	5,477,945
		85,583,602
	Midstream — 1.1%
2,300,000	Cheniere Energy Partners LP, 3.250%, 1/31/2032	1,963,107
1,530,000	Cheniere Energy Partners LP, 4.000%, 3/01/2031	1,391,384
3,185,000	Cheniere Energy Partners LP, 5.950%, 6/30/2033	3,229,411
14,185,000	CQP Holdco LP/BIP-V Chinook Holdco LLC, 5.500%, 6/15/2031(a)	13,446,329
2,530,000	Hess Midstream Operations LP, 4.250%, 2/15/2030(a)	2,322,311
See accompanying notes to financial statements.
45 |

Portfolio of Investments – as of June 30, 2024 (Unaudited)
Loomis Sayles Strategic Income Fund (continued)
Principal Amount (‡)	Description	Value (†)

	Midstream — continued
$6,105,000	Venture Global Calcasieu Pass LLC, 3.875%, 11/01/2033(a)	$5,202,111
3,215,000	Venture Global Calcasieu Pass LLC, 4.125%, 8/15/2031(a)	2,885,031
		30,439,684
	Non-Agency Commercial Mortgage-Backed Securities — 2.0%
335,000	BBSG Mortgage Trust, Series 2016-MRP, Class A, 3.275%, 6/05/2036(a)	249,427
7,375,000	BPR Trust, Series 2021-NRD, Class F, 1 mo. USD SOFR + 6.870%, 12.199%, 12/15/2038(a)(b)	7,005,748
8,597,541	Citigroup Commercial Mortgage Trust, Series 2012-GC8, Class C, 5.107%, 9/10/2045(a)(b)	7,737,760
90,829	Commercial Mortgage Pass-Through Certificates, Series 2012-LTRT, Class A2, 3.400%, 10/05/2030(a)	87,383
2,925,000	Credit Suisse Mortgage Trust, Series 2014-USA, Class B, 4.185%, 9/15/2037(a)	2,451,858
1,690,000	Credit Suisse Mortgage Trust, Series 2014-USA, Class D, 4.373%, 9/15/2037(a)	1,284,589
3,755,000	DC Commercial Mortgage Trust, Series 2023-DC, Class C, 7.379%, 9/12/2040(a)(b)	3,824,862
1,252,652	GS Mortgage Securities Corp. Trust, Series 2013-G1, Class B, 3.845%, 4/10/2031(a)(b)	1,153,459
7,680,000	GS Mortgage Securities Corp. Trust, Series 2013-PEMB, Class C, 3.668%, 3/05/2033(a)(b)	5,173,001
5,785,000	GS Mortgage Securities Trust, Series 2014-GC22, Class D, 4.790%, 6/10/2047(a)(b)	1,726,039
290,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2012-LC9, Class D, 3.686%, 12/15/2047(a)(b)	250,948
3,110,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2013-LC11, Class C, 3.958%, 4/15/2046(b)	2,182,908
3,990,847	Med Trust, Series 2021-MDLN, Class C, 1 mo. USD SOFR + 1.914%, 7.244%, 11/15/2038(a)(b)	3,989,593
1,135,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C11, Class B, 4.213%, 8/15/2046(b)	693,479
1,917,007	Morgan Stanley Capital I Trust, Series 2012-C4, Class D, 5.336%, 3/15/2045(a)(b)	1,777,624
3,643,541	Wells Fargo Commercial Mortgage Trust, Series 2013-LC12, Class B, 4.083%, 7/15/2046(b)	3,344,739
3,459,438	Wells Fargo Commercial Mortgage Trust, Series 2014-LC16, Class B, 4.322%, 8/15/2050	3,224,160
774,624	WFRBS Commercial Mortgage Trust, Series 2012-C10, Class B, 3.744%, 12/15/2045	733,591
4,000,000	WFRBS Commercial Mortgage Trust, Series 2013-C15, Class B, 4.328%, 8/15/2046(b)	3,502,148
Principal Amount (‡)	Description	Value (†)

	Non-Agency Commercial Mortgage-Backed Securities — continued
$2,612,000	WFRBS Commercial Mortgage Trust, Series 2013-C15, Class C, 4.328%, 8/15/2046(b)	$2,026,909
940,000	WFRBS Commercial Mortgage Trust, Series 2014-C20, Class B, 4.378%, 5/15/2047	820,333
		53,240,558
	Other REITs — 0.1%
2,735,000	EPR Properties, 3.600%, 11/15/2031	2,280,113
	Pharmaceuticals — 3.0%
24,015,000	Bausch Health Cos., Inc., 4.875%, 6/01/2028(a)	17,971,865
7,750,000	Teva Pharmaceutical Finance Co. LLC, 6.150%, 2/01/2036	7,606,242
4,695,000	Teva Pharmaceutical Finance Netherlands II BV, 7.375%, 9/15/2029, (EUR)	5,562,349
3,990,000	Teva Pharmaceutical Finance Netherlands II BV, 7.875%, 9/15/2031, (EUR)	4,918,543
22,790,000	Teva Pharmaceutical Finance Netherlands III BV, 4.100%, 10/01/2046	15,917,778
7,360,000	Teva Pharmaceutical Finance Netherlands III BV, 4.750%, 5/09/2027	7,092,522
8,725,000	Teva Pharmaceutical Finance Netherlands III BV, 5.125%, 5/09/2029	8,393,176
7,055,000	Teva Pharmaceutical Finance Netherlands III BV, 7.875%, 9/15/2029	7,577,536
5,070,000	Teva Pharmaceutical Finance Netherlands III BV, 8.125%, 9/15/2031	5,637,122
		80,677,133
	Property & Casualty Insurance — 0.0%
12,510,000	MBIA Insurance Corp., 3 mo. USD SOFR + 11.522%, 16.850%, 1/15/2033(a)(f)	625,500
	Retailers — 0.4%
3,325,000	Dillard's, Inc., 7.000%, 12/01/2028	3,435,689
1,500,000	Dillard's, Inc., 7.750%, 7/15/2026	1,551,330
7,580,000	Lithia Motors, Inc., 3.875%, 6/01/2029(a)	6,816,088
		11,803,107
	Sovereigns — 4.6%
6,865,000	Chile Government International Bonds, 3.500%, 1/31/2034	5,947,525
4,875,000	Chile Government International Bonds, 3.500%, 1/25/2050	3,499,498
4,330,000	Colombia Government International Bonds, 7.500%, 2/02/2034	4,331,467
8,875,000	Colombia Government International Bonds, 8.000%, 11/14/2035	9,124,056
5,890,000	Dominican Republic International Bonds, 4.875%, 9/23/2032	5,269,373
2,900,000	Dominican Republic International Bonds, 6.600%, 6/01/2036(a)	2,884,671
3,190,000	Paraguay Government International Bonds, 6.000%, 2/09/2036(a)	3,188,628
4,410,000	Philippines Government International Bonds, 2.650%, 12/10/2045	2,891,725
5,650,000	Philippines Government International Bonds, 2.950%, 5/05/2045	3,912,625
5,080,000	Qatar Government International Bonds, 5.103%, 4/23/2048	4,946,650
3,480,000	Republic of Poland Government International Bonds, 5.500%, 4/04/2053	3,411,113
See accompanying notes to financial statements.
| 46

Portfolio of Investments – as of June 30, 2024 (Unaudited)
Loomis Sayles Strategic Income Fund (continued)
Principal Amount (‡)	Description	Value (†)

	Sovereigns — continued
$14,355,000	Republic of Poland Government International Bonds, 5.500%, 3/18/2054	$13,895,927
2,260,000	Republic of South Africa Government International Bonds, 4.850%, 9/30/2029	2,068,533
6,270,000	Republic of South Africa Government International Bonds, 5.875%, 4/20/2032	5,810,284
695,000	Republic of Uzbekistan International Bonds, 3.700%, 11/25/2030	570,781
1,540,000	Republic of Uzbekistan International Bonds, 3.900%, 10/19/2031	1,250,575
4,575,000	Republic of Uzbekistan International Bonds, 5.375%, 5/29/2027, (EUR)(a)	4,887,937
200,000	Republic of Uzbekistan International Bonds, 5.375%, 2/20/2029	186,476
4,395,000	Republic of Uzbekistan International Bonds, 6.900%, 2/28/2032(a)	4,260,557
2,210,000	Republic of Uzbekistan International Bonds, 7.850%, 10/12/2028(a)	2,279,549
9,190,000	Romania Government International Bonds, 6.375%, 1/30/2034(a)	9,216,743
4,596,000	Romania Government International Bonds, 7.125%, 1/17/2033	4,839,671
4,610,000	Serbia International Bonds, 6.000%, 6/12/2034(a)	4,533,059
9,700,000	Turkiye Government International Bonds, 5.875%, 5/21/2030, (EUR)	10,401,724
12,225,000	UAE International Government Bonds, 4.857%, 7/02/2034(a)	12,189,988
		125,799,135
	Technology — 2.6%
3,195,000	Block, Inc., 3.500%, 6/01/2031	2,756,184
6,895,000	Broadcom, Inc., 3.137%, 11/15/2035(a)	5,521,430
1,255,000	Broadcom, Inc., 3.419%, 4/15/2033(a)	1,081,997
6,790,000	Broadcom, Inc., 3.469%, 4/15/2034(a)	5,788,434
7,825,000	CDW LLC/CDW Finance Corp., 3.569%, 12/01/2031	6,834,445
9,205,000	CommScope, Inc., 4.750%, 9/01/2029(a)	6,380,906
1,215,000	Everi Holdings, Inc., 5.000%, 7/15/2029(a)	1,195,276
8,790,000	Iron Mountain, Inc., 4.875%, 9/15/2029(a)	8,283,150
13,040,000	Micron Technology, Inc., 5.875%, 9/15/2033	13,344,021
5,200,000	Sensata Technologies BV, 4.000%, 4/15/2029(a)	4,774,122
655,000	Sensata Technologies BV, 5.875%, 9/01/2030(a)	641,437
600,000	Sensata Technologies, Inc., 3.750%, 2/15/2031(a)	522,959
7,740,000	Sensata Technologies, Inc., 6.625%, 7/15/2032(a)	7,795,364
4,340,000	UKG, Inc., 6.875%, 2/01/2031(a)	4,394,380
		69,314,105
	Transportation Services — 0.3%
8,440,000	Rand Parent LLC, 8.500%, 2/15/2030(a)	8,536,722
	Treasuries — 14.2%
100,917(h )	Brazil Notas do Tesouro Nacional, Series F, 10.000%, 1/01/2029, (BRL)	16,768,679
218,221,000,000	Indonesia Treasury Bonds, Series 101, 6.875%, 4/15/2029, (IDR)	13,278,232
2,195,947(i )	Mexico Bonos, Series M, 7.500%, 5/26/2033, (MXN)	10,326,532
25,290,000	New Zealand Government Bonds, Series 433, 3.500%, 4/14/2033, (NZD)	14,138,223
Principal Amount (‡)	Description	Value (†)

	Treasuries — continued
150,645,000	Norway Government Bonds, Series 477, 1.750%, 3/13/2025, (NOK)	$13,850,113
203,840,000	Republic of South Africa Government Bonds, Series 2035, 8.875%, 2/28/2035, (ZAR)	9,435,880
15,505,000	U.K. Gilts, 0.250%, 1/31/2025, (GBP)	19,138,967
45,695,000	U.S. Treasury Bonds, 2.250%, 2/15/2052(j)	29,109,143
23,325,000	U.S. Treasury Bonds, 3.250%, 5/15/2042	19,396,195
26,205,000	U.S. Treasury Bonds, 3.875%, 2/15/2043(j)	23,686,863
162,675,000	U.S. Treasury Notes, 4.375%, 5/15/2034	162,725,836
5,425,000	U.S. Treasury Notes, 4.500%, 5/31/2029	5,461,873
13,350,000	U.S. Treasury Notes, 4.625%, 6/30/2025	13,285,336
27,285,000	U.S. Treasury Notes, 4.875%, 4/30/2026	27,325,501
263,285,000	Uruguay Government International Bonds, 8.250%, 5/21/2031, (UYU)	6,186,080
		384,113,453
	Wireless — 0.1%
4,309,000	SoftBank Group Corp., 4.625%, 7/06/2028	3,996,598
	Wirelines — 0.2%
2,258,000	Telecom Italia Capital SA, 6.000%, 9/30/2034(a)	2,136,938
4,405,000	Telecom Italia Capital SA, 6.375%, 11/15/2033(a)	4,309,235
		6,446,173
	Total Non-Convertible Bonds (Identified Cost $2,285,268,838)	1,956,599,261

Convertible Bonds — 6.0%
	Airlines — 0.6%
16,165,000	Southwest Airlines Co., 1.250%, 5/01/2025	16,181,165
	Cable Satellite — 2.9%
125,670,000	DISH Network Corp., 3.375%, 8/15/2026	77,935,522
	Consumer Cyclical Services — 0.2%
760,000	Booking Holdings, Inc., 0.750%, 5/01/2025	1,598,365
2,795,000	Uber Technologies, Inc., Series 2028, 0.875%, 12/01/2028(a)	3,323,255
1,200,000	Zillow Group, Inc., 1.375%, 9/01/2026	1,446,734
		6,368,354
	Electric — 0.1%
1,385,000	Evergy, Inc., 4.500%, 12/15/2027(a)	1,396,080
955,000	NRG Energy, Inc., 2.750%, 6/01/2048	1,831,212
		3,227,292
	Financial Other — 0.0%
103,296	China Aoyuan Group Ltd., Series IAI, Zero Coupon, 0.000%–34.161%, 9/30/2028(g)	1,156
1,846,712	Sunac China Holdings Ltd., 1.000% PIK or 0.000% Cash, 9/30/2032(a)(d)	110,803
		111,959
	Healthcare — 0.7%
21,575,000	Teladoc Health, Inc., 1.250%, 6/01/2027	17,879,139
	Leisure — 0.5%
6,520,000	Carnival Corp., 5.750%, 12/01/2027	10,634,120
540,000	Royal Caribbean Cruises Ltd., 6.000%, 8/15/2025	1,741,770
		12,375,890
	Media Entertainment — 0.0%
1,345,000	Liberty Media Corp.-Liberty Formula One, 2.250%, 8/15/2027	1,427,431
See accompanying notes to financial statements.
47 |

Portfolio of Investments – as of June 30, 2024 (Unaudited)
Loomis Sayles Strategic Income Fund (continued)
Principal Amount (‡)	Description	Value (†)

	Pharmaceuticals — 0.6%
$14,620,000	BioMarin Pharmaceutical, Inc., 1.250%, 5/15/2027	$13,957,977
1,460,000	Jazz Investments I Ltd., 2.000%, 6/15/2026	1,402,330
		15,360,307
	Technology — 0.4%
815,000	Datadog, Inc., 0.125%, 6/15/2025	1,179,712
910,000	Nutanix, Inc., 0.250%, 10/01/2027	1,061,060
2,815,000	ON Semiconductor Corp., 0.500%, 3/01/2029	2,696,770
400,000	Palo Alto Networks, Inc., 0.375%, 6/01/2025	1,362,879
1,555,000	Shift4 Payments, Inc., 0.500%, 8/01/2027	1,468,697
1,215,000	Wolfspeed, Inc., 0.250%, 2/15/2028	716,243
2,350,000	Wolfspeed, Inc., 1.875%, 12/01/2029	1,294,850
810,000	Zscaler, Inc., 0.125%, 7/01/2025	1,087,384
		10,867,595
	Total Convertible Bonds (Identified Cost $226,989,570)	161,734,654

Municipals — 1.4%
	Virginia — 1.4%
45,065,000	Tobacco Settlement Financing Corp., 6.706%, 6/01/2046 (Identified Cost $45,061,271)	38,114,247
	Total Bonds and Notes (Identified Cost $2,557,319,679)	2,156,448,162

Shares
Common Stocks— 6.3%
	Aerospace & Defense — 0.4%
23,912	Lockheed Martin Corp.	11,169,295
	Air Freight & Logistics — 0.1%
29,174	United Parcel Service, Inc., Class B	3,992,462
	Banks — 0.2%
21,542	JPMorgan Chase & Co.	4,357,085
	Beverages — 0.1%
58,668	Coca-Cola Co.	3,734,218
	Biotechnology — 0.6%
61,803	AbbVie, Inc.	10,600,450
57,899	BioMarin Pharmaceutical, Inc.(f)	4,766,825
		15,367,275
	Capital Markets — 0.1%
1,874	BlackRock, Inc.	1,475,438
16,000	Morgan Stanley	1,555,040
		3,030,478
	Chemicals — 0.1%
4,521	Linde PLC	1,983,860
	Communications Equipment — 0.1%
67,585	Cisco Systems, Inc.	3,210,963
	Construction Materials — 0.1%
534,052	Cemex SAB de CV, ADR	3,412,592
	Consumer Staples Distribution & Retail — 0.2%
3,747	Costco Wholesale Corp.	3,184,913
45,362	Walmart, Inc.	3,071,461
		6,256,374
	Containers & Packaging — 0.1%
7,520	Packaging Corp. of America	1,372,851
Shares	Description	Value (†)
	Diversified REITs — 0.0%
182,381	NexPoint Diversified Real Estate Trust	$1,008,567
	Electric Utilities — 0.1%
39,937	Duke Energy Corp.	4,002,885
	Electrical Equipment — 0.1%
16,886	Emerson Electric Co.	1,860,162
	Financial Services — 0.1%
6,631	Mastercard, Inc., Class A	2,925,332
	Ground Transportation — 0.1%
10,451	Union Pacific Corp.	2,364,643
	Health Care Equipment & Supplies — 0.1%
33,337	Abbott Laboratories	3,464,048
	Health Care Providers & Services — 0.6%
17,302	Elevance Health, Inc.	9,375,262
11,230	UnitedHealth Group, Inc.	5,718,990
		15,094,252
	Hotels, Restaurants & Leisure — 0.2%
56,644	Starbucks Corp.	4,409,735
	Household Products — 0.2%
27,299	Procter & Gamble Co.	4,502,151
	IT Services — 0.0%
2,428	Accenture PLC, Class A	736,679
	Life Sciences Tools & Services — 0.1%
4,605	Thermo Fisher Scientific, Inc.	2,546,565
	Machinery — 0.1%
8,462	Deere & Co.	3,161,657
	Media — 0.5%
1,317,588	Altice USA, Inc., Class A(f)	2,687,880
148,882	Comcast Corp., Class A	5,830,219
461,939	iHeartMedia, Inc., Class A(f)	503,513
546,648	Paramount Global, Class B	5,679,673
		14,701,285
	Oil, Gas & Consumable Fuels — 0.3%
9,229	Battalion Oil Corp.(f)	30,825
32,590	Exxon Mobil Corp.	3,751,761
71,571	Williams Cos., Inc.	3,041,767
		6,824,353
	Pharmaceuticals — 0.5%
103,933	Bristol-Myers Squibb Co.	4,316,337
32,342	Johnson & Johnson	4,727,107
36,000	Merck & Co., Inc.	4,456,800
		13,500,244
	Real Estate Management & Development — 0.0%
288,943	China Aoyuan Group Ltd.(f)	5,531
	Semiconductors & Semiconductor Equipment — 0.4%
2,743	Broadcom, Inc.	4,403,969
23,856	Microchip Technology, Inc.	2,182,824
25,549	QUALCOMM, Inc.	5,088,850
		11,675,643
	Software — 0.2%
9,696	Microsoft Corp.	4,333,627
	Specialized REITs — 0.1%
19,481	American Tower Corp.	3,786,717
	Specialty Retail — 0.1%
10,091	Home Depot, Inc.	3,473,726
See accompanying notes to financial statements.
| 48

Portfolio of Investments – as of June 30, 2024 (Unaudited)
Loomis Sayles Strategic Income Fund (continued)
Shares	Description	Value (†)
	Technology Hardware, Storage & Peripherals — 0.3%
35,051	Apple, Inc.	$7,382,442
23,768	IQOR US, Inc.(f)	54,975
		7,437,417
	Trading Companies & Distributors — 0.1%
30,863	Fastenal Co.	1,939,431
	Total Common Stocks (Identified Cost $202,206,819)	171,642,103

Principal Amount (‡)
Senior Loans — 6.3%
	Aerospace & Defense — 0.1%
$643,388	TransDigm, Inc., 2023 Term Loan J, 3 mo. USD SOFR + 2.500%, 7.843%, 2/28/2031(b)(k)	644,674
1,032,141	TransDigm, Inc., 2024 Term Loan I, 3 mo. USD SOFR + 2.750%, 8.085%, 8/24/2028(b)(k)	1,033,649
		1,678,323
	Brokerage — 0.4%
1,805,000	Assetmark Financial Holdings, Inc., 2024 Term Loan, 6/03/2031(l)	1,805,000
4,941,164	Edelman Financial Center LLC, 2024 Term Loan B, 4/07/2028(l)	4,945,808
4,523,836	Edelman Financial Center LLC, 2024 Term Loan B, 1 mo. USD SOFR + 3.250%, 8.594%, 4/07/2028(b)(k)	4,528,089
		11,278,897
	Building Materials — 0.3%
1,412,830	Foundation Building Materials Holding Co. LLC, 2024 Term Loan B2, 3 mo. USD SOFR + 4.000%, 9.330%, 1/29/2031(b)(k)	1,404,593
5,770,537	Summit Materials LLC, 2023 Incremental Term Loan B, 3 mo. USD SOFR + 2.500%, 7.799%, 1/12/2029(b)(k)	5,806,604
		7,211,197
	Consumer Cyclical Services — 0.2%
2,374,210	Ryan LLC, Term Loan, 1 mo. USD SOFR + 3.500%, 8.844%, 11/14/2030(b)(k)	2,380,740
3,693,341	Uber Technologies, Inc., 2023 Term Loan B, 3 mo. USD SOFR + 2.750%, 8.089%, 3/03/2030(b)(k)	3,708,040
		6,088,780
	Diversified Manufacturing — 0.4%
4,133,560	Resideo Funding, Inc., 2024 M&A Term Loan B, 5/21/2031(l)	4,120,663
2,420,000	Resideo Funding, Inc., 2024 M&A Term Loan B, 1 mo. USD SOFR + 2.000%, 7.339%, 5/21/2031(b)(k)	2,412,450
697,094	Resideo Funding, Inc., 2024 Term Loan B, 2/11/2028(l)	697,094
2,358,949	Resideo Funding, Inc., 2024 Term Loan B, USD SOFR + 2.000%, 7.338%, 2/11/2028(b)(k)	2,358,949
		9,589,156
	Financial Other — 0.4%
11,423,100	Trans Union LLC, 2024 Term Loan B8, 6/24/2031(l)	11,391,686
Principal Amount (‡)	Description	Value (†)
	Gaming — 0.0%
$653,362	Light & Wonder International, Inc., 2024 Term Loan, 1 mo. USD SOFR + 2.750%, 8.070%, 4/14/2029(b)(k)	$652,898
653,363	Light & Wonder International, Inc., 2024 Term Loan B2, 4/14/2029(l)	652,899
		1,305,797
	Healthcare — 1.0%
1,670,192	Bausch & Lomb Corp., 2023 Incremental Term Loan, 1 mo. USD SOFR + 4.000%, 9.344%, 9/29/2028(b)(k)	1,664,981
13,660,152	Bausch & Lomb Corp., Term Loan, 5/10/2027(l)	13,503,061
5,060,000	Medline Borrower LP, 2024 USD Add-on Term Loan B, 10/23/2028(l)	5,060,000
7,486,684	Star Parent, Inc., Term Loan B, 3 mo. USD SOFR + 3.750%, 9.085%, 9/27/2030(b)(k)	7,475,603
		27,703,645
	Leisure — 0.4%
6,077,586	Carnival Corp., 2024 Term Loan B1, 1 mo. USD SOFR + 2.750%, 8.094%, 10/18/2028(b)(k)	6,085,183
3,731,386	Carnival Corp., 2024 Term Loan B2, 1 mo. USD SOFR + 2.750%, 8.094%, 8/08/2027(b)(k)	3,743,065
1,500,000	Cedar Fair LP, 2024 Term Loan B, 1 mo. USD SOFR + 2.000%, 7.329%, 5/01/2031(b)(k)	1,495,320
		11,323,568
	Lodging — 0.9%
1,992,793	Hilton Domestic Operating Co., Inc., 2023 Term Loan B4, 11/08/2030(l)	1,994,168
2,358,308	Hilton Domestic Operating Co., Inc., 2024 Term Loan B4, 11/08/2030(l)	2,359,936
179,539	Hilton Grand Vacations Borrower LLC, 2021 Term Loan B, 8/02/2028(l)	179,379
12,079,283	Hilton Grand Vacations Borrower LLC, 2024 1st Lien Term Loan B, 1/17/2031(l)	12,070,224
6,768,038	Hilton Grand Vacations Borrower LLC, 2024 Incremental Term Loan B, 1 mo. USD SOFR + 2.750%, 8.094%, 1/17/2031(b)(k)	6,762,961
		23,366,668
	Media Entertainment — 0.4%
1,461,338	Cengage Learning, Inc., 2024 Term Loan B, 3/22/2031(l)	1,464,085
7,980,000	Cengage Learning, Inc., 2024 Term Loan B, 6 mo. USD SOFR + 4.250%, 9.538%, 3/22/2031(b)(k)	7,995,002
		9,459,087
	Paper — 0.3%
6,885,000	Asplundh Tree Expert LLC, 2024 Incremental Term Loan B, 5/23/2031(l)	6,876,394
	Property & Casualty Insurance — 0.7%
13,450,000	Amynta Agency Borrower, Inc., 2024 Term Loan B, 2/28/2028(l)	13,469,233
2,223,839	HUB International Ltd., 2024 Term Loan B, 3 mo. USD SOFR + 3.250%, 8.575%, 6/20/2030(b)(k)	2,227,731
3,815,000	Truist Insurance Holdings LLC, 1st Lien Term Loan, 3 mo. USD SOFR + 3.250%, 8.585%, 5/06/2031(b)(k)	3,818,395
		19,515,359
See accompanying notes to financial statements.
49 |

Portfolio of Investments – as of June 30, 2024 (Unaudited)
Loomis Sayles Strategic Income Fund (continued)
Principal Amount (‡)	Description	Value (†)
	Technology — 0.7%
$13,570,000	Fortress Intermediate 3, Inc., Term Loan B, 6/27/2031(l)	$13,570,000
3,315,000	GTCR W Merger Sub LLC, 2024 USD Term Loan B, 1/31/2031(l)	3,314,536
3,315,000	GTCR W Merger Sub LLC, USD Term Loan B, 3 mo. USD SOFR + 3.000%, 8.335%, 1/31/2031(b)(k)	3,314,536
		20,199,072
	Wireless — 0.1%
2,967,563	SBA Senior Finance II LLC, 2024 Term Loan B, 1 mo. USD SOFR + 2.000%, 7.350%, 1/25/2031(b)(k)	2,969,432
	Total Senior Loans (Identified Cost $170,079,707)	169,957,061

Collateralized Loan Obligations — 4.0%
6,730,000	522 Funding CLO Ltd., Series 2018-3A, Class DR, 3 mo. USD SOFR + 3.362%, 8.686%, 10/20/2031(a)(b)	6,749,490
4,475,000	AGL CLO 12 Ltd., Series 2021-12A, Class B, 3 mo. USD SOFR + 1.862%, 7.186%, 7/20/2034(a)(b)	4,477,694
4,955,000	AGL CLO 12 Ltd., Series 2021-12A, Class D, 3 mo. USD SOFR + 3.112%, 8.436%, 7/20/2034(a)(b)	4,965,901
1,245,000	AGL CLO 7 Ltd., Series 2020-7A, Class DR, 3 mo. USD SOFR + 3.362%, 8.690%, 7/15/2034(a)(b)	1,248,620
2,675,000	ARES Loan Funding I Ltd., Series 2021-ALFA, Class D, 3 mo. USD SOFR + 3.262%, 8.590%, 10/15/2034(a)(b)	2,683,343
3,025,000	Bain Capital Credit CLO Ltd., Series 2017-2A, Class DR2, 3 mo. USD SOFR + 3.362%, 8.685%, 7/25/2034(a)(b)	3,029,326
850,000	Ballyrock CLO Ltd., Series 2019-2A, Class A2RR, 3 mo. USD SOFR + 2.000%, 7.319%, 2/20/2036(a)(b)	851,257
1,505,000	Benefit Street Partners CLO XVI Ltd., Series 2018-16A, Class DR, 3 mo. USD SOFR + 3.262%, 8.579%, 1/17/2032(a)(b)	1,505,892
3,530,000	CarVal CLO III Ltd., Series 2019-2A, Class DR, 3 mo. USD SOFR + 3.212%, 8.536%, 7/20/2032(a)(b)	3,537,681
3,095,000	CIFC Funding Ltd., Series 2021-5A, Class D, 3 mo. USD SOFR + 3.512%, 8.840%, 7/15/2034(a)(b)	3,103,991
4,390,000	Clover CLO LLC, Series 2021-1A, Class D, 3 mo. USD SOFR + 3.212%, 8.536%, 4/22/2034(a)(b)	4,405,390
3,780,000	Clover CLO LLC, Series 2021-2A, Class D, 3 mo. USD SOFR + 3.312%, 8.636%, 7/20/2034(a)(b)	3,794,644
4,775,000	Crown City CLO I, Series 2020-1A, Class CR, 3 mo. USD SOFR + 3.682%, 9.006%, 7/20/2034(a)(b)	4,737,163
2,885,000	Elmwood CLO VIII Ltd., Series 2021-1A, Class DR, 3 mo. USD SOFR + 3.800%, 9.128%, 4/20/2037(a)(b)	2,932,614
980,000	LCM 30 Ltd., Series 30A, Class CR, 3 mo. USD SOFR + 2.262%, 7.586%, 4/20/2031(a)(b)	976,133
2,965,000	LCM 30 Ltd., Series 30A, Class DR, 3 mo. USD SOFR + 3.262%, 8.586%, 4/20/2031(a)(b)	2,925,376
Principal Amount (‡)	Description	Value (†)

$990,000	Madison Park Funding XXXI Ltd., Series 2018-31A, Class D1R, 3 mo. USD SOFR + 3.300%, 8.639%, 7/23/2037(a)(b)	$990,000
6,010,000	Neuberger Berman CLO XX Ltd., Series 2015-20A, Class BRR, 3 mo. USD SOFR + 1.912%, 7.240%, 7/15/2034(a)(b)	6,021,737
8,055,000	OCP CLO Ltd., Series 2019-17A, Class DR, 3 mo. USD SOFR + 3.362%, 8.686%, 7/20/2032(a)(b)	8,069,201
7,155,000	Octagon Investment Partners 42 Ltd., Series 2019-3A, Class DR, 3 mo. USD SOFR + 3.412%, 8.740%, 7/15/2034(a)(b)	7,162,370
3,125,000	Octagon Investment Partners 46 Ltd., Series 2020-2A, Class DR, 3 mo. USD SOFR + 3.562%, 8.890%, 7/15/2036(a)(b)	3,059,978
8,250,000	OHA Credit Funding 3 Ltd., Series 2019-3A, Class BR, 3 mo. USD SOFR + 1.912%, 7.236%, 7/02/2035(a)(b)	8,259,603
6,530,000	Palmer Square BDC CLO 1 Ltd., Series 1A, Class B1, 3 mo. USD SOFR + 2.150%, 7.475%, 7/15/2037(a)(b)	6,600,289
970,000	Palmer Square CLO Ltd., Series 2015-1A, Class A2R4, 3 mo. USD SOFR + 1.962%, 7.287%, 5/21/2034(a)(b)	972,361
12,510,000	Palmer Square CLO Ltd., Series 2021-4A, Class E, 3 mo. USD SOFR + 6.312%, 11.640%, 10/15/2034(a)(b)	12,590,051
400,000	THL Credit Wind River CLO Ltd., Series 2018-3A, Class D, 3 mo. USD SOFR + 3.212%, 8.536%, 1/20/2031(a)(b)	400,230
1,540,000	Vibrant CLO XIV Ltd., Series 2021-14A, Class C, 3 mo. USD SOFR + 4.012%, 9.336%, 10/20/2034(a)(b)	1,543,387
	Total Collateralized Loan Obligations (Identified Cost $107,380,250)	107,593,722

Shares
Preferred Stocks — 0.6%

Convertible Preferred Stocks — 0.2%
	Banking — 0.1%
2,644	Bank of America Corp., Series L, 7.250%	3,162,647
18	Wells Fargo & Co., Series L, Class A, 7.500%	21,401
		3,184,048
	Brokerage — 0.1%
21,739	Apollo Global Management, Inc., 6.750%	1,426,296
	Total Convertible Preferred Stocks (Identified Cost $5,382,110)	4,610,344

Non-Convertible Preferred Stocks — 0.4%
	Home Construction — 0.1%
208,246	Hovnanian Enterprises, Inc., 7.625%	3,806,737
	Office REITs — 0.1%
1,596	Highwoods Properties, Inc., Series A, 8.625%(m)	1,631,875
See accompanying notes to financial statements.
| 50

Portfolio of Investments – as of June 30, 2024 (Unaudited)
Loomis Sayles Strategic Income Fund (continued)
Shares	Description	Value (†)

	Other REITs — 0.2%
115,797	Prologis, Inc., Series Q, 8.540%	$6,310,937
	Total Non-Convertible Preferred Stocks (Identified Cost $8,314,041)	11,749,549
	Total Preferred Stocks (Identified Cost $13,696,151)	16,359,893

Principal Amount (‡)
Short-Term Investments — 6.7%
$182,614,633	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/28/2024 at 3.500% to be repurchased at $182,667,896 on 7/01/2024 collateralized by $149,095,900 U.S. Treasury Inflation Indexed Note, 0.125% due 7/15/2026 valued at $186,267,149 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $182,614,633)	182,614,633
	Total Investments — 103.5% (Identified Cost $3,233,297,239)	2,804,615,574
	Other assets less liabilities — (3.5)%	(95,795,220)
	Net Assets — 100.0%	$2,708,820,354

(†)	See Note 2 of Notes to Financial Statements.

(‡)	Principal Amount stated in U.S. dollars unless otherwise noted.
(a)
All or a portion of these securities are exempt from
registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from
registration, normally to qualified institutional buyers. At
June 30, 2024, the value of Rule 144A holdings amounted to
$1,147,436,496 or 42.4% of net assets.

(b)
Variable rate security. Rate as of June 30, 2024 is disclosed.
Issuers comprised of various lots with differing coupon rates have been aggregated for the purpose of presentation in the
Portfolio of Investments and show a weighted average rate.
Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the
issuer or agent and are based on current market conditions.
These securities may not indicate a reference rate and/or
spread in their description.

(c)	Perpetual bond with no specified maturity date.
(d)
Payment–in–kind security for which the issuer, at each
interest payment date, may make interest payments in cash
and/or additional principal. For the period ended June 30,
2024, interest payments were made in principal.

(e)	The issuer is in default with respect to interest and/or principal payments. Income is not being accrued.
(f)	Non-income producing security.
(g)	Interest rate represents annualized yield at time of purchase; not a coupon rate. The Fund’s investment in this security is comprised of various lots with differing annualized yields.
(h)	Amount shown represents units. One unit represents a principal amount of 1,000.
(i)	Amount shown represents units. One unit represents a principal amount of 100.
(j)	Security (or a portion thereof) has been pledged as collateral for open derivative contracts.
(k)
Stated interest rate has been determined in accordance with
the provisions of the loan agreement and is subject to a
minimum benchmark floor rate which may range from 0.00%
to 1.00%, to which the spread is added.

(l)	Position is unsettled. Contract rate was not determined at June 30, 2024 and does not take effect until settlement date. Maturity date is not finalized until settlement date.
(m)	Level 3 security. Value has been determined using significant unobservable inputs. See Note 3 of Notes to Financial Statements.

ABS	Asset-Backed Securities
ADR
An American Depositary Receipt is a certificate issued by a
custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be
significantly influenced by trading on exchanges not located in the United States.

PIK	Payment-in-Kind
REITs	Real Estate Investment Trusts
SOFR	Secured Overnight Financing Rate

BRL	Brazilian Real
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
UYU	Uruguayan Peso
ZAR	South African Rand
At June 30, 2024, the Fund had the following open centrally cleared credit default swap agreements:
Sell Protection

Reference Obligation	(Pay)/ Receive Fixed Rate	Expiration Date	Implied Credit Spread^	Notional Value(‡)	Unamortized Up Front Premium Paid/(Received)	Market Value	Unrealized Appreciation (Depreciation)
CDX.NA.HY* .S42	5.00%	6/20/2029	3.44%	40,000,000	$2,478,149	$2,570,111	$91,962

(‡)	Notional value stated in U.S. dollars unless otherwise noted.
^
Implied credit spreads, represented in absolute terms, serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular reference entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the reference entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

*	CDX.NA.HY is an index composed of North American high yield credit default swaps.
See accompanying notes to financial statements.
51 |

Portfolio of Investments – as of June 30, 2024 (Unaudited)
Loomis Sayles Strategic Income Fund (continued)
At June 30, 2024, the Fund had the following open forward foreign currency contracts:
Counterparty	Delivery Date	Currency Bought/ Sold (B/S)		Units of Currency	In Exchange for	Notional Value	Unrealized Appreciation (Depreciation)
Bank of America N.A.	9/18/2024	EUR	S	8,149,000	$8,878,580	$8,759,723	$118,857
At June 30, 2024, open long futures contracts were as follows:
Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
CBOT 2 Year U.S. Treasury Notes Futures	9/30/2024	1,115	$227,023,022	$227,703,906	$680,884
CBOT 5 Year U.S. Treasury Notes Futures	9/30/2024	989	104,634,979	105,405,766	770,787
CBOT U.S. Long Bond Futures	9/19/2024	4,366	509,821,339	516,552,375	6,731,036
CBOT Ultra Long Term U.S. Treasury Bond Futures	9/19/2024	553	68,383,608	69,315,094	931,486
Total					$9,114,193
At June 30, 2024, open short futures contracts were as follows:
Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Ultra 10-Year U.S. Treasury Notes Futures	9/19/2024	3,967	$445,605,248	$450,378,469	$(4,773,221)
Industry Summary at June 30, 2024 (Unaudited)
Treasuries	14.2%
Cable Satellite	8.7
Finance Companies	4.6
Sovereigns	4.6
Pharmaceuticals	4.1
Banking	3.8
Technology	3.7
Metals & Mining	3.2
ABS Other	3.1
Leisure	2.9
Independent Energy	2.5
ABS Home Equity	2.4
Non-Agency Commercial Mortgage-Backed Securities	2.0
Aerospace & Defense	2.0
Other Investments, less than 2% each	31.0
Collateralized Loan Obligations	4.0
Short-Term Investments	6.7
Total Investments	103.5
Other assets less liabilities (Including swap agreements, forward foreign currency and futures contracts)	(3.5)
Net Assets	100.0%
See accompanying notes to financial statements.
| 52

Statements of Assets and Liabilities
June 30, 2024 (Unaudited)

	High Income Fund	Investment Grade Bond Fund	Strategic Alpha Fund	Strategic Income Fund
ASSETS
Investments at cost	$53,803,059	$13,010,685,744	$621,318,090	$3,233,297,239
Net unrealized depreciation	(10,260,976)	(213,876,011)	(87,852,795)	(428,681,665)
Investments at value	43,542,083	12,796,809,733	533,465,295	2,804,615,574
Cash	79,455	3,787,877	465,645	216,757
Due from brokers (Note 2)	—	—	11,445,000	3,400,000
Foreign currency at value (identified cost $285, $1,029, $5,275,728 and $397, respectively)	282	1,023	5,260,427	396
Receivable for Fund shares sold	65,598	43,273,152	648,949	3,414,287
Receivable from investment adviser (Note 6)	2,504	—	—	—
Receivable for securities sold	156,534	7,057,266	3,085,760	5,072,101
Dividends and interest receivable	660,317	143,089,579	5,476,722	31,700,585
Unrealized appreciation on forward foreign currency contracts (Note 2)	—	—	44,304	118,857
Tax reclaims receivable	—	—	—	41,580
Receivable for variation margin on futures contracts (Note 2)	—	—	376,926	—
Prepaid expenses	312	312	312	312
TOTAL ASSETS	44,507,085	12,994,018,942	560,269,340	2,848,580,449
LIABILITIES
Options written, at value (premiums received $0, $0, $1,512,916 and $0, respectively) (Note 2)	—	—	592,579	—
Payable for securities purchased	1,479,429	318,768,458	11,231,575	130,672,616
Payable for Fund shares redeemed	65,090	7,650,174	378,931	2,269,376
Payable for variation margin on centrally cleared swap agreements (Note 2)	—	—	42,987	12,614
Payable for variation margin on futures contracts (Note 2)	—	20,576,564	—	3,494,617
Unrealized depreciation on forward foreign currency contracts (Note 2)	—	—	272,829	—
Foreign taxes payable (Note 2)	—	—	371	3,965
Management fees payable (Note 6)	—	3,565,709	244,583	1,127,819
Deferred Trustees’ fees (Note 6)	194,509	1,167,958	313,008	1,772,907
Administrative fees payable (Note 6)	1,568	453,840	20,077	99,600
Payable to distributor (Note 6d)	246	97,188	4,242	25,678
Audit and tax services fees payable	33,020	38,758	54,947	38,518
Other accounts payable and accrued expenses	25,496	651,344	69,089	242,385
TOTAL LIABILITIES	1,799,358	352,969,993	13,225,218	139,760,095
COMMITMENTS AND CONTINGENCIES(a)	—	—	—	—
NET ASSETS	$42,707,727	$12,641,048,949	$547,044,122	$2,708,820,354
NET ASSETS CONSIST OF:
Paid-in capital	$78,426,612	$13,230,735,479	$719,130,160	$3,678,762,446
Accumulated loss	(35,718,885)	(589,686,530)	(172,086,038)	(969,942,092)
NET ASSETS	$42,707,727	$12,641,048,949	$547,044,122	$2,708,820,354
See accompanying notes to financial statements.
53 |

Statements of Assets and Liabilities (continued)
June 30, 2024 (Unaudited)
	High Income Fund	Investment Grade Bond Fund	Strategic Alpha Fund	Strategic Income Fund
COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE:
Class A shares:
Net assets	$16,150,008	$732,260,660	$16,820,859	$871,825,574
Shares of beneficial interest	4,638,747	75,087,128	1,804,595	74,419,738
Net asset value and redemption price per share	$3.48	$9.75	$9.32	$11.71
Offering price per share (100/95.75 of net asset value) (Note 1)	$3.63	$10.18	$9.73	$12.23
Class C shares: (redemption price per share is equal to net asset value less any applicable contingent deferred sales charge) (Note 1)
Net assets	$578,043	$71,513,092	$2,557,510	$28,348,208
Shares of beneficial interest	165,139	7,437,107	274,942	2,386,335
Net asset value and offering price per share	$3.50	$9.62	$9.30	$11.88
Class N shares:
Net assets	$177,992	$2,080,926,868	$99,614,379	$213,359,698
Shares of beneficial interest	51,084	213,377,981	10,720,541	18,237,663
Net asset value, offering and redemption price per share	$3.48	$9.75	$9.29	$11.70
Class Y shares:
Net assets	$25,801,684	$9,652,664,774	$428,051,374	$1,532,448,047
Shares of beneficial interest	7,420,988	989,070,807	46,088,997	131,019,412
Net asset value, offering and redemption price per share	$3.48	$9.76	$9.29	$11.70
Admin Class shares:
Net assets	$—	$103,683,555	$—	$62,838,827
Shares of beneficial interest	—	10,666,558	—	5,387,169
Net asset value, offering and redemption price per share	$—	$9.72	$—	$11.66

(a)	As disclosed in the Notes to Financial Statements, if applicable.
See accompanying notes to financial statements.
| 54

Statements of Operations
For the Six Months Ended June 30, 2024 (Unaudited)

	High Income Fund	Investment Grade Bond Fund	Strategic Alpha Fund	Strategic Income Fund
INVESTMENT INCOME
Interest	$1,729,125	$302,201,360	$18,681,012	$84,362,238
Dividends	5,742	358,632	181,591	2,330,973
Less net foreign taxes withheld	—	—	(3,284)	(26,146)
	1,734,867	302,559,992	18,859,319	86,667,065
Expenses
Management fees (Note 6)	119,871	22,694,543	1,709,423	8,002,317
Service and distribution fees (Note 6)	23,609	1,523,906	34,191	1,436,897
Administrative fees (Note 6)	9,826	2,555,836	128,461	622,408
Trustees' fees and expenses (Note 6)	30,038	335,540	50,747	244,567
Transfer agent fees and expenses (Notes 6, 7 and 8)	15,826	3,767,135	177,867	1,119,248
Audit and tax services fees	28,566	34,032	47,383	34,068
Custodian fees and expenses	6,890	164,398	26,515	59,018
Legal fees	972	226,400	14,402	64,979
Registration fees	33,866	491,038	38,718	76,955
Shareholder reporting expenses	11,532	308,407	33,312	103,689
Miscellaneous expenses	19,109	208,536	28,346	63,876
Total expenses	300,105	32,309,771	2,289,365	11,828,022
Less waiver and/or expense reimbursement (Note 6)	(122,495)	(3,326,000)	(138,364)	(1,030,529)
Less expense offset (Note 8)	(1,481)	(97,899)	(5,490)	(26,080)
Net expenses	176,129	28,885,872	2,145,511	10,771,413
Net investment income	1,558,738	273,674,120	16,713,808	75,895,652
Net realized and unrealized gain (loss) on Investments, Futures contracts, Options written, Swap agreements, Forward foreign currency contracts and Foreign currency transactions
Net realized gain (loss) on:
Investments	(1,777,468)	(108,178,834)	(17,748,392)	(44,219,297)
Futures contracts	—	3,852,166	(1,436,154)	3,061,166
Options written	—	—	157,845	—
Swap agreements	29,856	—	(4,614,353)	4,679
Forward foreign currency contracts (Note 2d)	—	—	(181,343)	125,651
Foreign currency transactions (Note 2c)	—	—	(42,246)	(91,567)
Net change in unrealized appreciation (depreciation) on:
Investments	887,516	13,110,401	16,014,129	17,767,226
Futures contracts	—	(93,440,004)	639,051	(23,469,413)
Options written	—	—	943,315	—
Swap agreements	(30,163)	—	3,072,455	91,962
Forward foreign currency contracts (Note 2d)	—	—	68,955	209,183
Foreign currency translations (Note 2c)	(9)	(6)	(33,583)	(17,455)
Net realized and unrealized loss on Investments, Futures contracts, Options written, Swap agreements, Forward foreign currency contracts and Foreign currency transactions	(890,268)	(184,656,277)	(3,160,321)	(46,537,865)
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$668,470	$89,017,843	$13,553,487	$29,357,787
See accompanying notes to financial statements.
55 |

Statements of Changes in Net Assets

	High Income Fund		Investment Grade Bond Fund
	Six Months Ended June 30,2024 (Unaudited)	Year Ended December 31,2023	Six Months Ended June 30,2024 (Unaudited)	Year Ended December 31,2023
FROM OPERATIONS:
Net investment income	$1,558,738	$3,519,792	$273,674,120	$366,489,702
Net realized loss on investments, futures contracts and swap agreements	(1,747,612)	(9,750,420)	(104,326,668)	(236,353,424)
Net change in unrealized appreciation (depreciation) on investments, futures contracts, swap agreements and foreign currency translations	857,344	12,942,631	(80,329,609)	517,618,724
Net increase in net assets resulting from operations	668,470	6,712,003	89,017,843	647,755,002
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(557,628)	(1,271,536)	(15,891,846)	(27,787,284)
Class C	(21,802)	(65,853)	(1,303,435)	(2,155,422)
Class N	(6,256)	(10,957)	(41,782,414)	(55,036,030)
Class Y	(953,825)	(2,770,057)	(202,815,147)	(289,143,363)
Admin Class	—	—	(2,106,707)	(4,979,958)
Total distributions	(1,539,511)	(4,118,403)	(263,899,549)	(379,102,057)
NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARES TRANSACTIONS (Note 12)	(1,528,216)	(74,967,733)	2,447,051,729	3,097,456,282
Net increase (decrease) in net assets	(2,399,257)	(72,374,133)	2,272,170,023	3,366,109,227
NET ASSETS
Beginning of the period	45,106,984	117,481,117	10,368,878,926	7,002,769,699
End of the period	$42,707,727	$45,106,984	$12,641,048,949	$10,368,878,926
See accompanying notes to financial statements.
| 56

Statements of Changes in Net Assets (continued)

	Strategic Alpha Fund		Strategic Income Fund
	Six Months Ended June 30,2024 (Unaudited)	Year Ended December 31,2023	Six Months Ended June 30,2024 (Unaudited)	Year Ended December 31,2023
FROM OPERATIONS:
Net investment income	$16,713,808	$35,365,630	$75,895,652	$152,017,606
Net realized loss on investments, futures contracts, swap agreements, written options, forward foreign currency contracts and foreign currency transactions	(23,864,643)	(34,349,013)	(41,119,368)	(147,749,923)
Net change in unrealized appreciation (depreciation) on investments, futures contracts, swap agreements, written options, forward foreign currency contracts and foreign currency translations	20,704,322	51,201,795	(5,418,497)	226,496,538
Net increase in net assets resulting from operations	13,553,487	52,218,412	29,357,787	230,764,221
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(426,565)	(1,153,596)	(24,537,719)	(54,554,721)
Class C	(56,239)	(114,987)	(701,135)	(1,860,184)
Class N	(2,737,540)	(6,742,335)	(6,180,667)	(12,487,496)
Class Y	(11,864,655)	(30,202,975)	(44,462,523)	(95,610,490)
Admin Class	—	—	(1,673,325)	(3,475,309)
Total distributions	(15,084,999)	(38,213,893)	(77,555,369)	(167,988,200)
NET DECREASE IN NET ASSETS FROM CAPITAL SHARES TRANSACTIONS (Note 12)	(53,851,570)	(259,189,303)	(96,406,491)	(435,259,844)
Net decrease in net assets	(55,383,082)	(245,184,784)	(144,604,073)	(372,483,823)
NET ASSETS
Beginning of the period	602,427,204	847,611,988	2,853,424,427	3,225,908,250
End of the period	$547,044,122	$602,427,204	$2,708,820,354	$2,853,424,427
See accompanying notes to financial statements.
57 |

Financial Highlights
For a share outstanding throughout each period.

	High Income Fund—Class A
	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2019
Net asset value, beginning of the period	$3.55	$3.50	$4.29	$4.35	$4.25	$3.99
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.12	0.21	0.19	0.17	0.20	0.20
Net realized and unrealized gain (loss)	(0.07)	0.11	(0.77)	(0.05)	0.12 (b)	0.27
Total from Investment Operations	0.05	0.32	(0.58)	0.12	0.32	0.47
LESS DISTRIBUTIONS FROM:
Net investment income	(0.12)	(0.27)	(0.21)	(0.18)	(0.22)	(0.21)
Net asset value, end of the period	$3.48	$3.55	$3.50	$4.29	$4.35	$4.25
Total return(c)(d)	1.48%(e)	9.53%	(13.66)%	2.87%	8.16%	11.94%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$16,150	$16,031	$19,108	$20,470	$41,547	$23,199
Net expenses(f)	0.95%(g)	0.98%(h)	1.00%	1.00%	1.00%	1.03%(i)
Gross expenses	1.52%(g)(j)	1.40%	1.18%	1.19%	1.22%	1.18%
Net investment income	7.01%(g)	6.10%	5.13%	3.83%	4.91%	4.84%
Portfolio turnover rate	45%	40%	53%	67%	99%(k)	48%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)
The amount shown for a share outstanding does not correspond with the aggregate realized and unrealized gain (loss) on investments for the period due to the timing of sales and redemptions of fund shares in relation to fluctuating market values of investments of the Fund.

(c)	A sales charge for Class A shares is not reflected in total return calculations.
(d)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(e)	Periods less than one year are not annualized.
(f)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(g)	Computed on an annualized basis for periods less than one year.
(h)	Effective July 1, 2023, the expense limit decreased from 1.00% to 0.95%.
(i)	Effective July 1, 2019, the expense limit decreased from 1.05% to 1.00%.
(j)	Includes transfer agent fees and expenses before expense offset. Without these expenses the ratio of gross expenses would have been 1.51%. See Note 8 of Notes to Financial Statements.
(k)	The variation in the Fund’s turnover rate from 2019 to 2020 was primarily due to a significant repositioning of the portfolio as a result of increased market volatility.
See accompanying notes to financial statements.
| 58

Financial Highlights (continued)
For a share outstanding throughout each period.

	High Income Fund—Class C
	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2019
Net asset value, beginning of the period	$3.57	$3.51	$4.31	$4.37	$4.27	$4.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.11	0.19	0.16	0.14	0.17	0.17
Net realized and unrealized gain (loss)	(0.07)	0.11	(0.78)	(0.05)	0.12 (b)	0.28
Total from Investment Operations	0.04	0.30	(0.62)	0.09	0.29	0.45
LESS DISTRIBUTIONS FROM:
Net investment income	(0.11)	(0.24)	(0.18)	(0.15)	(0.19)	(0.18)
Net asset value, end of the period	$3.50	$3.57	$3.51	$4.31	$4.37	$4.27
Total return(c)(d)	1.09%(e)	8.94%	(14.50)%	2.07%	7.30%	11.32%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$578	$754	$1,182	$1,795	$2,933	$3,836
Net expenses(f)	1.70%(g)	1.73%(h)	1.75%	1.75%	1.75%	1.78%(i)
Gross expenses	2.28%(g)(j)	2.15%	1.93%	1.94%	1.97%	1.93%
Net investment income	6.26%(g)	5.28%	4.34%	3.14%	4.24%	4.11%
Portfolio turnover rate	45%	40%	53%	67%	99%(k)	48%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)
The amount shown for a share outstanding does not correspond with the aggregate realized and unrealized gain (loss) on investments for the period due to the timing of sales and redemptions of fund shares in relation to fluctuating market values of investments of the Fund.

(c)	A contingent deferred sales charge for Class C shares is not reflected in total return calculations.
(d)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(e)	Periods less than one year are not annualized.
(f)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(g)	Computed on an annualized basis for periods less than one year.
(h)	Effective July 1, 2023, the expense limit decreased from 1.75% to 1.70%.
(i)	Effective July 1, 2019, the expense limit decreased from 1.80% to 1.75%.
(j)	Includes transfer agent fees and expenses before expense offset. Without these expenses the ratio of gross expenses would have been 2.26%. See Note 8 of Notes to Financial Statements.
(k)	The variation in the Fund’s turnover rate from 2019 to 2020 was primarily due to a significant repositioning of the portfolio as a result of increased market volatility.
See accompanying notes to financial statements.
59 |

Financial Highlights (continued)
For a share outstanding throughout each period.

	High Income Fund—Class N
	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2019
Net asset value, beginning of the period	$3.55	$3.50	$4.29	$4.36	$4.25	$3.99
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.13	0.23	0.20	0.18	0.21	0.22
Net realized and unrealized gain (loss)	(0.07)	0.10	(0.77)	(0.05)	0.14 (b)	0.26
Total from Investment Operations	0.06	0.33	(0.57)	0.13	0.35	0.48
LESS DISTRIBUTIONS FROM:
Net investment income	(0.13)	(0.28)	(0.22)	(0.20)	(0.24)	(0.22)
Net asset value, end of the period	$3.48	$3.55	$3.50	$4.29	$4.36	$4.25
Total return(c)	1.62%(d)	9.85%	(13.40)%	2.95%	8.73%	12.28%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$178	$173	$132	$105	$14,783	$11,977
Net expenses(e)	0.65%(f)	0.67%(g)	0.70%	0.70%	0.70%	0.72%(h)
Gross expenses	2.10%(f)(i)	1.82%	1.80%	0.86%	0.88%	0.82%
Net investment income	7.31%(f)	6.47%	5.46%	4.10%	5.28%	5.13%
Portfolio turnover rate	45%	40%	53%	67%	99%(j)	48%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)
The amount shown for a share outstanding does not correspond with the aggregate realized and unrealized gain (loss) on investments for the period due to the timing of sales and redemptions of fund shares in relation to fluctuating market values of investments of the Fund.

(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	Periods less than one year are not annualized.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Computed on an annualized basis for periods less than one year.
(g)	Effective July 1, 2023, the expense limit decreased from 0.70% to 0.65%.
(h)	Effective July 1, 2019, the expense limit decreased from 0.75% to 0.70%.
(i)	Includes transfer agent fees and expenses before expense offset. Without these expenses the ratio of gross expenses would have been 2.08%. See Note 8 of Notes to Financial Statements.
(j)	The variation in the Fund’s turnover rate from 2019 to 2020 was primarily due to a significant repositioning of the portfolio as a result of increased market volatility.
See accompanying notes to financial statements.
| 60

Financial Highlights (continued)
For a share outstanding throughout each period.

	High Income Fund—Class Y
	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2019
Net asset value, beginning of the period	$3.55	$3.49	$4.28	$4.34	$4.25	$3.98
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.13	0.22	0.20	0.18	0.22	0.21
Net realized and unrealized gain (loss)	(0.07)	0.12	(0.77)	(0.05)	0.10 (b)	0.28
Total from Investment Operations	0.06	0.34	(0.57)	0.13	0.32	0.49
LESS DISTRIBUTIONS FROM:
Net investment income	(0.13)	(0.28)	(0.22)	(0.19)	(0.23)	(0.22)
Net asset value, end of the period	$3.48	$3.55	$3.49	$4.28	$4.34	$4.25
Total return(c)	1.60%(d)	10.13%	(13.47)%	3.15%	8.19%	12.52%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$25,802	$28,150	$97,059	$104,957	$53,456	$108,315
Net expenses(e)	0.70%(f)	0.73%(g)	0.75%	0.75%	0.75%	0.77%(h)
Gross expenses	1.26%(f)	1.16%	0.93%	0.95%	0.98%	0.93%
Net investment income	7.26%(f)	6.17%	5.39%	4.16%	5.32%	5.07%
Portfolio turnover rate	45%	40%	53%	67%	99%(i)	48%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)
The amount shown for a share outstanding does not correspond with the aggregate realized and unrealized gain (loss) on investments for the period due to the timing of sales and redemptions of fund shares in relation to fluctuating market values of investments of the Fund.

(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	Periods less than one year are not annualized.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Computed on an annualized basis for periods less than one year.
(g)	Effective July 1, 2023, the expense limit decreased from 0.75% to 0.70%.
(h)	Effective July 1, 2019, the expense limit decreased from 0.80% to 0.75%.
(i)	The variation in the Fund’s turnover rate from 2019 to 2020 was primarily due to a significant repositioning of the portfolio as a result of increased market volatility.
See accompanying notes to financial statements.
61 |

Financial Highlights (continued)
For a share outstanding throughout each period.

	Investment Grade Bond Fund—Class A
	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2019
Net asset value, beginning of the period	$9.92	$9.63	$11.22	$11.65	$11.33	$10.77
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.22	0.39	0.28	0.26	0.32	0.35
Net realized and unrealized gain (loss)	(0.18)	0.30	(1.58)	(0.26)	0.94	0.58
Total from Investment Operations	0.04	0.69	(1.30)	0.00 (b)	1.26	0.93
LESS DISTRIBUTIONS FROM:
Net investment income	(0.21)	(0.40)	(0.28)	(0.26)	(0.32)	(0.36)
Net realized capital gains	—	—	(0.01)	(0.17)	(0.62)	(0.01)
Total Distributions	(0.21)	(0.40)	(0.29)	(0.43)	(0.94)	(0.37)
Net asset value, end of the period	$9.75	$9.92	$9.63	$11.22	$11.65	$11.33
Total return(c)(d)	0.44%(e)	7.34%	(11.62)%	0.07%	11.41%	8.78%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$732,261	$717,999	$641,311	$793,271	$872,976	$772,485
Net expenses(f)	0.74%(g)	0.74%	0.75%(h)	0.75%	0.76%(i)	0.77%(j)
Gross expenses	0.80%(g)	0.81%	0.80%	0.79%	0.80%	0.81%
Net investment income	4.58%(g)	4.04%	2.71%	2.24%	2.73%	3.10%
Portfolio turnover rate	18%	25%	31%	27%	70%(k)	44%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01 per share.
(c)	A sales charge for Class A shares is not reflected in total return calculations.
(d)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(e)	Periods less than one year are not annualized.
(f)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(g)	Computed on an annualized basis for periods less than one year.
(h)	Effective July 1, 2022, the expense limit decreased from 0.75% to 0.74%.
(i)	Effective July 1, 2020, the expense limit decreased from 0.76% to 0.75%.
(j)	Effective July 1, 2019, the expense limit decreased from 0.78% to 0.76%.
(k)	The variation in the Fund’s turnover rate from 2019 to 2020 was primarily due to a significant repositioning of the portfolio as a result of increased market volatility.
See accompanying notes to financial statements.
| 62

Financial Highlights (continued)
For a share outstanding throughout each period.

	Investment Grade Bond Fund—Class C
	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2019
Net asset value, beginning of the period	$9.78	$9.51	$11.07	$11.51	$11.20	$10.65
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.18	0.31	0.20	0.17	0.23	0.26
Net realized and unrealized gain (loss)	(0.16)	0.29	(1.55)	(0.26)	0.93	0.58
Total from Investment Operations	0.02	0.60	(1.35)	(0.09)	1.16	0.84
LESS DISTRIBUTIONS FROM:
Net investment income	(0.18)	(0.33)	(0.20)	(0.18)	(0.23)	(0.28)
Net realized capital gains	—	—	(0.01)	(0.17)	(0.62)	(0.01)
Total Distributions	(0.18)	(0.33)	(0.21)	(0.35)	(0.85)	(0.29)
Net asset value, end of the period	$9.62	$9.78	$9.51	$11.07	$11.51	$11.20
Total return(b)(c)	0.20%(d)	6.43%	(12.26)%	(0.70)%	10.61%	7.94%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$71,513	$68,821	$56,520	$80,099	$132,606	$204,395
Net expenses(e)	1.49%(f)	1.49%	1.50%(g)	1.50%	1.51%(h)	1.52%(i)
Gross expenses	1.55%(f)	1.56%	1.55%	1.54%	1.55%	1.56%
Net investment income	3.83%(f)	3.29%	1.94%	1.50%	2.01%	2.35%
Portfolio turnover rate	18%	25%	31%	27%	70%(j)	44%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	A contingent deferred sales charge for Class C shares is not reflected in total return calculations.
(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	Periods less than one year are not annualized.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Computed on an annualized basis for periods less than one year.
(g)	Effective July 1, 2022, the expense limit decreased from 1.50% to 1.49%.
(h)	Effective July 1, 2020, the expense limit decreased from 1.51% to 1.50%.
(i)	Effective July 1, 2019, the expense limit decreased from 1.53% to 1.51%.
(j)	The variation in the Fund’s turnover rate from 2019 to 2020 was primarily due to a significant repositioning of the portfolio as a result of increased market volatility.
See accompanying notes to financial statements.
63 |

Financial Highlights (continued)
For a share outstanding throughout each period.

	Investment Grade Bond Fund—Class N
	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2019
Net asset value, beginning of the period	$9.92	$9.64	$11.22	$11.65	$11.33	$10.78
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.24	0.42	0.31	0.29	0.35	0.38
Net realized and unrealized gain (loss)	(0.18)	0.29	(1.57)	(0.25)	0.94	0.58
Total from Investment Operations	0.06	0.71	(1.26)	0.04	1.29	0.96
LESS DISTRIBUTIONS FROM:
Net investment income	(0.23)	(0.43)	(0.31)	(0.30)	(0.35)	(0.40)
Net realized capital gains	—	—	(0.01)	(0.17)	(0.62)	(0.01)
Total Distributions	(0.23)	(0.43)	(0.32)	(0.47)	(0.97)	(0.41)
Net asset value, end of the period	$9.75	$9.92	$9.64	$11.22	$11.65	$11.33
Total return	0.59%(b)(c)	7.55%(b)	(11.26)%(b)	0.37%(b)	11.74%(b)	9.11%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$2,080,927	$1,496,893	$1,348,621	$1,473,020	$1,188,772	$1,367,172
Net expenses	0.44%(d)(e)	0.44%(d)	0.45%(d)(f)	0.45%(d)	0.46%(d)(g)	0.47%(h)
Gross expenses	0.48%(e)	0.47%	0.47%	0.47%	0.47%	0.47%
Net investment income	4.90%(e)	4.32%	3.02%	2.53%	3.04%	3.40%
Portfolio turnover rate	18%	25%	31%	27%	70%(i)	44%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	Periods less than one year are not annualized.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(e)	Computed on an annualized basis for periods less than one year.
(f)	Effective July 1, 2022, the expense limit decreased from 0.45% to 0.44%.
(g)	Effective July 1, 2020, the expense limit decreased from 0.46% to 0.45%.
(h)	Effective July 1, 2019, the expense limit decreased from 0.48% to 0.46%.
(i)	The variation in the Fund’s turnover rate from 2019 to 2020 was primarily due to a significant repositioning of the portfolio as a result of increased market volatility.
See accompanying notes to financial statements.
| 64

Financial Highlights (continued)
For a share outstanding throughout each period.

	Investment Grade Bond Fund—Class Y
	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2019
Net asset value, beginning of the period	$9.92	$9.64	$11.22	$11.66	$11.34	$10.78
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.24	0.42	0.30	0.29	0.35	0.37
Net realized and unrealized gain (loss)	(0.18)	0.28	(1.56)	(0.27)	0.94	0.59
Total from Investment Operations	0.06	0.70	(1.26)	0.02	1.29	0.96
LESS DISTRIBUTIONS FROM:
Net investment income	(0.22)	(0.42)	(0.31)	(0.29)	(0.35)	(0.39)
Net realized capital gains	—	—	(0.01)	(0.17)	(0.62)	(0.01)
Total Distributions	(0.22)	(0.42)	(0.32)	(0.46)	(0.97)	(0.40)
Net asset value, end of the period	$9.76	$9.92	$9.64	$11.22	$11.66	$11.34
Total return(b)	0.67%(c)	7.50%	(11.31)%	0.24%	11.68%	9.04%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$9,652,665	$7,942,477	$4,833,608	$3,920,635	$3,704,948	$3,118,505
Net expenses(d)	0.49%(e)	0.49%	0.49%(f)	0.50%	0.51%(g)	0.52%(h)
Gross expenses	0.55%(e)	0.56%	0.55%	0.54%	0.55%	0.56%
Net investment income	4.84%(e)	4.33%	3.01%	2.49%	2.98%	3.35%
Portfolio turnover rate	18%	25%	31%	27%	70%(i)	44%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	Periods less than one year are not annualized.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(e)	Computed on an annualized basis for periods less than one year.
(f)	Effective July 1, 2022, the expense limit decreased from 0.50% to 0.49%.
(g)	Effective July 1, 2020, the expense limit decreased from 0.51% to 0.50%.
(h)	Effective July 1, 2019, the expense limit decreased from 0.53% to 0.51%.
(i)	The variation in the Fund’s turnover rate from 2019 to 2020 was primarily due to a significant repositioning of the portfolio as a result of increased market volatility.
See accompanying notes to financial statements.
65 |

Financial Highlights (continued)
For a share outstanding throughout each period.

	Investment Grade Bond Fund—Admin Class
	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2019
Net asset value, beginning of the period	$9.88	$9.60	$11.18	$11.62	$11.30	$10.75
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.21	0.36	0.25	0.23	0.29	0.32
Net realized and unrealized gain (loss)	(0.17)	0.29	(1.56)	(0.26)	0.94	0.58
Total from Investment Operations	0.04	0.65	(1.31)	(0.03)	1.23	0.90
LESS DISTRIBUTIONS FROM:
Net investment income	(0.20)	(0.37)	(0.26)	(0.24)	(0.29)	(0.34)
Net realized capital gains	—	—	(0.01)	(0.17)	(0.62)	(0.01)
Total Distributions	(0.20)	(0.37)	(0.27)	(0.41)	(0.91)	(0.35)
Net asset value, end of the period	$9.72	$9.88	$9.60	$11.18	$11.62	$11.30
Total return(b)	0.42%(c)	6.99%	(11.80)%	(0.26)%	11.17%	8.43%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$103,684	$142,689	$122,710	$139,169	$125,460	$111,439
Net expenses(d)	0.99%(e)	0.99%	1.00%(f)	1.00%	1.01%(g)	1.02%(h)
Gross expenses	1.05%(e)	1.06%	1.05%	1.04%	1.05%	1.06%
Net investment income	4.29%(e)	3.79%	2.47%	1.98%	2.48%	2.85%
Portfolio turnover rate	18%	25%	31%	27%	70%(i)	44%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	Periods less than one year are not annualized.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(e)	Computed on an annualized basis for periods less than one year.
(f)	Effective July 1, 2022, the expense limit decreased from 1.00% to 0.99%.
(g)	Effective July 1, 2020, the expense limit decreased from 1.01% to 1.00%.
(h)	Effective July 1, 2019, the expense limit decreased from 1.03% to 1.01%.
(i)	The variation in the Fund’s turnover rate from 2019 to 2020 was primarily due to a significant repositioning of the portfolio as a result of increased market volatility.
See accompanying notes to financial statements.
| 66

Financial Highlights (continued)
For a share outstanding throughout each period.

	Strategic Alpha Fund—Class A
	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2019
Net asset value, beginning of the period	$9.34	$9.14	$10.34	$10.43	$9.69	$9.62
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.26	0.42	0.34	0.26	0.28	0.30
Net realized and unrealized gain (loss)	(0.04)	0.27	(1.20)	(0.15)	0.67	0.04
Total from Investment Operations	0.22	0.69	(0.86)	0.11	0.95	0.34
LESS DISTRIBUTIONS FROM:
Net investment income	(0.24)	(0.49)	(0.34)	(0.20)	(0.21)	(0.27)
Net asset value, end of the period	$9.32	$9.34	$9.14	$10.34	$10.43	$9.69
Total return(b)	2.35%(c)(d)	7.70%(c)	(8.29)%	1.07%	9.97%	3.58%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$16,821	$17,891	$29,797	$41,765	$36,067	$48,815
Net expenses	1.00%(e)(f)	1.00%(e)	1.00%	0.97%	0.99%	0.99%
Gross expenses	1.05%(f)	1.03%	1.00%	0.97%	0.99%	0.99%
Net investment income	5.62%(f)	4.51%	3.59%	2.45%	2.81%	3.10%
Portfolio turnover rate	40%	38%	46%(g)	218%(g)	498%	414%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	A sales charge for Class A shares is not reflected in total return calculations.
(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	Periods less than one year are not annualized.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Computed on an annualized basis for periods less than one year.
(g)	The variation in the Fund’s turnover rate from 2020 to 2021 was primarily due to a decrease in trading volume and shareholder flows which has continued through 2022.
See accompanying notes to financial statements.
67 |

Financial Highlights (continued)
For a share outstanding throughout each period.

	Strategic Alpha Fund—Class C
	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2019
Net asset value, beginning of the period	$9.33	$9.13	$10.32	$10.40	$9.66	$9.58
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.23	0.35	0.27	0.18	0.21	0.23
Net realized and unrealized gain (loss)	(0.06)	0.26	(1.19)	(0.15)	0.66	0.04
Total from Investment Operations	0.17	0.61	(0.92)	0.03	0.87	0.27
LESS DISTRIBUTIONS FROM:
Net investment income	(0.20)	(0.41)	(0.27)	(0.11)	(0.13)	(0.19)
Net asset value, end of the period	$9.30	$9.33	$9.13	$10.32	$10.40	$9.66
Total return(b)	1.98%(c)(d)	6.77%(c)	(8.90)%	0.30%	9.12%	2.87%(c)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$2,558	$2,531	$3,309	$4,266	$8,962	$16,337
Net expenses	1.75%(e)(f)	1.75%(e)	1.75%	1.73%	1.74%	1.73%(g)
Gross expenses	1.80%(f)	1.78%	1.75%	1.73%	1.74%	1.74%
Net investment income	4.87%(f)	3.81%	2.84%	1.68%	2.14%	2.33%
Portfolio turnover rate	40%	38%	46%(h)	218%(h)	498%	414%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	A contingent deferred sales charge for Class C shares is not reflected in total return calculations.
(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	Periods less than one year are not annualized.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Computed on an annualized basis for periods less than one year.
(g)	The administrator agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(h)	The variation in the Fund’s turnover rate from 2020 to 2021 was primarily due to a decrease in trading volume and shareholder flows which has continued through 2022.
See accompanying notes to financial statements.
| 68

Financial Highlights (continued)
For a share outstanding throughout each period.

	Strategic Alpha Fund—Class N
	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2019
Net asset value, beginning of the period	$9.32	$9.12	$10.32	$10.41	$9.67	$9.60
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.27	0.44	0.37	0.29	0.31	0.33
Net realized and unrealized gain (loss)	(0.05)	0.27	(1.19)	(0.15)	0.67	0.04
Total from Investment Operations	0.22	0.71	(0.82)	0.14	0.98	0.37
LESS DISTRIBUTIONS FROM:
Net investment income	(0.25)	(0.51)	(0.38)	(0.23)	(0.24)	(0.30)
Net asset value, end of the period	$9.29	$9.32	$9.12	$10.32	$10.41	$9.67
Total return	2.51%(b)(c)	7.94%(b)	(8.00)%	1.38%	10.36%	3.92%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$99,614	$105,702	$164,264	$484,005	$527,494	$297,300
Net expenses	0.70%(d)(e)	0.70%(d)	0.69%	0.67%	0.68%	0.67%
Gross expenses	0.73%(e)	0.71%	0.69%	0.67%	0.68%	0.67%
Net investment income	5.92%(e)	4.83%	3.81%	2.74%	3.13%	3.39%
Portfolio turnover rate	40%	38%	46%(f)	218%(f)	498%	414%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	Periods less than one year are not annualized.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(e)	Computed on an annualized basis for periods less than one year.
(f)	The variation in the Fund’s turnover rate from 2020 to 2021 was primarily due to a decrease in trading volume and shareholder flows which has continued through 2022.
See accompanying notes to financial statements.
69 |

Financial Highlights (continued)
For a share outstanding throughout each period.

	Strategic Alpha Fund—Class Y
	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2019
Net asset value, beginning of the period	$9.31	$9.12	$10.31	$10.41	$9.67	$9.59
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.27	0.44	0.37	0.28	0.30	0.32
Net realized and unrealized gain (loss)	(0.04)	0.26	(1.19)	(0.15)	0.68	0.06
Total from Investment Operations	0.23	0.70	(0.82)	0.13	0.98	0.38
LESS DISTRIBUTIONS FROM:
Net investment income	(0.25)	(0.51)	(0.37)	(0.23)	(0.24)	(0.30)
Net asset value, end of the period	$9.29	$9.31	$9.12	$10.31	$10.41	$9.67
Total return	2.48%(b)(c)	7.90%(b)	(7.97)%	1.32%	10.19%	3.96%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$428,051	$476,304	$650,242	$930,815	$742,493	$938,271
Net expenses	0.75%(d)(e)	0.75%(d)	0.75%	0.72%	0.74%	0.74%
Gross expenses	0.80%(e)	0.78%	0.75%	0.72%	0.74%	0.74%
Net investment income	5.87%(e)	4.80%	3.83%	2.70%	3.05%	3.33%
Portfolio turnover rate	40%	38%	46%(f)	218%(f)	498%	414%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	Periods less than one year are not annualized.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(e)	Computed on an annualized basis for periods less than one year.
(f)	The variation in the Fund’s turnover rate from 2020 to 2021 was primarily due to a decrease in trading volume and shareholder flows which has continued through 2022.
See accompanying notes to financial statements.
| 70

Financial Highlights (continued)
For a share outstanding throughout each period.

	Strategic Income Fund—Class A
	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Period Ended December 31, 2020*	Year Ended September 30, 2020	Year Ended September 30, 2019
Net asset value, beginning of period	$11.92	$11.65	$14.19	$14.03	$13.58	$14.25	$14.39
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.31	0.57	0.44	0.26	0.10	0.47	0.57
Net realized and unrealized gain (loss)	(0.20)	0.34	(2.24)	0.27	0.63	(0.66)	(0.16)
Total from Investment Operations	0.11	0.91	(1.80)	0.53	0.73	(0.19)	0.41
LESS DISTRIBUTIONS FROM:
Net iNet investment income	(0.32)	(0.64)	(0.74)	(0.37)	(0.16)	(0.45)	(0.48)
Net realized capital gains	—	—	—	—	(0.12)	(0.03)	(0.07)
Total Distributions	(0.32)	(0.64)	(0.74)	(0.37)	(0.28)	(0.48)	(0.55)
Net asset value, end of the period	$11.71	$11.92	$11.65	$14.19	$14.03	$13.58	$14.25
Total return(b)	1.13%(c)(d)	8.02%(c)	(12.80)%(c)	3.85%(c)	5.37%(d)	(1.39)%	3.02%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$871,826	$946,579	$1,067,151	$1,512,939	$1,682,562	$1,683,547	$1,835,813
Net expenses	0.93%(e)(f)	0.94%(e)(g)	0.95%(e)(h)	0.96%(e)(i)	0.97%(f)	0.97%(j)	0.96%
Gross expenses	1.01%(f)	1.00%	0.98%	0.97%	0.97%(f)	0.97%	0.96%
Net investment income	5.34%(f)	4.89%	3.45%	1.85%	2.78%(f)	3.42%	4.03%
Portfolio turnover rate	39%	39%	23%	99%(k)	30%(l)	30%	13%

*	For the three month period ended December 31, 2020 due to change in fiscal year.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	A sales charge for Class A shares is not reflected in total return calculations.
(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	Periods less than one year are not annualized.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Computed on an annualized basis for periods less than one year.
(g)	Effective July 1, 2023, the expense limit decreased from 0.94% to 0.93%.
(h)	Effective July 1, 2022, the expense limit decreased from 0.95% to 0.94%.
(i)	Effective July 1, 2021, the expense limit decreased from 1.00% to 0.95%.
(j)	Effective July 1, 2020, the expense limit decreased from 1.25% to 1.00%.
(k)	The variation in the Fund’s turnover rate from the year ended September 30, 2020 to the year ended December 31, 2021 was primarily due to a repositioning of the portfolio.
(l)
The variation in the Fund’s turnover rate, if annualized, from the year ended September 30, 2020 to the period ended December 31, 2020 was primarily due to the disposition and realignment of certain foreign currency-denominated positions.

See accompanying notes to financial statements.
71 |

Financial Highlights (continued)
For a share outstanding throughout each period.

	Strategic Income Fund—Class C
	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Period Ended December 31, 2020*	Year Ended September 30, 2020	Year Ended September 30, 2019
Net asset value, beginning of the period	$12.08	$11.80	$14.36	$14.18	$13.72	$14.39	$14.52
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.27	0.48	0.34	0.16	0.07	0.38	0.47
Net realized and unrealized gain (loss)	(0.19)	0.35	(2.26)	0.28	0.64	(0.68)	(0.16)
Total from Investment Operations	0.08	0.83	(1.92)	0.44	0.71	(0.30)	0.31
LESS DISTRIBUTIONS FROM:
Net investment income	(0.28)	(0.55)	(0.64)	(0.26)	(0.13)	(0.34)	(0.37)
Net realized capital gains	—	—	—	—	(0.12)	(0.03)	(0.07)
Total Distributions	(0.28)	(0.55)	(0.64)	(0.26)	(0.25)	(0.37)	(0.44)
Net asset value, end of the period	$11.88	$12.08	$11.80	$14.36	$14.18	$13.72	$14.39
Total return(b)	0.65%(c)(d)	7.26%(c)	(13.48)%(c)	3.13%(c)	5.17%(d)	(2.18)%	2.27%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$28,348	$34,212	$52,977	$120,091	$259,780	$277,896	$676,602
Net expenses	1.68%(e)(f)	1.69%(e)(g)	1.70%(e)(h)	1.71%(e)(i)	1.72%(f)	1.72%(j)	1.71%
Gross expenses	1.76%(f)	1.75%	1.73%	1.72%	1.72%(f)	1.72%	1.71%
Net investment income	4.58%(f)	4.09%	2.62%	1.12%	2.04%(f)	2.75%	3.30%
Portfolio turnover rate	39%	39%	23%	99%(k)	30%(l)	30%	13%

*	For the three month period ended December 31, 2020 due to change in fiscal year.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	A contingent deferred sales charge for Class C shares is not reflected in total return calculations.
(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	Periods less than one year are not annualized.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Computed on an annualized basis for periods less than one year.
(g)	Effective July 1, 2023, the expense limit decreased from 1.69% to 1.68%.
(h)	Effective July 1, 2022, the expense limit decreased from 1.70% to 1.69%.
(i)	Effective July 1, 2021, the expense limit decreased from 1.75% to 1.70%.
(j)	Effective July 1, 2020, the expense limit decreased from 2.00% to 1.75%.
(k)	The variation in the Fund’s turnover rate from the year ended September 30, 2020 to the year ended December 31, 2021 was primarily due to a repositioning of the portfolio.
(l)
The variation in the Fund’s turnover rate, if annualized, from the year ended September 30, 2020 to the period ended December 31, 2020 was primarily due to the disposition and realignment of certain foreign currency-denominated positions.

See accompanying notes to financial statements.
| 72

Financial Highlights (continued)
For a share outstanding throughout each period.

	Strategic Income Fund—Class N
	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Period Ended December 31, 2020*	Year Ended September 30, 2020	Year Ended September 30, 2019
Net asset value, beginning of the period	$11.90	$11.63	$14.17	$14.01	$13.57	$14.24	$14.38
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.33	0.60	0.47	0.31	0.11	0.52	0.61
Net realized and unrealized gain (loss)	(0.19)	0.34	(2.23)	0.27	0.62	(0.66)	(0.16)
Total from Investment Operations	0.14	0.94	(1.76)	0.58	0.73	(0.14)	0.45
LESS DISTRIBUTIONS FROM:
Net investment income	(0.34)	(0.67)	(0.78)	(0.42)	(0.17)	(0.50)	(0.52)
Net realized capital gains	—	—	—	—	(0.12)	(0.03)	(0.07)
Total Distributions	(0.34)	(0.67)	(0.78)	(0.42)	(0.29)	(0.53)	(0.59)
Net asset value, end of the period	$11.70	$11.90	$11.63	$14.17	$14.01	$13.57	$14.24
Total return	1.20%(b)(c)	8.45%(b)	(12.55)%	4.19%	5.39%(c)	(1.06)%	3.37%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$213,360	$220,360	$220,229	$280,661	$247,697	$212,804	$202,989
Net expenses	0.63%(d)(e)	0.64%(d)(f)	0.64%(g)	0.65%(h)	0.65%(e)	0.64%(i)	0.63%
Gross expenses	0.68%(e)	0.66%	0.64%	0.65%	0.65%(e)	0.64%	0.63%
Net investment income	5.65%(e)	5.20%	3.77%	2.17%	3.13%(e)	3.77%	4.36%
Portfolio turnover rate	39%	39%	23%	99%(j)	30%(k)	30%	13%

*	For the three month period ended December 31, 2020 due to change in fiscal year.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	Periods less than one year are not annualized.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(e)	Computed on an annualized basis for periods less than one year.
(f)	Effective July 1, 2023, the expense limit decreased from 0.64% to 0.63%.
(g)	Effective July 1, 2022, the expense limit decreased from 0.65% to 0.64%.
(h)	Effective July 1, 2021, the expense limit decreased from 0.70% to 0.65%.
(i)	Effective July 1, 2020, the expense limit decreased from 0.95% to 0.70%.
(j)	The variation in the Fund’s turnover rate from the year ended September 30, 2020 to the year ended December 31, 2021 was primarily due to a repositioning of the portfolio.
(k)
The variation in the Fund’s turnover rate, if annualized, from the year ended September 30, 2020 to the period ended December 31, 2020 was primarily due to the disposition and realignment of certain foreign currency-denominated positions.

See accompanying notes to financial statements.
73 |

Financial Highlights (continued)
For a share outstanding throughout each period.

	Strategic Income Fund—Class Y
	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Period Ended December 31, 2020*	Year Ended September 30, 2020	Year Ended September 30, 2019
Net asset value, beginning of the period	$11.90	$11.63	$14.17	$14.01	$13.56	$14.23	$14.38
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.33	0.60	0.47	0.30	0.11	0.51	0.60
Net realized and unrealized gain (loss)	(0.19)	0.34	(2.24)	0.27	0.62	(0.66)	(0.17)
Total from Investment Operations	0.14	0.94	(1.77)	0.57	0.73	(0.15)	0.43
LESS DISTRIBUTIONS FROM:
Net investment income	(0.34)	(0.67)	(0.77)	(0.41)	(0.16)	(0.49)	(0.51)
Net realized capital gains	—	—	—	—	(0.12)	(0.03)	(0.07)
Total Distributions	(0.34)	(0.67)	(0.77)	(0.41)	(0.28)	(0.52)	(0.58)
Net asset value, end of the period	$11.70	$11.90	$11.63	$14.17	$14.01	$13.56	$14.23
Total return	1.26%(b)(c)	8.30%(b)	(12.60)%(b)	4.12%(b)	5.44%(c)	(1.14)%	3.22%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$1,532,448	$1,586,092	$1,816,763	$3,058,635	$3,693,954	$3,774,113	$4,316,010
Net expenses	0.68%(d)(e)	0.69%(d)(f)	0.70%(d)(g)	0.71%(d)(h)	0.72%(e)	0.72%(i)	0.71%
Gross expenses	0.76%(e)	0.75%	0.73%	0.72%	0.72%(e)	0.72%	0.71%
Net investment income	5.60%(e)	5.13%	3.68%	2.10%	3.03%(e)	3.68%	4.28%
Portfolio turnover rate	39%	39%	23%	99%(j)	30%(k)	30%	13%

*	For the three month period ended December 31, 2020 due to change in fiscal year.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	Periods less than one year are not annualized.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(e)	Computed on an annualized basis for periods less than one year.
(f)	Effective July 1, 2023, the expense limit decreased from 0.69% to 0.68%.
(g)	Effective July 1, 2022, the expense limit decreased from 0.70% to 0.69%.
(h)	Effective July 1, 2021, the expense limit decreased from 0.75% to 0.70%.
(i)	Effective July 1, 2020, the expense limit decreased from 1.00% to 0.75%.
(j)	The variation in the Fund’s turnover rate from the year ended September 30, 2020 to the year ended December 31, 2021 was primarily due to a repositioning of the portfolio.
(k)
The variation in the Fund’s turnover rate, if annualized, from the year ended September 30, 2020 to the period ended December 31, 2020 was primarily due to the disposition and realignment of certain foreign currency-denominated positions.

See accompanying notes to financial statements.
| 74

Financial Highlights (continued)
For a share outstanding throughout each period.

	Strategic Income Fund—Admin Class
	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Period Ended December 31, 2020*	Year Ended September 30, 2020	Year Ended September 30, 2019
Net asset value, beginning of the period	$11.87	$11.60	$14.14	$13.97	$13.53	$14.20	$14.34
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.30	0.54	0.40	0.23	0.09	0.44	0.53
Net realized and unrealized gain (loss)	(0.20)	0.34	(2.23)	0.28	0.62	(0.66)	(0.16)
Total from Investment Operations	0.10	0.88	(1.83)	0.51	0.71	(0.22)	0.37
LESS DISTRIBUTIONS FROM:
Net investment income	(0.31)	(0.61)	(0.71)	(0.34)	(0.15)	(0.42)	(0.44)
Net realized capital gains	—	—	—	—	(0.12)	(0.03)	(0.07)
Total Distributions	(0.31)	(0.61)	(0.71)	(0.34)	(0.27)	(0.45)	(0.51)
Net asset value, end of the period	$11.66	$11.87	$11.60	$14.14	$13.97	$13.53	$14.20
Total return	0.93%(b)(c)	7.78%(b)	(13.07)%(b)	3.68%(b)	5.24%(c)	(1.64)%	2.78%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$62,839	$66,181	$68,788	$95,250	$105,172	$103,197	$121,903
Net expenses	1.18%(d)(e)	1.19%(d)(f)	1.20%(d)(g)	1.21%(d)(h)	1.22%(e)	1.22%(i)	1.20%(j)
Gross expenses	1.26%(e)	1.25%	1.23%	1.22%	1.22%(e)	1.22%	1.20%(j)
Net investment income	5.10%(e)	4.65%	3.20%	1.60%	2.53%(e)	3.19%	3.80%
Portfolio turnover rate	39%	39%	23%	99%(k)	30%(l)	30%	13%

*	For the three month period ended December 31, 2020 due to change in fiscal year.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	Periods less than one year are not annualized.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(e)	Computed on an annualized basis for periods less than one year.
(f)	Effective July 1, 2023, the expense limit decreased from 1.19% to 1.18%.
(g)	Effective July 1, 2022, the expense limit decreased from 1.20% to 1.19%.
(h)	Effective July 1, 2021, the expense limit decreased from 1.25% to 1.20%.
(i)	Effective July 1, 2020, the expense limit decreased from 1.50% to 1.25%.
(j)	Includes refund of prior year service fee of 0.01%.
(k)	The variation in the Fund’s turnover rate from the year ended September 30, 2020 to the year ended December 31, 2021 was primarily due to a repositioning of the portfolio.
(l)
The variation in the Fund’s turnover rate, if annualized, from the year ended September 30, 2020 to the period ended December 31, 2020 was primarily due to the disposition and realignment of certain foreign currency-denominated positions.

See accompanying notes to financial statements.
75 |

Notes to Financial Statements
June 30, 2024 (Unaudited)
1.Organization. Loomis Sayles Funds II and Natixis Funds Trust II (the “Trusts” and each a “Trust”) are each organized as a Massachusetts business trust. Each Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Each Declaration of Trust permits the Board of Trustees to authorize the issuance of an unlimited number of shares of the Trust in multiple series. The financial statements for certain funds of the Trusts are presented in separate reports. The following funds (individually, a “Fund” and collectively, the “Funds”) are included in this report:
Loomis Sayles Funds II:
Loomis Sayles High Income Fund (“High Income Fund”)
Loomis Sayles Investment Grade Bond Fund (“Investment Grade Bond Fund”)
Loomis Sayles Strategic Income Fund (“Strategic Income Fund”)
Natixis Funds Trust II:
Loomis Sayles Strategic Alpha Fund (“Strategic Alpha Fund”)
Each Fund is a diversified investment company.
Each Fund offers Class A, Class C, Class N and Class Y shares. In addition, Investment Grade Bond Fund and Strategic Income Fund also offer Admin Class shares.
Class A shares are sold with a maximum front-end sales charge of 4.25% for each Fund. Class C shares do not pay a front-end sales charge, pay higher Rule 12b-1 fees than Class A shares for eight years (at which point they automatically convert to Class A shares) (prior to May 1, 2021, Class C shares automatically converted to Class A shares after ten years) and may be subject to a contingent deferred sales charge (“CDSC”) of 1.00% if those shares are redeemed within one year of acquisition, except for reinvested distributions. Class N and Class Y shares do not pay a front-end sales charge, a CDSC or Rule 12b-1 fees. Class N shares are offered with an initial minimum investment of $1,000,000. Class Y shares are offered with an initial minimum investment of $100,000. Certain categories of investors are exempted from the minimum investment amounts for Class N and Class Y as outlined in the relevant Funds’ prospectus. Admin Class shares do not pay a front-end sales charge or a CDSC, but do pay a Rule 12b-1 fee. Admin Class shares are offered exclusively through intermediaries.
Most expenses can be directly attributed to a Fund. Expenses which cannot be directly attributed to a Fund are generally apportioned based on the relative net assets of each of the Funds in Natixis Funds Trust I, Natixis Funds Trust II, Natixis Funds Trust IV and Gateway Trust (“Natixis Funds Trusts”), Loomis Sayles Funds I and Loomis Sayles Funds II (“Loomis Sayles Funds Trusts”), and Natixis ETF Trust and Natixis ETF Trust II (“Natixis ETF Trusts”). Expenses of a Fund are borne pro rata by the holders of each class of shares, except that each class bears expenses unique to that class (such as the Rule 12b-1 fee applicable to Class A, Class C and Admin Class) and transfer agent fees are borne collectively for Class A, Class C, Class Y and Admin Class, and individually for Class N. In addition, each class votes as a class only with respect to its own Rule 12b-1 Plan. Shares of each class would receive their pro rata share of the net assets of a Fund if the Fund were liquidated. The Trustees approve separate distributions from net investment income on each class of shares.
2.Significant Accounting Policies. The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. The Funds' financial statements follow the accounting and reporting guidelines provided for investment companies and are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Management has evaluated the events and transactions subsequent to period-end through the date the financial statements were issued and has determined that there were no material events that would require disclosure in the Funds' financial statements.
a. Valuation. Registered investment companies are required to value portfolio investments using an unadjusted, readily available market quotation. Each Fund obtains readily available market quotations from independent pricing services. Fund investments for which readily available market quotations are not available are priced at fair value pursuant to the Funds’ Valuation Procedures. The Board of Trustees has approved a valuation designee who is subject to the Board’s oversight.
Unadjusted readily available market quotations that are utilized for exchange traded equity securities (including shares of closed-end investment companies and exchange-traded funds) include the last sale price quoted on the exchange where the security is traded most extensively. Futures contracts are valued at the closing settlement price on the exchange on which the valuation designee believes that, over time, they are traded most extensively. Domestic, exchange-traded index and single name equity option contracts (including options on exchange-traded funds) are valued at the mean of the National Best Bid and Offer quotations as determined by the Options Price Reporting Authority. Options on futures contracts are valued using the current settlement price on the exchange on which, over time, they are traded most extensively. Option contracts on foreign indices are priced at the most recent settlement price.
| 76

Notes to Financial Statements (continued)
June 30, 2024 (Unaudited)
Other exchange-traded options are valued at the average of the closing bid and ask quotations on the exchange on which, over time, they are traded most extensively. Shares of open-end investment companies are valued at net asset value (“NAV”) per share.
Exchange traded equity securities for which there is no reported sale during the day are fair valued at the closing bid quotation as reported by an independent pricing service. Unlisted equity securities (except unlisted preferred equity securities) are fair valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be fair valued using evaluated bids furnished by an independent pricing service, if available.
Debt securities and unlisted preferred equity securities are fair valued based on evaluated bids furnished to the Funds by an independent pricing service or bid prices obtained from broker-dealers. Senior loans and collateralized loan obligations (“CLOs”) are fair valued at bid prices supplied by an independent pricing service, if available. Broker-dealer bid prices may be used to fair value debt, unlisted equities, senior loans and CLOs where an independent pricing service is unable to price an investment or where an independent pricing service does not provide a reliable price for the investment. Forward foreign currency contracts are fair valued utilizing interpolated rates determined based on information provided by an independent pricing service. Bilateral credit default swaps are fair valued based on mid prices (between the bid price and the ask price) supplied by an independent pricing service. Bilateral interest rate swaps are fair valued based on prices supplied by an independent pricing source. Centrally cleared swap agreements are fair valued at settlement prices of the clearing house on which the contracts were traded or prices obtained from broker-dealers. Over-the-counter (“OTC”) currency options and swaptions are valued at mid prices (between the bid and the ask price) supplied by an independent pricing service, if available. Other OTC option contracts (including currency options and swaptions not priced through an independent pricing service) are valued based on quotations obtained from broker-dealers.
The Funds may also fair value investments in other circumstances such as when extraordinary events occur after the close of a foreign market, but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing a Fund’s investments, the valuation designee may, among other things, use modeling tools or other processes that may take into account factors such as issuer specific information, or other related market activity and/or information that occurred after the close of the foreign market but before the time the Fund’s NAV is calculated. Fair valuation by the Fund(s) valuation designee may require subjective determinations about the value of the investment, and fair values used to determine a Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. In addition, the use of fair value pricing may not always result in adjustments to the prices of investments held by a Fund.
b. Investment Transactions and Related Investment Income. Investment transactions are accounted for on a trade date plus one day basis for daily NAV calculation. However, for financial reporting purposes, investment transactions are reported on trade date. Dividend income (including income reinvested) and foreign withholding tax, if applicable, are recorded on the ex-dividend date, or in the case of certain foreign securities, as soon as a Fund is notified, and interest income is recorded on an accrual basis. Loan consent fees, upfront origination fees and/or amendment fees are recorded when received and included in interest income on the Statements of Operations. Interest income is increased by the accretion of discount and decreased by the amortization of premium, if applicable. For payment-in-kind securities, income received in-kind is reflected as an increase to the principal and cost basis of the securities. Periodic principal adjustments for inflation-protected securities are recorded to interest income. Negative principal adjustments (in the event of deflation) are recorded as reductions of interest income to the extent of interest income earned, not to exceed the amount of positive principal adjustments on a cumulative basis. For securities with paydown provisions, principal payments received are treated as a proportionate reduction to the cost basis of the securities, and excess or shortfall amounts are recorded as income. Distributions received from investments in securities that represent a return of capital or capital gain are recorded as a reduction of cost of the investments or as a realized gain, respectively. The calendar year-end amounts of ordinary income, capital gains, and return of capital included in distributions received from the Funds’ investments in real estate investment trusts (“REITs”) are reported to the Funds after the end of the fiscal year; accordingly, the Funds estimate these amounts for accounting purposes until the characterization of REIT distributions is reported to the Funds after the end of the fiscal year. Estimates are based on the most recent REIT distribution information available. In determining net gain or loss on securities sold, the cost of securities has been determined on an identified cost basis. Investment income, non-class specific expenses and realized and unrealized gains and losses are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund.
c. Foreign Currency Translation. The books and records of the Funds are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars, if any, are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars on the respective dates of such transactions.
77 |

Notes to Financial Statements (continued)
June 30, 2024 (Unaudited)
Net realized foreign exchange gains or losses arise from sales of foreign currency, changes in exchange rates between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded in the Funds’ books and records and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities, other than investment securities, as of the end of the fiscal period, resulting from changes in exchange rates. Net realized foreign exchange gains or losses and the net change in unrealized foreign exchange gains or losses are disclosed in the Statements of Operations. For federal income tax purposes, net realized foreign exchange gains or losses are characterized as ordinary income and may, if the Funds have net losses, reduce the amount of income available to be distributed by the Funds.
The values of investment securities are presented at the foreign exchange rates prevailing at the end of the period for financial reporting purposes. Net realized and unrealized gains or losses on investments reported in the Statements of Operations reflect gains or losses resulting from changes in exchange rates and fluctuations which arise due to changes in market prices of investment securities. For federal income tax purposes, a portion of the net realized gain or loss on investments arising from changes in exchange rates, which is reflected in the Statements of Operations, may be characterized as ordinary income and may, if the Funds have net losses, reduce or eliminate the amount of income available to be distributed by the Funds.
For the six months ended June 30, 2024, the amount of income available to be distributed has been reduced by the following amounts as a result of losses arising from changes in exchange rates:
The Funds may use foreign currency exchange contracts to facilitate transactions in foreign-denominated investments. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.
d. Forward Foreign Currency Contracts. A Fund may enter into forward foreign currency contracts, including forward foreign cross currency contracts, to acquire exposure to foreign currencies or to hedge the Funds’ investments against currency fluctuation. A contract can also be used to offset a previous contract. These contracts involve market risk in excess of the unrealized appreciation (depreciation) reflected in the Funds’ Statements of Assets and Liabilities. The U.S. dollar value of the currencies a Fund has committed to buy or sell represents the aggregate exposure to each currency a Fund has acquired or hedged through currency contracts outstanding at period end. Gains or losses are recorded for financial statement purposes as unrealized until settlement date. Contracts are traded over-the-counter directly with a counterparty. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Certain contracts may require the movement of cash and/or securities as collateral for the Funds’ or counterparty’s net obligations under the contracts. Forward foreign currency contracts outstanding at the end of the period, if any, are listed in each applicable Fund's Portfolio of Investments.
e. Futures Contracts. A Fund may enter into futures contracts. Futures contracts are agreements between two parties to buy and sell a particular instrument or index for a specified price on a specified future date.
When a Fund enters into a futures contract, it is required to deposit with (or for the benefit of) its broker an amount of cash or short-term high-quality securities as “initial margin.” As the value of the contract changes, the value of the futures contract position increases or declines. Subsequent payments, known as “variation margin,” are made or received by a Fund, depending on the price fluctuations in the fair value of the contract and the value of cash or securities on deposit with the broker. The aggregate principal amounts of the contracts are not recorded in the financial statements. Daily fluctuations in the value of the contracts are recorded in the Statements of Assets and Liabilities as a receivable (payable) and in the Statements of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses). Realized gain or loss on a futures position is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, minus brokerage commissions. When a Fund enters into a futures contract certain risks may arise, such as illiquidity in the futures market, which may limit a Fund’s ability to close out a futures contract prior to settlement date, and unanticipated movements in the value of securities or interest rates. Futures contracts outstanding at the end of the period, if any, are listed in each applicable Fund’s Portfolio of Investments.
Futures contracts are exchange-traded. Exchange-traded futures contracts are standardized and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to the Funds are reduced; however, in the event that a counterparty enters into bankruptcy, a Fund’s claim against initial/variation margin on deposit with the counterparty may be subject to terms of a final settlement in bankruptcy court.
f. Option Contracts. A Fund may enter into option contracts. When a Fund purchases an option, it pays a premium and the option is subsequently marked-to-market to reflect current value. Premiums paid for purchasing options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised are added to the cost or deducted from the proceeds on the underlying instrument to determine the realized gain or loss. If the Fund enters into a closing sale transaction, the difference between
| 78

Notes to Financial Statements (continued)
June 30, 2024 (Unaudited)
the premium paid and the proceeds of the closing sale transaction is treated as a realized gain or loss. The risk associated with purchasing options is limited to the premium paid.
When a Fund writes an option, an amount equal to the net premium received (the premium less commission) is recorded as a liability and is subsequently adjusted to the current value. Net premiums received for written options which expire are treated as realized gains. Net premiums received for written options which are exercised are deducted from the cost or added to the proceeds on the underlying instrument to determine the realized gain or loss. If the Fund enters into a closing purchase transaction, the difference between the net premium received and any amount paid on effecting a closing purchase transaction, including commissions, is treated as a realized gain or, if the net premium received is less than the amount paid, as a realized loss. The Fund, as writer of a written option, bears the risk of an unfavorable change in the market value of the instrument or index underlying the written option.
Exchange-traded options contracts are standardized and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to the Funds are reduced. OTC options are subject to the risk that the counterparty is unable or unwilling to meet its obligations under the option. Option contracts outstanding at the end of the period, if any, are listed in each applicable Fund’s Portfolio of Investments.
g. Swap Agreements. A Fund may enter into credit default and interest rate swaps. A credit default swap is an agreement between two parties (the “protection buyer” and “protection seller”) to exchange the credit risk of an issuer (“reference obligation”) for a specified time period. The reference obligation may be one or more debt securities or an index of such securities. The Funds may be either the protection buyer or the protection seller. As a protection buyer, the Funds have the ability to hedge the downside risk of an issuer or group of issuers. As a protection seller, the Funds have the ability to gain exposure to an issuer or group of issuers whose bonds are unavailable or in short supply in the cash bond market, as well as realize additional income in the form of fees paid by the protection buyer. The protection buyer is obligated to pay the protection seller a stream of payments (“fees”) over the term of the contract, provided that no credit event, such as a default or a downgrade in credit rating, occurs on the reference obligation. The Funds may also pay or receive upfront premiums. If a credit event occurs, the protection seller must pay the protection buyer the difference between the agreed upon notional value and market value of the reference obligation. Market value in this case is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the value. The maximum potential amount of undiscounted future payments that a Fund as the protection seller could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement.
Implied credit spreads, represented in absolute terms, are disclosed in the Portfolio of Investments for those agreements for which the Fund is the protection seller. Implied credit spreads serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular reference entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the reference entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
An interest rate swap is an agreement with another party to receive or pay interest (e.g., an exchange of fixed rate payments for floating rate payments) to protect themselves from interest rate fluctuations. This type of swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to a specified interest rate(s)for a specified notional amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other.
The notional amounts of swap agreements are not recorded in the financial statements. Swap agreements are valued daily and fluctuations in the value are recorded in the Statements of Operations as change in unrealized appreciation (depreciation) on swap agreements. Fees are accrued in accordance with the terms of the agreement and are recorded in the Statements of Assets and Liabilities as part of unrealized appreciation (depreciation) on swap agreements. When received or paid, fees are recorded in the Statements of Operations as realized gain or loss. Upfront premiums paid or received by the Funds are recorded on the Statements of Assets and Liabilities as an asset or liability, respectively, and are amortized or accreted over the term of the agreement and recorded as realized gain or loss. Payments made or received by the Funds as a result of a credit event or termination of the agreement are recorded as realized gain or loss.
Swap agreements are privately negotiated in the over-the-counter market and may be entered into as a bilateral contract or centrally cleared (“centrally cleared swaps”). Bilateral swap agreements are traded between counterparties and, as such, are subject to the risk that a party to the agreement will not be able to meet its obligations. In a centrally cleared swap, immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (the “CCP”) and the Fund faces the CCP through a broker. Upon entering into a centrally cleared swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Subsequent payments, known as
79 |

Notes to Financial Statements (continued)
June 30, 2024 (Unaudited)
“variation margin,” are made or received by the Fund based on the daily change in the value of the centrally cleared swap agreement. For centrally cleared swaps, the Fund’s counterparty credit risk is reduced as the CCP stands between the Fund and the counterparty. Swap agreements outstanding at the end of the period, if any, are listed in each applicable Fund's Portfolio of Investments.
h. Swaptions. A Fund may enter into interest rate swaptions. An interest rate swaption gives the holder the right, but not the obligation, to enter into or cancel an interest rate swap agreement at a future date. Interest rate swaptions may be either purchased or written. The buyer of an interest rate swaption may purchase either the right to receive a fixed rate in the underlying swap (known as a “receiver swaption”) or to pay a fixed rate (known as a “payer swaption”), based on the notional amount of the swap agreement, in exchange for a floating rate. The notional amounts of swaptions are not recorded in the financial statements.
When a Fund purchases an interest rate swaption, it pays a premium and the swaption is subsequently marked-to-market to reflect current value. Premiums paid for purchasing interest rate swaptions which expire are treated as realized losses. Premiums paid for purchasing interest rate swaptions which are exercised are added to the cost or deducted from the proceeds on the underlying swap to determine the realized gain or loss. If a Fund enters into a closing sale transaction, the difference between the premium paid and the proceeds of the closing sale transaction is treated as a realized gain or loss. The risk associated with purchasing interest rate swaptions is limited to the premium paid.
When a Fund writes an interest rate swaption, an amount equal to the premium received is recorded as a liability and is subsequently adjusted to the current value. Premiums received for written interest rate swaptions which expire are treated as realized gains. Premiums received for written interest rate swaptions which are exercised are deducted from the cost or added to the proceeds on the underlying swap to determine the realized gain or loss. If a Fund enters into a closing purchase transaction, the difference between the premium received and any amount paid on effecting a closing purchase transaction, including commission, is treated as a realized gain or, if the premium received is less than the amount paid, as a realized loss. A Fund, as writer of a written interest rate swaption, bears the risk of an unfavorable change in the market value of the swap underlying the written interest rate swaption.
OTC interest rate swaptions are subject to the risk that the counterparty is unable or unwilling to meet its obligations under the swaption. Swaptions outstanding at the end of the period, if any, are listed in each applicable Fund's Portfolio of Investments.
i. Due from Brokers. Transactions and positions in certain options, forward foreign currency contracts and swap agreements are maintained and cleared by registered U.S. broker/dealers pursuant to customer agreements between the Funds and the various broker/dealers. The due from brokers balance in the Statements of Assets and Liabilities for Strategic Income Fund represents cash pledged as initial margin for centrally cleared swap agreements. The due from brokers balance in the Statements of Assets and Liabilities for Strategic Alpha Fund represents cash pledged as collateral for options and forward foreign currency contracts and as initial margin for futures contracts and centrally cleared swap agreements. In certain circumstances the Funds’ use of cash, securities and/ or foreign currency held at brokers is restricted by regulation or broker mandated limits.
j. Federal and Foreign Income Taxes. The Trusts treat each Fund as a separate entity for federal income tax purposes. Each Fund intends to meet the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute to its shareholders substantially all of its net investment income and any net realized capital gains at least annually. Management has performed an analysis of each Fund’s tax positions for the open tax years as of June 30, 2024 and has concluded that no provisions for income tax are required. The Funds’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. Management is not aware of any events that are reasonably possible to occur in the next six months that would result in the amounts of any unrecognized tax benefits significantly increasing or decreasing for the Funds. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws and accounting regulations and interpretations thereof.
A Fund may be subject to foreign withholding taxes on investment income and taxes on capital gains on investments that are accrued and paid based upon the Fund’s understanding of the tax rules and regulations that exist in the countries in which the Fund invests. Foreign withholding taxes on dividend and interest income are reflected on the Statements of Operations as a reduction of investment income, net of amounts that have been or are expected to be reclaimed and paid. Dividends and interest receivable on the Statements of Assets and Liabilities are net of foreign withholding taxes. Foreign withholding taxes where reclaims have been or are expected to be filed and paid are reflected on the Statements of Assets and Liabilities as tax reclaims receivable. Capital gains taxes paid are included in net realized gain (loss) on investments in the Statements of Operations. Accrued but unpaid capital gains taxes are reflected as foreign taxes payable on the Statements of Assets and Liabilities, if applicable, and reduce unrealized gains on investments. In the event that realized gains on investments are subsequently offset by realized losses, taxes paid on realized gains may be returned to a Fund. Such amounts, if applicable, are reflected as foreign tax rebates receivable on the Statements of Assets and Liabilities and are recorded as a realized gain when received.
| 80

Notes to Financial Statements (continued)
June 30, 2024 (Unaudited)
k. Dividends and Distributions to Shareholders.  Dividends and distributions are recorded on the ex-dividend date. The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States of America. Permanent differences are primarily due to differing treatments for book and tax purposes of items such as premium amortization, paydown gains and losses, defaulted and/or non-income producing securities, convertible bond adjustments, corporate actions, foreign currency gains and losses, deferred Trustees’ fees, return of capital distributions received, capital gain distributions received, swap contracts adjustments and trust preferred securities. Permanent book and tax basis differences relating to shareholder distributions, net investment income and net realized gains will result in reclassifications to capital accounts reported on the Statements of Assets and Liabilities. Temporary differences between book and tax distributable earnings are primarily due to deferred Trustees’ fees, premium amortization, defaulted and/or non-income producing securities, swap contracts adjustments, wash sales, futures contract mark-to-market, return of capital distributions received, capital gain distributions received, trust preferred securities, perpetual bond adjustments, corporate actions, convertible bond adjustments, forward foreign currency contract mark-to-market, paydown gains and losses, straddle loss deferral adjustments and options contract mark-to-market. Amounts of income and capital gain available to be distributed on a tax basis are determined annually, and at other times during the Funds’ fiscal year as may be necessary to avoid knowingly declaring and paying a return of capital distribution. Distributions from net investment income and net realized short-term capital gains are reported as distributed from ordinary income for tax purposes.
The tax characterization of distributions is determined on an annual basis. The tax character of distributions paid to shareholders during the year ended December 31, 2023 was as follows:
	2023 Distributions
Fund	Ordinary Income	Long-Term Capital Gains	Total
High Income Fund	$4,118,403	$ —	$4,118,403
Investment Grade Bond Fund	379,102,057	—	379,102,057
Strategic Alpha Fund	38,213,893	—	38,213,893
Strategic Income Fund	167,988,200	—	167,988,200
Distributions paid to shareholders from net investment income and net realized capital gains, based on accounting principles generally accepted in the United States of America, are consolidated and reported on the Statements of Changes in Net Assets as Distributions to Shareholders. Distributions paid to shareholders from net investment income and net realized capital gains expressed in per-share amounts, based on accounting principles generally accepted in the United States of America, are separately stated and reported within the Financial Highlights.
As of December 31, 2023, the capital loss carryforwards and late-year ordinary and post-October capital loss deferrals were as follows:
	High Income Fund	Investment Grade Bond Fund	Strategic Alpha Fund	Strategic Income Fund
Capital loss carryforward:
Short-term:
No expiration date	$(3,170,351)	$(53,411,433)	$(8,887,335)	$(45,797,214)
Long-term:
No expiration date	(19,193,055)	(120,401,285)	(46,273,687)	(378,057,263)
Total capital loss carryforward	$(22,363,406)	$(173,812,718)	$(55,161,022)	$(423,854,477)
Late-year ordinary and post-October capital loss deferrals*	$ —	$ —	$(186,191)	$ —

*
Under current tax law, capital losses, foreign currency losses, and losses on passive foreign investment companies and contingent payment debt instruments after
October 31 or December 31, as applicable, may be deferred and treated as occurring on the first day of the following taxable year. Strategic Alpha Fund is deferring foreign currency losses.

81 |

Notes to Financial Statements (continued)
June 30, 2024 (Unaudited)
As of June 30, 2024, unrealized appreciation (depreciation) on a tax basis was approximately as follows:
	High Income Fund	Investment Grade Bond Fund	Strategic Alpha Fund	Strategic Income Fund
Unrealized appreciation (depreciation)
Investments	$ —	$ —	$ —	$ —
Foreign currency translations	—	—	—	—
Total unrealized appreciation	—	—	—	—
As of June 30, 2024, the tax cost of investments (including derivatives, if applicable) and unrealized appreciation (depreciation) on a federal tax basis were as follows:
	High Income Fund	Investment Grade Bond Fund	Strategic Alpha Fund	Strategic Income Fund
Federal tax cost	$53,890,639	$13,021,545,926	$621,636,947	$3,239,293,203
Gross tax appreciation	$529,636	$188,007,180	$10,412,213	$52,378,226
Gross tax depreciation	(10,878,192)	(393,645,177)	(96,464,455)	(482,504,064)
Net tax depreciation	$(10,348,556)	$(205,637,997)	$(86,052,242)	$(430,125,838)
The difference between these amounts and those reported in the preceding table, if any, are primarily attributable to foreign currency mark-to-market.
Amounts in the table above exclude certain adjustments that will be made at the end of the Fund’s fiscal year for tax purposes. Adjustments may include, but are not limited to, wash sales and derivatives mark-to-market.
l. Senior Loans. A Fund’s investment in senior loans may be to corporate, governmental or other borrowers. Senior loans, which include both secured and unsecured loans made by banks and other financial institutions to corporate customers, typically hold the most senior position in a borrower’s capital structure, may be secured by the borrower’s assets and have interest rates that reset frequently. Senior Loans can include term loans, revolving credit facility loans and second lien loans. A senior loan is often administered by a bank or other financial institution that acts as agent for all holders. The agent administers the terms of the senior loan, as specified in the loan agreement. Large loans may be shared or syndicated among several lenders. The Fund may enter into the primary syndicate for a loan or it may also purchase all or a portion of loans from other lenders (sometimes referred to as loan assignments), in either case becoming a direct lender. The settlement period for senior loans is uncertain as there is no standardized settlement schedule applicable to such investments. Senior loans outstanding at the end of the period, if any, are listed in each applicable Fund’s Portfolio of Investments.
m. Loan Participations. A Fund’s investment in senior loans may be in the form of participations in loans. When investing in a loan participation, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the party from whom the Fund has purchased the participation and only upon receipt by that party of payments from the borrower. A Fund generally has no right to enforce compliance by the borrower with the terms of the loan agreement or to vote on matters arising under the loan agreement. Thus, a Fund may be subject to credit risk from both the party from whom it purchased the loan participation and the borrower. Additionally, a Fund may have minimal control over the terms of any loan modification. Loan participations outstanding at the end of the period, if any, are listed in each applicable Fund’s Portfolio of Investments.
n. Collateralized Loan Obligations. A Fund may invest in CLOs. A CLO is a type of asset-backed security designed to redirect the cash flows from a pool of leveraged loans to investors based on their risk preferences. Cash flows from a CLO are split into two or more portions, called tranches, varying in risk and yield. The risk of an investment in a CLO depends largely on the type of the collateralized securities and the class of the instrument in which the Fund invests. CLOs outstanding at the end of the period, if any, are listed in each applicable Fund’s Portfolio of Investments.
o. Repurchase Agreements. Each Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which each Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is each Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in
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Notes to Financial Statements (continued)
June 30, 2024 (Unaudited)
the event of default or insolvency of the counterparty, including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities. As of June 30, 2024, each Fund, as applicable, had investments in repurchase agreements for which the value of the related collateral exceeded the value of the repurchase agreement. The gross value of repurchase agreements is included in the Statements of Assets and Liabilities for financial reporting purposes.
p. When-Issued and Delayed Delivery Transactions. A Fund may enter into when-issued or delayed delivery transactions. When-issued refers to transactions made conditionally because a security, although authorized, has not been issued. Delayed delivery refers to transactions for which delivery or payment will occur at a later date, beyond the normal settlement period. The price of when-issued and delayed delivery securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The security and the obligation to pay for it are recorded by the Funds at the time the commitment is entered into. The value of the security may vary with market fluctuations during the time before the Funds take delivery of the security. No interest accrues to the Funds until the transaction settles.
Delayed delivery transactions include those designated as To Be Announced (“TBAs”) in the Portfolios of Investments. For TBAs, the actual security that will be delivered to fulfill the transaction is not designated at the time of the trade. The security is “to be announced” 48 hours prior to the established trade settlement date. Certain transactions require the Funds or counterparty to post cash and/or securities as collateral for the net mark-to-market exposure to the other party.
Purchases of when-issued or delayed delivery securities may have a similar effect on the Funds’ NAV as if the Funds’ had created a degree of leverage in the portfolio. Risks may arise upon entering into such transactions from the potential inability of counterparties to meet their obligations under the transactions. Additionally, losses may arise due to changes in the value of the underlying securities.
There were no when-issued or delayed delivery securities held by the Funds as of June 30, 2024.
q. Stripped Securities. A Fund may invest in stripped securities, which are usually structured with two or more classes that receive different proportions of the interest and principal distribution on a pool of U.S. or foreign government securities or mortgage assets. In some cases, one class will receive all of the interest (the interest-only or “IO” class), while the other class will receive all of the principal (the principal-only or “PO” class). Stripped securities commonly have greater market volatility than other types of fixed-income securities. In the case of stripped mortgage securities, if the underlying mortgage assets experience greater than anticipated prepayments of principal, a Fund may fail to recoup fully its investments in IOs. Stripped securities outstanding at the end of the period, if any, are listed in each applicable Fund's Portfolio of Investments.
r. Unfunded Loan Commitments. A Fund may enter into unfunded loan commitments, which are contractual obligations for future funding at the option of the borrower. Unfunded loan commitments represent a future obligation, in full, even though a percentage of the committed amount may not be utilized by the borrower. Unfunded loan commitments, and the obligation for future funding, are recorded as a liability on the Statements of Assets and Liabilities at par value at the time the commitment is entered into. Purchases of unfunded loan commitments may have a similar effect on the Fund's NAV as if the Fund had created a degree of leverage in the portfolio. Market risk exists with these commitments to the same extent as if the securities were owned on a settled basis. Losses may arise due to changes in the value of the unfunded loan commitments. Unfunded loan commitments outstanding at the end of the period, if any, are listed in each applicable Fund's Portfolio of Investments.
s. Indemnifications. Under the Trusts’ organizational documents, their officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.
3.Fair Value Measurements In accordance with accounting standards related to fair value measurements and disclosures, the Funds have categorized the inputs utilized in determining the value of each Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:
• Level 1 — quoted prices in active markets for identical assets or liabilities;
• Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and
• Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect each Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).
83 |

Notes to Financial Statements (continued)
June 30, 2024 (Unaudited)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The Funds' pricing policies have been approved by the Board of Trustees. Investments for which market quotations are readily available are categorized in Level 1. Other investments for which an independent pricing service is utilized are categorized in Level 2. Broker-dealer bid prices for which the Funds have knowledge of the inputs used by the broker-dealer are categorized in Level 2. All other investments, including broker-dealer bid prices for which the Funds do not have knowledge of the inputs used by the broker-dealer, as well as investments fair valued by the valuation designee, are categorized in Level 3. All Level 2 and 3 securities are defined as being fair valued.
Under certain conditions and based upon specific facts and circumstances, the Fund’s valuation designee may determine that a fair valuation should be made for portfolio investment(s). These valuation designee fair valuations will be based upon a significant amount of Level 3 inputs.
The following is a summary of the inputs used to value the Funds' investments as of June 30, 2024, at value:
High Income Fund
Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Bonds and Notes
Non-Convertible Bonds
Home Construction	$ —	$ —	$ —	$ —
Non-Agency Commercial Mortgage-Backed Securities	—	835,324	52,502	887,826
All Other Non-Convertible Bonds(a)	—	33,923,318	—	33,923,318
Total Non-Convertible Bonds	—	34,758,642	52,502	34,811,144
Convertible Bonds(a)	—	3,869,572	—	3,869,572
Total Bonds and Notes	—	38,628,214	52,502	38,680,716
Senior Loans(a)	—	3,074,205	—	3,074,205
Collateralized Loan Obligations	—	250,002	—	250,002
Preferred Stocks(a)	158,834	—	—	158,834
Common Stocks
Real Estate Management & Development	—	233	—	233
All Other Common Stocks(a)	25,801	—	—	25,801
Total Common Stocks	25,801	233	—	26,034
Warrants	—	—	—	—
Other Investments(a)	—	—	—	—
Short-Term Investments	—	1,352,292	—	1,352,292
Total Investments	$184,635	$43,304,946	$52,502	$43,542,083

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
| 84

Notes to Financial Statements (continued)
June 30, 2024 (Unaudited)

Investment Grade Bond Fund
Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Bonds and Notes(a)	$ —	$11,711,805,404	$ —	$11,711,805,404
Collateralized Loan Obligations	—	329,436,553	—	329,436,553
Senior Loans(a)	—	312,617,818	—	312,617,818
Preferred Stocks(a)	4,839,354	—	—	4,839,354
Short-Term Investments	—	438,110,604	—	438,110,604
Total Investments	4,839,354	12,791,970,379	—	12,796,809,733
Futures Contracts (unrealized appreciation)	52,654,792	—	—	52,654,792
Total	$57,494,146	$12,791,970,379	$ —	$12,849,464,525

Liability Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Futures Contracts (unrealized depreciation)	$(33,556,596)	$ —	$ —	$(33,556,596)

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
85 |

Notes to Financial Statements (continued)
June 30, 2024 (Unaudited)

Strategic Alpha Fund
Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Bonds and Notes
Non-Convertible Bonds
ABS Home Equity	$ —	$30,405,387	$1,996,712	$32,402,099
Non-Agency Commercial Mortgage-Backed Securities	—	37,467,738	888,405	38,356,143
All Other Non-Convertible Bonds(a)	—	354,538,153	—	354,538,153
Total Non-Convertible Bonds	—	422,411,278	2,885,117	425,296,395
Convertible Bonds(a)	—	19,316,118	—	19,316,118
Total Bonds and Notes	—	441,727,396	2,885,117	444,612,513
Collateralized Loan Obligations	—	51,339,220	—	51,339,220
Senior Loans(a)	—	16,504,163	—	16,504,163
Common Stocks
Real Estate Management & Development	—	1,616	—	1,616
All Other Common Stocks(a)	12,127,818	—	—	12,127,818
Total Common Stocks	12,127,818	1,616	—	12,129,434
Preferred Stocks(a)	399,989	—	—	399,989
Other Investments(a)	—	—	—	—
Short-Term Investments	—	7,783,295	—	7,783,295
Purchased Options(a)	696,681	—	—	696,681
Total Investments	13,224,488	517,355,690	2,885,117	533,465,295
Centrally Cleared Interest Rate Swap Agreements (unrealized appreciation)	—	697,700	—	697,700
Centrally Cleared Credit Default Swap Agreements (unrealized appreciation)	—	129,826	—	129,826
Forward Foreign Currency Contracts (unrealized appreciation)	—	44,304	—	44,304
Futures Contracts (unrealized appreciation)	1,459,762	—	—	1,459,762
Total	$14,684,250	$518,227,520	$2,885,117	$535,796,887

Liability Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Written Options(a)	$(592,579)	$ —	$ —	$(592,579)
Forward Foreign Currency Contracts (unrealized depreciation)	—	(272,829)	—	(272,829)
Futures Contracts (unrealized depreciation)	(859,690)	—	—	(859,690)
Total	$(1,452,269)	$(272,829)	$ —	$(1,725,098)

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
| 86

Notes to Financial Statements (continued)
June 30, 2024 (Unaudited)

Strategic Income Fund
Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Bonds and Notes(a)	$ —	$2,156,448,162	$ —	$2,156,448,162
Common Stocks
Real Estate Management & Development	—	5,531	—	5,531
Technology Hardware, Storage & Peripherals	7,382,442	54,975	—	7,437,417
All Other Common Stocks(a)	164,199,155	—	—	164,199,155
Total Common Stocks	171,581,597	60,506	—	171,642,103
Senior Loans(a)	—	169,957,061	—	169,957,061
Collateralized Loan Obligations	—	107,593,722	—	107,593,722
Preferred Stocks
Convertible Preferred Stocks(a)	4,610,344	—	—	4,610,344
Non-Convertible Preferred Stocks
Home Construction	3,806,737	—	—	3,806,737
Office REITs	—	—	1,631,875	1,631,875
Other REITs	—	6,310,937	—	6,310,937
Total Non-Convertible Preferred Stocks	3,806,737	6,310,937	1,631,875	11,749,549
Total Preferred Stocks	8,417,081	6,310,937	1,631,875	16,359,893
Short-Term Investments	—	182,614,633	—	182,614,633
Total Investments	179,998,678	2,622,985,021	1,631,875	2,804,615,574
Centrally Cleared Credit Default Swap Agreements (unrealized appreciation)	—	91,962	—	91,962
Forward Foreign Currency Contracts (unrealized appreciation)	—	118,857	—	118,857
Futures Contracts (unrealized appreciation)	9,114,193	—	—	9,114,193
Total	$189,112,871	$2,623,195,840	$1,631,875	$2,813,940,586

Liability Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Futures Contracts (unrealized depreciation)	$(4,773,221)	$ —	$ —	$(4,773,221)

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of December 31, 2023 and/or June 30, 2024:
High Income Fund
Asset Valuation Inputs
Investments in Securities	Balance as of December 31, 2023	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of June 30, 2024	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at June 30, 2024
Bonds and Notes
Non-Convertible Bonds
Home Construction	$ —	$ —	$ —	$ —	$ —	$ —	$ —	$ —	$ —	$ —
87 |

Notes to Financial Statements (continued)
June 30, 2024 (Unaudited)
High Income Fund
Asset Valuation Inputs
Investments in Securities	Balance as of December 31, 2023	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of June 30, 2024	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at June 30, 2024
Non-Agency Commercial Mortgage- Backed Securities	$107,108	$ —	$ —	$(54,606)	$ —	$ —	$ —	$ —	$52,502	$(54,606)
Warrants	—	—	—	—	—	—	—	—	—	—
Other Investments
Aircraft ABS	—	—	—	—	—	—	—	—	—	—
Total	$107,108	$ —	$ —	$(54,606)	$ —	$ —	$ —	$ —	$52,502	$(54,606)

Strategic Alpha Fund
Asset Valuation Inputs
Investments in Securities	Balance as of December 31, 2023	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of June 30, 2024	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at June 30, 2024
Bonds and Notes
Non-Convertible Bonds
ABS Home Equity	$40,417	$ —	$429	$(36,133)	$ —	$(192,724)	$2,184,723	$ —	$1,996,712	$(36,066)
Non-Agency Commercial Mortgage- Backed Securities	1,528,640	—	—	(640,235)	—	—	—	—	888,405	(640,235)
Other Investments
Aircraft ABS	—	—	—	—	—	—	—	—	—	—
Total	$1,569,057	$ —	$429	$(676,368)	$ —	$(192,724)	$2,184,723	$ —	$2,885,117	$(676,301)
Debt securities valued at $2,184,723 were transferred from Level 2 to Level 3 during the period ended June 30, 2024. At December 31, 2023, these securities were fair valued based on evaluated bids furnished to the Fund by an independent pricing service in accordance
| 88

Notes to Financial Statements (continued)
June 30, 2024 (Unaudited)
with the Fund's valuation policies. At June 30, 2024, these securities were fair valued as determined by the Fund's valuation designee as an independent pricing service did not provide a reliable price for the securities.
Strategic Income Fund
Asset Valuation Inputs
Investments in Securities	Balance as of December 31, 2023	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of June 30, 2024	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at June 30, 2024
Preferred Stocks
Non-Convertible Preferred Stocks
Office REITs	$1,579,642	$ —	$ —	$52,233	$ —	$ —	$ —	$ —	$1,631,875	$52,233
4.Derivatives. Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of an underlying asset, reference rate or index. Derivative instruments that the Funds used during the period include forward foreign currency contracts, futures contracts, option contracts and swap agreements.
The Funds are subject to the risk that companies in which the Fund invests will fail financially or otherwise be unwilling or unable to meet their obligations to the Fund. The Funds may use credit default swaps, as a protection buyer, to hedge its credit exposure to issuers of bonds it holds without having to sell the bonds. The Funds may also use credit default swaps, as a protection seller, to gain investment exposure. During the six months ended June 30, 2024, High Income Fund, Strategic Alpha Fund and Strategic Income Fund engaged in credit default swap agreements (as a protection seller) to gain investment exposure. Strategic Alpha Fund also engaged in credit default swap agreements (as a protection buyer) to hedge its credit exposure.
Strategic Alpha Fund and Strategic Income Fund are subject to the risk that changes in foreign currency exchange rates will have an unfavorable effect on the value of Fund assets denominated in foreign currencies. The Funds may enter into forward foreign currency exchange contracts for hedging purposes to protect the value of the Funds’ holdings of foreign securities. The Funds may also use forward foreign currency contracts to gain exposure to foreign currencies, regardless of whether securities denominated in such currencies are held in the Funds. During the six months ended June 30, 2024, the Funds engaged in forward foreign currency contracts for hedging purposes and Strategic Alpha Fund also engaged in forward foreign currency contracts to gain exposure to foreign currencies.
Investment Grade Bond Fund, Strategic Alpha Fund and Strategic Income Fund are subject to the risk that changes in interest rates will affect the value of the Funds’ investments in fixed-income securities. The Funds will be subject to increased interest rate risk to the extent that they invest in fixed-income securities with longer maturities or durations, as compared to investing in fixed-income securities with shorter maturities or durations. The Funds may use futures contracts and interest rate swap agreements to hedge against changes in interest rates and to manage duration without having to buy or sell portfolio securities. The Funds may also use futures contracts and interest rate swap agreements to gain investment exposure. During the six months ended June 30, 2024, Strategic Alpha Fund engaged in futures contracts (including options on futures) and interest rate swap agreements for hedging purposes, yield curve management and to manage duration and interest rate swap agreements to gain investment exposure. During the six months ended June 30, 2024, Investment Grade Bond Fund and Strategic Income Fund used futures contracts to manage duration.
Strategic Alpha Fund is subject to the risk of unpredictable declines in the value of individual equity securities and periods of below average performance in individual securities or in the equity market as a whole. The Fund may use futures contracts, purchased put options and written call options to hedge against a decline in value of an equity security that it owns. The Fund may also write put options to offset the cost of options used for hedging purposes and use futures and option contracts to gain investment exposure. During the six months ended June 30, 2024, the Fund engaged in option contracts for hedging purposes and to gain investment exposure.
89 |

Notes to Financial Statements (continued)
June 30, 2024 (Unaudited)
Transactions in derivative instruments for High Income Fund during the six months ended June 30, 2024, as reflected within the Statements of Operations were as follows:
Net Realized Gain (Loss) on:	Swap agreements
Credit contracts	$29,856

Net Change in Unrealized Appreciation (Depreciation) on:	Swap agreements
Credit contracts	$(30,163)
The following is a summary of derivative instruments for Investment Grade Bond Fund as of June 30, 2024, as reflected within the Statements of Assets and Liabilities:
Assets	Unrealized appreciation on futures contracts[1]
Exchange-traded asset derivatives
Interest rate contracts	$52,654,792

Liabilities	Unrealized depreciation on futures contracts[1]
Exchange-traded liability derivatives
Interest rate contracts	$(33,556,596)

1
Represents cumulative unrealized appreciation (depreciation) on futures contracts. Only the current day’s variation margin on futures contracts is reported within the
Statements of Assets and Liabilities as receivable or payable for variation margin, as applicable.

Transactions in derivative instruments for Investment Grade Bond Fund during the six months ended June 30, 2024, as reflected within the Statements of Operations were as follows:
Net Realized Gain (Loss) on:	Futures contracts
Interest rate contracts	$3,852,166

Net Change in Unrealized Appreciation (Depreciation) on:	Futures contracts
Interest rate contracts	$(93,440,004)
The following is a summary of derivative instruments for Strategic Alpha Fund as of June 30, 2024, as reflected within the Statements of Assets and Liabilities:
Assets	Investments at value[1]	Unrealized appreciation on forward foreign currency contracts	Unrealized appreciation on futures contracts[2]	Swap agreements at value[3]	Total
Over-the-counter asset derivatives
Foreign exchange contracts	$ —	$44,304	$ —	$ —	$44,304
Exchange-traded/cleared asset derivatives
Interest rate contracts	696,681	—	1,459,762	699,176	2,855,619
Total asset derivatives	$696,681	$44,304	$1,459,762	$699,176	$2,899,923
| 90

Notes to Financial Statements (continued)
June 30, 2024 (Unaudited)

Liabilities	Options written at value	Unrealized depreciation on forward foreign currency contracts	Unrealized depreciation on futures contracts[2]	Swap agreements at value[3]	Total
Over-the-counter liability derivatives
Foreign exchange contracts	$ —	$(272,829)	$ —	$ —	$(272,829)
Exchange-traded/cleared liability derivatives
Interest rate contracts	(592,579)	—	(859,690)	—	(1,452,269)
Credit contracts	—	—	—	(2,037,134)	(2,037,134)
Total exchange-traded/cleared liability derivatives	$(592,579)	$—	$(859,690)	$(2,037,134)	$(3,489,403)
Total liability derivatives	$(592,579)	$(272,829)	$(859,690)	$(2,037,134)	$(3,762,232)

1	Represents purchased options, at value.
2
Represents cumulative unrealized appreciation (depreciation) on futures contracts. Only the current day’s variation margin on futures contracts is reported within the
Statements of Assets and Liabilities as receivable or payable for variation margin, as applicable.

3
Represents swap agreements, at value. Market value of swap agreements is reported in the Portfolio of Investments along with the unamortized upfront premium paid
(received), if any, and unrealized appreciation (depreciation) on each individual contract. Unrealized appreciation (depreciation) and upfront premiums paid (received)
for bilateral swap agreements are reported within the Statements of Assets and Liabilities. Only the current day’s variation margin on centrally cleared swap agreements is reported within the Statements of Assets and Liabilities as receivable or payable for variation margin, as applicable.

Transactions in derivative instruments for Strategic Alpha Fund during the six months ended June 30, 2024, as reflected within the Statements of Operations were as follows:
Net Realized Gain (Loss) on:	Investments[1]	Forward foreign currency contracts	Futures contracts	Options written	Swap agreements
Interest rate contracts	$(51,889)	$ —	$(1,436,154)	$141,570	$61,664
Foreign exchange contracts	—	(181,343)	—	—	—
Credit contracts	—	—	—	—	(4,676,017)
Equity contracts	—	—	—	16,275	—
Total	$(51,889)	$(181,343)	$(1,436,154)	$157,845	$(4,614,353)

Net Change in Unrealized Appreciation (Depreciation) on:	Investments[1]	Forward foreign currency contracts	Futures contracts	Options written	Swap agreements
Interest rate contracts	$(723,475)	$ —	$639,051	$ —	$(33,348)
Foreign exchange contracts	—	68,955	—	—	—
Credit contracts	—	—	—	—	3,105,803
Equity contracts	—	—	—	943,315	—
Total	$(723,475)	$68,955	$639,051	$943,315	$3,072,455

1	Represents realized gain and change in unrealized appreciation (depreciation), respectively, for purchased options during the period.
91 |

Notes to Financial Statements (continued)
June 30, 2024 (Unaudited)
The following is a summary of derivative instruments for Strategic Income Fund as of June 30, 2024, as reflected within the Statements of Assets and Liabilities:
Assets	Unrealized appreciation on forward foreign currency contracts	Unrealized appreciation on futures contracts[1]	Swap agreements at value[2]	Total
Over-the-counter asset derivatives
Foreign exchange contracts	$118,857	$ —	$ —	$118,857
Exchange-traded/cleared asset derivatives
Interest rate contracts	—	9,114,193	—	9,114,193
Credit contracts	—	—	2,570,111	2,570,111
Total exchange-traded/cleared asset derivatives	$—	$9,114,193	$2,570,111	$11,684,304
Total asset derivatives	$118,857	$9,114,193	$2,570,111	$11,803,161

Liabilities	Unrealized depreciation on futures contracts[1]
Exchange-traded liability derivatives
Interest rate contracts	$(4,773,221)

1
Represents cumulative unrealized appreciation (depreciation) on futures contracts. Only the current day’s variation margin on futures contracts is reported within the
Statements of Assets and Liabilities as receivable or payable for variation margin, as applicable.

2
Represents swap agreements, at value. Market value of swap agreements is reported in the Portfolio of Investments along with the unamortized upfront premium paid
(received), if any, and unrealized appreciation (depreciation) on each individual contract. Unrealized appreciation (depreciation) and upfront premiums paid (received)
for bilateral swap agreements are reported within the Statements of Assets and Liabilities. Only the current day’s variation margin on centrally cleared swap agreements is reported within the Statements of Assets and Liabilities as receivable or payable for variation margin, as applicable.

Transactions in derivative instruments for Strategic Income Fund during the six months ended June 30, 2024, as reflected within the Statements of Operations were as follows:
Net Realized Gain (Loss) on:	Forward foreign currency contracts	Futures contracts	Swap agreements
Interest rate contracts	$ —	$3,061,166	$ —
Foreign exchange contracts	125,651	—	—
Credit contracts	—	—	4,679
Total	$125,651	$3,061,166	$4,679

Net Change in Unrealized Appreciation (Depreciation) on:	Forward foreign currency contracts	Futures contracts	Swap agreements
Interest rate contracts	$ —	$(23,469,413)	$ —
Foreign exchange contracts	209,183	—	—
Credit contracts	—	—	91,962
Total	$209,183	$(23,469,413)	$91,962
As the Funds value their derivatives at fair value and recognize changes in fair value through the Statements of Operations, they do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Funds’ investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of these disclosures.
| 92

Notes to Financial Statements (continued)
June 30, 2024 (Unaudited)
The volume of forward foreign currency contract, futures contract and swap agreement activity, as a percentage of net assets for High Income Fund, Investment Grade Bond Fund, Strategic Alpha Fund and Strategic Income Fund, based on gross month-end or daily (as applicable) notional amounts outstanding during the period, including long and short positions at absolute value, was as follows for the six months ended June 30, 2024:
Investment Grade Bond Fund	Futures
Average Notional Amount Outstanding	63.67%
Highest Notional Amount Outstanding	62.93%
Lowest Notional Amount Outstanding	57.14%
Notional Amount Outstanding as of June 30, 2024	61.44%

Strategic Alpha Fund	Forwards	Futures	Credit Default Swaps	Interest Rate Swaps
Average Notional Amount Outstanding	3.46%	85.46%	8.89%	3.08%
Highest Notional Amount Outstanding	4.07%	100.47%	10.55%	3.32%
Lowest Notional Amount Outstanding	2.90%	69.85%	5.80%	2.92%
Notional Amount Outstanding as of June 30, 2024	4.07%	83.27%	5.80%	3.32%

Strategic Income Fund	Forwards	Futures	Credit Default Swaps
Average Notional Amount Outstanding	0.32%	58.91%	0.21%
Highest Notional Amount Outstanding	0.32%	70.27%	1.48%
Lowest Notional Amount Outstanding	0.31%	49.88%	0.00%
Notional Amount Outstanding as of June 30, 2024	0.32%	50.55%	1.48%
Unrealized gain and/or loss on open forwards, futures and swaps is recorded in the Statements of Assets and Liabilities. The aggregate notional values of forward, futures and swap contracts are not recorded in the Statements of Assets and Liabilities, and therefore are not included in the Funds’ net assets.
The volume of option contract activity, as a percentage of net assets for Strategic Alpha Fund, based on the month-end market values of instruments underlying purchased and written options, at absolute value, was as follows for the six months ended June 30, 2024:
Strategic Alpha Fund	Call Options Purchased*	Call Options Written*	Put Options Purchased*	Put Options Written*
Average Market Value of Underlying Instruments	5.45%	7.86%	12.92%	10.85%
Highest Market Value of Underlying Instruments	39.94%	39.94%	39.94%	39.94%
Lowest Market Value of Underlying Instruments	0.00%	0.00%	0.00%	0.00%
Market Value of Underlying Instruments as of June 30, 2024	39.94%	39.94%	39.94%	39.94%

*	Market value of underlying instruments is determined by multiplying option shares by the price of the option’s underlying security.
Amounts outstanding at the end of the prior period, if applicable, are included in the average amount outstanding.
Over-the-counter derivatives, including forward foreign currency contracts and swap agreements, are entered into pursuant to International Swaps and Derivatives Association, Inc. (“ISDA”) agreements negotiated between the Funds and their counterparties. ISDA agreements typically contain, among other things, terms for the posting of collateral and master netting provisions in the event of a default or other termination event. Collateral is posted by a Fund or the counterparty to the extent of the net mark-to-market exposure to the other party of all open contracts under the agreement, subject to minimum transfer requirements. Master netting provisions allow the Funds and the counterparty, in the event of a default or other termination event, to offset amounts owed by each related to derivative contracts, including any posted collateral, to one net amount payable by either the Funds or the counterparty. The Funds' ISDA agreements typically contain provisions that allow a counterparty to terminate open contracts early if the NAV of a Fund declines beyond a certain threshold. For financial reporting purposes, the Funds do not offset derivative assets and liabilities, and any related collateral received or pledged, on the Statements of Assets and Liabilities.
93 |

Notes to Financial Statements (continued)
June 30, 2024 (Unaudited)
As of June 30, 2024, gross amounts of over-the-counter derivative assets and liabilities not offset in the Statements of Assets and Liabilities and the related net amounts after taking into account master netting arrangements, by counterparty, are as follows:
Strategic Alpha Fund
Counterparty	Gross Amounts of Assets	Offset Amount	Net Asset Balance	Collateral (Received)/ Pledged	Net Amount
Bank of America N.A.	$36,048	$(9,255)	$26,793	$ —	$26,793
Barclays Bank PLC	8,256	(8,256)	—	—	—
	$44,304	$(17,511)	$26,793	$ —	$26,793

Counterparty	Gross Amounts of Liabilities	Offset Amount	Net Liability Balance	Collateral (Received)/ Pledged	Net Amount
Bank of America N.A.	$(9,255)	$9,255	$ —	$ —	$ —
Barclays Bank PLC	(31,731)	8,256	(23,475)	—	(23,475)
BNP Paribas SA	(231,843)	—	(231,843)	30,000	(201,843)
	$(272,829)	$17,511	$(255,318)	$30,000	$(225,318)

Strategic Income Fund
Counterparty	Gross Amounts of Assets	Offset Amount	Net Asset Balance	Collateral (Received)/ Pledged	Net Amount
Bank of America N.A.	$118,857	$ —	$118,857	$ —	$118,857
The actual collateral received or pledged, if any, may exceed the amounts shown in the table due to overcollateralization. Timing differences may exist between when contracts under the ISDA agreements are marked-to-market and when collateral moves. The ISDA agreements include tri-party control agreements under which collateral is held for the benefit of the secured party at a third party custodian, State Street Bank and Trust Company (“State Street Bank”).
Counterparty risk is managed based on policies and procedures established by each Fund’s adviser. Such policies and procedures may include, but are not limited to, minimum counterparty credit rating requirements, monitoring of counterparty credit default swap spreads and posting of collateral. A Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the Fund’s aggregated unrealized gains and the amount of any collateral pledged to the counterparty, which may be offset by any collateral posted to the Fund by the counterparty. ISDA master agreements can help to manage counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under these ISDA agreements, collateral is routinely transferred if the total net exposure in respect of certain transactions, net of existing collateral already in place, exceeds a specified amount. With exchange-traded derivatives, there is minimal counterparty credit risk to the Fund because the exchange’s clearing house, as counterparty to these instruments, stands between the buyer and the seller of the contract. Credit risk still exists in exchange-traded derivatives with respect to initial and variation margin that is held in a broker’s customer accounts. While brokers typically are required to segregate customer margin for exchange-traded derivatives from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its customers, U.S. bankruptcy laws will typically allocate that shortfall on a pro rata basis across all of the broker’s customers, potentially resulting in losses to the Fund.
5.Purchases and Sales of Securities. For the six months ended June 30, 2024, purchases and sales of securities (excluding short-term investments and option/swaption contracts and including paydowns) were as follows:
	U.S. Government/ Agency Securities		Other Securities
Fund	Purchases	Sales	Purchases	Sales
High Income Fund	$1,936,451	$869,619	$17,090,165	$18,528,439
Investment Grade Bond Fund	2,255,525,135	848,137,027	3,973,394,870	1,091,502,620
Strategic Alpha Fund	68,493,011	32,411,167	149,836,377	243,453,771
Strategic Income Fund	251,795,747	217,752,129	797,838,424	1,006,383,955
| 94

Notes to Financial Statements (continued)
June 30, 2024 (Unaudited)
6.Management Fees and Other Transactions with Affiliates.
a. Management Fees. Loomis, Sayles & Company, L.P. (“Loomis Sayles”) serves as investment adviser to each Fund. Loomis Sayles is a limited partnership whose sole general partner, Loomis, Sayles & Company, Inc., is indirectly owned by Natixis Investment Managers, LLC, which is part of Natixis Investment Managers, an international asset management group based in Paris, France.
Under the terms of the management agreements, each Fund pays a management fee at the following annual rates, calculated daily and payable monthly, based on each Fund’s average daily net assets:
Percentage of Average Daily Net Assets
Fund	First $200 million	Next $1.05 billion	Next $750 million	Next $13 billion	Next $10 billion	Over $25 billion
High Income Fund	0.55%	0.55%	0.55%	0.55%	0.55%	0.55%
Investment Grade Bond Fund	0.40%	0.40%	0.40%	0.40%	0.38%	0.38%
Strategic Alpha Fund	0.60%	0.60%	0.55%	0.55%	0.55%	0.55%
Strategic Income Fund	0.64%	0.59%	0.59%	0.54%	0.54%	0.53%
Loomis Sayles have given binding undertakings to the Funds to waive management fees and/or reimburse certain expenses to limit the Funds’ operating expenses, exclusive of acquired fund fees and expenses, brokerage expenses, interest expense, taxes, organizational and extraordinary expenses such as litigation and indemnification expenses. These undertakings are in effect until April 30, 2025, may be terminated before then only with the consent of the Funds’ Board of Trustees, and are reevaluated on an annual basis. Management fees payable, as reflected on the Statements of Assets and Liabilities, is net of waivers and/or expense reimbursements, if any, pursuant to these undertakings. Waivers/reimbursements that exceed management fees payable are reflected on the Statements of Assets and Liabilities as receivable from investment adviser.
For the six months ended June 30, 2024, the expense limits as a percentage of average daily net assets under the expense limitation agreement were as follows:
Expense Limit as a Percentage of Average Daily Net Assets
Fund	Class A	Class C	Class N	Class Y	Admin Class
High Income Fund	0.95%	1.70%	0.65%	0.70%	— %
Investment Grade Bond Fund	0.74%	1.49%	0.44%	0.49%	0.99%
Strategic Alpha Fund	1.00%	1.75%	0.70%	0.75%	— %
Strategic Income Fund	0.93%	1.68%	0.63%	0.68%	1.18%
Effective July 1, 2024, the expense limits as a percentage of average daily net assets under the expense limitation agreements for Strategic Alpha Fund and Strategic Income Fund were as follows:
Expense Limit as a Percentage of Average Daily Net Assets
Fund	Class A	Class C	Class N	Class Y	Admin Class
Strategic Alpha Fund	0.98%	1.73%	0.68%	0.73%	— %
Strategic Income Fund	0.92%	1.67%	0.62%	0.67%	1.17%
This new undertaking is in effect until April 30, 2026, may be terminated before then only with the consent of the Funds’ Board of Trustees, and will be reevaluated on an annual basis.
Loomis Sayles shall be permitted to recover expenses borne under the expense limitation agreements (whether through waiver of management fees or otherwise) on a class by class basis in later periods to the extent the annual operating expenses of a class fall below both (1) a class’ expense limitation ratio in place at the time such amounts were waived/reimbursed and (2) a class’ current applicable expense limitation ratio, provided, however, that a class is not obligated to pay such waived/reimbursed fees or expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.
95 |

Notes to Financial Statements (continued)
June 30, 2024 (Unaudited)
For six months ended June 30, 2024, the management fees and waivers of management fees for each Fund were as follows:
	Gross Management Fees	Contractual Waivers of Management Fees[1]	Net Management Fees	Percentage of Average Daily Net Assets
Fund				Gross	Net
High Income Fund	$119,871	$119,871	$ —	0.55%	— %
Investment Grade Bond Fund	22,694,543	3,326,000	19,368,543	0.40%	0.34%
Strategic Alpha Fund	1,709,423	138,364	1,571,059	0.60%	0.55%
Strategic Income Fund	8,002,317	1,030,529	6,971,788	0.58%	0.50%

[1]	Management fee waivers are subject to possible recovery until December 31, 2025.
In addition, Loomis Sayles reimbursed non-class-specific expenses of High Income Fund in the amount of $1,856, for the six months ended June 30, 2024, which is subject to possible recovery until December 31, 2025.
No expenses were recovered for any of the Funds during the six months ended June 30, 2024 under the terms of the expense limitation agreements.
b. Service and Distribution Fees. Natixis Distribution, LLC (“Natixis Distribution"), which is a wholly-owned subsidiary of Natixis Investment Managers, LLC, has entered into a distribution agreement with the Trusts. Pursuant to this agreement, Natixis Distribution serves as principal underwriter of the Funds of the Trusts.
Pursuant to Rule 12b-1 under the 1940 Act, the Trusts have adopted a Service Plan relating to each Fund’s Class A shares (the “Class A Plans”), a Distribution and Service Plan relating to each Fund’s Class C shares (the “Class C Plans”), and Investment Grade Bond Fund and Strategic Income Fund have adopted a Distribution Plan relating to their Admin Class shares (the “Admin Class Plans”).
Under the Class A Plans, each Fund pays Natixis Distribution a monthly service fee at an annual rate not to exceed 0.25% of the average daily net assets attributable to the Fund’s Class A shares, as reimbursement for expenses incurred by Natixis Distribution in providing personal services to investors in Class A shares and/or the maintenance of shareholder accounts.
Under the Class C Plans, each Fund pays Natixis Distribution a monthly service fee at an annual rate not to exceed 0.25% of the average daily net assets attributable to the Fund’s Class C shares, as compensation for services provided by Natixis Distribution in providing personal services to investors in Class C shares and/or the maintenance of shareholder accounts.
Also under the Class C Plans, each Fund pays Natixis Distribution a monthly distribution fee at an annual rate of 0.75% of the average daily net assets attributable to the Fund’s Class C shares, as compensation for services provided by Natixis Distribution in connection with the marketing or sale of Class C shares.
Under the Admin Class Plans, Investment Grade Bond Fund and Strategic Income Fund pay Natixis Distribution a monthly distribution fee at an annual rate not to exceed 0.25% of the average daily net assets attributable to the Funds’ Admin Class shares, as compensation for services provided by Natixis Distribution in connection with the marketing or sale of Admin Class shares or for payments made by Natixis Distribution to securities dealers or other financial intermediaries as commissions, asset-based sales charges or other compensation with respect to the sale of Admin Class shares, or for providing personal services to investors and/or the maintenance of shareholder accounts.
In addition, the Admin Class shares of Investment Grade Bond Fund and Strategic Income Fund may pay Natixis Distribution an administrative service fee, at an annual rate not to exceed 0.25% of the average daily net assets attributable to Admin Class shares. These fees are subsequently paid to securities dealers or financial intermediaries for providing personal services and/or account maintenance for their customers who hold such shares.
For the six months ended June 30, 2024, the service and distribution fees for each Fund were as follows:
	Service Fees			Distribution Fees
Fund	Class A	Class C	Admin Class	Class C	Admin Class
High Income Fund	$20,024	$896	$ —	$2,689	$ —
Investment Grade Bond Fund	909,291	87,674	131,960	263,021	131,960
Strategic Alpha Fund	21,264	3,232	—	9,695	—
Strategic Income Fund	1,124,357	38,218	79,833	114,656	79,833
| 96

Notes to Financial Statements (continued)
June 30, 2024 (Unaudited)
c. Administrative Fees. Natixis Advisors, LLC (“Natixis Advisors”) provides certain administrative services for the Funds and contracts with State Street Bank to serve as sub-administrator. Natixis Advisors is a wholly-owned subsidiary of Natixis Investment Managers, LLC. Pursuant to an agreement among Natixis Funds Trusts, Loomis Sayles Funds Trusts, Natixis ETF Trusts and Natixis Advisors, each Fund pays Natixis Advisors monthly its pro rata portion of fees equal to an annual rate of 0.0540% of the first $15 billion of the average daily net assets of the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts, 0.0500% of the next $15 billion, 0.0400% of the next $30 billion, 0.0275% of the next $30 billion and 0.0225% of such assets in excess of $90 billion, subject to an annual aggregate minimum fee for the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts of $10 million, which is reevaluated on an annual basis.
For the six months ended June 30, 2024, the administrative fees for each Fund were as follows:
Fund	Administrative Fees
High Income Fund	$9,826
Investment Grade Bond Fund	2,555,836
Strategic Alpha Fund	128,461
Strategic Income Fund	622,408
d. Sub-Transfer Agent Fees. Natixis Distribution has entered into agreements, which include servicing agreements, with financial intermediaries that provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries that hold positions in the Funds and has agreed to compensate the intermediaries for providing those services. Intermediaries transact with the Funds primarily through the use of omnibus accounts on behalf of their customers who hold positions in the Funds. These services would have been provided by the Funds’ transfer agent and other service providers if the shareholders’ accounts were maintained directly at the Funds’ transfer agent. Accordingly, the Funds have agreed to reimburse Natixis Distribution for all or a portion of the servicing fees paid to these intermediaries. The reimbursement amounts (sub-transfer agent fees) paid to Natixis Distribution are subject to a current per-account equivalent fee limit approved by the Funds’ Board of Trustees, which is based on fees for similar services paid to the Funds’ transfer agent and other service providers. Class N shares do not bear such expenses.
For the six months ended June 30, 2024, the sub-transfer agent fees (which are reflected in transfer agent fees and expenses in the Statements of Operations) for each Fund were as follows:
Fund	Sub-Transfer Agent Fees
High Income Fund	$8,502
Investment Grade Bond Fund	3,503,618
Strategic Alpha Fund	163,540
Strategic Income Fund	1,034,716
As of June 30, 2024, the Funds owe Natixis Distribution the following reimbursements for sub-transfer agent fees (which are reflected in the Statements of Assets and Liabilities as payable to distributor):
Fund	Reimbursements of Sub-Transfer Agent Fees
High Income Fund	$246
Investment Grade Bond Fund	97,188
Strategic Alpha Fund	4,242
Strategic Income Fund	25,678
Sub-transfer agent fees attributable to Class A, Class C, Class Y, and Admin Class are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of those classes.
97 |

Notes to Financial Statements (continued)
June 30, 2024 (Unaudited)
e. Commissions. Commissions (including CDSCs) on Fund shares retained by Natixis Distribution during the six months ended June 30, 2024 were as follows:
Fund	Commissions
High Income Fund	$807
Investment Grade Bond Fund	39,010
Strategic Alpha Fund	1,220
Strategic Income Fund	5,170
f. Trustees Fees and Expenses. The Trusts do not pay any compensation directly to their officers or Trustees who are directors, officers or employees of Natixis Advisors, Natixis Distribution, Natixis Investment Managers, LLC or their affiliates. The Chairperson of the Board of Trustees receives a retainer fee at the annual rate of $400,000. The Chairperson does not receive any meeting attendance fees for Board of Trustees meetings or committee meetings that he attends. Each Independent Trustee (other than the Chairperson) receives, in the aggregate, a retainer fee at the annual rate of $225,000. Each Independent Trustee also receives a meeting attendance fee of $10,000 for each meeting of the Board of Trustees that he or she attends in person and $5,000 for each meeting of the Board of Trustees that he or she attends telephonically. In addition, the Chairperson of the Contract Review Committee and the Chairperson of the Audit Committee each receive an additional retainer fee at the annual rate of $25,000. The Chairperson of the Governance Committee receives an additional retainer fee at the annual rate of $20,000. Each Contract Review Committee member is compensated $6,000 for each Committee meeting that he or she attends in person and $3,000 for each meeting that he or she attends telephonically. Each Audit Committee member is compensated $6,000 for each Committee meeting that he or she attends in person and $3,000 for each meeting that he or she attends telephonically. Each Governance Committee member is compensated $2,500 for each Committee meeting that he or she attends. These fees are allocated among the funds in the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts based on a formula that takes into account, among other factors, the relative net assets of each fund. Trustees are reimbursed for travel expenses in connection with attendance at meetings.
A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts, on the normal payment dates, in certain funds of the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts as designated by the participating Trustees. Changes in the value of participants’ deferral accounts are allocated pro rata among the funds in the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts and are normally reflected as Trustees’ fees and expenses in the Statements of Operations. Deferred amounts remain in the funds until distributed in accordance with the provisions of the Plan. The portions of the accrued obligations allocated to the Funds under the Plan are reflected as Deferred Trustees’ fees in the Statements of Assets and Liabilities.
Certain officers and employees of Natixis Advisors and Loomis Sayles are also officers and/or Trustees of the Trusts.
g. Reimbursement of Transfer Agent Fees and Expenses. Natixis Advisors has given a binding contractual undertaking to High Income Fund to reimburse any and all transfer agency expenses for the Fund's Class N shares. This undertaking is in effect through April 30, 2025 and is not subject to recovery under the expense limitation agreement described above.
For the six months ended June 30, 2024, Natixis Advisors reimbursed High Income Fund $768 for transfer agency expenses related to Class N shares.
h. Affiliated Ownership. As of June 30, 2024, the percentage of each Fund’s net assets owned by affiliates is as follows:
Percentage of Net Assets
High Income Fund
Natixis and Affiliates	7.80%
Investment Grade Bond Fund
Loomis Sayles Employees’ Profit Sharing Retirement Plan	0.07%
Investment activities of affiliated shareholders could have material impacts on the Fund.
7.Class-Specific Transfer Agent Fees and Expenses. Transfer agent fees and expenses attributable to Class A, Class C, Class Y and Admin Class are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of those classes. Transfer agent fees and expenses attributable to Class N are allocated to Class N.
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Notes to Financial Statements (continued)
June 30, 2024 (Unaudited)
For the six months ended June 30, 2024 the Funds incurred the following class-specific transfer agent fees and expenses (net of expenses offsets and including sub-transfer agent fees, where applicable):
	Transfer Agent Fees and Expenses
Fund	Class A	Class C	Class N	Class Y	Admin Class
High Income Fund	$5,002	$218	$768	$8,357	$ —
Investment Grade Bond Fund	276,207	26,645	21,552	3,304,748	40,084
Strategic Alpha Fund	6,202	942	1,882	163,351	—
Strategic Income Fund	384,938	13,087	3,388	664,423	27,332
8.Expense Offset Arrangements. The Funds have entered into an agreement with the transfer agent whereby certain transfer agent fees and expenses may be paid indirectly by credits earned on the Funds' cash balances. Transfer agent fees and expenses are presented in the Statements of Operations gross of such credits, and the credits are presented as offsets to expenses.
9.Line of Credit. Each Fund, together with certain other funds of Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts, entered into a syndicated, revolving, committed, unsecured line of credit with State Street Bank as administrative agent. The aggregate revolving commitment amount is $575,000,000. Any one Fund may borrow up to $402,500,000 under the line of credit agreement (as long as all borrowings by all Funds in the aggregate do not exceed the $575,000,000 limit at any time), subject to each Fund’s investment restrictions and its contractual obligations under the line of credit. Interest is charged to the Funds based upon the terms set forth in the agreement. In addition, a commitment fee of 0.15% per annum, payable at the end of each calendar quarter, is accrued and apportioned among the participating funds based on their average daily unused portion of the line of credit.
For the six months ended June 30, 2024, none of the Funds had borrowings under this agreement.
10.Risk. The Funds’ investments in foreign securities, as applicable, may be subject to greater political, economic, environmental, credit/counterparty and information risks. The Funds’ investments in foreign securities also are subject to foreign currency fluctuations and other foreign currency-related risks. Foreign securities may be subject to higher volatility than U.S. securities, varying degrees of regulation and limited liquidity.
Geopolitical events (such as trading halts, sanctions or wars) could increase volatility and uncertainty in the financial markets and adversely affect regional and global economies. These, and other related events, could significantly impact a Fund's performance and the value of an investment in the Fund, even if the Fund does not have direct exposure to issuers in the country or countries involved.
11.Concentration of Ownership. From time to time, a Fund may have a concentration of one or more accounts constituting a significant percentage of shares outstanding. Investment activities by holders of such accounts could have material impacts on the Funds. As of June 30, 2024, based on management’s evaluation of the shareholder account base, the Funds had accounts representing controlling ownership of more than 5% of the Funds' total outstanding shares. The number of such accounts, based on accounts that represent more than 5% of an individual class of shares, and the aggregate percentage of net assets represented by such holdings were as follows:
Fund	Number of 5% Non-Affiliated Account Holders	Percentage of Non-Affiliated Ownership	Percentage of Affiliated Ownership (Note 6h)	Total Percentage of Ownership
High Income Fund	1	31.57%	7.80%	39.37%
Strategic Alpha Fund	2	19.55%	—	19.55%
Omnibus shareholder accounts for which Natixis Advisors understands that the intermediary has discretion over the underlying shareholder accounts or investment models where a shareholder account may be invested for a non-discretionary customer are included in the table above. For other omnibus accounts, the Fund does not have information on the individual shareholder accounts underlying the omnibus accounts; therefore, there could be other 5% shareholders in addition to those disclosed in the table above.
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Notes to Financial Statements (continued)
June 30, 2024 (Unaudited)
12.Capital Shares. Each Fund may issue an unlimited number of shares of beneficial interest, without par value. Transactions in capital shares were as follows:

	Six Months Ended June 30, 2024		Year Ended December 31, 2023
High Income Fund	Shares	Amount	Shares	Amount
Class A
Issued from the sale of shares	261,019	$914,566	306,032	$1,067,932
Issued in connection with the reinvestment of distributions	142,786	498,711	321,597	1,120,237
Redeemed	(278,947)	(975,624)	(1,580,015)	(5,494,862)
Net change	124,858	$437,653	(952,386)	$(3,306,693)
Class C
Issued from the sale of shares	26,227	$92,991	16,682	$58,103
Issued in connection with the reinvestment of distributions	4,527	15,903	13,573	47,529
Redeemed	(76,812)	(269,771)	(155,457)	(547,251)
Net change	(46,058)	$(160,877)	(125,202)	$(441,619)
Class N
Issued from the sale of shares	996	$3,500	8,277	$29,269
Issued in connection with the reinvestment of distributions	1,791	6,256	3,146	10,957
Redeemed	(280)	(980)	(617)	(2,157)
Net change	2,507	$8,776	10,806	$38,069
Class Y
Issued from the sale of shares	52,921	$185,534	1,888,911	$6,708,806
Issued in connection with the reinvestment of distributions	263,344	918,555	682,486	2,379,629
Redeemed	(832,012)	(2,917,857)	(22,464,868)	(80,345,925)
Net change	(515,747)	$(1,813,768)	(19,893,471)	$(71,257,490)
Decrease from capital share transactions	(434,440)	$(1,528,216)	(20,960,253)	$(74,967,733)
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Notes to Financial Statements (continued)
June 30, 2024 (Unaudited)
12.Capital Shares (continued).

	Six Months Ended June 30, 2024		Year Ended December 31, 2023
Investment Grade Bond Fund	Shares	Amount	Shares	Amount
Class A
Issued from the sale of shares	11,648,918	$113,987,794	25,396,146	$246,567,507
Issued in connection with the reinvestment of distributions	1,266,393	12,328,958	2,264,608	21,815,546
Redeemed	(10,229,114)	(99,934,468)	(21,822,384)	(209,544,718)
Net change	2,686,197	$26,382,284	5,838,370	$58,838,335
Class C
Issued from the sale of shares	1,431,466	$13,810,484	3,184,655	$30,498,673
Issued in connection with the reinvestment of distributions	126,125	1,210,803	209,731	1,993,258
Redeemed	(1,155,296)	(11,130,770)	(2,302,311)	(21,957,456)
Net change	402,295	$3,890,517	1,092,075	$10,534,475
Class N
Issued from the sale of shares	76,218,630	$744,284,882	91,924,554	$885,815,955
Issued in connection with the reinvestment of distributions	3,885,455	37,812,970	5,076,986	48,937,064
Redeemed	(17,674,336)	(172,439,194)	(86,022,542)	(837,693,684)
Net change	62,429,749	$609,658,658	10,978,998	$97,059,335
Class Y
Issued from the sale of shares	286,844,078	$2,804,395,608	467,964,100	$4,536,504,200
Issued in connection with the reinvestment of distributions	18,009,877	175,457,763	25,929,745	249,724,582
Redeemed	(116,126,670)	(1,135,484,301)	(194,903,390)	(1,871,622,848)
Net change	188,727,285	$1,844,369,070	298,990,455	$2,914,605,934
Admin Class
Issued from the sale of shares	741,120	$7,225,736	2,991,834	$29,088,850
Issued in connection with the reinvestment of distributions	214,990	2,086,320	515,315	4,946,804
Redeemed	(4,725,567)	(46,560,856)	(1,847,534)	(17,617,451)
Net change	(3,769,457)	$(37,248,800)	1,659,615	$16,418,203
Increase from capital share transactions	250,476,069	$2,447,051,729	318,559,513	$3,097,456,282
101 |

Notes to Financial Statements (continued)
June 30, 2024 (Unaudited)
12.Capital Shares (continued).

	Six Months Ended June 30, 2024		Year Ended December 31, 2023
Strategic Alpha Fund	Shares	Amount	Shares	Amount
Class A
Issued from the sale of shares	100,084	$932,877	456,338	$4,209,477
Issued in connection with the reinvestment of distributions	33,469	312,093	99,309	909,163
Redeemed	(243,464)	(2,279,603)	(1,899,495)	(17,465,791)
Net change	(109,911)	$(1,034,633)	(1,343,848)	$(12,347,151)
Class C
Issued from the sale of shares	23,027	$214,879	45,444	$418,841
Issued in connection with the reinvestment of distributions	5,407	50,340	11,120	101,827
Redeemed	(24,835)	(232,589)	(147,682)	(1,359,697)
Net change	3,599	$32,630	(91,118)	$(839,029)
Class N
Issued from the sale of shares	1,060,757	$9,885,813	1,364,528	$12,543,692
Issued in connection with the reinvestment of distributions	144,064	1,339,727	302,868	2,768,620
Redeemed	(1,830,191)	(17,072,499)	(8,330,688)	(76,590,983)
Net change	(625,370)	$(5,846,959)	(6,663,292)	$(61,278,671)
Class Y
Issued from the sale of shares	5,519,674	$51,437,096	15,287,147	$140,821,294
Issued in connection with the reinvestment of distributions	1,125,401	10,455,208	2,964,920	27,064,532
Redeemed	(11,707,500)	(108,894,912)	(38,425,804)	(352,610,278)
Net change	(5,062,425)	$(47,002,608)	(20,173,737)	$(184,724,452)
Decrease from capital share transactions	(5,794,107)	$(53,851,570)	(28,271,995)	$(259,189,303)
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Notes to Financial Statements (continued)
June 30, 2024 (Unaudited)
12.Capital Shares (continued).

	Six Months Ended June 30, 2024		Year Ended December 31, 2023
Strategic Income Fund	Shares	Amount	Shares	Amount
Class A
Issued from the sale of shares	2,237,894	$26,286,655	5,396,144	$63,165,985
Issued in connection with the reinvestment of distributions	1,507,399	17,657,837	3,339,258	38,694,621
Redeemed	(8,750,904)	(102,852,842)	(20,930,624)	(243,186,741)
Net change	(5,005,611)	$(58,908,350)	(12,195,222)	$(141,326,135)
Class C
Issued from the sale of shares	111,106	$1,326,110	344,723	$4,070,984
Issued in connection with the reinvestment of distributions	50,124	595,381	133,724	1,571,614
Redeemed	(606,909)	(7,234,660)	(2,137,792)	(25,254,269)
Net change	(445,679)	$(5,313,169)	(1,659,345)	$(19,611,671)
Class N
Issued from the sale of shares	1,254,988	$14,660,309	2,056,873	$24,053,872
Issued in connection with the reinvestment of distributions	498,447	5,831,549	1,023,850	11,845,636
Redeemed	(2,031,051)	(23,777,397)	(3,497,513)	(40,734,619)
Net change	(277,616)	$(3,285,539)	(416,790)	$(4,835,111)
Class Y
Issued from the sale of shares	12,726,827	$149,509,114	24,750,383	$288,798,152
Issued in connection with the reinvestment of distributions	2,698,994	31,562,109	5,940,532	68,749,953
Redeemed	(17,700,285)	(207,757,711)	(53,605,076)	(622,978,815)
Net change	(2,274,464)	$(26,686,488)	(22,914,161)	$(265,430,710)
Admin Class
Issued from the sale of shares	189,036	$2,221,133	244,917	$2,861,871
Issued in connection with the reinvestment of distributions	141,294	1,648,053	296,316	3,419,495
Redeemed	(519,453)	(6,082,131)	(894,094)	(10,337,583)
Net change	(189,123)	$(2,212,945)	(352,861)	$(4,056,217)
Decrease from capital share transactions	(8,192,493)	$(96,406,491)	(37,538,379)	$(435,259,844)
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BOARD APPROVAL OF THE EXISTING ADVISORY AGREEMENTS
The Board of Trustees of the Trusts (the “Board”), including the Independent Trustees, considers matters bearing on each Fund’s advisory agreement (collectively, the “Agreements”) at most of its meetings throughout the year. Each year, usually in the spring, the Contract Review Committee of the Board meets to review the Agreements to determine whether to recommend that the full Board approve the continuation of the Agreements, typically for an additional one-year period. This meeting typically includes all the Independent Trustees, including the Trustees who do not serve on the Contract Review Committee. After the Contract Review Committee has made its recommendation, the full Board, including the Independent Trustees, determines whether to approve the continuation of the Agreements at its June Board meeting.
In connection with these meetings, the Trustees receive materials that the Funds’ investment adviser (the “Adviser”) believes to be reasonably necessary for the Trustees to evaluate the Agreements. These materials generally include, among other items, (i) information on the investment performance of the Funds and the performance of peer groups of funds and the Funds’ performance benchmarks, (ii) information on the Funds’ advisory fees, if any, and other expenses, including information comparing the Funds’ advisory fees, if any, to the fees charged to institutional accounts with similar strategies managed by the Adviser, if any, and to those of peer groups of funds and information about any applicable expense limitations and/or fee “breakpoints,” (iii) sales and redemption data in respect of the Funds, (iv) information about the profitability of the Agreements to the Adviser , including how profitability is determined for the Funds, and (v) information obtained through the completion by the Adviser of questionnaires distributed on behalf of the Trustees throughout the year. The Board, including the Independent Trustees, also considers other matters such as (i) each Fund’s investment objective and strategies and the size, education and experience of the Adviser’s investment staff and its use of technology, external research and trading cost measurement tools, (ii) arrangements in respect of the distribution of the Funds’ shares and the related costs, (iii) the allocation of the Funds’ brokerage, if any, including, to the extent applicable, allocations to brokers affiliated with the Adviser and the use of “soft” commission dollars to pay for research and other similar services, (iv) the Adviser’s policies and procedures relating to, among other things, compliance, trading and best execution, proxy voting, liquidity and valuation, (v) information about amounts invested by the Funds’ portfolio managers in the Funds or in similar accounts that they manage and (vi) the general economic outlook with particular emphasis on the mutual fund industry. Throughout the process, the Trustees are afforded the opportunity to ask questions of and request additional materials from the Adviser and the Independent Trustees meet separately with independent legal counsel outside the presence of Adviser personnel.
In addition to the materials requested by the Trustees in connection with their annual consideration of the continuation of the Agreements, the Trustees receive materials in advance of each regular quarterly meeting of the Board that provide detailed information about the Funds’ investment performance and the fees charged to the Funds for advisory and other services. The information received by the Trustees generally includes, where available, among other things, an internal performance rating for each Fund based on agreed-upon criteria, graphs showing each Fund’s performance and expense differentials against each Fund’s peer group/category of funds, total return information for various periods, performance rankings provided by a third-party data provider for various periods comparing a Fund against similarly categorized funds, and performance ratings provided by a different third-party rating organization. The portfolio management team for each Fund or other representatives of the Adviser make periodic presentations to the Contract Review Committee and/or the full Board, and Funds identified as presenting possible performance concerns may be subject to more frequent Board or Committee presentations and reviews. In addition, the Trustees are periodically provided with detailed statistical information about each Fund’s portfolio. The Trustees also receive periodic updates between meetings, both at the Board and at the Committee level.
The Board most recently approved the continuation of the Agreements for a one-year period at its meeting held in June 2024. In considering whether to approve the continuation of the Agreements, the Board, including the Independent Trustees, did not identify any single factor as determinative. Individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. Matters considered by the Trustees, including the Independent Trustees, in connection with their approval of the Agreements included, but were not limited to, the factors listed below.
The nature, extent and quality of the services provided to the Funds under the Agreements. The Trustees considered the nature, extent and quality of the services provided by the Adviser and its affiliates to the Funds and the resources dedicated to the Funds by the Adviser and its affiliates. The Trustees also considered their experience with other funds advised by the Adviser, as well as the affiliation between the Adviser and Natixis Investment Managers, LLC, whose affiliates provide investment advisory services to other funds in the Natixis family of funds.
The Trustees considered not only the advisory services provided by the Adviser to the Funds, but also the benefits to the Funds from the monitoring and oversight services provided by Natixis Advisors, LLC (“Natixis Advisors”). They also considered the administrative and shareholder services provided by Natixis Advisors and its affiliates to the Funds. They also took into consideration increases in the services provided resulting from new regulatory requirements, such as recent rules relating to the fair valuation of investments and the use of derivatives, implementation of tailored shareholder reports and amendments to the Names Rule, as well as from monitoring proposed rules, such as those relating to cybersecurity, environmental, social, and governance-specific regulatory changes, and vendor oversight.
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For each Fund, the Trustees also considered the benefits to shareholders of investing in a mutual fund that is part of a family of funds that offers shareholders the right to exchange shares of one type of fund for shares of another type of fund, and provides a variety of fund and shareholder services.
After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the nature, extent and quality of services provided supported the renewal of the Agreements.
Investment performance of the Funds and the Adviser. As noted above, the Trustees received information about the performance of the Funds over various time periods, including information that compared the performance of the Funds to the performance of peer groups and categories of funds and the Funds’ respective performance benchmarks. The Trustees also received information about how comparative peer groups are constructed. The Board noted that while it found the data provided by the independent third-party data provider useful, it recognized its limitations, including, in particular, that notable differences may exist between the Funds and the performance comparisons (for example, with respect to investment strategies) and that the results of the performance comparisons may vary depending on (i) the end dates for the performance periods that were selected and (ii) the selection of the performance comparisons. In addition, the Trustees reviewed data prepared by an independent third-party rating organization that analyzed the performance of the Funds using a variety of performance metrics, including metrics that measured the performance of the Funds on a risk adjusted basis.
The Board noted that, through December 31, 2023, each Fund’s one-, three- and five-year performance stated as percentile rankings within categories selected by the independent third-party data provider, was as follows (where the best performance would be in the first percentile of its category):
	One-Year	Three-Year	Five-Year
Loomis Sayles High Income Fund	90%	99%	94%
Loomis Sayles Investment Grade Bond Fund	12%	10%	5%
Loomis Sayles Strategic Alpha Fund	39%	59%	49%
Loomis Sayles Strategic Income Fund	66%	78%	91%
In the case of each Fund that had performance that lagged that of a relevant category median as determined by the independent third-party data provider for certain periods, the Board concluded that other factors relevant to performance supported renewal of the Agreements. These factors included one or more of the following: (1) that the underperformance was attributable, to a significant extent, to investment decisions (such as security selection or sector allocation) by the Adviser that were reasonable and consistent with the Fund’s investment objective and policies; (2) that the Fund’s shorter-term (one-year) performance has been strong relative to its category; (3) that the Fund’s performance for a recent (though not necessarily the most recent) calendar year was stronger relative to its category; (4) that the Fund had outperformed its relevant performance benchmark for the one-year period ended December 31, 2023 and/or December 31, 2022; and (5) that the Fund’s long-term (five-year and 10-year) performance was stronger relative to its category. The Board also considered information about the Funds’ more recent performance, including how performance over various periods had been impacted by various factors such as market and economic events.
The Trustees also considered the Adviser’s performance and reputation generally, the performance of the fund family generally, and the historical responsiveness of the Adviser to Trustee concerns about performance and the willingness of the Adviser to take steps intended to improve performance.
After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the performance of the Funds and the Adviser and/or other relevant factors supported the renewal of the Agreements.
The costs of the services to be provided and profits to be realized by the Adviser and its affiliates from their respective relationships with the Funds. The Trustees considered the fees charged to the Funds for advisory and administrative services, as well as the total expense levels of the Funds. This information included comparisons (provided both by management and by an independent third party) of the Funds’ advisory fees and total expense levels to those of their peer groups and information about the advisory fees charged by the Adviser to comparable accounts (such as institutional separate accounts), as well as information about differences in such fees and the reasons for any such differences. In considering the fees charged to comparable accounts, the Trustees considered, among other things, management’s representations about the differences between managing mutual funds as compared to other types of accounts, including the additional resources required to effectively manage mutual fund assets, the greater regulatory costs associated with the management of such assets, and the entrepreneurial, regulatory and other risks associated with sponsoring and managing mutual funds. In evaluating each Fund’s advisory fees, the Trustees also took into account the demands, complexity and quality of the investment management of such Fund and the need for the Adviser to offer competitive compensation and the potential need to expend additional resources to the extent the Fund grows in size. The Trustees considered that over the past several years, management had demonstrated its intention to have competitive fee levels by making recommendations regarding reductions in advisory fee rates, implementation of
105 |

advisory fee breakpoints and the institution of advisory fee waivers and expense limitations for various funds in the fund family. They noted that all of the Funds included have expense limitations in place, and they considered the amounts waived or reimbursed by the Adviser for all of the Funds under their expense limitation agreements. The Trustees also noted that management had proposed to reduce the expense limitation for Loomis Sayles Strategic Alpha Fund and Loomis Sayles Strategic Income Fund on all share classes, effective as of July 1, 2024. The Board also considered that the fee and expense information reflected information as of a certain date and that historical asset levels may differ from current asset levels, particularly in a period of market volatility.
The Trustees further noted that Loomis Sayles High Income Fund, Loomis Sayles Investment Grade Bond Fund, and Loomis Sayles Strategic Alpha Fund had total advisory fee rates that were at or below the median of their respective peer groups of funds. The Trustees also considered that the proposed reduction of Loomis Sayles Strategic Alpha Fund’s expense limitation would further reduce the Fund’s effective advisory fee rate.
The Trustees noted that Loomis Sayles Strategic Income Fund had a total advisory fee rate that was above the median of a peer group of funds. In this regard, the Trustees considered the factors that management believed justified such relatively higher advisory fee rate, including that: (1) the advisory fee was only three basis points higher than the median of a peer group of funds; (2) management had proposed to reduce the expense limitation, which is expected to reduce the Fund’s effective advisory fee rate; and (3) the Fund has a flexible investment strategy relative to its peer group of funds.
The Trustees also considered the compensation directly or indirectly received by the Adviser and its affiliates from their relationships with the Funds. The Trustees reviewed information provided by management as to the profitability of the Adviser and its affiliates’ relationships with the Funds, and information about how expenses are determined and allocated for purposes of profitability calculations. They also reviewed information provided by management about the effect of distribution costs and changes in asset levels on Adviser profitability, including information regarding resources spent on distribution activities. When reviewing profitability, the Trustees also considered information about court cases in which adviser compensation or profitability were issues, the performance of the relevant Funds, the expense levels of the Funds, whether the Adviser had implemented breakpoints and/or expense limitations with respect to such Funds and the overall profit margin of Natixis Investment Managers, LLC compared to that of certain other investment managers for which such data was available. The Board also noted the competitive nature of the global asset management industry.
After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the advisory fees charged to each of the Funds were fair and reasonable, and that the costs of these services generally and the related profitability of the Adviser and its affiliates in respect of their relationships with the Funds supported the renewal of the Agreements.
Economies of Scale. The Trustees considered the existence of any economies of scale in the provision of services by the Adviser and whether those economies are shared with the Funds through breakpoints in their investment advisory fees or other means, such as expense limitations. The Trustees also considered management’s explanation of the factors that are taken into account with respect to the implementation of breakpoints in investment advisory fees or expense limitations, which reduced the total expenses borne by shareholders. With respect to economies of scale, the Trustees noted that each of Loomis Sayles Investment Grade Bond Fund, Loomis Sayles Strategic Alpha Fund, and Loomis Sayles Strategic Income Fund has breakpoints in its advisory fee and that each of the Funds was subject to an expense limitation. The Trustees also considered management’s proposal to reduce the expense limitations for Loomis Sayles Strategic Alpha Fund and Loomis Sayles Strategic Income Fund. In considering these issues, the Trustees also took note of the costs of the services provided (both on an absolute and on a relative basis) and the profitability to the Adviser and its affiliates of their relationships with the Funds, as discussed above. The Trustees also considered that the Funds have benefitted from the substantial reinvestment the Adviser has made into its business. They also considered that because of its relatively small size, Loomis Sayles High Income Fund did not benefit from significant economies of scale.
After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the extent to which economies of scale were shared with the Funds supported the renewal of the Agreements.
The Trustees also considered other factors, which included but were not limited to the following:
• The effect of various factors and recent market and economic events, such as recent market volatility, geopolitical instability, aggressive domestic and foreign central bank policies, and adverse developments affecting the financial services industry generally, as applicable, on the performance, asset levels and expense ratios of each Fund.
• Whether each Fund has operated in accordance with its investment objective and the Fund’s record of compliance with its investment restrictions, and the compliance programs of the Funds and the Adviser. They also considered the compliance-related resources the Adviser and its affiliates were providing to the Funds.
| 106

• So-called “fallout benefits” to the Adviser, such as the engagement of affiliates of the Adviser to provide distribution and administrative services to the Funds, and the benefits of research made available to the Adviser by reason of brokerage commissions (if any) generated by the Funds’ securities transactions. The Trustees considered the possible conflicts of interest associated with these fallout and other benefits, and the reporting, disclosure and other processes in place to disclose and monitor such possible conflicts of interest.
• The Trustees’ review and discussion of the Funds’ advisory arrangements in prior years, and management’s record of responding to Trustee concerns raised during the year and in prior years.
Based on their evaluation of all factors that they deemed to be material, including those factors described above, and assisted by the advice of independent counsel, the Trustees, including the Independent Trustees, concluded that each of the existing Agreements should be continued through June 30, 2025.
107 |

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˃To learn more about Natixis Funds products and services:
Visit: im.natixis.com Call:  800-225-5478
Before investing, consider the fund’s investment objectives, risks, charges, and expenses. Visit im.natixis.com or call 800-225-5478 for a prospectus or summary prospectus containing this and other information.
Contact us by mail:
If you wish to communicate with the funds’ Board of Trustees, you may do so by writing to:
Secretary of the Funds
Natixis Advisors, LLC
888 Boylston Street, Suite 800
Boston, MA 02199-8197
The correspondence must (a) be signed by the shareholder; (b) include the shareholder’s name and address; and (c) identify the fund(s), account number, share class, and number of shares held in that fund, as of a recent date.
Or by e-mail:
secretaryofthefunds@natixis.com (Communications regarding recommendations for Trustee candidates may not be submitted by e-mail.)
Please note:  Unlike written correspondence, e-mail is not secure. Please do NOT include your account number, Social Security number, PIN, or any other non-public personal information in an e-mail communication because this information may be viewed by others.

Exp. 8/30/2025
5890148.2.1
IF58SA-0624
This page is not part of the financial statements and other important information

Semi-annual Financial Statements and Other Important Information
June 30, 2024

Loomis Sayles International Growth Fund
Natixis Oakmark Fund
Natixis Oakmark International Fund
Natixis U.S. Equity Opportunities Fund
Vaughan Nelson Mid Cap Fund
Vaughan Nelson Small Cap Value Fund

Portfolio of Investments – as of June 30, 2024 (Unaudited)
Loomis Sayles International Growth Fund

Shares	Description	Value (†)
Common Stocks — 98.7% of Net Assets
	Australia — 5.3%
30,412	WiseTech Global Ltd.	$2,021,754
	Belgium — 1.8%
11,571	Anheuser-Busch InBev SA	671,763
	Brazil — 9.1%
447,628	Ambev SA, ADR	917,638
1,523	MercadoLibre, Inc.(a)	2,502,898
		3,420,536
	Canada — 3.0%
17,017	Shopify, Inc., Class A(a)	1,123,973
	China — 20.8%
4,903	Alibaba Group Holding Ltd., ADR(b)	353,016
5,995	Baidu, Inc., ADR(a)(b)	518,448
83,600	Budweiser Brewing Co. APAC Ltd.	98,396
4,600	Kweichow Moutai Co. Ltd., Class A	922,456
5,191	NXP Semiconductors NV	1,396,846
34,800	Tencent Holdings Ltd.(b)	1,650,923
34,699	Trip.com Group Ltd., ADR(a)(b)	1,630,853
58,253	Vipshop Holdings Ltd., ADR(b)	758,454
17,584	Yum China Holdings, Inc.	542,291
		7,871,683
	Denmark — 9.0%
23,690	Novo Nordisk AS, Class B	3,389,678
	France — 4.2%
3,566	EssilorLuxottica SA	766,275
9,081	Sodexo SA	818,025
		1,584,300
	Germany — 4.2%
7,982	SAP SE	1,603,389
	Japan — 3.2%
34,800	FANUC Corp.	955,354
7,400	Unicharm Corp.	237,801
		1,193,155
	Macau — 0.6%
51,000	Galaxy Entertainment Group Ltd.	237,350
	Netherlands — 5.6%
1,554	Adyen NV(a)	1,845,648
9,081	Pluxee NV(a)	255,699
		2,101,347
	Switzerland — 4.5%
9,378	CRISPR Therapeutics AG(a)	506,506
11,042	Novartis AG, (Registered)	1,175,659
		1,682,165
	United Kingdom — 4.7%
9,282	Diageo PLC	291,399
13,647	Reckitt Benckiser Group PLC	738,291
13,927	Unilever PLC	763,983
		1,793,673
	United States — 22.7%
13,382	ARM Holdings PLC, ADR(a)	2,189,563
10,558	Block, Inc.(a)	680,885
19,929	Doximity, Inc., Class A(a)	557,414
25,636	Experian PLC	1,190,965
9,802	Nestle SA, (Registered)	1,000,532
Shares	Description	Value (†)
	United States — continued
3,702	Roche Holding AG	$1,025,671
9,676	Tesla, Inc.(a)	1,914,687
		8,559,717
	Total Common Stocks (Identified Cost $36,286,544)	37,254,483

Principal Amount
Short-Term Investments — 1.0%
$398,899	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/28/2024 at 3.500% to be repurchased at $399,016 on 7/01/2024 collateralized by $411,000 U.S. Treasury Note, 4.125% due 6/15/2026 valued at $406,887 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $398,899)	398,899
	Total Investments — 99.7% (Identified Cost $36,685,443)	37,653,382
	Other assets less liabilities — 0.3%	94,838
	Net Assets — 100.0%	$37,748,220

(†)	See Note 2 of Notes to Financial Statements.

(a)	Non-income producing security.
(b)	Security invests in variable interest entities based in China. See Note 9 of Notes to Financial Statements.

ADR
An American Depositary Receipt is a certificate issued by a
custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the
United States.

Industry Summary at June 30, 2024 (Unaudited)
Pharmaceuticals	14.8%
Software	9.5
Broadline Retail	9.5
Semiconductors & Semiconductor Equipment	9.5
Hotels, Restaurants & Leisure	8.5
Beverages	7.8
Financial Services	6.7
Interactive Media & Services	5.8
Automobiles	5.1
Professional Services	3.2
IT Services	3.0
Food Products	2.6
Machinery	2.6
Household Products	2.5
Health Care Equipment & Supplies	2.0
Personal Care Products	2.0
Other Investments, less than 2% each	3.6
Short-Term Investments	1.0
Total Investments	99.7
Other assets less liabilities	0.3
Net Assets	100.0%
See accompanying notes to financial statements.
1 |

Portfolio of Investments – as of June 30, 2024 (Unaudited)
Loomis Sayles International Growth Fund (continued)
Currency Exposure Summary at June 30, 2024 (Unaudited)
United States Dollar	42.4%
Euro	17.8
Danish Krone	9.0
Swiss Franc	8.4
British Pound	5.9
Australian Dollar	5.3
Hong Kong Dollar	5.3
Japanese Yen	3.2
Yuan Renminbi	2.4
Total Investments	99.7
Other assets less liabilities	0.3
Net Assets	100.0%
See accompanying notes to financial statements.
| 2

Portfolio of Investments – as of June 30, 2024 (Unaudited)
Natixis Oakmark Fund

Shares	Description	Value (†)
Common Stocks — 95.7% of Net Assets
	Automobile Components — 2.0%
262,367	BorgWarner, Inc.	$8,458,712
206,600	Magna International, Inc.	8,656,540
		17,115,252
	Automobiles — 2.9%
519,460	General Motors Co.	24,134,111
	Banks — 11.4%
495,036	Bank of America Corp.	19,687,582
410,118	Citigroup, Inc.	26,026,088
8,730	First Citizens BancShares, Inc., Class A	14,697,915
309,600	Truist Financial Corp.	12,027,960
401,704	Wells Fargo & Co.	23,857,201
		96,296,746
	Broadline Retail — 1.1%
167,465	eBay, Inc.	8,996,220
	Building Products — 2.5%
165,500	Fortune Brands Innovations, Inc.	10,747,570
152,500	Masco Corp.	10,167,175
		20,914,745
	Capital Markets — 12.8%
283,482	Bank of New York Mellon Corp.	16,977,737
10,830	BlackRock, Inc.	8,526,676
326,639	Charles Schwab Corp.	24,070,028
17,098	Goldman Sachs Group, Inc.	7,733,767
153,166	Intercontinental Exchange, Inc.	20,966,894
6,921	Moody's Corp.	2,913,256
203,238	Nasdaq, Inc.	12,247,122
192,766	State Street Corp.	14,264,684
		107,700,164
	Chemicals — 3.2%
59,966	Celanese Corp.	8,088,814
343,200	Corteva, Inc.	18,512,208
		26,601,022
	Communications Equipment — 0.8%
149,100	Cisco Systems, Inc.	7,083,741
	Consumer Finance — 5.1%
472,654	Ally Financial, Inc.	18,750,184
17,373	American Express Co.	4,022,718
144,606	Capital One Financial Corp.	20,020,701
		42,793,603
	Consumer Staples Distribution & Retail — 2.2%
378,800	Kroger Co.	18,913,484
	Electronic Equipment, Instruments & Components — 0.9%
47,865	TE Connectivity Ltd.	7,200,332
	Entertainment — 2.2%
36,700	Walt Disney Co.	3,643,943
1,953,252	Warner Bros. Discovery, Inc.(a)	14,532,195
		18,176,138
	Financial Services — 4.8%
294,600	Corebridge Financial, Inc.	8,578,752
156,169	Fiserv, Inc.(a)	23,275,428
88,900	Global Payments, Inc.	8,596,630
		40,450,810
	Health Care Equipment & Supplies — 1.0%
253,900	Baxter International, Inc.	8,492,955
Shares	Description	Value (†)
	Health Care Providers & Services — 3.1%
288,200	Centene Corp.(a)	$19,107,660
115,100	CVS Health Corp.	6,797,806
		25,905,466
	Insurance — 5.5%
277,935	American International Group, Inc.	20,633,894
46,037	Reinsurance Group of America, Inc.	9,450,015
63,163	Willis Towers Watson PLC	16,557,549
		46,641,458
	Interactive Media & Services — 3.7%
168,820	Alphabet, Inc., Class A	30,750,563
	Life Sciences Tools & Services — 2.6%
102,400	IQVIA Holdings, Inc.(a)	21,651,456
	Machinery — 2.6%
59,700	Deere & Co.	22,305,711
	Media — 4.9%
62,445	Charter Communications, Inc., Class A(a)	18,668,557
459,842	Comcast Corp., Class A	18,007,413
79,500	Liberty Broadband Corp., Class C(a)	4,358,190
		41,034,160
	Oil, Gas & Consumable Fuels — 9.1%
534,572	APA Corp.	15,737,800
188,030	ConocoPhillips	21,506,871
163,460	EOG Resources, Inc.	20,574,710
135,900	Phillips 66	19,185,003
		77,004,384
	Passenger Airlines — 1.7%
307,600	Delta Air Lines, Inc.	14,592,544
	Personal Care Products — 1.6%
735,900	Kenvue, Inc.	13,378,662
	Professional Services — 1.6%
56,000	Equifax, Inc.	13,577,760
	Real Estate Management & Development — 2.3%
218,718	CBRE Group, Inc., Class A(a)	19,489,961
	Software — 2.2%
73,500	Salesforce, Inc.	18,896,850
	Tobacco — 1.9%
345,514	Altria Group, Inc.	15,738,163
	Total Common Stocks (Identified Cost $723,354,274)	805,836,461
See accompanying notes to financial statements.
3 |

Portfolio of Investments – as of June 30, 2024 (Unaudited)
Natixis Oakmark Fund (continued)

Principal Amount	Description	Value (†)
Short-Term Investments — 4.7%
$39,853,053	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/28/2024 at 3.500% to be repurchased at $39,864,677 on 7/01/2024 collateralized by $32,538,100 U.S. Treasury Inflation Indexed Note, 0.125% due 7/15/2026 valued at $40,650,251 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $39,853,053)	$39,853,053
	Total Investments — 100.4% (Identified Cost $763,207,327)	845,689,514
	Other assets less liabilities — (0.4)%	(3,478,525)
	Net Assets — 100.0%	$842,210,989

(†)	See Note 2 of Notes to Financial Statements.

(a)	Non-income producing security.
Industry Summary at June 30, 2024 (Unaudited)
Capital Markets	12.8%
Banks	11.4
Oil, Gas & Consumable Fuels	9.1
Insurance	5.5
Consumer Finance	5.1
Media	4.9
Financial Services	4.8
Interactive Media & Services	3.7
Chemicals	3.2
Health Care Providers & Services	3.1
Automobiles	2.9
Machinery	2.6
Life Sciences Tools & Services	2.6
Building Products	2.5
Real Estate Management & Development	2.3
Consumer Staples Distribution & Retail	2.2
Software	2.2
Entertainment	2.2
Automobile Components	2.0
Other Investments, less than 2% each	10.6
Short-Term Investments	4.7
Total Investments	100.4
Other assets less liabilities	(0.4)
Net Assets	100.0%
See accompanying notes to financial statements.
| 4

Portfolio of Investments – as of June 30, 2024 (Unaudited)
Natixis Oakmark International Fund

Shares	Description	Value (†)
Common Stocks — 95.0% of Net Assets
	Australia — 0.7%
265,200	Brambles Ltd.	$2,559,160
	Belgium — 1.1%
70,100	Anheuser-Busch InBev SA	4,069,709
	Canada — 1.6%
191,100	Open Text Corp.	5,738,378
	China — 1.8%
705,400	Alibaba Group Holding Ltd.	6,357,656
	Denmark — 1.7%
40,100	DSV AS	6,155,272
	France — 16.0%
126,675	Accor SA	5,183,415
29,500	Airbus SE	4,048,776
193,591	BNP Paribas SA	12,380,548
19,166	Capgemini SE	3,807,085
70,900	Danone SA	4,342,610
144,910	Edenred SE	6,145,898
88,600	Eurofins Scientific SE	4,436,109
29,215	Kering SA	10,626,808
18,092	Publicis Groupe SA	1,921,715
73,964	Valeo SE	790,922
300,651	Worldline SA(a)	3,276,386
		56,960,272
	Germany — 25.1%
17,000	adidas AG	4,059,031
26,561	Allianz SE	7,376,813
432,330	Bayer AG	12,186,527
87,200	Bayerische Motoren Werke AG	8,248,374
60,522	Brenntag SE	4,082,811
155,873	Continental AG	8,828,209
142,281	Daimler Truck Holding AG	5,674,613
229,500	Fresenius Medical Care AG	8,770,748
280,600	Fresenius SE & Co. KGaA(a)	8,382,723
36,742	Henkel AG & Co. KGaA	2,890,755
138,014	Mercedes-Benz Group AG, (Registered)	9,552,156
12,989	SAP SE	2,609,173
28,400	Siemens AG	5,285,965
385,000	thyssenkrupp AG	1,666,776
		89,614,674
	India — 0.7%
172,175	Axis Bank Ltd.	2,609,279
	Indonesia — 0.5%
5,095,900	Bank Mandiri Persero Tbk. PT	1,906,446
	Ireland — 2.2%
47,626	Ryanair Holdings PLC, ADR	5,545,572
52,800	Smurfit Kappa Group PLC	2,355,019
		7,900,591
	Italy — 2.0%
1,945,135	Intesa Sanpaolo SpA	7,228,926
	Japan — 2.3%
319,900	Fujitsu Ltd.	5,017,145
112,200	Komatsu Ltd.	3,277,309
		8,294,454
	Korea — 1.7%
49,532	NAVER Corp.	5,960,365
	Netherlands — 6.2%
73,900	Akzo Nobel NV	4,504,151
Shares	Description	Value (†)
	Netherlands — continued
50,435	EXOR NV	$5,268,290
102,300	Koninklijke Ahold Delhaize NV	3,010,391
260,396	Prosus NV	9,259,285
		22,042,117
	Spain — 1.2%
61,594	Amadeus IT Group SA	4,098,736
	Sweden — 3.0%
134,700	Sandvik AB	2,706,704
213,403	SKF AB, Class B	4,288,812
138,900	Volvo AB, Class B	3,568,955
		10,564,471
	Switzerland — 7.9%
16,383	Cie Financiere Richemont SA, Class A	2,560,383
1,219,180	Glencore PLC	6,937,462
27,753	Holcim AG	2,453,145
35,462	Novartis AG, (Registered)	3,775,697
22,290	Roche Holding AG	6,175,639
6,573	Schindler Holding AG	1,649,189
22,399	Swatch Group AG	4,589,049
		28,140,564
	United Kingdom — 16.1%
64,500	Ashtead Group PLC	4,300,450
19,800	Bunzl PLC	752,283
89,300	Compass Group PLC	2,432,827
52,177	Informa PLC	563,091
182,693	Liberty Global Ltd., Class A(a)	3,184,339
16,985,900	Lloyds Banking Group PLC	11,715,416
1,110,800	Prudential PLC	10,071,639
104,700	Reckitt Benckiser Group PLC	5,664,184
1,455,782	Schroders PLC	6,662,431
293,500	Smith & Nephew PLC	3,637,140
110,900	Smiths Group PLC	2,386,191
655,740	WPP PLC	6,004,394
		57,374,385
	United States — 3.2%
1,118,392	CNH Industrial NV	11,329,311
	Total Common Stocks (Identified Cost $340,978,457)	338,904,766

Preferred Stocks — 1.6%
	Korea — 1.6%
123,000	Samsung Electronics Co. Ltd., 1.704%, (KRW) (Identified Cost $6,487,208)	5,647,760
See accompanying notes to financial statements.
5 |

Portfolio of Investments – as of June 30, 2024 (Unaudited)
Natixis Oakmark International Fund (continued)

Principal Amount	Description	Value (†)
Short-Term Investments — 2.1%
$7,721,804	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/28/2024 at 3.500% to be repurchased at $7,724,056 on 7/01/2024 collateralized by $6,304,500 U.S. Treasury Inflation Indexed Note, 0.125% due 7/15/2026 valued at $7,876,313 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $7,721,804)	$7,721,804
	Total Investments — 98.7% (Identified Cost $355,187,469)	352,274,330
	Other assets less liabilities — 1.3%	4,493,976
	Net Assets — 100.0%	$356,768,306

(†)	See Note 2 of Notes to Financial Statements.

(a)	Non-income producing security.

ADR
An American Depositary Receipt is a certificate issued by a
custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the
United States.

KRW	South Korean Won
Industry Summary at June 30, 2024 (Unaudited)
Banks	10.0%
Machinery	9.2
Pharmaceuticals	6.2
Textiles, Apparel & Luxury Goods	6.1
Automobiles	5.0
Insurance	4.9
Health Care Providers & Services	4.8
Broadline Retail	4.4
Financial Services	4.1
Hotels, Restaurants & Leisure	3.4
Automobile Components	2.7
Trading Companies & Distributors	2.5
IT Services	2.5
Metals & Mining	2.4
Household Products	2.4
Media	2.3
Software	2.3
Industrial Conglomerates	2.2
Other Investments, less than 2% each	19.2
Short-Term Investments	2.1
Total Investments	98.7
Other assets less liabilities	1.3
Net Assets	100.0%
Currency Exposure Summary at June 30, 2024 (Unaudited)
Euro	52.3%
British Pound	17.1
United States Dollar	7.7
Swiss Franc	6.0
South Korean Won	3.3
Swedish Krona	3.0
Japanese Yen	2.3
Other, less than 2% each	7.0
Total Investments	98.7
Other assets less liabilities	1.3
Net Assets	100.0%
See accompanying notes to financial statements.
| 6

Portfolio of Investments – as of June 30, 2024 (Unaudited)
Natixis U.S. Equity Opportunities Fund

Shares	Description	Value (†)
Common Stocks — 96.8% of Net Assets
	Aerospace & Defense — 2.1%
118,354	Boeing Co.(a)	$21,541,612
	Air Freight & Logistics — 0.5%
44,131	Expeditors International of Washington, Inc.	5,507,107
	Automobile Components — 0.4%
130,025	Mobileye Global, Inc., Class A(a)	3,651,752
	Automobiles — 4.5%
479,700	General Motors Co.	22,286,862
124,786	Tesla, Inc.(a)	24,692,654
		46,979,516
	Banks — 7.5%
721,300	Bank of America Corp.	28,686,101
271,800	Citigroup, Inc.	17,248,428
7,910	First Citizens BancShares, Inc., Class A	13,317,355
330,000	Wells Fargo & Co.	19,598,700
		78,850,584
	Beverages — 1.7%
12,106	Boston Beer Co., Inc., Class A(a)	3,692,935
285,483	Monster Beverage Corp.(a)	14,259,876
		17,952,811
	Biotechnology — 2.6%
50,406	Alnylam Pharmaceuticals, Inc.(a)	12,248,658
57,026	CRISPR Therapeutics AG(a)	3,079,974
6,285	GRAIL, Inc.(a)	96,593
11,662	Regeneron Pharmaceuticals, Inc.(a)	12,257,112
		27,682,337
	Broadline Retail — 3.3%
45,748	Alibaba Group Holding Ltd., ADR	3,293,856
162,393	Amazon.com, Inc.(a)	31,382,447
		34,676,303
	Building Products — 1.0%
156,600	Masco Corp.	10,440,522
	Capital Markets — 6.9%
294,100	Bank of New York Mellon Corp.	17,613,649
231,645	Charles Schwab Corp.	17,069,920
13,934	FactSet Research Systems, Inc.	5,688,834
153,400	Intercontinental Exchange, Inc.	20,998,926
11,528	MSCI, Inc.	5,553,614
86,973	SEI Investments Co.	5,626,284
		72,551,227
	Chemicals — 1.5%
291,300	Corteva, Inc.	15,712,722
	Consumer Finance — 3.5%
369,700	Ally Financial, Inc.	14,665,999
154,785	Capital One Financial Corp.	21,429,983
		36,095,982
	Consumer Staples Distribution & Retail — 1.6%
342,500	Kroger Co.	17,101,025
	Entertainment — 4.9%
39,922	Netflix, Inc.(a)	26,942,559
119,597	Walt Disney Co.	11,874,786
1,710,700	Warner Bros. Discovery, Inc.(a)	12,727,608
		51,544,953
	Financial Services — 4.2%
67,055	Block, Inc.(a)	4,324,377
Shares	Description	Value (†)
	Financial Services — continued
119,100	Fiserv, Inc.(a)	$17,750,664
62,621	PayPal Holdings, Inc.(a)	3,633,897
68,305	Visa, Inc., Class A	17,928,013
		43,636,951
	Health Care Equipment & Supplies — 0.6%
13,116	Intuitive Surgical, Inc.(a)	5,834,653
	Health Care Providers & Services — 1.6%
256,300	Centene Corp.(a)	16,992,690
	Health Care Technology — 1.3%
212,501	Doximity, Inc., Class A(a)	5,943,653
43,362	Veeva Systems, Inc., Class A(a)	7,935,680
		13,879,333
	Hotels, Restaurants & Leisure — 1.3%
89,301	Starbucks Corp.	6,952,083
93,921	Yum China Holdings, Inc.	2,896,523
29,639	Yum! Brands, Inc.	3,925,982
		13,774,588
	Insurance — 1.6%
61,900	Willis Towers Watson PLC	16,226,466
	Interactive Media & Services — 8.8%
271,365	Alphabet, Inc., Class A	49,429,135
34,220	Alphabet, Inc., Class C	6,276,632
72,632	Meta Platforms, Inc., Class A	36,622,507
		92,328,274
	IT Services — 0.7%
110,668	Shopify, Inc., Class A(a)	7,309,621
	Life Sciences Tools & Services — 2.2%
37,707	Illumina, Inc.(a)	3,935,857
90,100	IQVIA Holdings, Inc.(a)	19,050,744
		22,986,601
	Machinery — 2.1%
59,850	Deere & Co.	22,361,756
	Media — 3.1%
54,100	Charter Communications, Inc., Class A(a)	16,173,736
414,780	Comcast Corp., Class A	16,242,785
		32,416,521
	Oil, Gas & Consumable Fuels — 5.9%
340,941	APA Corp.	10,037,303
167,900	ConocoPhillips	19,204,402
133,538	EOG Resources, Inc.	16,808,428
108,800	Phillips 66	15,359,296
		61,409,429
	Passenger Airlines — 1.2%
262,500	Delta Air Lines, Inc.	12,453,000
	Pharmaceuticals — 1.7%
35,289	Novartis AG, ADR	3,756,867
71,788	Novo Nordisk AS, ADR	10,247,019
106,670	Roche Holding AG, ADR	3,698,249
		17,702,135
	Real Estate Management & Development — 1.7%
200,000	CBRE Group, Inc., Class A(a)	17,822,000
	Semiconductors & Semiconductor Equipment — 7.1%
90,523	ARM Holdings PLC, ADR(a)	14,811,373
See accompanying notes to financial statements.
7 |

Portfolio of Investments – as of June 30, 2024 (Unaudited)
Natixis U.S. Equity Opportunities Fund (continued)
Shares	Description	Value (†)
	Semiconductors & Semiconductor Equipment — continued
400,541	NVIDIA Corp.	$49,482,835
53,254	QUALCOMM, Inc.	10,607,132
		74,901,340
	Software — 8.2%
54,678	Autodesk, Inc.(a)	13,530,071
36,433	Microsoft Corp.	16,283,729
158,217	Oracle Corp.	22,340,241
102,292	Salesforce, Inc.	26,299,273
35,182	Workday, Inc., Class A(a)	7,865,288
		86,318,602
	Textiles, Apparel & Luxury Goods — 0.2%
350,168	Under Armour, Inc., Class A(a)	2,335,621
	Tobacco — 1.3%
306,400	Altria Group, Inc.	13,956,520
	Total Common Stocks (Identified Cost $667,931,140)	1,014,934,554

Principal Amount
Short-Term Investments — 3.3%
$34,915,969	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/28/2024 at 3.500% to be repurchased at $34,926,153 on 7/01/2024 collateralized by $19,225,500 U.S. Treasury Inflation Indexed Note, 0.125% due 7/15/2026 valued at $24,018,676; $12,140,000 U.S. Treasury Note, 1.875% due 6/30/2026 valued at $11,595,802 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $34,915,969)	34,915,969
	Total Investments — 100.1% (Identified Cost $702,847,109)	1,049,850,523
	Other assets less liabilities — (0.1)%	(921,091)
	Net Assets — 100.0%	$1,048,929,432

(†)	See Note 2 of Notes to Financial Statements.

(a)	Non-income producing security.

ADR
An American Depositary Receipt is a certificate issued by a
custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the
United States.

Industry Summary at June 30, 2024 (Unaudited)
Interactive Media & Services	8.8%
Software	8.2
Banks	7.5
Semiconductors & Semiconductor Equipment	7.1
Capital Markets	6.9
Oil, Gas & Consumable Fuels	5.9
Entertainment	4.9
Automobiles	4.5
Financial Services	4.2
Consumer Finance	3.5
Broadline Retail	3.3
Media	3.1
Biotechnology	2.6
Life Sciences Tools & Services	2.2
Machinery	2.1
Aerospace & Defense	2.1
Other Investments, less than 2% each	19.9
Short-Term Investments	3.3
Total Investments	100.1
Other assets less liabilities	(0.1)
Net Assets	100.0%
See accompanying notes to financial statements.
| 8

Portfolio of Investments – as of June 30, 2024 (Unaudited)
Vaughan Nelson Mid Cap Fund

Shares	Description	Value (†)
Common Stocks — 96.4% of Net Assets
	Aerospace & Defense — 2.3%
19,440	Axon Enterprise, Inc.(a)	$5,720,026
	Banks — 3.6%
56,615	Comerica, Inc.	2,889,630
47,775	Western Alliance Bancorp	3,001,225
71,215	Zions Bancorp NA	3,088,595
		8,979,450
	Building Products — 5.9%
54,945	AAON, Inc.	4,793,402
34,655	Allegion PLC	4,094,488
90,580	AZEK Co., Inc.(a)	3,816,135
13,900	Builders FirstSource, Inc.(a)	1,923,899
		14,627,924
	Capital Markets — 6.5%
23,780	ARES Management Corp., Class A	3,169,398
6,440	MSCI, Inc.	3,102,470
123,315	Nasdaq, Inc.	7,430,962
20,192	Raymond James Financial, Inc.	2,495,933
		16,198,763
	Chemicals — 2.9%
134,510	Corteva, Inc.	7,255,469
	Communications Equipment — 1.0%
6,680	Motorola Solutions, Inc.	2,578,814
	Construction Materials — 2.5%
25,580	Vulcan Materials Co.	6,361,234
	Consumer Staples Distribution & Retail — 1.7%
62,450	Performance Food Group Co.(a)	4,128,570
	Containers & Packaging — 0.5%
5,545	Avery Dennison Corp.	1,212,414
	Electrical Equipment — 4.6%
14,625	AMETEK, Inc.	2,438,134
7,950	Hubbell, Inc.	2,905,566
63,795	nVent Electric PLC	4,887,335
15,105	Vertiv Holdings Co.	1,307,640
		11,538,675
	Electronic Equipment, Instruments & Components — 1.7%
18,910	CDW Corp.	4,232,814
	Energy Equipment & Services — 1.5%
141,265	TechnipFMC PLC	3,694,080
	Financial Services — 2.1%
45,292	Apollo Global Management, Inc.	5,347,626
	Ground Transportation — 4.5%
13,700	Saia, Inc.(a)	6,497,773
32,545	TFI International, Inc.	4,724,232
		11,222,005
	Health Care Providers & Services — 1.5%
16,340	Cencora, Inc.	3,681,402
	Hotels, Restaurants & Leisure — 7.4%
205,755	Carnival Corp.(a)	3,851,734
43,335	DoorDash, Inc., Class A(a)	4,713,981
61,525	Royal Caribbean Cruises Ltd.(a)	9,808,931
		18,374,646
	Independent Power & Renewable Electricity Producers — 0.7%
19,460	Vistra Corp.	1,673,171
Shares	Description	Value (†)
	Industrial REITs — 2.4%
34,685	EastGroup Properties, Inc.	$5,899,919
	Insurance — 4.0%
11,290	Allstate Corp.	1,802,561
77,045	Kemper Corp.	4,571,080
17,960	Reinsurance Group of America, Inc.	3,686,649
		10,060,290
	Life Sciences Tools & Services — 7.1%
25,895	Agilent Technologies, Inc.	3,356,769
146,385	Avantor, Inc.(a)	3,103,362
73,455	Bruker Corp.	4,687,163
30,332	IQVIA Holdings, Inc.(a)	6,413,398
		17,560,692
	Machinery — 3.5%
19,480	Crane Co.	2,824,211
95,260	Flowserve Corp.	4,582,006
12,590	Otis Worldwide Corp.	1,211,913
		8,618,130
	Metals & Mining — 3.1%
414,295	Constellium SE(a)	7,809,461
	Oil, Gas & Consumable Fuels — 4.2%
6,175	Diamondback Energy, Inc.	1,236,173
784,535	Kosmos Energy Ltd.(a)	4,346,324
143,640	Range Resources Corp.	4,816,249
		10,398,746
	Professional Services — 2.7%
9,370	CACI International, Inc., Class A(a)	4,030,318
11,060	Equifax, Inc.	2,681,608
		6,711,926
	Semiconductors & Semiconductor Equipment — 7.7%
86,415	Marvell Technology, Inc.	6,040,408
11,060	Monolithic Power Systems, Inc.	9,087,781
60,630	ON Semiconductor Corp.(a)	4,156,187
		19,284,376
	Software — 3.0%
14,735	Tyler Technologies, Inc.(a)	7,408,463
	Specialized REITs — 2.1%
33,520	Extra Space Storage, Inc.	5,209,343
	Specialty Retail — 3.2%
1,241	AutoZone, Inc.(a)	3,678,448
33,295	Best Buy Co., Inc.	2,806,436
15,390	Floor & Decor Holdings, Inc., Class A(a)	1,529,920
		8,014,804
	Textiles, Apparel & Luxury Goods — 1.3%
45,850	Skechers USA, Inc., Class A(a)	3,169,152
	Trading Companies & Distributors — 1.2%
24,495	SiteOne Landscape Supply, Inc.(a)	2,973,938
	Total Common Stocks (Identified Cost $196,646,868)	239,946,323
See accompanying notes to financial statements.
9 |

Portfolio of Investments – as of June 30, 2024 (Unaudited)
Vaughan Nelson Mid Cap Fund (continued)

Principal Amount	Description	Value (†)
Short-Term Investments — 1.6%
$3,881,231	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/28/2024 at 3.500% to be repurchased at $3,882,363 on 7/01/2024 collateralized by $4,249,100 U.S. Treasury Note, 0.875% due 6/30/2026 valued at $3,959,000 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $3,881,231)	$3,881,231
	Total Investments — 98.0% (Identified Cost $200,528,099)	243,827,554
	Other assets less liabilities — 2.0%	4,988,284
	Net Assets — 100.0%	$248,815,838

(†)	See Note 2 of Notes to Financial Statements.

(a)	Non-income producing security.

REITs	Real Estate Investment Trusts
Industry Summary at June 30, 2024 (Unaudited)
Semiconductors & Semiconductor Equipment	7.7%
Hotels, Restaurants & Leisure	7.4
Life Sciences Tools & Services	7.1
Capital Markets	6.5
Building Products	5.9
Electrical Equipment	4.6
Ground Transportation	4.5
Oil, Gas & Consumable Fuels	4.2
Insurance	4.0
Banks	3.6
Machinery	3.5
Specialty Retail	3.2
Metals & Mining	3.1
Software	3.0
Chemicals	2.9
Professional Services	2.7
Construction Materials	2.5
Industrial REITs	2.4
Aerospace & Defense	2.3
Financial Services	2.1
Specialized REITs	2.1
Other Investments, less than 2% each	11.1
Short-Term Investments	1.6
Total Investments	98.0
Other assets less liabilities	2.0
Net Assets	100.0%
See accompanying notes to financial statements.
| 10

Portfolio of Investments – as of June 30, 2024 (Unaudited)
Vaughan Nelson Small Cap Value Fund

Shares	Description	Value (†)
Common Stocks — 95.6% of Net Assets
	Aerospace & Defense — 1.2%
133,800	BWX Technologies, Inc.	$12,711,000
	Banks — 9.8%
534,105	Cadence Bank	15,104,489
409,360	Comerica, Inc.	20,893,734
237,840	Prosperity Bancshares, Inc.	14,541,538
397,285	United Bankshares, Inc.	12,887,925
359,930	Western Alliance Bancorp	22,610,803
451,500	Zions Bancorp NA	19,581,555
		105,620,044
	Beverages — 1.8%
18,096	Coca-Cola Consolidated, Inc.	19,634,160
	Building Products — 3.9%
184,785	AAON, Inc.	16,120,643
1,667,955	Janus International Group, Inc.(a)	21,066,272
382,125	JELD-WEN Holding, Inc.(a)	5,147,224
		42,334,139
	Capital Markets — 3.4%
408,590	Artisan Partners Asset Management, Inc., Class A	16,862,509
95,490	Evercore, Inc., Class A	19,902,981
		36,765,490
	Chemicals — 7.4%
488,785	Axalta Coating Systems Ltd.(a)	16,701,784
810,920	Chemours Co.	18,302,464
1,390,290	Element Solutions, Inc.	37,704,665
439,775	Mativ Holdings, Inc.	7,458,584
		80,167,497
	Construction & Engineering — 1.3%
52,780	Valmont Industries, Inc.	14,485,471
	Diversified Consumer Services — 1.2%
176,965	Stride, Inc.(a)	12,476,033
	Electric Utilities — 0.8%
209,305	Portland General Electric Co.	9,050,348
	Electrical Equipment — 0.5%
37,925	Atkore, Inc.	5,117,220
	Electronic Equipment, Instruments & Components — 4.4%
77,180	Fabrinet(a)	18,892,892
99,980	Insight Enterprises, Inc.(a)	19,832,033
173,935	Napco Security Technologies, Inc.	9,035,923
		47,760,848
	Energy Equipment & Services — 0.9%
928,395	Patterson-UTI Energy, Inc.	9,618,172
	Ground Transportation — 2.7%
466,655	RXO, Inc.(a)	12,203,029
36,280	Saia, Inc.(a)	17,207,241
		29,410,270
	Health Care Equipment & Supplies — 3.0%
313,505	Globus Medical, Inc., Class A(a)	21,471,957
75,390	TransMedics Group, Inc.(a)	11,355,242
		32,827,199
	Health Care Providers & Services — 4.1%
218,150	Acadia Healthcare Co., Inc.(a)	14,733,851
Shares	Description	Value (†)
	Health Care Providers & Services — continued
263,980	AMN Healthcare Services, Inc.(a)	$13,523,695
183,620	HealthEquity, Inc.(a)	15,828,044
		44,085,590
	Hotels, Restaurants & Leisure — 1.8%
350,380	Red Rock Resorts, Inc., Class A	19,246,373
	Household Durables — 3.1%
84,920	Installed Building Products, Inc.	17,466,345
231,765	Skyline Champion Corp.(a)	15,702,079
		33,168,424
	Industrial REITs — 1.6%
486,630	STAG Industrial, Inc.	17,547,878
	Insurance — 3.5%
406,470	First American Financial Corp.	21,929,057
168,000	Selective Insurance Group, Inc.	15,763,440
		37,692,497
	IT Services — 1.4%
165,360	ASGN, Inc.(a)	14,579,791
	Machinery — 3.5%
101,930	Alamo Group, Inc.	17,633,890
117,625	Federal Signal Corp.	9,841,684
102,940	Franklin Electric Co., Inc.	9,915,181
		37,390,755
	Marine Transportation — 2.0%
180,465	Kirby Corp.(a)	21,607,075
	Metals & Mining — 1.5%
152,945	Materion Corp.	16,537,943
	Mortgage Real Estate Investment Trusts (REITs) — 2.2%
1,368,310	AGNC Investment Corp.	13,053,678
963,605	MFA Financial, Inc.	10,252,757
		23,306,435
	Oil, Gas & Consumable Fuels — 5.7%
308,625	Antero Resources Corp.(a)	10,070,434
81,635	Chord Energy Corp.	13,688,557
181,705	Matador Resources Co.	10,829,618
266,695	Murphy Oil Corp.	10,998,502
966,725	Permian Resources Corp.	15,612,608
		61,199,719
	Personal Care Products — 1.1%
1,133,065	Coty, Inc., Class A(a)	11,353,311
	Professional Services — 1.2%
215,315	Kforce, Inc.	13,377,521
	Real Estate Management & Development — 1.6%
1,695,485	Cushman & Wakefield PLC(a)	17,633,044
	Retail REITs — 1.6%
406,875	NNN REIT, Inc.	17,332,875
	Semiconductors & Semiconductor Equipment — 4.0%
58,045	Onto Innovation, Inc.(a)	12,744,360
303,120	Rambus, Inc.(a)	17,811,331
245,125	Ultra Clean Holdings, Inc.(a)	12,011,125
		42,566,816
	Specialty Retail — 4.7%
231,320	Academy Sports & Outdoors, Inc.	12,317,790
150,735	Signet Jewelers Ltd.	13,502,841
See accompanying notes to financial statements.
11 |

Portfolio of Investments – as of June 30, 2024 (Unaudited)
Vaughan Nelson Small Cap Value Fund (continued)
Shares	Description	Value (†)
	Specialty Retail — continued
321,980	Valvoline, Inc.(a)	$13,909,536
666,435	Warby Parker, Inc., Class A(a)	10,702,946
		50,433,113
	Textiles, Apparel & Luxury Goods — 1.6%
451,110	Gildan Activewear, Inc.	17,106,091
	Trading Companies & Distributors — 7.1%
230,740	Beacon Roofing Supply, Inc.(a)	20,881,970
315,245	Core & Main, Inc., Class A(a)	15,428,090
98,935	GATX Corp.	13,095,037
139,410	McGrath RentCorp	14,854,136
298,422	Rush Enterprises, Inc., Class A	12,494,929
		76,754,162
	Total Common Stocks (Identified Cost $922,461,626)	1,030,897,304

Principal Amount
Short-Term Investments — 5.1%
$55,123,759	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/28/2024 at 3.500% to be repurchased at $55,139,837 on 7/01/2024 collateralized by $58,865,200 U.S. Treasury Note, 1.875% due 6/30/2026 valued at $56,226,361 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $55,123,759)	55,123,759
	Total Investments — 100.7% (Identified Cost $977,585,385)	1,086,021,063
	Other assets less liabilities — (0.7)%	(7,726,942)
	Net Assets — 100.0%	$1,078,294,121

(†)	See Note 2 of Notes to Financial Statements.

(a)	Non-income producing security.

REITs	Real Estate Investment Trusts
Industry Summary at June 30, 2024 (Unaudited)
Banks	9.8%
Chemicals	7.4
Trading Companies & Distributors	7.1
Oil, Gas & Consumable Fuels	5.7
Specialty Retail	4.7
Electronic Equipment, Instruments & Components	4.4
Health Care Providers & Services	4.1
Semiconductors & Semiconductor Equipment	4.0
Building Products	3.9
Insurance	3.5
Machinery	3.5
Capital Markets	3.4
Household Durables	3.1
Health Care Equipment & Supplies	3.0
Ground Transportation	2.7
Mortgage Real Estate Investment Trusts (REITs)	2.2
Marine Transportation	2.0
Other Investments, less than 2% each	21.1
Short-Term Investments	5.1
Total Investments	100.7
Other assets less liabilities	(0.7)
Net Assets	100.0%
See accompanying notes to financial statements.
| 12

Statements of Assets and Liabilities
June 30, 2024 (Unaudited)

	Loomis Sayles International Growth Fund	Natixis Oakmark Fund	Natixis Oakmark International Fund	Natixis U.S. Equity Opportunities Fund
ASSETS
Investments at cost	$36,685,443	$763,207,327	$355,187,469	$702,847,109
Net unrealized appreciation (depreciation)	967,939	82,482,187	(2,913,139)	347,003,414
Investments at value	37,653,382	845,689,514	352,274,330	1,049,850,523
Cash	—	18	—	10,802
Foreign currency at value (identified cost $30,499, $0, $143,748 and $51,461, respectively)	30,471	—	143,801	50,472
Receivable for Fund shares sold	—	1,164,996	345,784	260,699
Receivable for securities sold	—	717,656	1,462,619	—
Dividends and interest receivable	24,022	555,818	395,383	529,248
Tax reclaims receivable	104,093	—	4,267,634	383,933
Prepaid expenses	311	312	312	312
TOTAL ASSETS	37,812,279	848,128,314	358,889,863	1,051,085,989
LIABILITIES
Payable for securities purchased	—	4,166,007	1,222,041	666,914
Payable for Fund shares redeemed	—	345,949	333,016	261,210
Foreign taxes payable (Note 2)	—	—	133,827	—
Management fees payable (Note 5)	7,038	407,342	170,722	570,709
Deferred Trustees’ fees (Note 5)	9,840	876,638	127,650	493,877
Administrative fees payable (Note 5)	1,385	30,384	13,364	37,700
Payable to distributor (Note 5d)	85	5,760	6,146	5,232
Audit and tax services fees payable	27,386	26,067	27,378	26,910
Other accounts payable and accrued expenses	18,325	59,178	87,413	94,005
TOTAL LIABILITIES	64,059	5,917,325	2,121,557	2,156,557
COMMITMENTS AND CONTINGENCIES(a)	—	—	—	—
NET ASSETS	$37,748,220	$842,210,989	$356,768,306	$1,048,929,432
NET ASSETS CONSIST OF:
Paid-in capital	$37,176,077	$722,749,262	$487,137,265	$654,239,618
Accumulated earnings (loss)	572,143	119,461,727	(130,368,959)	394,689,814
NET ASSETS	$37,748,220	$842,210,989	$356,768,306	$1,048,929,432
See accompanying notes to financial statements.
13 |

Statements of Assets and Liabilities (continued)
June 30, 2024 (Unaudited)
	Loomis Sayles International Growth Fund	Natixis Oakmark Fund	Natixis Oakmark International Fund	Natixis U.S. Equity Opportunities Fund
COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE:
Class A shares:
Net assets	$154,330	$272,802,639	$128,175,234	$651,680,131
Shares of beneficial interest	15,595	9,518,942	9,169,609	15,982,475
Net asset value and redemption price per share	$9.90	$28.66	$13.98	$40.77
Offering price per share (100/94.25 of net asset value) (Note 1)	$10.50	$30.41	$14.83	$43.26
Class C shares: (redemption price per share is equal to net asset value less any applicable contingent deferred sales charge) (Note 1)
Net assets	$986	$57,226,215	$21,754,723	$31,005,934
Shares of beneficial interest	101	2,614,251	1,585,888	2,076,691
Net asset value and offering price per share	$9.72 *	$21.89	$13.72	$14.93
Class N shares:
Net assets	$26,985,687	$835,163	$405,595	$1,691,091
Shares of beneficial interest	2,719,526	26,737	29,107	31,231
Net asset value, offering and redemption price per share	$9.92	$31.24	$13.93	$54.15
Class Y shares:
Net assets	$10,607,217	$511,346,972	$206,432,754	$364,552,276
Shares of beneficial interest	1,069,310	16,429,921	14,826,155	6,757,063
Net asset value, offering and redemption price per share	$9.92	$31.12	$13.92	$53.95

*	Net asset value calculations have been determined utilizing fractional share and penny amounts.
(a)	As disclosed in the Notes to Financial Statements, if applicable.
See accompanying notes to financial statements.
| 14

Statements of Assets and Liabilities (continued)
June 30, 2024 (Unaudited)

	Vaughan Nelson Mid Cap Fund	Vaughan Nelson Small Cap Value Fund
ASSETS
Investments at cost	$200,528,099	$977,585,385
Net unrealized appreciation	43,299,455	108,435,678
Investments at value	243,827,554	1,086,021,063
Cash	—	34,549
Receivable for Fund shares sold	5,364,838	2,339,367
Dividends and interest receivable	187,442	1,411,828
Prepaid expenses	312	312
TOTAL ASSETS	249,380,146	1,089,807,119
LIABILITIES
Payable for securities purchased	—	9,759,705
Payable for Fund shares redeemed	93,175	710,520
Management fees payable (Note 5)	126,467	686,018
Deferred Trustees’ fees (Note 5)	265,449	219,553
Administrative fees payable (Note 5)	8,870	38,354
Payable to distributor (Note 5d)	2,067	10,119
Audit and tax services fees payable	27,038	26,061
Other accounts payable and accrued expenses	41,242	62,668
TOTAL LIABILITIES	564,308	11,512,998
COMMITMENTS AND CONTINGENCIES(a)	—	—
NET ASSETS	$248,815,838	$1,078,294,121
NET ASSETS CONSIST OF:
Paid-in capital	$187,105,420	$966,576,792
Accumulated earnings	61,710,418	111,717,329
NET ASSETS	$248,815,838	$1,078,294,121
COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE:
Class A shares:
Net assets	$40,151,155	$109,761,879
Shares of beneficial interest	1,667,972	5,678,827
Net asset value and redemption price per share	$24.07	$19.33
Offering price per share (100/94.25 of net asset value) (Note 1)	$25.54	$20.51
Class C shares: (redemption price per share is equal to net asset value less any applicable contingent deferred sales charge) (Note 1)
Net assets	$2,453,640	$11,869,539
Shares of beneficial interest	113,728	1,787,279
Net asset value and offering price per share	$21.57	$6.64
Class N shares:
Net assets	$67,788,371	$90,532,117
Shares of beneficial interest	2,767,561	4,385,016
Net asset value, offering and redemption price per share	$24.49	$20.65
Class Y shares:
Net assets	$138,422,672	$866,130,586
Shares of beneficial interest	5,641,453	42,022,144
Net asset value, offering and redemption price per share	$24.54	$20.61

(a)	As disclosed in the Notes to Financial Statements, if applicable.
See accompanying notes to financial statements.
15 |

Statements of Operations
For the Six Months Ended June 30, 2024 (Unaudited)

	Loomis Sayles International Growth Fund	Natixis Oakmark Fund	Natixis Oakmark International Fund	Natixis U.S. Equity Opportunities Fund
INVESTMENT INCOME
Dividends	$332,215	$6,910,963	$9,256,224	$5,842,586
Interest	11,147	756,628	167,326	653,054
Less net foreign taxes withheld	(23,122)	(26,199)	(792,153)	(50,858)
	320,240	7,641,392	8,631,397	6,444,782
Expenses
Management fees (Note 5)	131,992	2,517,271	1,453,145	3,384,357
Service and distribution fees (Note 5)	198	620,676	294,007	945,474
Administrative fees (Note 5)	7,928	175,893	82,858	227,633
Trustees' fees and expenses (Note 5)	10,399	112,786	28,577	78,516
Transfer agent fees and expenses (Notes 5, 6 and 7)	5,629	311,258	325,015	312,516
Audit and tax services fees	22,958	22,294	22,979	22,774
Custodian fees and expenses	6,301	14,619	42,689	15,688
Legal fees	710	13,442	8,564	21,064
Registration fees	31,719	103,974	40,645	66,637
Shareholder reporting expenses	4,556	29,330	34,125	30,326
Miscellaneous expenses	26,315	27,722	38,065	42,103
Total expenses	248,705	3,949,265	2,370,669	5,147,088
Less waiver and/or expense reimbursement (Note 5)	(87,868)	(185,324)	(418,960)	(576)
Less expense offset (Note 7)	(29)	(19,136)	(3,514)	(26,025)
Net expenses	160,808	3,744,805	1,948,195	5,120,487
Net investment income	159,432	3,896,587	6,683,202	1,324,295
Net realized and unrealized gain (loss) on Investments and Foreign currency transactions
Net realized gain (loss) on:
Investments	10,312	40,154,519	10,907,526	72,219,803
Foreign currency transactions (Note 2c)	(3,501)	—	(46,088)	—
Net change in unrealized appreciation (depreciation) on:
Investments	1,371,489	(456,256)	(34,065,767)	32,328,168
Foreign currency translations (Note 2c)	(5,667)	—	(131,255)	(2,863)
Net realized and unrealized gain (loss) on Investments and Foreign currency transactions	1,372,633	39,698,263	(23,335,584)	104,545,108
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,532,065	$43,594,850	$(16,652,382)	$105,869,403
See accompanying notes to financial statements.
| 16

Statements of Operations (continued)
For the Six Months Ended June 30, 2024 (Unaudited)

	Vaughan Nelson Mid Cap Fund	Vaughan Nelson Small Cap Value Fund
INVESTMENT INCOME
Dividends	$1,439,439	$8,898,133
Interest	43,113	717,809
Less net foreign taxes withheld	(3,925)	(22,345)
	1,478,627	9,593,597
Expenses
Management fees (Note 5)	921,352	3,785,765
Service and distribution fees (Note 5)	65,548	189,390
Administrative fees (Note 5)	55,375	200,445
Trustees' fees and expenses (Note 5)	40,292	48,421
Transfer agent fees and expenses (Notes 5, 6 and 7)	95,529	478,765
Audit and tax services fees	22,763	22,308
Custodian fees and expenses	10,804	26,056
Legal fees	5,619	12,977
Registration fees	31,086	96,197
Shareholder reporting expenses	14,833	47,262
Miscellaneous expenses	23,102	29,003
Total expenses	1,286,303	4,936,589
Less waiver and/or expense reimbursement (Note 5)	(125,601)	(285,733)
Less expense offset (Note 7)	(2,530)	(17,888)
Net expenses	1,158,172	4,632,968
Net investment income	320,455	4,960,629
Net realized and unrealized gain (loss) on Investments
Net realized gain on:
Investments	23,964,816	10,669,377
Net change in unrealized appreciation (depreciation) on:
Investments	(10,054,144)	6,390,194
Net realized and unrealized gain on Investments	13,910,672	17,059,571
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$14,231,127	$22,020,200
See accompanying notes to financial statements.
17 |

Statements of Changes in Net Assets

	Loomis Sayles International Growth Fund		Natixis Oakmark Fund
	Six Months Ended June 30,2024 (Unaudited)	Year Ended December 31,2023	Six Months Ended June 30,2024 (Unaudited)	Year Ended December 31,2023
FROM OPERATIONS:
Net investment income	$159,432	$112,387	$3,896,587	$3,821,044
Net realized gain on investments and foreign currency transactions	6,811	175,427	40,154,519	27,353,836
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	1,365,822	4,979,196	(456,256)	89,789,474
Net increase in net assets resulting from operations	1,532,065	5,267,010	43,594,850	120,964,354
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(32)	(506)	(1,620,344)	(8,928,576)
Class C	—	—	(443,036)	(2,146,898)
Class N	(5,439)	(157,071)	(3,728)	(22,322)
Class Y	(2,145)	(27,691)	(2,575,612)	(11,189,568)
Total distributions	(7,616)	(185,268)	(4,642,720)	(22,287,364)
NET INCREASE IN NET ASSETS FROM CAPITAL SHARES TRANSACTIONS (Note 11)	5,499,759	1,061,444	165,767,224	190,347,088
Net increase in net assets	7,024,208	6,143,186	204,719,354	289,024,078
NET ASSETS
Beginning of the period	30,724,012	24,580,826	637,491,635	348,467,557
End of the period	$37,748,220	$30,724,012	$842,210,989	$637,491,635
See accompanying notes to financial statements.
| 18

Statements of Changes in Net Assets (continued)

	Natixis Oakmark International Fund		Natixis U.S. Equity Opportunities Fund
	Six Months Ended June 30,2024 (Unaudited)	Year Ended December 31,2023	Six Months Ended June 30,2024 (Unaudited)	Year Ended December 31,2023
FROM OPERATIONS:
Net investment income	$6,683,202	$7,334,287	$1,324,295	$1,371,572
Net realized gain (loss) on investments and foreign currency transactions	10,861,438	(7,845,466)	72,219,803	50,768,461
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	(34,197,022)	66,111,459	32,325,305	211,753,623
Net increase (decrease) in net assets resulting from operations	(16,652,382)	65,600,280	105,869,403	263,893,656
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(153,536)	(2,424,146)	(111,955)	(46,461,965)
Class C	(27,494)	(211,014)	(15,181)	(5,579,179)
Class N	(330)	(6,886)	(203)	(13,778)
Class Y	(225,383)	(4,204,232)	(46,967)	(19,320,721)
Total distributions	(406,743)	(6,846,278)	(174,306)	(71,375,643)
NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARES TRANSACTIONS (Note 11)	(14,804,887)	(30,035,491)	(22,226,937)	39,116,768
Net increase (decrease) in net assets	(31,864,012)	28,718,511	83,468,160	231,634,781
NET ASSETS
Beginning of the period	388,632,318	359,913,807	965,461,272	733,826,491
End of the period	$356,768,306	$388,632,318	$1,048,929,432	$965,461,272
See accompanying notes to financial statements.
19 |

Statements of Changes in Net Assets (continued)

	Vaughan Nelson Mid Cap Fund		Vaughan Nelson Small Cap Value Fund
	Six Months Ended June 30,2024 (Unaudited)	Year Ended December 31,2023	Six Months Ended June 30,2024 (Unaudited)	Year Ended December 31,2023
FROM OPERATIONS:
Net investment income	$320,455	$1,119,082	$4,960,629	$2,813,425
Net realized gain (loss) on investments	23,964,816	19,749,361	10,669,377	(9,629,084)
Net change in unrealized appreciation (depreciation) on investments	(10,054,144)	16,342,125	6,390,194	96,818,512
Net increase in net assets resulting from operations	14,231,127	37,210,568	22,020,200	90,002,853
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(7,025)	(125,295)	—	(318,831)
Class C	(602)	—	—	(67,551)
Class N	(10,935)	(367,799)	—	(12,034)
Class Y	(23,434)	(766,274)	—	(2,375,163)
Total distributions	(41,996)	(1,259,368)	—	(2,773,579)
NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARES TRANSACTIONS (Note 11)	(16,027,542)	(47,517,639)	404,141,722	374,368,392
Net increase (decrease) in net assets	(1,838,411)	(11,566,439)	426,161,922	461,597,666
NET ASSETS
Beginning of the period	250,654,249	262,220,688	652,132,199	190,534,533
End of the period	$248,815,838	$250,654,249	$1,078,294,121	$652,132,199
See accompanying notes to financial statements.
| 20

Financial Highlights
For a share outstanding throughout each period.

	Loomis Sayles International Growth Fund—Class A
	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Period Ended December 31, 2020*
Net asset value, beginning of the period	$9.42	$7.84	$9.57	$10.13	$10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(a)	0.03	0.01	0.02	(0.01)	0.01
Net realized and unrealized gain (loss)	0.45	1.60	(1.71)	(0.41)	0.13
Total from Investment Operations	0.48	1.61	(1.69)	(0.42)	0.14
LESS DISTRIBUTIONS FROM:
Net investment income	(0.00)(b)	(0.03)	(0.04)	(0.01)	(0.01)
Net realized capital gains	—	—	—	(0.13)	—
Total Distributions	(0.00)	(0.03)	(0.04)	(0.14)	(0.01)
Net asset value, end of the period	$9.90	$9.42	$7.84	$9.57	$10.13
Total return(c)(d)	5.12%(e)	20.56%	(17.71)%	(4.07)%	1.37%(e)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$154	$151	$125	$113	$1
Net expenses(f)	1.20%(g)	1.20%	1.20%	1.20%	1.20%(g)
Gross expenses	1.75%(g)(h)	1.87%	2.05%	2.71%	13.05%(g)
Net investment income (loss)	0.56%(g)	0.12%	0.26%	(0.07)%	1.28%(g)
Portfolio turnover rate	0%	5%	11%	9%	1%

*	From commencement of operations on December 15, 2020 through December 31, 2020.
(a)	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01 per share.
(c)	A sales charge for Class A shares is not reflected in total return calculations.
(d)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(e)	Periods less than one year are not annualized.
(f)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(g)	Computed on an annualized basis for periods less than one year.
(h)	Includes transfer agent fees and expenses before expense offset. Without these expenses the ratio of gross expenses would have been 1.74%. See Note 7 of Notes to Financial Statements.
See accompanying notes to financial statements.
21 |

Financial Highlights (continued)
For a share outstanding throughout each period.

	Loomis Sayles International Growth Fund—Class C
	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Period Ended December 31, 2020*
Net asset value, beginning of the period	$9.29	$7.77	$9.51	$10.13	$10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(a)	(0.01)	(0.06)	0.02	(0.09)	0.00 (b)
Net realized and unrealized gain (loss)	0.44	1.58	(1.76)	(0.40)	0.13
Total from Investment Operations	0.43	1.52	(1.74)	(0.49)	0.13
LESS DISTRIBUTIONS FROM:
Net investment income	(0.00)(b)	—	—	(0.00)(b)	(0.00)(b)
Net realized capital gains	—	—	—	(0.13)	—
Total Distributions	(0.00)	—	—	(0.13)	(0.00)
Net asset value, end of the period	$9.72	$9.29	$7.77	$9.51	$10.13
Total return(c)(d)	4.65%(e)	19.56%	(18.30)%	(4.79)%	1.33%(e)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$1	$1	$1	$38	$1
Net expenses(f)	1.95%(g)	1.95%	1.95%	1.95%	1.95%(g)
Gross expenses	3.17%(g)(h)	2.53%	2.79%	3.46%	13.78%(g)
Net investment income (loss)	(0.22)%(g)	(0.68)%	0.21%	(0.90)%	0.55%(g)
Portfolio turnover rate	0%	5%	11%	9%	1%

*	From commencement of operations on December 15, 2020 through December 31, 2020.
(a)	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01 per share.
(c)	A contingent deferred sales charge for Class C shares is not reflected in total return calculations.
(d)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(e)	Periods less than one year are not annualized.
(f)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(g)	Computed on an annualized basis for periods less than one year.
(h)	Includes transfer agent fees and expenses before expense offset. Without these expenses the ratio of gross expenses would have been 2.61%. See Note 7 of Notes to Financial Statements.
See accompanying notes to financial statements.
| 22

Financial Highlights (continued)
For a share outstanding throughout each period.

	Loomis Sayles International Growth Fund—Class N
	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Period Ended December 31, 2020*
Net asset value, beginning of the period	$9.44	$7.85	$9.58	$10.13	$10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.04	0.04	0.05	0.03	0.01
Net realized and unrealized gain (loss)	0.44	1.61	(1.72)	(0.42)	0.13
Total from Investment Operations	0.48	1.65	(1.67)	(0.39)	0.14
LESS DISTRIBUTIONS FROM:
Net investment income	(0.00)(b)	(0.06)	(0.06)	(0.03)	(0.01)
Net realized capital gains	—	—	—	(0.13)	—
Total Distributions	(0.00)	(0.06)	(0.06)	(0.16)	(0.01)
Net asset value, end of the period	$9.92	$9.44	$7.85	$9.58	$10.13
Total return(c)	5.11%(d)	20.99%	(17.47)%	(3.77)%	1.38%(d)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$26,986	$25,661	$21,331	$22,953	$15,206
Net expenses(e)	0.90%(f)	0.90%	0.90%	0.90%	0.90%(f)
Gross expenses	1.39%(f)	1.47%	1.67%	1.58%	6.48%(f)
Net investment income	0.86%(f)	0.41%	0.62%	0.29%	1.43%(f)
Portfolio turnover rate	0%	5%	11%	9%	1%

*	From commencement of operations on December 15, 2020 through December 31, 2020.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01 per share.
(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	Periods less than one year are not annualized.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Computed on an annualized basis for periods less than one year.
See accompanying notes to financial statements.
23 |

Financial Highlights (continued)
For a share outstanding throughout each period.

	Loomis Sayles International Growth Fund—Class Y
	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Period Ended December 31, 2020*
Net asset value, beginning of the period	$9.44	$7.85	$9.58	$10.13	$10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.05	0.03	0.04	0.02	0.01
Net realized and unrealized gain (loss)	0.43	1.61	(1.72)	(0.41)	0.13
Total from Investment Operations	0.48	1.64	(1.68)	(0.39)	0.14
LESS DISTRIBUTIONS FROM:
Net investment income	(0.00)(b)	(0.05)	(0.05)	(0.03)	(0.01)
Net realized capital gains	—	—	—	(0.13)	—
Total Distributions	(0.00)	(0.05)	(0.05)	(0.16)	(0.01)
Net asset value, end of the period	$9.92	$9.44	$7.85	$9.58	$10.13
Total return(c)	5.22%(d)	20.81%	(17.50)%	(3.81)%	1.38%(d)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$10,607	$4,911	$3,124	$222	$12
Net expenses(e)	0.95%(f)	0.95%	0.95%	0.95%	0.95%(f)
Gross expenses	1.49%(f)	1.62%	1.80%	2.46%	12.58%(f)
Net investment income	1.06%(f)	0.32%	0.47%	0.19%	1.63%(f)
Portfolio turnover rate	0%	5%	11%	9%	1%

*	From commencement of operations on December 15, 2020 through December 31, 2020.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01 per share.
(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	Periods less than one year are not annualized.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Computed on an annualized basis for periods less than one year.
See accompanying notes to financial statements.
| 24

Financial Highlights (continued)
For a share outstanding throughout each period.

	Natixis Oakmark Fund—Class A
	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2019
Net asset value, beginning of the period	$27.24	$21.55	$29.04	$23.20	$22.45	$19.44
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.13	0.20	0.17	0.07	0.11 (b)	0.18 (c)
Net realized and unrealized gain (loss)	1.46	6.48	(4.00)	7.81	2.78	4.93
Total from Investment Operations	1.59	6.68	(3.83)	7.88	2.89	5.11
LESS DISTRIBUTIONS FROM:
Net investment income	(0.00)(d)	(0.16)	(0.20)	(0.05)	(0.12)	(0.21)
Net realized capital gains	(0.17)	(0.83)	(3.46)	(1.99)	(2.02)	(1.89)
Total Distributions	(0.17)	(0.99)	(3.66)	(2.04)	(2.14)	(2.10)
Net asset value, end of the period	$28.66	$27.24	$21.55	$29.04	$23.20	$22.45
Total return(e)	5.83%(f)(g)	30.96%(f)	(13.30)%(f)	33.97%(f)	13.01%(b)	26.77%(c)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$272,803	$257,098	$192,750	$222,435	$170,702	$181,417
Net expenses	1.05%(h)(i)	1.05%(h)	1.05%(h)	1.12%(h)(j)	1.20%(k)	1.17%
Gross expenses	1.10%(i)	1.15%	1.10%	1.14%	1.20%(k)	1.17%
Net investment income	0.90%(i)	0.81%	0.65%	0.25%	0.53%(b)	0.85%(c)
Portfolio turnover rate	21%	40%	69%	23%	22%	15%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)
Includes a non-recurring dividend. Without this dividend, net investment income per share would have been $0.05, total return would have been 12.72% and the ratio of net investment income to average net assets would have been 0.27%.

(c)
Includes a non-recurring dividend. Without this dividend, net investment income per share would have been $0.13, total return would have been 26.50% and the ratio of net investment income to average net assets would have been 0.62%.

(d)	Amount rounds to less than $0.01 per share.
(e)	A sales charge for Class A shares is not reflected in total return calculations.
(f)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(g)	Periods less than one year are not annualized.
(h)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(i)	Computed on an annualized basis for periods less than one year.
(j)	Effective July 1, 2021, the expense limit decreased from 1.30% to 1.05%.
(k)	Includes refund of prior year service fee of 0.01%.
See accompanying notes to financial statements.
25 |

Financial Highlights (continued)
For a share outstanding throughout each period.

	Natixis Oakmark Fund—Class C
	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2019
Net asset value, beginning of the period	$20.92	$16.74	$23.50	$19.17	$18.92	$16.66
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(a)	0.02	0.01	(0.02)	(0.12)	(0.04)(b)	0.02 (c)
Net realized and unrealized gain (loss)	1.12	5.01	(3.23)	6.44	2.31	4.20
Total from Investment Operations	1.14	5.02	(3.25)	6.32	2.27	4.22
LESS DISTRIBUTIONS FROM:
Net investment income	(0.00)(d)	(0.01)	(0.05)	(0.00)(d)	—	(0.07)
Net realized capital gains	(0.17)	(0.83)	(3.46)	(1.99)	(2.02)	(1.89)
Total Distributions	(0.17)	(0.84)	(3.51)	(1.99)	(2.02)	(1.96)
Net asset value, end of the period	$21.89	$20.92	$16.74	$23.50	$19.17	$18.92
Total return(e)	5.44%(f)(g)	29.99%(f)	(13.97)%(f)	32.99%(f)	12.15%(b)	25.82%(c)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$57,226	$55,880	$51,987	$50,042	$35,940	$54,384
Net expenses	1.80%(h)(i)	1.80%(h)	1.80%(h)	1.87%(h)(j)	1.95%	1.92%
Gross expenses	1.85%(i)	1.90%	1.85%	1.89%	1.95%	1.92%
Net investment income (loss)	0.15%(i)	0.05%	(0.10)%	(0.49)%	(0.23)%(b)	0.12%(c)
Portfolio turnover rate	21%	40%	69%	23%	22%	15%

(a)	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(b)
Includes a non-recurring dividend. Without this dividend, net investment loss per share would have been $(0.08), total return would have been 11.85% and the ratio of net investment loss to average net assets would have been (0.46)%.

(c)
Includes a non-recurring dividend. Without this dividend, net investment loss per share would have been $(0.02), total return would have been 25.50% and the ratio of net investment loss to average net assets would have been (0.12)%.

(d)	Amount rounds to less than $0.01 per share.
(e)	A contingent deferred sales charge for Class C shares is not reflected in total return calculations.
(f)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(g)	Periods less than one year are not annualized.
(h)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(i)	Computed on an annualized basis for periods less than one year.
(j)	Effective July 1, 2021, the expense limit decreased from 2.05% to 1.80%.
See accompanying notes to financial statements.
| 26

Financial Highlights (continued)
For a share outstanding throughout each period.

	Natixis Oakmark Fund—Class N
	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2019
Net asset value, beginning of the period	$29.63	$23.36	$31.13	$24.72	$23.78	$20.49
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.18	0.30	0.26	0.23	0.18 (b)	0.22 (c)
Net realized and unrealized gain (loss)	1.60	7.03	(4.29)	8.31	2.98	5.25
Total from Investment Operations	1.78	7.33	(4.03)	8.54	3.16	5.47
LESS DISTRIBUTIONS FROM:
Net investment income	(0.00)(d)	(0.23)	(0.28)	(0.14)	(0.20)	(0.29)
Net realized capital gains	(0.17)	(0.83)	(3.46)	(1.99)	(2.02)	(1.89)
Total Distributions	(0.17)	(1.06)	(3.74)	(2.13)	(2.22)	(2.18)
Net asset value, end of the period	$31.24	$29.63	$23.36	$31.13	$24.72	$23.78
Total return(e)	6.00%(f)	31.35%	(13.06)%	34.54%	13.41%(b)	27.16%(c)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$835	$647	$517	$682	$364	$801
Net expenses(g)	0.75%(h)	0.75%	0.75%	0.80%(i)	0.86%	0.83%
Gross expenses	0.95%(h)	1.03%	0.93%	1.55%	1.05%	1.25%
Net investment income	1.20%(h)	1.11%	0.93%	0.79%	0.85%(b)	0.93%(c)
Portfolio turnover rate	21%	40%	69%	23%	22%	15%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)
Includes a non-recurring dividend. Without this dividend, net investment income per share would have been $0.14, total return would have been 13.13% and the ratio of net investment income to average net assets would have been 0.67%.

(c)
Includes a non-recurring dividend. Without this dividend, net investment income per share would have been $0.22, total return would have been 26.90% and the ratio of net investment income to average net assets would have been 0.92%.

(d)	Amount rounds to less than $0.01 per share.
(e)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(f)	Periods less than one year are not annualized.
(g)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(h)	Computed on an annualized basis for periods less than one year.
(i)	Effective July 1, 2021, the expense limit decreased from 1.00% to 0.75%.
See accompanying notes to financial statements.
27 |

Financial Highlights (continued)
For a share outstanding throughout each period.

	Natixis Oakmark Fund—Class Y
	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2019
Net asset value, beginning of the period	$29.53	$23.29	$31.04	$24.68	$23.75	$20.46
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.18	0.31	0.25	0.17	0.17 (b)	0.27 (c)
Net realized and unrealized gain (loss)	1.58	6.98	(4.28)	8.31	2.95	5.17
Total from Investment Operations	1.76	7.29	(4.03)	8.48	3.12	5.44
LESS DISTRIBUTIONS FROM:
Net investment income	(0.00)(d)	(0.22)	(0.26)	(0.13)	(0.17)	(0.26)
Net realized capital gains	(0.17)	(0.83)	(3.46)	(1.99)	(2.02)	(1.89)
Total Distributions	(0.17)	(1.05)	(3.72)	(2.12)	(2.19)	(2.15)
Net asset value, end of the period	$31.12	$29.53	$23.29	$31.04	$24.68	$23.75
Total return	5.95%(e)(f)	31.28%(e)	(13.10)%(e)	34.35%(e)	13.28%(b)	27.06%(c)(e)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$511,347	$323,867	$103,213	$99,008	$37,595	$46,836
Net expenses	0.80%(g)(h)	0.80%(g)	0.80%(g)	0.86%(g)(i)	0.95%	0.91%(g)
Gross expenses	0.85%(h)	0.90%	0.85%	0.89%	0.95%	0.92%
Net investment income	1.16%(h)	1.13%	0.89%	0.56%	0.79%(b)	1.16%(c)
Portfolio turnover rate	21%	40%	69%	23%	22%	15%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)
Includes a non-recurring dividend. Without this dividend, net investment income per share would have been $0.12, total return would have been 13.00% and the ratio of net investment income to average net assets would have been 0.55%.

(c)
Includes a non-recurring dividend. Without this dividend, net investment income per share would have been $0.20, total return would have been 26.80% and the ratio of net investment income to average net assets would have been 0.90%.

(d)	Amount rounds to less than $0.01 per share.
(e)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(f)	Periods less than one year are not annualized.
(g)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(h)	Computed on an annualized basis for periods less than one year.
(i)	Effective July 1, 2021, the expense limit decreased from 1.05% to 0.80%.
See accompanying notes to financial statements.
| 28

Financial Highlights (continued)
For a share outstanding throughout each period.

	Natixis Oakmark International Fund—Class A
	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2019
Net asset value, beginning of the period	$14.64	$12.52	$15.15	$14.15	$13.63	$11.29
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(a)	0.25	0.26 (b)	0.19	0.27 (c)	(0.00)(d)	0.37 (e)
Net realized and unrealized gain (loss)	(0.89)	2.11	(2.60)	0.96	0.55 (f)	2.38
Total from Investment Operations	(0.64)	2.37	(2.41)	1.23	0.55	2.75
LESS DISTRIBUTIONS FROM:
Net investment income	(0.02)	(0.25)	(0.22)	(0.23)	(0.03)	(0.41)
Net asset value, end of the period	$13.98	$14.64	$12.52	$15.15	$14.15	$13.63
Total return(g)	(4.40)%(h)(i)	18.94%(b)(h)	(15.91)%(h)	8.73%(c)(h)	4.06%(h)	24.35%(e)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$128,175	$142,825	$120,316	$152,900	$131,630	$172,906
Net expenses	1.15%(j)(k)	1.15%(j)	1.15%(j)	1.17%(j)(l)	1.29%(j)(m)	1.29%
Gross expenses	1.38%(k)	1.37%	1.38%	1.34%	1.36%	1.29%
Net investment income (loss)	3.53%(k)	1.84%(b)	1.48%	1.73%(c)	(0.03)%	2.91%(e)
Portfolio turnover rate	19%	26%	33%	37%	63%	28%

(a)	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(b)
Includes tax reclaims. Without these, net investment income per share would have been $0.25, total return would have been 18.78% and the ratio of net investment income to average net assets would have been 1.74%.

(c)
Includes a non-recurring dividend and tax reclaims. Without these, net investment income per share would have been $0.13, total return would have been 7.74% and the ratio of net investment income to average net assets would have been 0.84%.

(d)	Amount rounds to less than $0.01 per share.
(e)
Includes non-recurring dividends. Without this dividend, net investment income per share would have been $0.29, total return would have been 23.55% and the ratio of net investment income to average net assets would have been 2.26%.

(f)
The amount shown for a share outstanding does not correspond with the aggregate realized and unrealized gain (loss) on investments for the period due to the timing of sales and redemptions of fund shares in relation to fluctuating market values of investments of the Fund.

(g)	A sales charge for Class A shares is not reflected in total return calculations.
(h)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(i)	Periods less than one year are not annualized.
(j)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(k)	Computed on an annualized basis for periods less than one year.
(l)	Effective July 1, 2021, the expense limit decreased from 1.20% to 1.15%.
(m)	Effective July 1, 2020, the expense limit decreased from 1.37% to 1.20%.
See accompanying notes to financial statements.
29 |

Financial Highlights (continued)
For a share outstanding throughout each period.

	Natixis Oakmark International Fund—Class C
	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2019
Net asset value, beginning of the period	$14.42	$12.31	$14.86	$13.85	$13.41	$11.11
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(a)	0.19	0.16 (b)	0.10	0.13 (c)	(0.08)	0.26 (d)
Net realized and unrealized gain (loss)	(0.87)	2.06	(2.55)	0.97	0.52 (e)	2.34
Total from Investment Operations	(0.68)	2.22	(2.45)	1.10	0.44	2.60
LESS DISTRIBUTIONS FROM:
Net investment income	(0.02)	(0.11)	(0.10)	(0.09)	—	(0.30)
Net asset value, end of the period	$13.72	$14.42	$12.31	$14.86	$13.85	$13.41
Total return(f)	(4.75)%(g)(h)	18.01%(b)(g)	(16.50)%(g)	7.92%(c)(g)	3.28%(g)	23.44%(d)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$21,755	$28,598	$39,202	$69,335	$96,772	$179,533
Net expenses	1.90%(i)(j)	1.90%(i)	1.90%(i)	1.93%(i)(k)	2.05%(i)(l)	2.04%
Gross expenses	2.13%(j)	2.12%	2.13%	2.09%	2.11%	2.04%
Net investment income (loss)	2.64%(j)	1.18%(b)	0.78%	0.85%(c)	(0.76)%	2.09%(d)
Portfolio turnover rate	19%	26%	33%	37%	63%	28%

(a)	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(b)
Includes tax reclaims. Without these, net investment income per share would have been $0.15, total return would have been 17.85% and the ratio of net investment income to average net assets would have been 1.10%.

(c)
Includes a non-recurring dividend and tax reclaims. Without these, net investment income per share would have been $0.02, total return would have been 6.98% and the ratio of net investment income to average net assets would have been 0.13%.

(d)
Includes non-recurring dividends. Without this dividend, net investment income per share would have been $0.18, total return would have been 22.63% and the ratio of net investment income to average net assets would have been 1.43%.

(e)
The amount shown for a share outstanding does not correspond with the aggregate realized and unrealized gain (loss) on investments for the period due to the timing of sales and redemptions of fund shares in relation to fluctuating market values of investments of the Fund.

(f)	A contingent deferred sales charge for Class C shares is not reflected in total return calculations.
(g)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(h)	Periods less than one year are not annualized.
(i)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(j)	Computed on an annualized basis for periods less than one year.
(k)	Effective July 1, 2021, the expense limit decreased from 1.95% to 1.90%.
(l)	Effective July 1, 2020, the expense limit decreased from 2.12% to 1.95%.
See accompanying notes to financial statements.
| 30

Financial Highlights (continued)
For a share outstanding throughout each period.

	Natixis Oakmark International Fund—Class N
	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2019
Net asset value, beginning of the period	$14.57	$12.46	$15.08	$14.09	$13.56	$11.25
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.26	0.29 (b)	0.32	0.38 (c)	0.04	0.33 (d)
Net realized and unrealized gain (loss)	(0.88)	2.11	(2.68)	0.89	0.56 (e)	2.45
Total from Investment Operations	(0.62)	2.40	(2.36)	1.27	0.60	2.78
LESS DISTRIBUTIONS FROM:
Net investment income	(0.02)	(0.29)	(0.26)	(0.28)	(0.07)	(0.47)
Net asset value, end of the period	$13.93	$14.57	$12.46	$15.08	$14.09	$13.56
Total return(f)	(4.29)%(g)	19.30%(b)	(15.65)%	9.01%(c)	4.44%	24.75%(d)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$406	$348	$222	$704	$290	$811
Net expenses(h)	0.85%(i)	0.85%	0.85%	0.87%(j)	0.92%(k)	0.94%
Gross expenses	1.34%(i)(l)	1.44%	1.01%	1.25%	1.17%	1.08%
Net investment income	3.62%(i)	2.08%(b)	2.56%	2.49%(c)	0.37%	2.56%(d)
Portfolio turnover rate	19%	26%	33%	37%	63%	28%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)
Includes tax reclaims. Without these, net investment income per share would have been $0.27, total return would have been 19.14% and the ratio of net investment income to average net assets would have been 1.95%.

(c)
Includes a non-recurring dividend and tax reclaims. Without these, net investment income per share would have been $0.11, total return would have been 8.09% and the ratio of net investment income to average net assets would have been 0.70%.

(d)
Includes non-recurring dividends. Without this dividend, net investment income per share would have been $0.27, total return would have been 23.94% and the ratio of net investment income to average net assets would have been 2.15%.

(e)
The amount shown for a share outstanding does not correspond with the aggregate realized and unrealized gain (loss) on investments for the period due to the timing of sales and redemptions of fund shares in relation to fluctuating market values of investments of the Fund.

(f)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(g)	Periods less than one year are not annualized.
(h)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(i)	Computed on an annualized basis for periods less than one year.
(j)	Effective July 1, 2021, the expense limit decreased from 0.90% to 0.85%.
(k)	Effective July 1, 2020, the expense limit decreased from 1.07% to 0.90%.
(l)	Includes transfer agent fees and expenses before expense offset. Without these expenses the ratio of gross expenses would have been 1.32%. See Note 7 of Notes to Financial Statements.
See accompanying notes to financial statements.
31 |

Financial Highlights (continued)
For a share outstanding throughout each period.

	Natixis Oakmark International Fund—Class Y
	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2019
Net asset value, beginning of the period	$14.56	$12.45	$15.07	$14.08	$13.56	$11.25
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.27	0.29 (b)	0.22	0.30 (c)	0.04	0.37 (d)
Net realized and unrealized gain (loss)	(0.89)	2.11	(2.58)	0.96	0.55 (e)	2.40
Total from Investment Operations	(0.62)	2.40	(2.36)	1.26	0.59	2.77
LESS DISTRIBUTIONS FROM:
Net investment income	(0.02)	(0.29)	(0.26)	(0.27)	(0.07)	(0.46)
Net asset value, end of the period	$13.92	$14.56	$12.45	$15.07	$14.08	$13.56
Total return	(4.29)%(f)(g)	19.26%(b)(f)	(15.71)%(f)	8.97%(c)(f)	4.32%(f)	24.64%(d)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$206,433	$216,862	$200,175	$312,930	$275,468	$244,586
Net expenses	0.90%(h)(i)	0.90%(h)	0.90%(h)	0.92%(h)(j)	1.03%(h)(k)	1.04%
Gross expenses	1.13%(i)	1.12%	1.13%	1.09%	1.11%	1.04%
Net investment income	3.83%(i)	2.08%(b)	1.66%	1.96%(c)	0.41%	2.91%(d)
Portfolio turnover rate	19%	26%	33%	37%	63%	28%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)
Includes tax reclaims. Without these, net investment income per share would have been $0.28, total return would have been 19.18% and the ratio of net investment income to average net assets would have been 1.98%.

(c)
Includes a non-recurring dividend and tax reclaims. Without these, net investment income per share would have been $0.17, total return would have been 8.04% and the ratio of net investment income to average net assets would have been 1.07%.

(d)
Includes non-recurring dividends. Without this dividend, net investment income per share would have been $0.29, total return would have been 23.84% and the ratio of net investment income to average net assets would have been 2.29%.

(e)
The amount shown for a share outstanding does not correspond with the aggregate realized and unrealized gain (loss) on investments for the period due to the timing of sales and redemptions of fund shares in relation to fluctuating market values of investments of the Fund.

(f)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(g)	Periods less than one year are not annualized.
(h)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(i)	Computed on an annualized basis for periods less than one year.
(j)	Effective July 1, 2021, the expense limit decreased from 0.95% to 0.90%.
(k)	Effective July 1, 2020, the expense limit decreased from 1.12% to 0.95%.
See accompanying notes to financial statements.
| 32

Financial Highlights (continued)
For a share outstanding throughout each period.

	Natixis U.S. Equity Opportunities Fund—Class A
	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2019
Net asset value, beginning of the period	$36.73	$29.01	$43.12	$39.04	$36.53	$31.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(a)	0.04	0.04	0.03	(0.11)	(0.05)	0.15 (b)
Net realized and unrealized gain (loss)	4.01	10.66	(8.89)	8.99	7.66	9.34
Total from Investment Operations	4.05	10.70	(8.86)	8.88	7.61	9.49
LESS DISTRIBUTIONS FROM:
Net investment income	(0.01)	(0.03)	(0.03)	—	—	(0.17)
Net realized capital gains	—	(2.95)	(5.22)	(4.80)	(5.10)	(3.79)
Total Distributions	(0.01)	(2.98)	(5.25)	(4.80)	(5.10)	(3.96)
Net asset value, end of the period	$40.77	$36.73	$29.01	$43.12	$39.04	$36.53
Total return(c)	11.02%(d)	37.01%	(21.15)%	23.14%	22.09%	31.03%(b)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$651,680	$612,653	$512,392	$733,423	$649,754	$616,922
Net expenses	1.08%(e)	1.10%	1.12%	1.14%	1.17%	1.17%
Gross expenses	1.08%(e)	1.10%	1.12%	1.14%	1.17%	1.17%
Net investment income (loss)	0.20%(e)	0.11%	0.09%	(0.25)%	(0.14)%	0.42%(b)
Portfolio turnover rate	19%	36%	46%	18%	26%	12%

(a)	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(b)
Includes non-recurring dividends. Without this dividend, net investment income per share would have been $0.09, total return would have been 30.87% and the ratio of net investment income to average net assets would have been 0.26%.

(c)	A sales charge for Class A shares is not reflected in total return calculations.
(d)	Periods less than one year are not annualized.
(e)	Computed on an annualized basis for periods less than one year.
See accompanying notes to financial statements.
33 |

Financial Highlights (continued)
For a share outstanding throughout each period.

	Natixis U.S. Equity Opportunities Fund—Class C
	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2019
Net asset value, beginning of the period	$13.51	$12.12	$21.82	$21.89	$22.65	$20.42
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss(a)	(0.04)	(0.09)	(0.12)	(0.24)	(0.19)	(0.07)(b)
Net realized and unrealized gain (loss)	1.47	4.43	(4.36)	4.97	4.53	6.10
Total from Investment Operations	1.43	4.34	(4.48)	4.73	4.34	6.03
LESS DISTRIBUTIONS FROM:
Net investment income	(0.01)	—	—	—	—	(0.01)
Net realized capital gains	—	(2.95)	(5.22)	(4.80)	(5.10)	(3.79)
Total Distributions	(0.01)	(2.95)	(5.22)	(4.80)	(5.10)	(3.80)
Net asset value, end of the period	$14.93	$13.51	$12.12	$21.82	$21.89	$22.65
Total return(c)	10.64%(d)	35.98%	(21.77)%	22.27%	21.15%	30.06%(b)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$31,006	$30,479	$29,356	$57,492	$63,126	$77,924
Net expenses	1.83%(e)	1.85%	1.87%	1.89%	1.92%	1.92%
Gross expenses	1.83%(e)	1.85%	1.87%	1.89%	1.92%	1.92%
Net investment loss	(0.55)%(e)	(0.64)%	(0.66)%	(0.99)%	(0.87)%	(0.31)%(b)
Portfolio turnover rate	19%	36%	46%	18%	26%	12%

(a)	Per share net investment loss has been calculated using the average shares outstanding during the period.
(b)
Includes non-recurring dividends. Without this dividend, net investment loss per share would have been $(0.11), total return would have been 29.85% and the ratio of net investment loss to average net assets would have been (0.48)%.

(c)	A contingent deferred sales charge for Class C shares is not reflected in total return calculations.
(d)	Periods less than one year are not annualized.
(e)	Computed on an annualized basis for periods less than one year.
See accompanying notes to financial statements.
| 34

Financial Highlights (continued)
For a share outstanding throughout each period.

	Natixis U.S. Equity Opportunities Fund—Class N
	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2019
Net asset value, beginning of the period	$48.71	$37.72	$54.14	$47.84	$43.61	$36.37
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.12	0.20	0.18	0.03	0.13	0.19 (b)
Net realized and unrealized gain (loss)	5.33	13.89	(11.23)	11.07	9.20	11.14
Total from Investment Operations	5.45	14.09	(11.05)	11.10	9.33	11.33
LESS DISTRIBUTIONS FROM:
Net investment income	(0.01)	(0.15)	(0.15)	—	—	(0.30)
Net realized capital gains	—	(2.95)	(5.22)	(4.80)	(5.10)	(3.79)
Total Distributions	(0.01)	(3.10)	(5.37)	(4.80)	(5.10)	(4.09)
Net asset value, end of the period	$54.15	$48.71	$37.72	$54.14	$47.84	$43.61
Total return(c)	11.18%(d)	37.44%	(20.88)%	23.53%	22.48%	31.44%(b)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$1,691	$224	$167	$177	$172	$654
Net expenses(e)	0.77%(f)	0.78%	0.81%	0.83%	0.84%	0.83%
Gross expenses	0.87%(f)	1.39%	1.34%	1.38%	1.13%	1.42%
Net investment income	0.45%(f)	0.43%	0.41%	0.06%	0.31%	0.44%(b)
Portfolio turnover rate	19%	36%	46%	18%	26%	12%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)
Includes non-recurring dividends. Without this dividend, net investment income per share would have been $0.19, total return would have been 31.27% and the ratio of net investment income to average net assets would have been 0.44%.

(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	Periods less than one year are not annualized.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Computed on an annualized basis for periods less than one year.
See accompanying notes to financial statements.
35 |

Financial Highlights (continued)
For a share outstanding throughout each period.

	Natixis U.S. Equity Opportunities Fund—Class Y
	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2019
Net asset value, beginning of the period	$48.54	$37.60	$53.99	$47.74	$43.56	$36.33
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.12	0.17	0.15	0.00 (b)	0.05	0.29 (c)
Net realized and unrealized gain (loss)	5.30	13.84	(11.20)	11.05	9.23	10.99
Total from Investment Operations	5.42	14.01	(11.05)	11.05	9.28	11.28
LESS DISTRIBUTIONS FROM:
Net investment income	(0.01)	(0.12)	(0.12)	—	—	(0.26)
Net realized capital gains	—	(2.95)	(5.22)	(4.80)	(5.10)	(3.79)
Total Distributions	(0.01)	(3.07)	(5.34)	(4.80)	(5.10)	(4.05)
Net asset value, end of the period	$53.95	$48.54	$37.60	$53.99	$47.74	$43.56
Total return	11.16%(d)	37.35%	(20.95)%	23.48%	22.36%	31.36%(c)(e)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$364,552	$322,106	$191,912	$284,738	$243,302	$283,864
Net expenses	0.83%(f)	0.85%	0.87%	0.89%	0.92%	0.91%(g)
Gross expenses	0.83%(f)	0.85%	0.87%	0.89%	0.92%	0.92%
Net investment income	0.45%(f)	0.37%	0.35%	0.00 (h)	0.13%	0.69%(c)
Portfolio turnover rate	19%	36%	46%	18%	26%	12%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01 per share.
(c)
Includes non-recurring dividends. Without this dividend, net investment income per share would have been $0.22, total return would have been 31.16% and the ratio of net investment income to average net assets would have been 0.53%.

(d)	Periods less than one year are not annualized.
(e)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(f)	Computed on an annualized basis for periods less than one year.
(g)	The administrator agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(h)	Amount rounds to less than 0.01%.
See accompanying notes to financial statements.
| 36

Financial Highlights (continued)
For a share outstanding throughout each period.

	Vaughan Nelson Mid Cap Fund—Class A
	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2019
Net asset value, beginning of the period	$22.76	$19.64	$22.70	$21.79	$22.42	$17.37
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.01	0.05	0.11	0.05	0.07	0.03
Net realized and unrealized gain (loss)	1.30	3.14	(2.53)	4.52	1.96	5.21
Total from Investment Operations	1.31	3.19	(2.42)	4.57	2.03	5.24
LESS DISTRIBUTIONS FROM:
Net investment income	(0.00)(b)	(0.07)	(0.13)	(0.04)	(0.04)	(0.02)
Net realized capital gains	—	—	(0.51)	(3.62)	(2.62)	(0.17)
Total Distributions	(0.00)	(0.07)	(0.64)	(3.66)	(2.66)	(0.19)
Net asset value, end of the period	$24.07	$22.76	$19.64	$22.70	$21.79	$22.42
Total return(c)(d)	5.77%(e)	16.26%	(10.80)%	21.32%	10.46%	30.21%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$40,151	$38,864	$33,507	$37,849	$30,567	$33,434
Net expenses(f)	1.15%(g)	1.15%	1.15%	1.17%(h)	1.20%	1.25%(i)(j)
Gross expenses	1.27%(g)	1.25%	1.21%	1.23%	1.29%	1.28%(j)
Net investment income	0.06%(g)	0.25%	0.55%	0.22%	0.35%	0.16%
Portfolio turnover rate	57%	94%	53%	71%	52%	52%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01 per share.
(c)	A sales charge for Class A shares is not reflected in total return calculations.
(d)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(e)	Periods less than one year are not annualized.
(f)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(g)	Computed on an annualized basis for periods less than one year.
(h)	Effective July 1, 2021, the expense limit decreased from 1.20% to 1.15%.
(i)	Effective July 1, 2019, the expense limit decreased from 1.40% to 1.20%.
(j)	Includes interest expense. Without this expense the ratio of net expenses would have been 1.23% and the ratio of gross expenses would have been 1.26%.
See accompanying notes to financial statements.
37 |

Financial Highlights (continued)
For a share outstanding throughout each period.

	Vaughan Nelson Mid Cap Fund—Class C
	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2019
Net asset value, beginning of the period	$20.48	$17.75	$20.58	$20.15	$21.06	$16.43
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss(a)	(0.08)	(0.10)	(0.04)	(0.13)	(0.08)	(0.10)
Net realized and unrealized gain (loss)	1.17	2.83	(2.28)	4.18	1.79	4.90
Total from Investment Operations	1.09	2.73	(2.32)	4.05	1.71	4.80
LESS DISTRIBUTIONS FROM:
Net investment income	(0.00)(b)	—	—	(0.00)(b)	—	(0.00)(b)
Net realized capital gains	—	—	(0.51)	(3.62)	(2.62)	(0.17)
Total Distributions	(0.00)	—	(0.51)	(3.62)	(2.62)	(0.17)
Net asset value, end of the period	$21.57	$20.48	$17.75	$20.58	$20.15	$21.06
Total return(c)(d)	5.34%(e)	15.38%	(11.46)%	20.44%	9.60%	29.25%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$2,454	$3,650	$7,405	$11,436	$14,023	$21,932
Net expenses(f)	1.90%(g)	1.90%	1.90%	1.93%(h)	1.95%	1.99%(i)(j)
Gross expenses	2.02%(g)	2.00%	1.96%	1.98%	2.04%	2.02%(j)
Net investment loss	(0.73)%(g)	(0.55)%	(0.22)%	(0.56)%	(0.42)%	(0.50)%
Portfolio turnover rate	57%	94%	53%	71%	52%	52%

(a)	Per share net investment loss has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01 per share.
(c)	A contingent deferred sales charge for Class C shares is not reflected in total return calculations.
(d)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(e)	Periods less than one year are not annualized.
(f)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(g)	Computed on an annualized basis for periods less than one year.
(h)	Effective July 1, 2021, the expense limit decreased from 1.95% to 1.90%.
(i)	Effective July 1, 2019, the expense limit decreased from 2.15% to 1.95%.
(j)	Includes interest expense. Without this expense the ratio of net expenses would have been 1.98% and the ratio of gross expenses would have been 2.01%.
See accompanying notes to financial statements.
| 38

Financial Highlights (continued)
For a share outstanding throughout each period.

	Vaughan Nelson Mid Cap Fund—Class N
	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2019
Net asset value, beginning of the period	$23.12	$19.95	$23.05	$22.07	$22.66	$17.54
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.04	0.11	0.17	0.14	0.13	0.11
Net realized and unrealized gain (loss)	1.33	3.19	(2.57)	4.58	2.00	5.27
Total from Investment Operations	1.37	3.30	(2.40)	4.72	2.13	5.38
LESS DISTRIBUTIONS FROM:
Net investment income	(0.00)(b)	(0.13)	(0.19)	(0.12)	(0.10)	(0.09)
Net realized capital gains	—	—	(0.51)	(3.62)	(2.62)	(0.17)
Total Distributions	(0.00)	(0.13)	(0.70)	(3.74)	(2.72)	(0.26)
Net asset value, end of the period	$24.49	$23.12	$19.95	$23.05	$22.07	$22.66
Total return(c)	5.94%(d)	16.56%	(10.54)%	21.70%	10.83%	30.67%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$67,788	$63,894	$72,804	$91,416	$17,965	$18,262
Net expenses(e)	0.85%(f)	0.85%	0.85%	0.86%(g)	0.90%	0.92%(h)(i)
Gross expenses	0.92%(f)	0.90%	0.87%	0.89%	0.94%	0.93%(i)
Net investment income	0.35%(f)	0.55%	0.84%	0.55%	0.65%	0.51%
Portfolio turnover rate	57%	94%	53%	71%	52%	52%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01 per share.
(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	Periods less than one year are not annualized.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Computed on an annualized basis for periods less than one year.
(g)	Effective July 1, 2021, the expense limit decreased from 0.90% to 0.85%.
(h)	Effective July 1, 2019, the expense limit decreased from 1.10% to 0.90%.
(i)	Includes interest expense. Without this expense the ratio of net expenses would have been 0.91% and the ratio of gross expenses would have been 0.91%.
See accompanying notes to financial statements.
39 |

Financial Highlights (continued)
For a share outstanding throughout each period.

	Vaughan Nelson Mid Cap Fund—Class Y
	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2019
Net asset value, beginning of the period	$23.17	$19.99	$23.09	$22.10	$22.69	$17.57
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.04	0.10	0.16	0.11	0.12	0.10
Net realized and unrealized gain (loss)	1.33	3.20	(2.57)	4.60	2.00	5.26
Total from Investment Operations	1.37	3.30	(2.41)	4.71	2.12	5.36
LESS DISTRIBUTIONS FROM:
Net investment income	(0.00)(b)	(0.12)	(0.18)	(0.10)	(0.09)	(0.07)
Net realized capital gains	—	—	(0.51)	(3.62)	(2.62)	(0.17)
Total Distributions	(0.00)	(0.12)	(0.69)	(3.72)	(2.71)	(0.24)
Net asset value, end of the period	$24.54	$23.17	$19.99	$23.09	$22.10	$22.69
Total return(c)	5.93%(d)	16.52%	(10.58)%	21.65%	10.76%	30.52%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$138,423	$144,247	$148,505	$226,838	$227,501	$298,705
Net expenses(e)	0.90%(f)	0.90%	0.90%	0.93%(g)	0.95%	1.00%(h)(i)
Gross expenses	1.02%(f)	1.00%	0.96%	0.98%	1.04%	1.02%(i)
Net investment income	0.30%(f)	0.49%	0.78%	0.45%	0.60%	0.48%
Portfolio turnover rate	57%	94%	53%	71%	52%	52%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01 per share.
(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	Periods less than one year are not annualized.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Computed on an annualized basis for periods less than one year.
(g)	Effective July 1, 2021, the expense limit decreased from 0.95% to 0.90%.
(h)	Effective July 1, 2019, the expense limit decreased from 1.15% to 0.95%.
(i)	Includes interest expense. Without this expense the ratio of net expenses would have been 0.98% and the ratio of gross expenses would have been 1.01%.
See accompanying notes to financial statements.
| 40

Financial Highlights (continued)
For a share outstanding throughout each period.

	Vaughan Nelson Small Cap Value Fund—Class A
	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2019
Net asset value, beginning of the period	$18.88	$15.17	$17.87	$16.69	$15.45	$12.48
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(a)	0.08	0.09	(0.02)	0.00 (b)(c)	0.00 (b)	0.02
Net realized and unrealized gain (loss)	0.37	3.67	(1.78)	4.98	1.33	3.06
Total from Investment Operations	0.45	3.76	(1.80)	4.98	1.33	3.08
LESS DISTRIBUTIONS FROM:
Net investment income	—	(0.05)	—	(0.01)	(0.00)(b)	(0.03)
Net realized capital gains	—	—	(0.90)	(3.79)	(0.09)	(0.08)
Total Distributions	—	(0.05)	(0.90)	(3.80)	(0.09)	(0.11)
Net asset value, end of the period	$19.33	$18.88	$15.17	$17.87	$16.69	$15.45
Total return(d)(e)	2.38%(f)	24.82%	(10.19)%	30.24%(c)	8.91%	24.66%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$109,762	$111,268	$66,339	$81,493	$61,571	$67,525
Net expenses(g)	1.25%(h)	1.25%	1.25%	1.27%(i)	1.32%(j)	1.40%(k)
Gross expenses	1.32%(h)	1.37%	1.37%	1.43%	1.53%	1.47%
Net investment income (loss)	0.86%(h)	0.53%	(0.12)%	0.01%(c)	0.02%	0.12%
Portfolio turnover rate	28%	72%	63%	92%	105%	61%

(a)	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01 per share.
(c)
Includes a non-recurring dividend. Without this dividend, net investment loss per share would have been $(0.05), total return would have been 29.95% and the ratio of net investment loss to average net assets would have been (0.25)%.

(d)	A sales charge for Class A shares is not reflected in total return calculations.
(e)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(f)	Periods less than one year are not annualized.
(g)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(h)	Computed on an annualized basis for periods less than one year.
(i)	Effective July 1, 2021, the expense limit decreased from 1.30% to 1.25%.
(j)	Effective July 1, 2020, the expense limit decreased from 1.34% to 1.30%.
(k)	Effective July 1, 2019, the expense limit decreased from 1.45% to 1.34%.
See accompanying notes to financial statements.
41 |

Financial Highlights (continued)
For a share outstanding throughout each period.

	Vaughan Nelson Small Cap Value Fund—Class C
	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2019
Net asset value, beginning of the period	$6.51	$5.30	$6.94	$8.34	$7.84	$6.41
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(a)	0.00 (b)	(0.01)	(0.04)	(0.06)(c)	(0.05)	(0.05)
Net realized and unrealized gain (loss)	0.13	1.28	(0.70)	2.45	0.64	1.57
Total from Investment Operations	0.13	1.27	(0.74)	2.39	0.59	1.52
LESS DISTRIBUTIONS FROM:
Net investment income	—	(0.06)	—	—	(0.00)(b)	(0.01)
Net realized capital gains	—	—	(0.90)	(3.79)	(0.09)	(0.08)
Total Distributions	—	(0.06)	(0.90)	(3.79)	(0.09)	(0.09)
Net asset value, end of the period	$6.64	$6.51	$5.30	$6.94	$8.34	$7.84
Total return(d)(e)	2.00%(f)	23.93%	(11.01)%	29.45%(c)	8.08%	23.69%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$11,870	$7,988	$2,118	$966	$983	$1,450
Net expenses(g)	2.00%(h)	2.00%	2.00%	2.03%(i)	2.07%(j)	2.16%(k)
Gross expenses	2.07%(h)	2.12%	2.12%	2.19%	2.28%	2.23%
Net investment income (loss)	0.14%(h)	(0.14)%	(0.74)%	(0.67)%(c)	(0.71)%	(0.68)%
Portfolio turnover rate	28%	72%	63%	92%	105%	61%

(a)	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01 per share.
(c)
Includes a non-recurring dividend. Without this dividend, net investment loss per share would have been $(0.10), total return would have been 29.09% and the ratio of net investment loss to average net assets would have been (0.99)%.

(d)	A contingent deferred sales charge for Class C shares is not reflected in total return calculations.
(e)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(f)	Periods less than one year are not annualized.
(g)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(h)	Computed on an annualized basis for periods less than one year.
(i)	Effective July 1, 2021, the expense limit decreased from 2.05% to 2.00%.
(j)	Effective July 1, 2020, the expense limit decreased from 2.09% to 2.05%.
(k)	Effective July 1, 2019, the expense limit decreased from 2.20% to 2.09%.
See accompanying notes to financial statements.
| 42

Financial Highlights (continued)
For a share outstanding throughout each period.

	Vaughan Nelson Small Cap Value Fund—Class N
	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2019
Net asset value, beginning of the period	$20.14	$16.16	$18.96	$17.52	$16.20	$13.08
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.12	0.15	0.04	0.01 (b)	0.04	0.08
Net realized and unrealized gain (loss)	0.39	3.93	(1.91)	5.29	1.42	3.20
Total from Investment Operations	0.51	4.08	(1.87)	5.30	1.46	3.28
LESS DISTRIBUTIONS FROM:
Net investment income	—	(0.10)	(0.03)	(0.07)	(0.05)	(0.08)
Net realized capital gains	—	—	(0.90)	(3.79)	(0.09)	(0.08)
Total Distributions	—	(0.10)	(0.93)	(3.86)	(0.14)	(0.16)
Net asset value, end of the period	$20.65	$20.14	$16.16	$18.96	$17.52	$16.20
Total return(c)	2.53%(d)	25.24%	(9.95)%	30.64%(b)	9.27%	25.08%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$90,532	$2,506	$1,493	$1,383	$23	$21
Net expenses(e)	0.95%(f)	0.95%	0.95%	0.97%(g)	1.02%(h)	1.03%(i)
Gross expenses	0.96%(f)	1.08%	1.10%	1.19%	6.54%	11.80%
Net investment income	1.20%(f)	0.84%	0.22%	0.03%(b)	0.31%	0.52%
Portfolio turnover rate	28%	72%	63%	92%	105%	61%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)
Includes a non-recurring dividend. Without this dividend, net investment income per share would have been $0.01, total return would have been 30.37% and the ratio of net investment income to average net assets would have been 0.03%.

(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	Periods less than one year are not annualized.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Computed on an annualized basis for periods less than one year.
(g)	Effective July 1, 2021, the expense limit decreased from 1.00% to 0.95%.
(h)	Effective July 1, 2020, the expense limit decreased from 1.04% to 1.00%.
(i)	Effective July 1, 2019, the expense limit decreased from 1.15% to 1.04%.
See accompanying notes to financial statements.
43 |

Financial Highlights (continued)
For a share outstanding throughout each period.

	Vaughan Nelson Small Cap Value Fund—Class Y
	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2019
Net asset value, beginning of the period	$20.11	$16.15	$18.95	$17.51	$16.19	$13.08
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.12	0.16	0.04	0.06 (b)	0.04	0.05
Net realized and unrealized gain (loss)	0.38	3.89	(1.91)	5.23	1.41	3.21
Total from Investment Operations	0.50	4.05	(1.87)	5.29	1.45	3.26
LESS DISTRIBUTIONS FROM:
Net investment income	—	(0.09)	(0.03)	(0.06)	(0.04)	(0.07)
Net realized capital gains	—	—	(0.90)	(3.79)	(0.09)	(0.08)
Total Distributions	—	(0.09)	(0.93)	(3.85)	(0.13)	(0.15)
Net asset value, end of the period	$20.61	$20.11	$16.15	$18.95	$17.51	$16.19
Total return(c)	2.49%(d)	25.10%	(9.98)%	30.61%(b)	9.23%	24.88%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$866,131	$530,371	$120,585	$66,054	$49,315	$44,482
Net expenses(e)	1.00%(f)	1.00%	1.00%	1.02%(g)	1.07%(h)	1.15%(i)
Gross expenses	1.07%(f)	1.12%	1.12%	1.18%	1.28%	1.23%
Net investment income	1.16%(f)	0.91%	0.22%	0.28%(b)	0.26%	0.35%
Portfolio turnover rate	28%	72%	63%	92%	105%	61%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)
Includes a non-recurring dividend. Without this dividend, net investment income per share would have been $0.00, total return would have been 30.26% and the ratio of net investment income to average net assets would have been 0.01%.

(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	Periods less than one year are not annualized.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Computed on an annualized basis for periods less than one year.
(g)	Effective July 1, 2021, the expense limit decreased from 1.05% to 1.00%.
(h)	Effective July 1, 2020, the expense limit decreased from 1.09% to 1.05%.
(i)	Effective July 1, 2019, the expense limit decreased from 1.20% to 1.09%.
See accompanying notes to financial statements.
| 44

Notes to Financial Statements
June 30, 2024 (Unaudited)
1.Organization. Loomis Sayles Funds II, Natixis Funds Trust I and Natixis Funds Trust II (the “Trusts” and each a “Trust”) are each organized as a Massachusetts business trust. Each Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Each Declaration of Trust permits the Board of Trustees to authorize the issuance of an unlimited number of shares of the Trust in multiple series. The financial statements for certain funds of the Trusts are presented in separate reports. The following funds (individually, a “Fund” and collectively, the “Funds”) are included in this report:
Loomis Sayles Funds II:
Loomis Sayles International Growth Fund (“International Growth Fund”)
Natixis Funds Trust I:
Natixis Oakmark International Fund
Natixis U.S. Equity Opportunities Fund (“U.S. Equity Opportunities Fund”)
Vaughan Nelson Small Cap Value Fund (“Small Cap Value Fund”)
Natixis Funds Trust II:
Natixis Oakmark Fund
Vaughan Nelson Mid Cap Fund (“Mid Cap Fund”)
Each Fund is a diversified investment company, except for International Growth Fund, which is a non-diversified investment company.
Each Fund offers Class A, Class C, Class N and Class Y shares.
Class A shares are sold with a maximum front-end sales charge of 5.75%. Class C shares do not pay a front-end sales charge, pay higher Rule 12b-1 fees than Class A shares for eight years (at which point they automatically convert to Class A shares) (prior to May 1, 2021, Class C shares automatically converted to Class A shares after ten years) and may be subject to a contingent deferred sales charge (“CDSC”) of 1.00% if those shares are redeemed within one year of acquisition, except for reinvested distributions. Class N and Class Y shares do not pay a front-end sales charge, a CDSC or Rule 12b-1 fees. Class N shares are offered with an initial minimum investment of $1,000,000. Class Y shares are offered with an initial minimum investment of $100,000. Certain categories of investors are exempted from the minimum investment amounts for Class N and Class Y as outlined in the relevant Funds’ prospectus.
Most expenses can be directly attributed to a Fund. Expenses which cannot be directly attributed to a Fund are generally apportioned based on the relative net assets of each of the Funds in Natixis Funds Trust I, Natixis Funds Trust II, Natixis Funds Trust IV and Gateway Trust (“Natixis Funds Trusts”), Loomis Sayles Funds I and Loomis Sayles Funds II (“Loomis Sayles Funds Trusts”) and Natixis ETF Trust and Natixis ETF Trust II (“Natixis ETF Trusts”). Expenses of a Fund are borne pro rata by the holders of each class of shares, except that each class bears expenses unique to that class (such as the Rule 12b-1 fees applicable to Class A and Class C), and transfer agent fees are borne collectively for Class A, Class C and Class Y, and individually for Class N. In addition, each class votes as a class only with respect to its own Rule 12b-1 Plan. Shares of each class would receive their pro rata share of the net assets of the Fund if the Fund were liquidated. The Trustees approve separate distributions from net investment income on each class of shares.
2.Significant Accounting Policies. The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. The Funds' financial statements follow the accounting and reporting guidelines provided for investment companies and are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Management has evaluated the events and transactions subsequent to period-end through the date the financial statements were issued and has determined that there were no material events that would require disclosure in the Funds' financial statements.
a. Valuation. Registered investment companies are required to value portfolio investments using an unadjusted, readily available market quotation. Each Fund obtains readily available market quotations from independent pricing services. Fund investments for which readily available market quotations are not available are priced at fair value pursuant to the Funds’ Valuation Procedures. The Board of Trustees has approved a valuation designee who is subject to the Board’s oversight.
Unadjusted readily available market quotations that are utilized for exchange traded equity securities (including shares of closed-end investment companies and exchange-traded funds) include the last sale price quoted on the exchange where the security is traded most extensively. Shares of open-end investment companies are valued at net asset value (“NAV”) per share.
Exchange traded equity securities for which there is no reported sale during the day are fair valued at the closing bid quotation as reported by an independent pricing service. Unlisted equity securities (except unlisted preferred equity securities) are fair valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing
45 |

Notes to Financial Statements (continued)
June 30, 2024 (Unaudited)
bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be fair valued using evaluated bids furnished by an independent pricing service, if available.
Debt securities and unlisted preferred equity securities are fair valued based on evaluated bids furnished to the Funds by an independent pricing service or bid prices obtained from broker-dealers. Broker-dealer bid prices may be used to fair value debt and unlisted equities where an independent pricing service is unable to price an investment or where an independent pricing service does not provide a reliable price for the investment. Forward foreign currency contracts are fair valued utilizing interpolated rates determined based on information provided by an independent pricing service.
The Funds may also fair value investments in other circumstances such as when extraordinary events occur after the close of a foreign market, but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing a Fund’s investments, the valuation designee may, among other things, use modeling tools or other processes that may take into account factors such as issuer specific information, or other related market activity and/or information that occurred after the close of the foreign market but before the time the Fund’s NAV is calculated. Fair valuation by the Fund(s) valuation designee may require subjective determinations about the value of the investment, and fair values used to determine a Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. In addition, the use of fair value pricing may not always result in adjustments to the prices of investments held by a Fund.
b. Investment Transactions and Related Investment Income. Investment transactions are accounted for on a trade date plus one day basis for daily NAV calculation. However, for financial reporting purposes, investment transactions are reported on trade date. Dividend income (including income reinvested) and foreign withholding tax, if applicable, is recorded on the ex-dividend date, or in the case of certain foreign securities, as soon as a Fund is notified, and interest income is recorded on an accrual basis. Dividends reinvested and stock dividends are reflected as non-cash dividends on the Statements of Operations. Interest income is increased by the accretion of discount and decreased by the amortization of premium, if applicable. Distributions received from investments in securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments or as a realized gain, respectively. The calendar year-end amounts of ordinary income, capital gains and return of capital included in distributions received from the Funds’ investments in real estate investment trusts (“REITs”) are reported to the Funds after the end of the fiscal year; accordingly, the Funds estimate these amounts for accounting purposes until the characterization of REIT distributions is reported to the Funds after the end of the fiscal year. Estimates are based on the most recent REIT distribution information available. In determining net gain or loss on securities sold, the cost of securities has been determined on an identified cost basis. Investment income, non-class specific expenses and realized and unrealized gains and losses are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund.
c. Foreign Currency Translation. The books and records of the Funds are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars, if any, are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars on the respective dates of such transactions.
Net realized foreign exchange gains or losses arise from sales of foreign currency, changes in exchange rates between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded in the Funds’ books and records and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities, other than investment securities, as of the end of the fiscal period, resulting from changes in exchange rates. Net realized foreign exchange gains or losses and the net change in unrealized foreign exchange gains or losses are disclosed in the Statements of Operations. For federal income tax purposes, net realized foreign exchange gains or losses are characterized as ordinary income, and may, if the Funds have net losses, reduce the amount of income available to be distributed by the Funds.
The values of investment securities are presented at the foreign exchange rates prevailing at the end of the period for financial reporting purposes. Net realized and unrealized gains or losses on investments reported in the Statements of Operations reflect gains or losses resulting from changes in exchange rates and fluctuations which arise due to changes in market prices of investment securities. For federal income tax purposes, a portion of the net realized gain or loss on investments arising from changes in exchange rates, which is reflected in the Statements of Operations, may be characterized as ordinary income and may, if the Funds have net losses, reduce the amount of income available to be distributed by the Funds.
The Funds may use foreign currency exchange contracts to facilitate transactions in foreign-denominated investments. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.
| 46

Notes to Financial Statements (continued)
June 30, 2024 (Unaudited)
d. Forward Foreign Currency Contracts. A Fund may enter into forward foreign currency contracts, including forward foreign cross currency contracts, to acquire exposure to foreign currencies or to hedge the Funds’ investments against currency fluctuation. A contract can also be used to offset a previous contract. These contracts involve market risk in excess of the unrealized appreciation (depreciation) reflected in the Funds’ Statements of Assets and Liabilities. The U.S. dollar value of the currencies a Fund has committed to buy or sell represents the aggregate exposure to each currency a Fund has acquired or hedged through currency contracts outstanding at period end. Gains or losses are recorded for financial statement purposes as unrealized until settlement date. Contracts are traded over-the-counter directly with a counterparty. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Certain contracts may require the movement of cash and/or securities as collateral for the Funds’ or counterparty’s net obligations under the contracts. Forward foreign currency contracts outstanding at the end of the period, if any, are listed in each applicable Fund's Portfolio of Investments.
e. Federal and Foreign Income Taxes. The Trusts treat each Fund as a separate entity for federal income tax purposes. Each Fund intends to meet the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute to its shareholders substantially all of its net investment income and any net realized capital gains at least annually. Management has performed an analysis of each Fund’s tax positions for the open tax years as of June 30, 2024 and has concluded that no provisions for income tax are required. The Funds’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. Management is not aware of any events that are reasonably possible to occur in the next six months that would result in the amounts of any unrecognized tax benefits significantly increasing or decreasing for the Funds. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws and accounting regulations and interpretations thereof.
A Fund may be subject to foreign withholding taxes on investment income and taxes on capital gains on investments that are accrued and paid based upon the Fund’s understanding of the tax rules and regulations that exist in the countries in which the Fund invests. Foreign withholding taxes on dividend and interest income are reflected on the Statements of Operations as a reduction of investment income, net of amounts that have been or are expected to be reclaimed and paid. Dividends and interest receivable on the Statements of Assets and Liabilities are net of foreign withholding taxes. Foreign withholding taxes where reclaims have been or are expected to be filed and paid are reflected on the Statements of Assets and Liabilities as tax reclaims receivable. Capital gains taxes paid are included in net realized gain (loss) on investments in the Statements of Operations. Accrued but unpaid capital gains taxes are reflected as foreign taxes payable on the Statements of Assets and Liabilities, if applicable, and reduce unrealized gains on investments. In the event that realized gains on investments are subsequently offset by realized losses, taxes paid on realized gains may be returned to a Fund. Such amounts, if applicable, are reflected as foreign tax rebates receivable on the Statements of Assets and Liabilities and are recorded as a realized gain when received.
Certain Funds have filed tax reclaims for previously withheld taxes on dividends earned in certain European Union countries (“EU reclaims”) and may continue to make such filings when it is determined to be in the best interest of the Funds and their shareholders. These filings are subject to various administrative proceedings by the local jurisdictions’ tax authorities within the European Union, as well as a number of related judicial proceedings. EU reclaims are recognized by a Fund when deemed more likely than not to be collected, and are reflected as a reduction of foreign taxes withheld in the Statements of Operations. Any related receivable is reflected as tax reclaims receivable in the Statements of Assets and Liabilities. Under certain circumstances, EU reclaims may be subject to closing agreements with the Internal Revenue Service ("IRS"), which may materially reduce the reclaim amounts realized by the Funds. Fees and expenses associated with closing agreements will be reflected in the Statements of Operations when it is determined that a closing agreement with the IRS is required.
f. Dividends and Distributions to Shareholders.  Dividends and distributions are recorded on the ex-dividend date. The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States of America. Permanent differences are primarily due to differing treatments for book and tax purposes of items such as capital gains taxes, deferred Trustees’ fees, forward foreign currency contract mark-to-market, tax equalization, distribution re-designations, foreign currency gains and losses, corporate actions, passive foreign investment company adjustments, return of capital distributions received and capital gain distribution received. Permanent book and tax basis differences relating to shareholder distributions, net investment income and net realized gains will result in reclassifications to capital accounts reported on the Statements of Assets and Liabilities. Temporary differences between book and tax distributable earnings are primarily due to capital gains taxes, wash sales, forward foreign currency contract mark-to-market, return of capital distributions received, corporate actions, deferred Trustees’ fees, deferral of EU reclaims, capital gain distribution received and passive foreign investment company adjustments. Amounts of income and capital gain available to be distributed on a tax basis are
47 |

Notes to Financial Statements (continued)
June 30, 2024 (Unaudited)
determined annually, and at other times during the Funds’ fiscal year as may be necessary to avoid knowingly declaring and paying a return of capital distribution. Distributions from net investment income and short-term capital gains are considered to be distributed from ordinary income for tax purposes.
The tax characterization of distributions is determined on an annual basis. The tax character of distributions paid to shareholders during the year ended December 31, 2023 was as follows:
	2023 Distributions
Fund	Ordinary Income	Long-Term Capital Gains	Total
International Growth Fund	$185,268	$ —	$185,268
Natixis Oakmark Fund	3,814,121	18,473,243	22,287,364
Natixis Oakmark International Fund	6,846,278	—	6,846,278
U.S. Equity Opportunities Fund	26,791,709	44,583,934	71,375,643
Mid Cap Fund	1,259,368	—	1,259,368
Small Cap Value Fund	2,773,579	—	2,773,579
Distributions paid to shareholders from net investment income and net realized capital gains, based on accounting principles generally accepted in the United States of America, are consolidated and reported on the Statements of Changes in Net Assets as Distributions to Shareholders. Distributions paid to shareholders from net investment income and net realized capital gains expressed in per-share amounts, based on accounting principles generally accepted in the United States of America, are separately stated and reported within the Financial Highlights.
As of December 31, 2023, capital loss carryforwards were as follows:
	International Growth Fund	Natixis Oakmark Fund	Natixis Oakmark International Fund	U.S. Equity Opportunities Fund
Capital loss carryforward:
Short-term:
No expiration date	$(113,821)	$ —	$(9,746,895)	$ —
Long-term:
No expiration date	—	—	(125,804,223)	—
Total capital loss carryforward	$(113,821)	$ —	$(135,551,118)	$ —
Late-year ordinary and post-October capital loss deferrals*	$ —	$ —	$ —	$(17,046,776)

	Mid Cap Fund	Small Cap Value Fund
Capital loss carryforward:
Short-term:
No expiration date	$(4,503,728)	$(5,119,417)
Long-term:
No expiration date	—	(3,896,979)
Total capital loss carryforward	$(4,503,728)	$(9,016,396)

*
Under current tax law, net operating losses, capital losses, foreign currency losses, and losses on passive foreign investment companies and contingent payment debt instruments after October 31 or December 31, as applicable, may be deferred and treated as occurring on the first day of the following taxable year. U.S. Equity
Opportunities Fund is deferring capital losses.

| 48

Notes to Financial Statements (continued)
June 30, 2024 (Unaudited)
As of June 30, 2024, the tax cost of investments (including derivatives, if applicable) and unrealized appreciation (depreciation) on a federal tax basis were as follows:
	International Growth Fund	Natixis Oakmark Fund	Natixis Oakmark International Fund	U.S. Equity Opportunities Fund	Mid Cap Fund	Small Cap Value Fund
Federal tax cost	$36,685,443	$763,207,327	$355,187,469	$702,847,109	$200,528,099	$977,585,385
Gross tax appreciation	$7,376,659	$103,056,252	$51,158,632	$384,347,395	$45,784,933	$130,239,007
Gross tax depreciation	(6,408,720)	(20,574,065)	(54,071,771)	(37,343,981)	(2,485,478)	(21,803,329)
Net tax appreciation (depreciation)	$967,939	$82,482,187	$(2,913,139)	$347,003,414	$43,299,455	$108,435,678
Amounts in the table above exclude certain adjustments that will be made at the end of the Fund’s fiscal year for tax purposes. Adjustments may include, but are not limited to, wash sales and derivatives mark-to-market.
g. Repurchase Agreements. Each Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which each Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is each Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities. As of June 30, 2024, each Fund, as applicable, had investments in repurchase agreements for which the value of the related collateral exceeded the value of the repurchase agreement. The gross value of repurchase agreements is included in the Statements of Assets and Liabilities for financial reporting purposes.
h. Indemnifications. Under the Trusts’ organizational documents, their officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.
3.Fair Value Measurements In accordance with accounting standards related to fair value measurements and disclosures, the Funds have categorized the inputs utilized in determining the value of each Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:
• Level 1 — quoted prices in active markets for identical assets or liabilities;
• Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and
• Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect each Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The Funds' pricing policies have been approved by the Board of Trustees. Investments for which market quotations are readily available are categorized in Level 1. Other investments for which an independent pricing service is utilized are categorized in Level 2. Broker-dealer bid prices for which the Funds have knowledge of the inputs used by the broker-dealer are categorized in Level 2. All other investments, including broker-dealer bid prices for which the Funds do not have knowledge of the inputs used by the broker-dealer, as well as investments fair valued by the valuation designee, are categorized in Level 3. All Level 2 and 3 securities are defined as being fair valued.
49 |

Notes to Financial Statements (continued)
June 30, 2024 (Unaudited)
Under certain conditions and based upon specific facts and circumstances, the Fund’s valuation designee may determine that a fair valuation should be made for portfolio investment(s). These valuation designee fair valuations will be based upon a significant amount of Level 3 inputs.
The following is a summary of the inputs used to value the Funds' investments as of June 30, 2024, at value:
International Growth Fund
Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$ —	$2,021,754	$ —	$2,021,754
Belgium	—	671,763	—	671,763
China	5,199,908	2,671,775	—	7,871,683
Denmark	—	3,389,678	—	3,389,678
France	—	1,584,300	—	1,584,300
Germany	—	1,603,389	—	1,603,389
Japan	—	1,193,155	—	1,193,155
Macau	—	237,350	—	237,350
Netherlands	—	2,101,347	—	2,101,347
Switzerland	506,506	1,175,659	—	1,682,165
United Kingdom	—	1,793,673	—	1,793,673
United States	5,342,549	3,217,168	—	8,559,717
All Other Common Stocks(a)	4,544,509	—	—	4,544,509
Total Common Stocks	15,593,472	21,661,011	—	37,254,483
Short-Term Investments	—	398,899	—	398,899
Total Investments	$15,593,472	$22,059,910	$—	$37,653,382

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Natixis Oakmark Fund
Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$805,836,461	$ —	$ —	$805,836,461
Short-Term Investments	—	39,853,053	—	39,853,053
Total Investments	$805,836,461	$39,853,053	$—	$845,689,514

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
| 50

Notes to Financial Statements (continued)
June 30, 2024 (Unaudited)

Natixis Oakmark International Fund
Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$ —	$2,559,160	$ —	$2,559,160
Belgium	—	4,069,709	—	4,069,709
China	—	6,357,656	—	6,357,656
Denmark	—	6,155,272	—	6,155,272
France	—	56,960,272	—	56,960,272
Germany	—	89,614,674	—	89,614,674
India	—	2,609,279	—	2,609,279
Indonesia	—	1,906,446	—	1,906,446
Ireland	5,545,572	2,355,019	—	7,900,591
Italy	—	7,228,926	—	7,228,926
Japan	—	8,294,454	—	8,294,454
Korea	—	5,960,365	—	5,960,365
Netherlands	—	22,042,117	—	22,042,117
Spain	—	4,098,736	—	4,098,736
Sweden	—	10,564,471	—	10,564,471
Switzerland	—	28,140,564	—	28,140,564
United Kingdom	3,184,339	54,190,046	—	57,374,385
All Other Common Stocks(a)	17,067,689	—	—	17,067,689
Total Common Stocks	25,797,600	313,107,166	—	338,904,766
Preferred Stocks(a)	—	5,647,760	—	5,647,760
Short-Term Investments	—	7,721,804	—	7,721,804
Total Investments	$25,797,600	$326,476,730	$—	$352,274,330

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

U.S. Equity Opportunities Fund
Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$1,014,934,554	$ —	$ —	$1,014,934,554
Short-Term Investments	—	34,915,969	—	34,915,969
Total Investments	$1,014,934,554	$34,915,969	$—	$1,049,850,523

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Mid Cap Fund
Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$239,946,323	$ —	$ —	$239,946,323
Short-Term Investments	—	3,881,231	—	3,881,231
Total Investments	$239,946,323	$3,881,231	$—	$243,827,554

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
51 |

Notes to Financial Statements (continued)
June 30, 2024 (Unaudited)

Small Cap Value Fund
Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$1,030,897,304	$ —	$ —	$1,030,897,304
Short-Term Investments	—	55,123,759	—	55,123,759
Total Investments	$1,030,897,304	$55,123,759	$—	$1,086,021,063

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
4.Purchases and Sales of Securities. For the six months ended June 30, 2024, purchases and sales of securities (excluding short-term investments) were as follows:
Fund	Purchases	Sales
International Growth Fund	$6,009,739	$111,700
Natixis Oakmark Fund	316,161,393	153,666,484
Natixis Oakmark International Fund	67,416,172	73,474,033
U.S. Equity Opportunities Fund	182,620,848	214,136,032
Mid Cap Fund	139,961,758	161,604,389
Small Cap Value Fund	627,580,686	240,333,975
5.Management Fees and Other Transactions with Affiliates.
a. Management Fees. Loomis, Sayles & Company, L.P. (“Loomis Sayles”) serves as investment adviser to International Growth Fund. Loomis Sayles is a limited partnership whose sole general partner, Loomis, Sayles & Company, Inc., is indirectly owned by Natixis Investment Managers, LLC, which is part of Natixis Investment Managers, an international asset management group based in Paris, France.

Under the terms of the management agreement, International Growth Fund pays a management fee at the annual rate of 0.75%, calculated daily and payable monthly, based on the Fund’s average daily net assets.

Natixis Advisors, LLC (“Natixis Advisors”) serves as investment adviser to Natixis Oakmark Fund, Natixis Oakmark International Fund, U.S. Equity Opportunities Fund, Mid Cap Fund and Small Cap Value Fund. Under the terms of the management agreements, each Fund pays a management fee at the following annual rates, calculated daily and payable monthly, based on each Fund’s average daily net assets:
Percentage of Average Daily Net Assets
Fund	First $150 million	Next $50 million	Next $300 million	Next $500 million	Next $500 million	Over $1.5 billion
Natixis Oakmark Fund	0.70%	0.70%	0.65%	0.60%	0.60%	0.60%
Natixis Oakmark International Fund	0.85%	0.75%	0.75%	0.75%	0.70%	0.70%
U.S. Equity Opportunities Fund	0.67%	0.67%	0.67%	0.67%	0.67%	0.67%
Mid Cap Fund	0.75%	0.75%	0.75%	0.75%	0.75%	0.70%
Small Cap Value Fund	0.85%	0.85%	0.85%	0.85%	0.85%	0.85%
Natixis Advisors has entered into subadvisory agreements for each Fund as listed below.

Natixis Oakmark Fund	Harris Associates L.P. (“Harris”)
Natixis Oakmark International Fund	Harris
U.S. Equity Opportunities Fund	Harris Loomis Sayles
Mid Cap Fund	Vaughan Nelson Investment Management, L.P. (“Vaughan Nelson”)
Small Cap Value Fund	Vaughan Nelson
Natixis Advisors, Harris and Vaughan Nelson are subsidiaries of Natixis Investment Managers, LLC.
| 52

Notes to Financial Statements (continued)
June 30, 2024 (Unaudited)
Under the terms of the subadvisory agreements, each Fund has agreed to pay its respective subadviser a subadvisory fee at the following annual rates, calculated daily and payable monthly, based on each Fund’s average daily net assets:
Percentage of Average Daily Net Assets
Fund	Subadviser	First $150 million	Next $50 million	Next $800 million	Next $500 million	Over $1.5 billion
Natixis Oakmark Fund	Harris	0.52%	0.52%	0.50%	0.50%	0.50%
Natixis Oakmark International Fund	Harris	0.60%	0.50%	0.50%	0.45%	0.45%
U.S. Equity Opportunities Fund
Large Cap Value Segment	Harris	0.51%	0.51%	0.51%	0.51%	0.51%
All Cap Growth Segment	Loomis Sayles	0.35%	0.35%	0.35%	0.35%	0.35%
Mid Cap Fund	Vaughan Nelson	0.47%	0.47%	0.47%	0.47%	0.44%
Small Cap Value Fund	Vaughan Nelson	0.52%	0.52%	0.52%	0.52%	0.52%
Loomis Sayles and Natixis Advisors have given binding undertakings to the Funds to waive management fees and/or reimburse certain expenses to limit the Funds’ operating expenses, exclusive of acquired fund fees and expenses, brokerage expenses, interest expense, substitute dividend expenses on securities sold short, taxes, organizational and extraordinary expenses such as litigation and indemnification expenses. These undertakings are in effect until April 30, 2025, may be terminated before then only with the consent of the Funds’ Board of Trustees, and are reevaluated on an annual basis. Management fees payable, as reflected on the Statements of Assets and Liabilities, is net of waivers and/or expense reimbursements, if any, pursuant to these undertakings. Waivers/reimbursements that exceed management fees payable are reflected on the Statements of Assets and Liabilities as receivable from investment adviser.
For the six months ended June 30, 2024, the expense limits as a percentage of average daily net assets under the expense limitation agreements were as follows:
Expense Limit as a Percentage of Average Daily Net Assets
Fund	Class A	Class C	Class N	Class Y
International Growth Fund	1.20%	1.95%	0.90%	0.95%
Natixis Oakmark Fund	1.05%	1.80%	0.75%	0.80%
Natixis Oakmark International Fund	1.15%	1.90%	0.85%	0.90%
U.S. Equity Opportunities Fund	1.12%	1.87%	0.82%	0.87%
Mid Cap Fund	1.15%	1.90%	0.85%	0.90%
Small Cap Value Fund	1.25%	2.00%	0.95%	1.00%
Effective July 1, 2024, the expense limits as a percentage of average daily net assets under the expense limitation agreements for Natixis Oakmark Fund and U.S. Equity Opportunities Fund are as follows:
Expense Limit as a Percentage of Average Daily Net Assets
Fund	Class A	Class C	Class N	Class Y
Natixis Oakmark Fund	1.03%	1.78%	0.73%	0.78%
U.S. Equity Opportunities Fund	1.08%	1.83%	0.78%	0.83%
This new undertaking is in effect until April 30, 2026, may be terminated before then only with the consent of the Funds’ Board of Trustees, and will be reevaluated on an annual basis.
Loomis Sayles and Natixis Advisors shall be permitted to recover expenses borne under the expense limitation agreements (whether through waiver of management fee or otherwise) on a class by class basis in later periods to the extent the annual operating expenses of a class fall below both (1) a class’ expense limitation ratio in place at the time such amounts were waived/reimbursed and (2) a class’ current applicable expense limitation ratio, provided, however, that a class is not obligated to pay such waived/reimbursed fees or expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.
53 |

Notes to Financial Statements (continued)
June 30, 2024 (Unaudited)
For the six months ended June 30, 2024, the management fees and waiver of management fees for each Fund were as follows:
	Gross Management Fees	Contractual Waivers of Management Fees[1]	Net Management Fees	Percentage of Average Daily Net Assets
Fund				Gross	Net
International Growth Fund	$131,992	$86,956	$45,036	0.75%	0.26%
Natixis Oakmark Fund	2,517,271	184,746	2,332,525	0.64%	0.60%
Natixis Oakmark International Fund	1,453,145	418,387	1,034,758	0.79%	0.56%
U.S. Equity Opportunities Fund	3,384,357	—	3,384,357	0.67%	0.67%
Mid Cap Fund	921,352	124,232	797,120	0.75%	0.65%
Small Cap Value Fund	3,785,765	284,889	3,500,876	0.85%	0.79%

[1]	Management fee waivers are subject to possible recovery until December 31, 2025.
No expenses were recovered for any of the Funds during the six months ended June 30, 2024 under the terms of the expense limitation agreements.
b. Service and Distribution Fees. Natixis Distribution, LLC (“Natixis Distribution"), which is a wholly-owned subsidiary of Natixis Investment Managers, LLC, has entered into a distribution agreement with the Trusts. Pursuant to this agreement, Natixis Distribution serves as principal underwriter of the Funds of the Trusts.
Pursuant to Rule 12b-1 under the 1940 Act, the Trusts have adopted a Service Plan relating to each Fund’s Class A shares (the “Class A Plans”), a Distribution and Service Plan relating to each Fund’s Class C shares (the “Class C Plans”).
Under the Class A Plans, each Fund pays Natixis Distribution a monthly service fee at an annual rate not to exceed 0.25% of the average daily net assets attributable to the Funds’ Class A shares, as reimbursement for expenses incurred by Natixis Distribution in providing personal services to investors in Class A shares and/or the maintenance of shareholder accounts.
Under the Class C Plans, each Fund pays Natixis Distribution a monthly service fee at an annual rate not to exceed 0.25% of the average daily net assets attributable to the Funds’ Class C shares, as compensation for services provided by Natixis Distribution in providing personal services to investors in Class C shares and/or the maintenance of shareholder accounts.
Also under the Class C Plans, each Fund pays Natixis Distribution a monthly distribution fee at an annual rate of 0.75% of the average daily net assets attributable to the Funds’ Class C shares, as compensation for services provided by Natixis Distribution in connection with the marketing or sale of Class C shares.
For the six months ended June 30, 2024, the service and distribution fees for each Fund were as follows:
	Service Fees		Distribution Fees
Fund	Class A	Class C	Class C
International Growth Fund	$192	$2	$4
Natixis Oakmark Fund	336,570	71,027	213,079
Natixis Oakmark International Fund	171,330	30,669	92,008
U.S. Equity Opportunities Fund	789,470	39,001	117,003
Mid Cap Fund	50,328	3,805	11,415
Small Cap Value Fund	137,586	12,951	38,853
c. Administrative Fees. Natixis Advisors provides certain administrative services for the Funds and contracts with State Street Bank and Trust Company (“State Street Bank”) to serve as sub-administrator. Pursuant to an agreement among Natixis Funds Trusts, Loomis Sayles Funds Trusts, Natixis ETF Trusts and Natixis Advisors, each Fund pays Natixis Advisors monthly its pro rata portion of fees equal to an annual rate of 0.0540% of the first $15 billion of the average daily net assets of the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts, 0.0500% of the next $15 billion, 0.0400% of the next $30 billion, 0.0275% of the next $30 billion and 0.0225% of such assets in excess of $90 billion, subject to an annual aggregate minimum fee for the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts of $10 million, which is reevaluated on an annual basis.
| 54

Notes to Financial Statements (continued)
June 30, 2024 (Unaudited)
For the six months ended June 30, 2024, the administrative fees for each Fund were as follows:
Fund	Administrative Fees
International Growth Fund	$7,928
Natixis Oakmark Fund	175,893
Natixis Oakmark International Fund	82,858
U.S. Equity Opportunities Fund	227,633
Mid Cap Fund	55,375
Small Cap Value Fund	200,445
d. Sub-Transfer Agent Fees. Natixis Distribution has entered into agreements, which include servicing agreements, with financial intermediaries that provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries that hold positions in the Funds and has agreed to compensate the intermediaries for providing those services. Intermediaries transact with the Funds primarily through the use of omnibus accounts on behalf of their customers who hold positions in the Funds. These services would have been provided by the Funds’ transfer agent and other service providers if the shareholders’ accounts were maintained directly at the Funds’ transfer agent. Accordingly, the Funds have agreed to reimburse Natixis Distribution for all or a portion of the servicing fees paid to these intermediaries. The reimbursement amounts (sub-transfer agent fees) paid to Natixis Distribution are subject to a current per-account equivalent fee limit approved by the Funds’ Board of Trustees, which is based on fees for similar services paid to the Funds’ transfer agent and other service providers. Class N shares do not bear such expenses.
For the six months ended June 30, 2024, the sub-transfer agent fees (which are reflected in transfer agent fees and expenses in the Statements of Operations) for each Fund were as follows:
Fund	Sub-Transfer Agent Fees
International Growth Fund	$2,951
Natixis Oakmark Fund	251,766
Natixis Oakmark International Fund	311,251
U.S. Equity Opportunities Fund	197,888
Mid Cap Fund	86,386
Small Cap Value Fund	429,648
As of June 30, 2024, the Funds owe Natixis Distribution the following reimbursements for sub-transfer agent fees (which are reflected in the Statements of Assets and Liabilities as payable to distributor):
Fund	Reimbursements of Sub-Transfer Agent Fees
International Growth Fund	$85
Natixis Oakmark Fund	5,760
Natixis Oakmark International Fund	6,146
U.S. Equity Opportunities Fund	5,232
Mid Cap Fund	2,067
Small Cap Value Fund	10,119
Sub-transfer agent fees attributable to Class A, Class C and Class Y are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of those classes.
e. Commissions. Commissions (including CDSCs) on Fund shares retained by Natixis Distribution during the six months ended June 30, 2024 were as follows:
Fund	Commissions
Natixis Oakmark Fund	$36,769
Natixis Oakmark International Fund	3,467
U.S. Equity Opportunities Fund	7,658
Mid Cap Fund	956
Small Cap Value Fund	7,721
55 |

Notes to Financial Statements (continued)
June 30, 2024 (Unaudited)
f. Trustees Fees and Expenses. The Trusts do not pay any compensation directly to their officers or Trustees who are directors, officers or employees of Natixis Advisors, Natixis Distribution, Natixis Investment Managers, LLC or their affiliates. The Chairperson of the Board of Trustees receives a retainer fee at the annual rate of $400,000. The Chairperson does not receive any meeting attendance fees for Board of Trustees meetings or committee meetings that he attends. Each Independent Trustee (other than the Chairperson) receives, in the aggregate, a retainer fee at the annual rate of $225,000. Each Independent Trustee also receives a meeting attendance fee of $10,000 for each meeting of the Board of Trustees that he or she attends in person and $5,000 for each meeting of the Board of Trustees that he or she attends telephonically. In addition, the Chairperson of the Contract Review Committee and the Chairperson of the Audit Committee each receive an additional retainer fee at the annual rate of $25,000. The Chairperson of the Governance Committee receives an additional retainer fee at the annual rate of $20,000. Each Contract Review Committee member is compensated $6,000 for each Committee meeting that he or she attends in person and $3,000 for each meeting that he or she attends telephonically. Each Audit Committee member is compensated $6,000 for each Committee meeting that he or she attends in person and $3,000 for each meeting that he or she attends telephonically. Each Governance Committee member is compensated $2,500 for each Committee meeting that he or she attends. These fees are allocated among the funds in the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts based on a formula that takes into account, among other factors, the relative net assets of each fund. Trustees are reimbursed for travel expenses in connection with attendance at meetings.
A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts, on the normal payment dates, in certain funds of the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts as designated by the participating Trustees. Changes in the value of participants’ deferral accounts are allocated pro rata among the funds in the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts and are normally reflected as Trustees’ fees and expenses in the Statements of Operations. Deferred amounts remain in the funds until distributed in accordance with the provisions of the Plan. The portions of the accrued obligations allocated to the Funds under the Plan are reflected as Deferred Trustees’ fees in the Statements of Assets and Liabilities.
Certain officers and employees of Natixis Advisors, Loomis Sayles and affiliates are also officers and/or Trustees of the Trusts.
g. Affiliated Ownership. As of June 30, 2024, Natixis and affiliates held shares of International Growth Fund representing 98.07% of the Fund's net assets.
Investment activities of affiliated shareholders could have material impacts on the Fund.
h. Reimbursement of Transfer Agent Fees and Expenses.  Natixis Advisors has given a binding contractual undertaking to the Funds to reimburse any and all transfer agency expenses for the Funds’ Class N shares. This undertaking is in effect through April 30, 2025 and is not subject to recovery under the expense limitation agreement described above.
For the six months ended June 30, 2024, Natixis Advisors reimbursed the Funds for transfer agency expenses as follows:
Reimbursement of Transfer Agency Expenses
Fund	Class N
International Growth Fund	$912
Natixis Oakmark Fund	578
Natixis Oakmark International Fund	573
U.S. Equity Opportunities Fund	576
Mid Cap Fund	1,369
Small Cap Value Fund	844
6.Class-Specific Transfer Agent Fees and Expenses. Transfer agent fees and expenses attributable to Class A, Class C and Class Y are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of those classes. Transfer agent fees and expenses attributable to Class N are allocated to Class N.
| 56

Notes to Financial Statements (continued)
June 30, 2024 (Unaudited)
For the six months ended June 30, 2024, the Funds incurred the following class-specific transfer agent fees and expenses (net of expense offsets and including sub-transfer agent fees, where applicable):
	Transfer Agent Fees and Expenses
Fund	Class A	Class C	Class N	Class Y
International Growth Fund	$81	$1	$912	$4,606
Natixis Oakmark Fund	100,036	21,109	578	170,399
Natixis Oakmark International Fund	119,784	21,461	573	179,683
U.S. Equity Opportunities Fund	178,972	8,837	576	98,106
Mid Cap Fund	20,225	1,528	1,369	69,877
Small Cap Value Fund	58,877	5,605	844	395,551
7.Expense Offset Arrangements. The Funds have entered into an agreement with the transfer agent whereby certain transfer agent fees and expenses may be paid indirectly by credits earned on the Funds' cash balances. Transfer agent fees and expenses are presented in the Statements of Operations gross of such credits, and the credits are presented as offsets to expenses.
8.Line of Credit. Each Fund, together with certain other funds of Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts, entered into a syndicated, revolving, committed, unsecured line of credit with State Street Bank as administrative agent. The aggregate revolving commitment amount is $575,000,000. Any one Fund may borrow up to $402,500,000 under the line of credit agreement (as long as all borrowings by all Funds in the aggregate do not exceed the $575,000,000 limit at any time), subject to each Fund’s investment restrictions and its contractual obligations under the line of credit. Interest is charged to the Funds based upon the terms set forth in the agreement. In addition, a commitment fee of 0.15% per annum, payable at the end of each calendar quarter, is accrued and apportioned among the participating funds based on their average daily unused portion of the line of credit.
For the six months ended June 30, 2024, none of the Funds had borrowings under this agreement.
9.Risk. The Funds’ investments in foreign securities may be subject to greater political, economic, environmental, credit/counterparty and information risks. The Fund's investments in foreign securities also are subject to foreign currency fluctuations and other foreign currency-related risks. Foreign securities may be subject to higher volatility than U.S. securities, varying degrees of regulation and limited liquidity.
International Growth Fund may invest to a significant extent in variable interest entity (“VIE”) structures. VIE structures can vary, but generally consist of a U.S.-listed company with contractual arrangements, through one or more wholly-owned special purpose vehicles, with a Chinese company that ultimately provides the U.S.-listed company with contractual rights to obtain economic benefits from the Chinese company. The VIE structure enables foreign investors, such as the Fund, to obtain investment exposure similar to that of an equity owner in a Chinese company in situations in which the Chinese government has restricted or prohibited the ownership of such company by foreign investors. The Fund’s exposure to VIE structures may pose additional risks because the VIE structure is not formally recognized under Chinese law. The Chinese government may cease to tolerate VIE structures at any time or impose new restrictions. In addition, Chinese companies using the VIE structure, and listed on stock exchanges in the U.S., could also face delisting or other ramifications for failure to meet the expectations and/or requirements of the U.S. Securities and Exchange Commission, the Public Company Accounting Oversight Board, or other U.S. regulators. Any of these risks could reduce the liquidity and value of these investments or render them valueless.
International Growth Fund is non-diversified, which means that it is not limited under the 1940 Act to a percentage of assets that it may invest in any one issuer. Because the Fund may invest in the securities of a limited number of issuers, an investment in the Fund may involve a higher degree of risk than would be present in a diversified portfolio.
Geopolitical events (such as trading halts, sanctions or wars) could increase volatility and uncertainty in the financial markets and adversely affect regional and global economies. These, and other related events, could significantly impact a Fund's performance and the value of an investment in the Fund, even if the Fund does not have direct exposure to issuers in the country or countries involved.
10.Concentration of Ownership. From time to time, a Fund may have a concentration of one or more accounts constituting a significant percentage of shares outstanding. Investment activities by holders of such accounts could have material impacts on the Funds. As of June 30, 2024, based on management’s evaluation of the shareholder account base, the Funds had accounts representing controlling ownership of more than 5% of the Funds’ total outstanding shares. The number of such accounts, based on accounts that
57 |

Notes to Financial Statements (continued)
June 30, 2024 (Unaudited)
represent more than 5% of an individual class of shares, and the aggregate percentage of net assets represented by such holdings were as follows:
Fund	Number of 5% Account Holders	Percentage of Ownership
Natixis Oakmark Fund	1	5.86%
Natixis Oakmark International Fund	1	28.55%
U.S. Equity Opportunities Fund	1	6.73%
Mid Cap Fund	3	31.99%
Small Cap Value Fund	1	7.18%
Omnibus shareholder accounts for which Natixis Advisors understands that the intermediary has discretion over the underlying shareholder accounts or investment models where a shareholder account may be invested for a non-discretionary customer are included in the table above. For other omnibus accounts, the Funds do not have information on the individual shareholder accounts underlying the omnibus accounts; therefore, there could be other 5% shareholders in addition to those disclosed in the table above.
11.Capital Shares. Each Fund may issue an unlimited number of shares of beneficial interest, without par value. Transactions in capital shares were as follows:

	Six Months Ended June 30, 2024		Year Ended December 31, 2023
International Growth Fund	Shares	Amount	Shares	Amount
Class A
Issued from the sale of shares	78	$750	2,503	$21,700
Issued in connection with the reinvestment of distributions	3	32	54	506
Redeemed	(511)	(5,028)	(2,485)	(22,346)
Net change	(430)	$(4,246)	72	$(140)
Class N
Issued from the sale of shares	101	$1,000	—	$ —
Issued in connection with the reinvestment of distributions	67	648	1,970	18,612
Redeemed	(101)	(1,005)	—	—
Net change	67	$643	1,970	$18,612
Class Y
Issued from the sale of shares	551,935	$5,534,692	119,836	$1,017,450
Issued in connection with the reinvestment of distributions	223	2,145	2,930	27,691
Redeemed	(3,364)	(33,475)	(246)	(2,169)
Net change	548,794	$5,503,362	122,520	$1,042,972
Increase from capital share transactions	548,431	$5,499,759	124,562	$1,061,444
| 58

Notes to Financial Statements (continued)
June 30, 2024 (Unaudited)
11.Capital Shares (continued).

	Six Months Ended June 30, 2024		Year Ended December 31, 2023
Natixis Oakmark Fund	Shares	Amount	Shares	Amount
Class A
Issued from the sale of shares	591,813	$16,700,765	1,386,710	$35,188,050
Issued in connection with the reinvestment of distributions	50,065	1,455,442	293,448	8,029,053
Redeemed	(560,944)	(15,861,369)	(1,187,356)	(29,357,878)
Net change	80,934	$2,294,838	492,802	$13,859,225
Class C
Issued from the sale of shares	348,267	$7,573,908	528,152	$10,385,091
Issued in connection with the reinvestment of distributions	18,415	409,553	93,146	1,956,916
Redeemed	(423,328)	(9,176,394)	(1,055,818)	(19,902,093)
Net change	(56,646)	$(1,192,933)	(434,520)	$(7,560,086)
Class N
Issued from the sale of shares	4,790	$150,379	288	$7,742
Issued in connection with the reinvestment of distributions	118	3,728	750	22,322
Redeemed	(1)	(38)	(1,348)	(36,140)
Net change	4,907	$154,069	(310)	$(6,076)
Class Y
Issued from the sale of shares	7,949,712	$241,069,027	9,451,057	$262,547,873
Issued in connection with the reinvestment of distributions	79,456	2,506,833	365,614	10,843,953
Redeemed	(2,565,866)	(79,064,610)	(3,282,300)	(89,337,801)
Net change	5,463,302	$164,511,250	6,534,371	$184,054,025
Increase from capital share transactions	5,492,497	$165,767,224	6,592,343	$190,347,088
59 |

Notes to Financial Statements (continued)
June 30, 2024 (Unaudited)
11.Capital Shares (continued).

	Six Months Ended June 30, 2024		Year Ended December 31, 2023
Natixis Oakmark International Fund	Shares	Amount	Shares	Amount
Class A
Issued from the sale of shares	433,481	$6,209,006	1,688,085	$24,175,449
Issued in connection with the reinvestment of distributions	6,933	100,462	108,110	1,581,529
Redeemed	(1,029,620)	(14,753,063)	(1,648,201)	(23,381,209)
Net change	(589,206)	$(8,443,595)	147,994	$2,375,769
Class C
Issued from the sale of shares	23,601	$332,113	71,240	$1,010,015
Issued in connection with the reinvestment of distributions	1,829	26,057	13,933	200,718
Redeemed	(423,169)	(5,959,762)	(1,287,224)	(17,896,948)
Net change	(397,739)	$(5,601,592)	(1,202,051)	$(16,686,215)
Class N
Issued from the sale of shares	9,068	$127,761	11,185	$143,685
Issued in connection with the reinvestment of distributions	23	328	470	6,845
Redeemed	(3,857)	(53,970)	(5,566)	(78,203)
Net change	5,234	$74,119	6,089	$72,327
Class Y
Issued from the sale of shares	2,197,839	$31,391,209	3,217,650	$45,697,023
Issued in connection with the reinvestment of distributions	14,846	214,225	275,316	4,005,582
Redeemed	(2,280,745)	(32,439,253)	(4,671,698)	(65,499,977)
Net change	(68,060)	$(833,819)	(1,178,732)	$(15,797,372)
Decrease from capital share transactions	(1,049,771)	$(14,804,887)	(2,226,700)	$(30,035,491)
| 60

Notes to Financial Statements (continued)
June 30, 2024 (Unaudited)
11.Capital Shares (continued).

	Six Months Ended June 30, 2024		Year Ended December 31, 2023
U.S. Equity Opportunities Fund	Shares	Amount	Shares	Amount
Class A
Issued from the sale of shares	289,331	$11,200,828	678,253	$23,509,035
Issued in connection with the reinvestment of distributions	2,648	105,591	1,204,004	43,870,647
Redeemed	(987,804)	(38,248,815)	(2,864,385)	(97,156,248)
Net change	(695,825)	$(26,942,396)	(982,128)	$(29,776,566)
Class C
Issued from the sale of shares	169,989	$2,419,718	227,231	$3,297,014
Issued in connection with the reinvestment of distributions	977	14,296	391,003	5,254,512
Redeemed	(351,149)	(5,049,588)	(782,585)	(11,000,049)
Net change	(180,183)	$(2,615,574)	(164,351)	$(2,448,523)
Class N
Issued from the sale of shares	26,702	$1,387,170	—	$ —
Issued in connection with the reinvestment of distributions	4	198	285	13,778
Redeemed	(69)	(3,676)	(129)	(6,250)
Net change	26,637	$1,383,692	156	$7,528
Class Y
Issued from the sale of shares	840,777	$42,897,686	2,819,571	$126,397,035
Issued in connection with the reinvestment of distributions	662	34,919	289,349	13,935,793
Redeemed	(719,994)	(36,985,264)	(1,576,769)	(68,998,499)
Net change	121,445	$5,947,341	1,532,151	$71,334,329
Increase (decrease) from capital share transactions	(727,926)	$(22,226,937)	385,828	$39,116,768
61 |

Notes to Financial Statements (continued)
June 30, 2024 (Unaudited)
11.Capital Shares (continued).

	Six Months Ended June 30, 2024		Year Ended December 31, 2023
Mid Cap Fund	Shares	Amount	Shares	Amount
Class A
Issued from the sale of shares	99,364	$2,405,955	258,724	$5,272,975
Issued in connection with the reinvestment of distributions	266	6,582	5,113	115,653
Redeemed	(139,291)	(3,328,586)	(262,211)	(5,316,615)
Net change	(39,661)	$(916,049)	1,626	$72,013
Class C
Issued from the sale of shares	2,625	$57,978	9,970	$179,835
Issued in connection with the reinvestment of distributions	27	598	—	—
Redeemed	(67,203)	(1,440,478)	(248,936)	(4,556,274)
Net change	(64,551)	$(1,381,902)	(238,966)	$(4,376,439)
Class N
Issued from the sale of shares	261,794	$6,427,638	187,046	$3,875,585
Issued in connection with the reinvestment of distributions	434	10,918	15,982	367,265
Redeemed	(257,761)	(6,298,891)	(1,089,884)	(22,347,940)
Net change	4,467	$139,665	(886,856)	$(18,105,090)
Class Y
Issued from the sale of shares	647,588	$16,043,494	829,941	$17,124,756
Issued in connection with the reinvestment of distributions	898	22,648	32,188	741,295
Redeemed	(1,232,670)	(29,935,398)	(2,066,677)	(42,974,174)
Net change	(584,184)	$(13,869,256)	(1,204,548)	$(25,108,123)
Decrease from capital share transactions	(683,929)	$(16,027,542)	(2,328,744)	$(47,517,639)
| 62

Notes to Financial Statements (continued)
June 30, 2024 (Unaudited)
11.Capital Shares (continued).

	Six Months Ended June 30, 2024		Year Ended December 31, 2023
Small Cap Value Fund	Shares	Amount	Shares	Amount
Class A
Issued from the sale of shares	435,898	$8,290,920	2,230,090	$37,758,332
Issued in connection with the reinvestment of distributions	—	—	16,125	304,663
Redeemed	(649,743)	(12,516,923)	(725,916)	(11,990,865)
Net change	(213,845)	$(4,226,003)	1,520,299	$26,072,130
Class C
Issued from the sale of shares	596,620	$3,911,269	928,672	$5,506,114
Issued in connection with the reinvestment of distributions	—	—	10,392	67,551
Redeemed	(35,955)	(236,442)	(111,787)	(644,754)
Net change	560,665	$3,674,827	827,277	$4,928,911
Class N
Issued from the sale of shares	4,353,466	$90,708,932	34,826	$619,155
Issued in connection with the reinvestment of distributions	—	—	599	12,034
Redeemed	(92,878)	(1,906,840)	(3,357)	(58,720)
Net change	4,260,588	$88,802,092	32,068	$572,469
Class Y
Issued from the sale of shares	21,186,676	$428,605,651	23,399,247	$422,571,046
Issued in connection with the reinvestment of distributions	—	—	114,571	2,299,448
Redeemed	(5,537,169)	(112,714,845)	(4,609,145)	(82,075,612)
Net change	15,649,507	$315,890,806	18,904,673	$342,794,882
Increase from capital share transactions	20,256,915	$404,141,722	21,284,317	$374,368,392
63 |

BOARD APPROVAL OF THE EXISTING ADVISORY AND SUB-ADVISORY AGREEMENTS
The Board of Trustees of the Trusts (the “Board”), including the Independent Trustees, considers matters bearing on each Fund’s advisory agreement and, with respect to Natixis Oakmark Fund, Natixis Oakmark International Fund, Natixis U.S. Equity Opportunities Fund, Vaughan Nelson Mid Cap Fund, and Vaughan Nelson Small Cap Value Fund, sub-advisory agreement (collectively, the “Agreements”) at most of its meetings throughout the year. Each year, usually in the spring, the Contract Review Committee of the Board meets to review the Agreements to determine whether to recommend that the full Board approve the continuation of the Agreements, typically for an additional one-year period. This meeting typically includes all the Independent Trustees, including the Trustees who do not serve on the Contract Review Committee. After the Contract Review Committee has made its recommendation, the full Board, including the Independent Trustees, determines whether to approve the continuation of the Agreements at its June Board meeting.
In connection with these meetings, the Trustees receive materials that the Funds’ investment advisers and sub-advisers, as applicable (collectively, the “Advisers”) believe to be reasonably necessary for the Trustees to evaluate the Agreements. These materials generally include, among other items, (i) information on the investment performance of the Funds and the performance of peer groups of funds and the Funds’ performance benchmarks, (ii) information on the Funds’ advisory and sub-advisory fees and other expenses, including information comparing the Funds’ advisory and sub-advisory fees to the fees charged to institutional accounts with similar strategies managed by the Advisers, if any, and to those of peer groups of funds and information about any applicable expense limitations and/or fee “breakpoints,” (iii) sales and redemption data in respect of the Funds, (iv) information about the profitability of the Agreements to the Advisers, including how profitability is determined for the Funds, and (v) information obtained through the completion by the Advisers of questionnaires distributed on behalf of the Trustees throughout the year. The Board, including the Independent Trustees, also considers other matters such as (i) each Fund’s investment objective and strategies and the size, education and experience of the Advisers’ respective investment staffs and their use of technology, external research and trading cost measurement tools, (ii) arrangements in respect of the distribution of the Funds’ shares and the related costs, (iii) the allocation of the Funds’ brokerage, if any, including, to the extent applicable, allocations to brokers affiliated with the Advisers and the use of “soft” commission dollars to pay for research and other similar services, (iv) each Adviser’s policies and procedures relating to, among other things, compliance, trading and best execution, proxy voting, liquidity and valuation, (v) information about amounts invested by the Funds’ portfolio managers in the Funds or in similar accounts that they manage and (vi) the general economic outlook with particular emphasis on the mutual fund industry. Throughout the process, the Trustees are afforded the opportunity to ask questions of and request additional materials from the Advisers and the Independent Trustees meet separately with independent legal counsel outside the presence of Adviser personnel.
In addition to the materials requested by the Trustees in connection with their annual consideration of the continuation of the Agreements, the Trustees receive materials in advance of each regular quarterly meeting of the Board that provide detailed information about the Funds’ investment performance and the fees charged to the Funds for advisory and other services. The information received by the Trustees generally includes, where available, among other things, an internal performance rating for each Fund based on agreed-upon criteria, graphs showing each Fund’s performance and expense differentials against each Fund’s peer group/category of funds, total return information for various periods, performance rankings provided by a third-party data provider for various periods comparing a Fund against similarly categorized funds, and performance ratings provided by a different third-party rating organization. The portfolio management team for each Fund or other representatives of the Advisers make periodic presentations to the Contract Review Committee and/or the full Board, and Funds identified as presenting possible performance concerns may be subject to more frequent Board or Committee presentations and reviews. In addition, the Trustees are periodically provided with detailed statistical information about each Fund’s portfolio. The Trustees also receive periodic updates between meetings, both at the Board and at the Committee level.
The Board most recently approved the continuation of the Agreements for a one-year period at its meeting held in June 2024. In considering whether to approve the continuation of the Agreements, the Board, including the Independent Trustees, did not identify any single factor as determinative. Individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. Matters considered by the Trustees, including the Independent Trustees, in connection with their approval of the Agreements included, but were not limited to, the factors listed below.
The nature, extent and quality of the services provided to the Funds under the Agreements. The Trustees considered the nature, extent and quality of the services provided by the Advisers and their affiliates to the Funds and the resources dedicated to the Funds by the Advisers and their affiliates. The Trustees also considered their experience with other funds advised or sub-advised by the Adviser, as well as the affiliation between the Adviser and Natixis Investment Managers, LLC, whose affiliates provide investment advisory services to other funds in the Natixis family of funds.
The Trustees considered not only the advisory services provided by the Advisers to the Funds, but also the benefits to the Funds from the monitoring and oversight services provided by Natixis Advisors, LLC (“Natixis Advisors”). They also considered the administrative and shareholder services provided by Natixis Advisors and its affiliates to the Funds. They also took into consideration increases in the services provided resulting from new regulatory requirements, such as recent rules relating to the fair valuation of investments and the
| 64

use of derivatives, implementation of tailored shareholder reports and amendments to the Names Rule, as well as from monitoring proposed rules, such as those relating to cybersecurity, environmental, social, and governance-specific regulatory changes, and vendor oversight.
For each Fund, the Trustees also considered the benefits to shareholders of investing in a mutual fund that is part of a family of funds that offers shareholders the right to exchange shares of one type of fund for shares of another type of fund, and provides a variety of fund and shareholder services.
After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the nature, extent and quality of services provided supported the renewal of the Agreements.
Investment performance of the Funds and the Advisers. As noted above, the Trustees received information about the performance of the Funds over various time periods, including information that compared the performance of the Funds to the performance of peer groups and categories of funds and the Funds’ respective performance benchmarks. The Board noted that while it found the data provided by the independent third-party data provider useful, it recognized its limitations, including, in particular, that notable differences may exist between the Funds and the performance comparisons (for example, with respect to investment strategies) and that the results of the performance comparisons may vary depending on (i) the end dates for the performance periods that were selected and (ii) the selection of the performance comparisons. The Trustees also received information about how comparative peer groups are constructed. In addition, the Trustees reviewed data prepared by an independent third-party rating organization that analyzed the performance of the Funds using a variety of performance metrics, including metrics that measured the performance of the Funds on a risk adjusted basis.
The Board noted that, through December 31, 2023, each Fund’s one-, three- and five-year performance, as applicable, stated as percentile rankings within categories selected by the independent third-party data provider, was as follows (where the best performance would be in the first percentile of its category):
	One-Year	Three-Year	Five-Year
Loomis Sayles International Growth Fund	12%	45%	N/A
Natixis Oakmark Fund	2%	4%	1%
Natixis Oakmark International Fund	32%	87%	61%
Natixis U.S. Equity Opportunities Fund	2%	29%	11%
Vaughan Nelson Mid Cap Fund	40%	33%	31%
Vaughan Nelson Small Cap Value Fund	4%	4%	6%
In the case of the Fund that had performance that lagged that of a relevant category median as determined by the independent third-party data provider for certain (although not necessarily all) periods, the Board concluded that other factors relevant to performance supported renewal of the Fund’s Agreement. These factors included one or more of the following: (1) that the underperformance was attributable, to a significant extent, to investment decisions (such as security selection or sector allocation) by the Adviser that were reasonable and consistent with the Fund’s investment objective and policies; (2) that the Fund had outperformed its relevant benchmark for the one-year period ended December 31, 2023; and (3) that the Fund’s shorter-term (one-year) performance has been strong relative to its category. The Board also considered information about the Funds’ more recent performance, including how performance over various periods had been impacted by various factors such as market and economic events.
The Trustees also considered each Adviser’s performance and reputation generally, the performance of the fund family generally, and the historical responsiveness of the Advisers to Trustee concerns about performance and the willingness of the Advisers to take steps intended to improve performance.
After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the performance of the Funds and the Advisers and/or other relevant factors supported the renewal of the Agreements.
The costs of the services to be provided and profits to be realized by the Advisers and their affiliates from their respective relationships with the Funds. The Trustees considered the fees charged to the Funds for advisory, sub-advisory and administrative services as well as the total expense levels of the Funds. This information included comparisons (provided both by management and by an independent third party) of the Funds’ advisory fees and total expense levels to those of their peer groups and information about the advisory fees charged by the Advisers to comparable accounts (such as institutional separate accounts), as well as information about differences in such fees and the reasons for any such differences. In considering the fees charged to comparable accounts, the Trustees considered, among other things, management’s representations about the differences between managing mutual funds as compared to other types of accounts, including the additional resources required to effectively manage mutual fund assets, the greater regulatory costs associated with the management of such assets, and the entrepreneurial, regulatory and other risks associated with sponsoring and managing mutual funds.
65 |

In evaluating each Fund’s advisory and sub-advisory fees, the Trustees also took into account the demands, complexity and quality of the investment management of such Fund, and the need for the Advisers to offer competitive compensation and the potential need to expend additional resources to the extent the Fund grows in size. The Trustees considered that over the past several years, management had demonstrated its intention to have competitive fee levels by making recommendations regarding reductions in advisory fee rates, implementation of advisory fee breakpoints and the institution of advisory fee waivers and expense limitations for various funds in the fund family. They noted that all of the Funds included have expense limitations in place, and they considered the amounts waived or reimbursed by the Adviser for the Funds under their expense limitation agreements. They further noted that management had proposed to reduce the expense limitations on all share classes for Natixis U.S. Equity Opportunities Fund and Natixis Oakmark Fund effective as of July 1, 2024. The Trustees further noted that the Loomis Sayles International Growth Fund had a total advisory fee rate that was below the median of a peer group of funds.
The Trustees noted that each of Natixis Oakmark Fund, Natixis Oakmark International Fund, Natixis U.S. Equity Opportunities Fund, Vaughan Nelson Small Cap Value Fund, and Vaughan Nelson Mid Cap Fund had total advisory fee rates that were above the median of a peer group of funds. In this regard, the Trustees considered the factors that management believed justified such relatively higher advisory fee rates, including: (1) that management had proposed to reduce the expense limitations of Natixis U.S. Equity Opportunities Fund and Natixis Oakmark Fund, which is expected to reduce each Fund’s effective advisory fee rate; (2) that the advisory fee was only one basis point higher than the median of a peer group of funds for Natixis Oakmark International Fund and Vaughan Nelson Mid Cap Fund; (3) that the advisory fee was only three basis points higher than the median of a peer group of funds for Natixis U.S. Equity Opportunities Fund; (4) that, although its advisory fee was higher than the median of its peer group, Vaughan Nelson Small Cap Value Fund’s net overall expense ratio was only one basis point above the median of a peer group of funds; and (5) the quality of the services and the reputation and performance of the portfolio management team. The Board also considered that the fee and expense information reflected information as of a certain date and that historical asset levels may differ from current asset levels, particularly in a period of market volatility.
The Trustees also considered the compensation directly or indirectly received by the Advisers and their affiliates from their relationships with the Funds. The Trustees reviewed information provided by management as to the profitability of the Advisers’ and their affiliates’ relationships with the Funds, and information about how expenses are determined and allocated for purposes of profitability calculations. They also reviewed information provided by management about the effect of distribution costs and changes in asset levels on Adviser profitability, including information regarding resources spent on distribution activities. When reviewing profitability, the Trustees also considered information about court cases in which adviser compensation or profitability were issues, the performance of the relevant Funds, the expense levels of the Funds, whether the Advisers had implemented breakpoints and/or expense limitations with respect to such Funds and the overall profit margin of Natixis Investment Managers, LLC compared to that of certain other investment managers for which such data was available. The Board also noted the competitive nature of the global asset management industry.
After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the advisory fees charged to each of the Funds were fair and reasonable, and that the costs of these services generally and the related profitability of the Advisers and their affiliates in respect of their relationships with the Funds supported the renewal of the Agreements.
Economies of Scale. The Trustees considered the existence of any economies of scale in the provision of services by the Advisers and whether those economies are shared with the Funds through breakpoints in their investment advisory fees or other means, such as expense limitations. The Trustees also considered management’s explanation of the factors that are taken into account with respect to the implementation of breakpoints in investment advisory fees or expense limitations, which reduced the total expenses borne by shareholders. With respect to economies of scale, the Trustees noted that Natixis Oakmark Fund, Natixis Oakmark International Fund and Vaughan Nelson Mid Cap Fund had breakpoints in their advisory fees and that each of the Funds was subject to an expense limitation. The Trustees also considered management’s proposal to reduce the expense limitations for Natixis U.S. Equity Opportunities Fund and Natixis Oakmark Fund. In considering these issues, the Trustees also took note of the costs of the services provided (both on an absolute and on a relative basis) and the profitability to the Advisers and their affiliates of their relationships with the Funds, as discussed above. The Trustees also considered that the Funds have benefitted from the substantial reinvestment certain Advisers had made into their businesses.
After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the extent to which economies of scale were shared with the Funds supported the renewal of the Agreements.
| 66

The Trustees also considered other factors, which included but were not limited to the following:
• The effect of various factors and recent market and economic events, such as recent market volatility, geopolitical instability, aggressive domestic and foreign central bank policies, and adverse developments affecting the financial services industry generally, as applicable, on the performance, asset levels and expense ratios of each Fund.
• Whether each Fund has operated in accordance with its investment objective and the Fund’s record of compliance with its investment restrictions, and the compliance programs of the Funds and the Advisers. They also considered the compliance-related resources the Advisers and their affiliates were providing to the Funds.
• So-called “fallout benefits” to the Advisers, such as the engagement of affiliates of the Advisers to provide distribution and administrative services to the Funds, and the benefits of research made available to the Advisers by reason of brokerage commissions (if any) generated by the Funds’ securities transactions. The Trustees considered the possible conflicts of interest associated with these fallout and other benefits, and the reporting, disclosure and other processes in place to disclose and monitor such possible conflicts of interest.
• The Trustees’ review and discussion of the Funds’ advisory arrangements in prior years, and management’s record of responding to Trustee concerns raised during the year and in prior years.
Based on their evaluation of all factors that they deemed to be material, including those factors described above, and assisted by the advice of independent counsel, the Trustees, including the Independent Trustees, concluded that each of the existing Agreements should be continued through June 30, 2025.
67 |

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˃To learn more about Natixis Funds products and services:
Visit: im.natixis.com Call:  800-225-5478
Before investing, consider the fund’s investment objectives, risks, charges, and expenses. Visit im.natixis.com or call 800-225-5478 for a prospectus or summary prospectus containing this and other information.
Contact us by mail:
If you wish to communicate with the funds’ Board of Trustees, you may do so by writing to:
Secretary of the Funds
Natixis Advisors, LLC
888 Boylston Street, Suite 800
Boston, MA 02199-8197
The correspondence must (a) be signed by the shareholder; (b) include the shareholder’s name and address; and (c) identify the fund(s), account number, share class, and number of shares held in that fund, as of a recent date.
Or by e-mail:
secretaryofthefunds@natixis.com (Communications regarding recommendations for Trustee candidates may not be submitted by e-mail.)
Please note:  Unlike written correspondence, e-mail is not secure. Please do NOT include your account number, Social Security number, PIN, or any other non-public personal information in an e-mail communication because this information may be viewed by others.

Exp. 8/30/2025
5861145.2.1
EF58SA-0624
This page is not part of the financial statements and other important information

Item 8.  Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Item 9.  Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10.  Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The remuneration paid to Directors and Officers are incorporated by reference as part of the Financial Statements and Other Important Information for Open-End Management Investment Companies filed as Item 7 herewith.

Item 11.  Statement Regarding Basis for Approval of Investment Advisory Contract.

The statements regarding basis for approval of investment advisory contracts are incorporated by reference as part of the Financial Statements and Other Important Information for Open-End Management Investment Companies filed as Item 7 herewith.

Item 12.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14.  Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

Not applicable.

Item 15.  Submission of Matters to a Vote of Securities Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 16.  Controls and Procedures.

The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no changes in the Registrant’s internal control over financial reporting that occurred during the period covered by the report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a) (1)

Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit. Not Applicable.

(a) (2)

Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act by the registered national securities exchange or registered national securities association upon which the registrants securities are listed. Not Applicable.

(a) (3)	A separate certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) is filed herewith.
(a) (3)(1)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not Applicable

(a) (3)(2)	Changes in the registrant’s independent public accountant. Not Applicable
(b)

Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) is filed herewith.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Loomis Sayles Funds II

By: /s/ David L. Giunta

Name:	David L. Giunta
Title:	President and Chief Executive Officer
Date:	August 21, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ David L. Giunta

Name:	David L. Giunta
Title:	President and Chief Executive Officer
Date:	August 21, 2024

By: /s/ Matthew J. Block

Name:	Matthew J. Block
Title:	Treasurer and Principal Financial and Accounting Officer
Date:	August 21, 2024